UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Premium Income Fund

Class A Shares/Ticker: JEPAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class A Shares)	$88	0.84%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class A Shares, without a sales charge, returned 8.08% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class A Shares)	August 31, 2018	2.40%	9.85%	7.44%
JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge		8.08	11.04	8.29
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEPAX-625
JPMorgan Equity Premium Income Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Premium Income Fund

Class C Shares/Ticker: JEPCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class C Shares)	$139	1.34%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class C Shares, without a sales charge, returned 7.55% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class C Shares)	August 31, 2018	6.55%	10.51%	7.75%
JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge		7.55	10.51	7.75
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEPCX-625
JPMorgan Equity Premium Income Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Equity Premium Income Fund
Class I Shares/Ticker: JEPIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class I Shares)	$62	0.59%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class I Shares returned 8.35% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class I Shares)	August 31, 2018	8.35%	11.33%	8.55%
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEPIX-625
JPMorgan Equity Premium Income Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Equity Premium Income Fund
Class R5 Shares/Ticker: JEPSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$47	0.45%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class R5 Shares returned 8.42% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R5 Shares)	August 31, 2018	8.42%	11.48%	8.70%
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEPSX-625
JPMorgan Equity Premium Income Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Premium Income Fund

Class R6 Shares/Ticker: JEPRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$35	0.34%
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class R6 Shares returned 8.62% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R6 Shares)	August 31, 2018	8.62%	11.61%	8.81%
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEPRX-625
JPMorgan Equity Premium Income Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Hedged Equity 2 Fund

Class A Shares/Ticker: JHDAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$87	0.84%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class A Shares, without a sales charge, returned 7.93% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class A Shares)	February 26, 2021	2.27%	6.02%
JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge		7.93	7.34
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHDAX-625
JPMorgan Hedged Equity 2 Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Hedged Equity 2 Fund
Class C Shares/Ticker: JHDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$139	1.34%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class C Shares, without a sales charge, returned 7.44% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class C Shares)	February 26, 2021	6.44%	6.82%
JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge		7.44	6.82
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHDCX-625
JPMorgan Hedged Equity 2 Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Hedged Equity 2 Fund
Class I Shares/Ticker: JHQDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$61	0.59%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class I Shares returned 8.20% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class I Shares)	February 26, 2021	8.20%	7.61%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHQDX-625
JPMorgan Hedged Equity 2 Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Hedged Equity 2 Fund
Class R5 Shares/Ticker: JHDFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$46	0.45%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class R5 Shares returned 8.40% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	February 26, 2021	8.40%	7.77%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHDFX-625
JPMorgan Hedged Equity 2 Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Hedged Equity 2 Fund
Class R6 Shares/Ticker: JHDRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$35	0.34%
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class R6 Shares returned 8.52% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	February 26, 2021	8.52%	7.89%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Hedged Equity 2 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHDRX-625
JPMorgan Hedged Equity 2 Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class A Shares/Ticker: JHTAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$87	0.84%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class A Shares, without a sales charge, returned 7.83% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class A Shares)	February 26, 2021	2.18%	5.89%
JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge		7.83	7.21
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHTAX-625
JPMorgan Hedged Equity 3 Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class C Shares/Ticker: JHTCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$139	1.34%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class C Shares, without a sales charge, returned 7.24% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class C Shares)	February 26, 2021	6.24%	6.68%
JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge		7.24	6.68
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHTCX-625
JPMorgan Hedged Equity 3 Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class I Shares/Ticker: JHQTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$61	0.59%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class I Shares returned 8.09% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class I Shares)	February 26, 2021	8.09%	7.48%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHQTX-625
JPMorgan Hedged Equity 3 Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class R5 Shares/Ticker: JHTGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$46	0.44%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class R5 Shares returned 8.24% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	February 26, 2021	8.24%	7.64%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHTGX-625
JPMorgan Hedged Equity 3 Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Hedged Equity 3 Fund

Class R6 Shares/Ticker: JHTRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$35	0.34%
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class R6 Shares returned 8.34% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	February 26, 2021	8.34%	7.75%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Hedged Equity 3 Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JHTRX-625
JPMorgan Hedged Equity 3 Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Preferred and Income Securities Fund

Class A Shares/Ticker: JPDAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$88	0.85%
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund's Class A Shares, without a sales charge, returned 8.81% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the ICE BofA US All Capital Securities Index (the "Index") returned 6.87% and the Preferred and Income Securities Composite Benchmark returned 8.01% for the twelve months ended June 30, 2025.
  The Fund’s overweight allocation to hybrid debt and bank capital securities, which generally have higher credit risk relative to other debt securities, was the leading contributor to relative performance.
  The Fund’s shorter overall duration was the leading detractor to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class A Shares)	March 31, 2022	4.71%	3.05%
JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge		8.81	4.27
Bloomberg U.S. Aggregate Index		6.08	0.85
ICE BofA US All Capital Securities Index		6.87	3.46
Preferred and Income Securities Composite Benchmark		8.01	3.56
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Preferred and Income Securities Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US All Capital Securities Index and the Preferred and Income Securities Composite Benchmark from March 31, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US All Capital Securities Index, and the Preferred and Income Securities Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Preferred and Income Securities Composite Benchmark is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$1,369,703
Total number of portfolio holdings	145
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$5,568
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPDAX-625
JPMorgan Preferred and Income Securities Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Preferred and Income Securities Fund
Class C Shares/Ticker: JPDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$140	1.35%
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund's Class C Shares, without a sales charge, returned 8.28% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the ICE BofA US All Capital Securities Index (the "Index") returned 6.87% and the Preferred and Income Securities Composite Benchmark returned 8.01% for the twelve months ended June 30, 2025.
  The Fund’s overweight allocation to hybrid debt and bank capital securities, which generally have higher credit risk relative to other debt securities, was the leading contributor to relative performance.
  The Fund’s shorter overall duration was the leading detractor to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class C Shares)	August 1, 2022	7.28%	3.71%
JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge		8.28	3.71
Bloomberg U.S. Aggregate Index		6.08	0.85
ICE BofA US All Capital Securities Index		6.87	3.46
Preferred and Income Securities Composite Benchmark		8.01	3.56
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class C Shares would have been different than those shown because Class C Shares have different expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Preferred and Income Securities Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US All Capital Securities Index and the Preferred and Income Securities Composite Benchmark from March 31, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US All Capital Securities Index, and the Preferred and Income Securities Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Preferred and Income Securities Composite Benchmark is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$1,369,703
Total number of portfolio holdings	145
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$5,568
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPDCX-625
JPMorgan Preferred and Income Securities Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Preferred and Income Securities Fund
Class I Shares/Ticker: JPDIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$62	0.60%
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund's Class I Shares returned 8.96% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the ICE BofA US All Capital Securities Index (the "Index") returned 6.87% and the Preferred and Income Securities Composite Benchmark returned 8.01% for the twelve months ended June 30, 2025.
  The Fund’s overweight allocation to hybrid debt and bank capital securities, which generally have higher credit risk relative to other debt securities, was the leading contributor to relative performance.
  The Fund’s shorter overall duration was the leading detractor to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class I Shares)	March 31, 2022	8.96%	4.49%
Bloomberg U.S. Aggregate Index		6.08	0.85
ICE BofA US All Capital Securities Index		6.87	3.46
Preferred and Income Securities Composite Benchmark		8.01	3.56
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Preferred and Income Securities Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US All Capital Securities Index and the Preferred and Income Securities Composite Benchmark from March 31, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US All Capital Securities Index, and the Preferred and Income Securities Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Preferred and Income Securities Composite Benchmark is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$1,369,703
Total number of portfolio holdings	145
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$5,568
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPDIX-625
JPMorgan Preferred and Income Securities Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Preferred and Income Securities Fund
Class R6 Shares/Ticker: JPDRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$57	0.55%
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund's Class R6 Shares returned 9.13% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the ICE BofA US All Capital Securities Index (the "Index") returned 6.87% and the Preferred and Income Securities Composite Benchmark returned 8.01% for the twelve months ended June 30, 2025.
  The Fund’s overweight allocation to hybrid debt and bank capital securities, which generally have higher credit risk relative to other debt securities, was the leading contributor to relative performance.
  The Fund’s shorter overall duration was the leading detractor to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	March 31, 2022	9.13%	4.58%
Bloomberg U.S. Aggregate Index		6.08	0.85
ICE BofA US All Capital Securities Index		6.87	3.46
Preferred and Income Securities Composite Benchmark		8.01	3.56
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Preferred and Income Securities Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US All Capital Securities Index and the Preferred and Income Securities Composite Benchmark from March 31, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US All Capital Securities Index, and the Preferred and Income Securities Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Preferred and Income Securities Composite Benchmark is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$1,369,703
Total number of portfolio holdings	145
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$5,568
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPDRX-625
JPMorgan Preferred and Income Securities Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund
Class I Shares/Ticker: JSBSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$34	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class I Shares returned 13.83% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	November 1, 2022	13.83%	17.16%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSBSX-625
JPMorgan SmartRetirement® Blend 2065 Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R2 Shares/Ticker: JSBZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$87	0.82%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R2 Shares returned 13.20% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	November 1, 2022	13.20%	16.57%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSBZX-625
JPMorgan SmartRetirement® Blend 2065 Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund
Class R3 Shares/Ticker: JSBPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$60	0.56%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R3 Shares returned 13.48% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	November 1, 2022	13.48%	16.87%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSBPX-625
JPMorgan SmartRetirement® Blend 2065 Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund
Class R4 Shares/Ticker: JSBQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$34	0.32%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R4 Shares returned 13.82% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	November 1, 2022	13.82%	17.16%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSBQX-625
JPMorgan SmartRetirement® Blend 2065 Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R5 Shares/Ticker: JSMDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$18	0.17%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R5 Shares returned 13.98% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	November 1, 2022	13.98%	17.34%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMDX-625
JPMorgan SmartRetirement® Blend 2065 Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R6 Shares/Ticker: JSBYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$7	0.07%
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R6 Shares returned 14.12% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	November 1, 2022	14.12%	17.46%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® Blend 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSBYX-625
JPMorgan SmartRetirement® Blend 2065 Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class A Shares/Ticker: JSMEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$47	0.44%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class A Shares, without a sales charge, returned 12.66% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	November 1, 2022	7.61%	15.30%
JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge		12.66	17.32
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMEX-625
JPMorgan SmartRetirement® 2065 Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class C Shares/Ticker: JSMHX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$106	1.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class C Shares, without a sales charge, returned 12.03% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	November 1, 2022	11.03%	16.66%
JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge		12.03	16.66
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMHX-625
JPMorgan SmartRetirement® 2065 Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class I Shares/Ticker: JSMJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class I Shares returned 12.86% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	November 1, 2022	12.86%	17.54%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMJX-625
JPMorgan SmartRetirement® 2065 Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class R2 Shares/Ticker: JSMKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$80	0.75%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R2 Shares returned 12.32% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	November 1, 2022	12.32%	16.96%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMKX-625
JPMorgan SmartRetirement® 2065 Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class R3 Shares/Ticker: JSMPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$53	0.50%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R3 Shares returned 12.57% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	November 1, 2022	12.57%	17.24%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMPX-625
JPMorgan SmartRetirement® 2065 Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R4 Shares/Ticker: JSMLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R4 Shares returned 12.87% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	November 1, 2022	12.87%	17.53%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMLX-625
JPMorgan SmartRetirement® 2065 Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R5 Shares/Ticker: JSMMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R5 Shares returned 13.01% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	November 1, 2022	13.01%	17.71%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMMX-625
JPMorgan SmartRetirement® 2065 Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class R6 Shares/Ticker: JSMOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R6 Shares returned 13.12% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	November 1, 2022	13.12%	17.81%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan SmartRetirement® 2065 Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPMorgan SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPMorgan SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund (except prior to June 1, 2017, the S&P Target Date 2065+ Index was previously adjusted to remove the impact of ETF fees) and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index was comprised of exchange-traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return). Effective June 1, 2017, the S&P Target Date 2065+ Index is comprised of underlying indices of securities. Effective May 31, 2017, the prior version of the S&P Target Date 2065+ Index was discontinued. As a result, performance for the S&P Target Date 2065+ Index prior to June 1, 2017 was linked to an S&P Target Date Retirement Index that was comprised of ETFs and that was not adjusted to remove the impact of ETF fees (i.e., total return). The name of the Fund’s S&P Target Date Retirement Index did not change and there is no change in the Fund’s investment strategies as a result of the change. The JPMorgan SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic asset class allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in the Fund's strategic asset class allocations. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. For periods prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Fund invested in. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot directly invest in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index, S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings(collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMOX-625
JPMorgan SmartRetirement® 2065 Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $307,249

2024 – $306,565

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $43,221

2024 – $42,373

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $90,246

2024 – $98,963

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2025 and 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 - $40.6 million

2023 - $35.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan SmartRetirement® Funds
June 30, 2025
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
JPMorgan SmartRetirement® 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.3%
Fixed Income — 50.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	63,927	661,001
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	30,400	220,093
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,111	38,562
JPMorgan High Yield Fund Class R6 Shares (a)	23,206	152,001
Total Fixed Income		1,071,657
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	446	15,871
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,264	23,696
JPMorgan International Equity Fund Class R6 Shares (a)	2,939	65,824
Total International Equity		105,391
U.S. Equity — 20.1%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	210	11,204
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	505	10,970
JPMorgan Small Cap Value Fund Class R6 Shares (a)	412	10,955
JPMorgan U.S. Equity Fund Class R6 Shares (a)	7,528	197,010
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,317	196,952
Total U.S. Equity		427,091
Total Investment Companies (Cost $1,362,597)		1,604,139
Exchange-Traded Funds — 20.3%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	46	4,226
JPMorgan Realty Income ETF (a)	273	12,988
Total Alternative Assets		17,214
Fixed Income — 5.1%
JPMorgan Inflation Managed Bond ETF (a)	2,222	107,223
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	916	39,442
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — continued
JPMorgan Global Select Equity ETF (a)	1,330	85,566
JPMorgan International Research Enhanced Equity ETF (a)	1,727	122,223
Total International Equity		247,231
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	615	59,921
Total Exchange-Traded Funds (Cost $338,107)		431,589
Short-Term Investments — 4.6%
Investment Companies — 4.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $97,583)	97,583	97,583
Total Investments — 100.2% (Cost $1,798,287)		2,133,311
Liabilities in Excess of Other Assets — (0.2)%		(3,798)
NET ASSETS — 100.0%		2,129,513

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	1

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 76.1%
Fixed Income — 49.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	74,803	773,467
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,571	257,537
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,975	44,011
JPMorgan High Yield Fund Class R6 Shares (a)	26,484	173,468
Total Fixed Income		1,248,483
International Equity — 5.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	567	20,150
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,605	30,083
JPMorgan International Equity Fund Class R6 Shares (a)	3,727	83,492
Total International Equity		133,725
U.S. Equity — 21.4%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	267	14,218
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	640	13,923
JPMorgan Small Cap Value Fund Class R6 Shares (a)	521	13,850
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,555	250,055
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,480	249,989
Total U.S. Equity		542,035
Total Investment Companies (Cost $1,678,902)		1,924,243
Exchange-Traded Funds — 20.8%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	58	5,331
JPMorgan Realty Income ETF (a)	345	16,437
Total Alternative Assets		21,768
Fixed Income — 4.5%
JPMorgan Inflation Managed Bond ETF (a)	2,383	115,008
International Equity — 12.4%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,163	50,072
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — continued
JPMorgan Global Select Equity ETF (a)	1,687	108,557
JPMorgan International Research Enhanced Equity ETF (a)	2,191	155,029
Total International Equity		313,658
U.S. Equity — 3.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	780	75,991
Total Exchange-Traded Funds (Cost $406,941)		526,425
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $65,557)	65,557	65,557
Total Investments — 99.5% (Cost $2,151,400)		2,516,225
Other Assets in Excess of Liabilities — 0.5%		13,234
NET ASSETS — 100.0%		2,529,459

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 76.4%
Fixed Income — 41.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	106,903	1,105,376
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	50,837	368,059
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,563	54,034
JPMorgan High Yield Fund Class R6 Shares (a)	33,714	220,824
Total Fixed Income		1,748,293
International Equity — 6.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	359	12,762
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,541	66,357
JPMorgan International Equity Fund Class R6 Shares (a)	8,254	184,899
Total International Equity		264,018
U.S. Equity — 28.5%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	585	31,181
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,399	30,409
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,143	30,412
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,148	553,447
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,128	553,310
Total U.S. Equity		1,198,759
Total Investment Companies (Cost $2,663,443)		3,211,070
Exchange-Traded Funds — 22.4%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	130	11,998
JPMorgan Realty Income ETF (a)	755	35,952
Total Alternative Assets		47,950
Fixed Income — 1.8%
JPMorgan Inflation Managed Bond ETF (a)	1,534	74,008
International Equity — 15.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,600	68,876
JPMorgan Global Select Equity ETF (a)	3,732	240,126
JPMorgan International Research Enhanced Equity ETF (a)	4,851	343,325
Total International Equity		652,327
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,719	167,486
Total Exchange-Traded Funds (Cost $711,214)		941,771
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $3,379)	3,377	3,377
	SHARES (000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $51,631)	51,631	51,631
Total Investments — 100.1% (Cost $3,429,667)		4,207,849
Liabilities in Excess of Other Assets — (0.1)%		(4,449)
NET ASSETS — 100.0%		4,203,400

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	3

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	1,198	09/19/2025	USD	73,881	2,448

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.3%
Fixed Income — 30.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	25,363	262,255
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	108,552	785,919
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,817	36,706
JPMorgan High Yield Fund Class R6 Shares (a)	24,008	157,251
Total Fixed Income		1,242,131
International Equity — 7.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	607	21,572
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,132	77,442
JPMorgan International Equity Fund Class R6 Shares (a)	9,651	216,174
Total International Equity		315,188
U.S. Equity — 36.6%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	7,566	344,339
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	413	22,008
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	993	21,592
JPMorgan Small Cap Value Fund Class R6 Shares (a)	810	21,564
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,739	359,546
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,879	359,441
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,855	343,463
Total U.S. Equity		1,471,953
Total Investment Companies (Cost $2,208,442)		3,029,272
Exchange-Traded Funds — 23.5%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	152	14,022
JPMorgan Realty Income ETF (a)	881	41,966
Total Alternative Assets		55,988
International Equity — 19.1%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,071	89,154
JPMorgan Global Select Equity ETF (a)	4,352	280,022
JPMorgan International Research Enhanced Equity ETF (a)	5,672	401,401
Total International Equity		770,577
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,234	120,287
Total Exchange-Traded Funds (Cost $729,633)		946,852
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $3,165)	3,164	3,164
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $64,111)	64,111	64,111
Total Investments — 100.5% (Cost $3,005,351)		4,043,399
Liabilities in Excess of Other Assets — (0.5)%		(19,061)
NET ASSETS — 100.0%		4,024,338

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	5

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	1,149	09/19/2025	USD	70,859	2,348

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 71.5%
Fixed Income — 20.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	17,212	177,972
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	73,667	533,345
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,113	25,954
JPMorgan High Yield Fund Class R6 Shares (a)	17,540	114,887
Total Fixed Income		852,158
International Equity — 9.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	837	29,788
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,843	90,749
JPMorgan International Equity Fund Class R6 Shares (a)	11,299	253,108
Total International Equity		373,645
U.S. Equity — 41.8%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	8,865	403,452
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	493	26,270
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,177	25,590
JPMorgan Small Cap Value Fund Class R6 Shares (a)	961	25,561
JPMorgan U.S. Equity Fund Class R6 Shares (a)	16,052	420,082
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,207	420,017
JPMorgan Value Advantage Fund Class R6 Shares (a)	10,373	402,381
Total U.S. Equity		1,723,353
Total Investment Companies (Cost $1,915,362)		2,949,156
Exchange-Traded Funds — 27.1%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	178	16,419
JPMorgan Realty Income ETF (a)	1,043	49,690
Total Alternative Assets		66,109
International Equity — 22.1%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,568	110,546
JPMorgan Global Select Equity ETF (a)	5,099	328,050
JPMorgan International Research Enhanced Equity ETF (a)	6,641	469,983
Total International Equity		908,579
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,455	141,807
Total Exchange-Traded Funds (Cost $859,432)		1,116,495
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $3,202)	3,200	3,200
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $55,457)	55,457	55,457
Total Investments — 100.0% (Cost $2,833,453)		4,124,308
Liabilities in Excess of Other Assets — (0.0)% ^		(1,904)
NET ASSETS — 100.0%		4,122,404

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	7

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	1,173	09/19/2025	USD	72,339	2,397

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 68.8%
Fixed Income — 12.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	8,369	86,535
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,819	259,328
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,010	12,682
JPMorgan High Yield Fund Class R6 Shares (a)	9,631	63,086
Total Fixed Income		421,631
International Equity — 10.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	787	28,007
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,185	78,417
JPMorgan International Equity Fund Class R6 Shares (a)	9,788	219,252
Total International Equity		325,676
U.S. Equity — 45.9%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	7,685	349,769
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	423	22,544
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,013	22,029
JPMorgan Small Cap Value Fund Class R6 Shares (a)	826	21,967
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,939	364,795
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,993	364,632
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,993	348,842
Total U.S. Equity		1,494,578
Total Investment Companies (Cost $1,460,019)		2,241,885
Exchange-Traded Funds — 29.8%
Alternative Assets — 1.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	155	14,302
JPMorgan Realty Income ETF (a)	901	42,920
Total Alternative Assets		57,222
International Equity — 24.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,290	98,578
JPMorgan Global Select Equity ETF (a)	4,419	284,304
JPMorgan International Research Enhanced Equity ETF (a)	5,752	407,117
Total International Equity		789,999
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,260	122,730
Total Exchange-Traded Funds (Cost $754,143)		969,951
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $2,522)	2,521	2,521
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $58,575)	58,575	58,575
Total Investments — 100.5% (Cost $2,275,259)		3,272,932
Liabilities in Excess of Other Assets — (0.5)%		(17,259)
NET ASSETS — 100.0%		3,255,673

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	9

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	927	09/19/2025	USD	57,168	1,895

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.1%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,621	47,781
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,777	143,185
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,177	7,429
JPMorgan High Yield Fund Class R6 Shares (a)	6,438	42,165
Total Fixed Income		240,560
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	800	28,447
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,064	76,168
JPMorgan International Equity Fund Class R6 Shares (a)	9,510	213,024
Total International Equity		317,639
U.S. Equity — 48.5%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	7,463	339,644
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	411	21,908
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	977	21,244
JPMorgan Small Cap Value Fund Class R6 Shares (a)	796	21,185
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,555	354,736
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,774	354,639
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,734	338,811
Total U.S. Equity		1,452,167
Total Investment Companies (Cost $1,261,968)		2,010,366
Exchange-Traded Funds — 31.6%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	150	13,839
JPMorgan Realty Income ETF (a)	876	41,722
Total Alternative Assets		55,561
International Equity — 25.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,263	97,425
JPMorgan Global Select Equity ETF (a)	4,294	276,238
JPMorgan International Research Enhanced Equity ETF (a)	5,589	395,555
Total International Equity		769,218
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,226	119,483
Total Exchange-Traded Funds (Cost $734,546)		944,262
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $2,284)	2,283	2,283
	SHARES (000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $45,608)	45,608	45,608
Total Investments — 100.3% (Cost $2,044,406)		3,002,519
Liabilities in Excess of Other Assets — (0.3)%		(7,489)
NET ASSETS — 100.0%		2,995,030

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	11

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	852	09/19/2025	USD	52,543	1,741

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.5%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,068	31,728
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,133	95,080
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	780	4,921
JPMorgan High Yield Fund Class R6 Shares (a)	4,272	27,984
Total Fixed Income		159,713
International Equity — 10.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	531	18,878
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,699	50,580
JPMorgan International Equity Fund Class R6 Shares (a)	6,315	141,456
Total International Equity		210,914
U.S. Equity — 48.7%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	4,957	225,609
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	272	14,481
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	649	14,098
JPMorgan Small Cap Value Fund Class R6 Shares (a)	528	14,060
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,996	235,434
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,164	235,577
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,800	224,981
Total U.S. Equity		964,240
Total Investment Companies (Cost $914,303)		1,334,867
Exchange-Traded Funds — 31.7%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	100	9,168
JPMorgan Realty Income ETF (a)	585	27,890
Total Alternative Assets		37,058
International Equity — 25.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,503	64,694
JPMorgan Global Select Equity ETF (a)	2,851	183,433
JPMorgan International Research Enhanced Equity ETF (a)	3,712	262,664
Total International Equity		510,791
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	814	79,342
Total Exchange-Traded Funds (Cost $490,687)		627,191
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $1,574)	1,574	1,574
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $35,090)	35,090	35,090
Total Investments — 101.1% (Cost $1,441,654)		1,998,722
Liabilities in Excess of Other Assets — (1.1)%		(21,295)
NET ASSETS — 100.0%		1,977,427

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	13

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	566	09/19/2025	USD	34,905	1,157

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.9%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,372	14,181
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,870	42,498
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	359	2,268
JPMorgan High Yield Fund Class R6 Shares (a)	1,909	12,504
Total Fixed Income		71,451
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	237	8,450
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,206	22,609
JPMorgan International Equity Fund Class R6 Shares (a)	2,823	63,228
Total International Equity		94,287
U.S. Equity — 48.3%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	2,215	100,795
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	122	6,500
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	289	6,293
JPMorgan Small Cap Value Fund Class R6 Shares (a)	237	6,315
JPMorgan U.S. Equity Fund Class R6 Shares (a)	4,021	105,228
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,307	105,237
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,593	100,566
Total U.S. Equity		430,934
Total Investment Companies (Cost $463,893)		596,672
Exchange-Traded Funds — 31.4%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	45	4,171
JPMorgan Realty Income ETF (a)	262	12,462
Total Alternative Assets		16,633
International Equity — 25.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	672	28,917
JPMorgan Global Select Equity ETF (a)	1,274	81,991
JPMorgan International Research Enhanced Equity ETF (a)	1,659	117,406
Total International Equity		228,314
U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	364	35,464
Total Exchange-Traded Funds (Cost $224,706)		280,411
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $696)	696	696
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $19,726)	19,726	19,726
Total Investments — 100.6% (Cost $709,021)		897,505
Liabilities in Excess of Other Assets — (0.6)%		(5,033)
NET ASSETS — 100.0%		892,472

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	15

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	253	09/19/2025	USD	15,603	517

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.6%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	138	1,431
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	593	4,290
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	35	223
JPMorgan High Yield Fund Class R6 Shares (a)	192	1,260
Total Fixed Income		7,204
International Equity — 10.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	24	849
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	122	2,283
JPMorgan International Equity Fund Class R6 Shares (a)	285	6,383
Total International Equity		9,515
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	224	10,176
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	12	659
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	29	638
JPMorgan Small Cap Value Fund Class R6 Shares (a)	24	638
JPMorgan U.S. Equity Fund Class R6 Shares (a)	406	10,627
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	233	10,626
JPMorgan Value Advantage Fund Class R6 Shares (a)	262	10,152
Total U.S. Equity		43,516
Total Investment Companies (Cost $55,031)		60,235
Exchange-Traded Funds — 31.3%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5	417
JPMorgan Realty Income ETF (a)	26	1,254
Total Alternative Assets		1,671
International Equity — 25.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	68	2,919
JPMorgan Global Select Equity ETF (a)	129	8,277
JPMorgan International Research Enhanced Equity ETF (a)	167	11,853
Total International Equity		23,049
U.S. Equity — 4.0%
SPDR S&P MidCap 400 ETF Trust	6	3,575
Total Exchange-Traded Funds (Cost $25,334)		28,295
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $116)	117	117
	SHARES (000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $2,147)	2,147	2,147
Total Investments — 100.4% (Cost $82,628)		90,794
Liabilities in Excess of Other Assets — (0.4)%		(402)
NET ASSETS — 100.0%		90,392

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	17

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	26	09/19/2025	USD	1,603	51
S&P 500 Micro E-Mini Index	7	09/19/2025	USD	219	6
					57

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan SmartRetirement® Funds	June 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
ASSETS:
Investments in non-affiliates, at value	$—	$—	$3,377	$3,164
Investments in affiliates, at value	2,133,311	2,516,225	4,204,472	4,040,235
Cash	308	256	175	184
Receivables:
Investment securities sold	20,500	40,852	57,935	42,159
Fund shares sold	467	752	2,694	2,339
Interest from non-affiliates	—	—	60	56
Dividends from affiliates	11	8	6	7
Variation margin on futures contracts	—	—	141	135
Due from adviser	3	38	50	46
Total Assets	2,154,600	2,558,131	4,268,910	4,088,325
LIABILITIES:
Payables:
Investment securities purchased	11,817	5,219	39,543	38,707
Fund shares redeemed	12,925	23,070	25,415	24,770
Accrued liabilities:
Distribution fees	160	140	217	207
Service fees	124	145	260	218
Custodian and accounting fees	5	13	20	19
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)	— (a)
Other	56	85	55	66
Total Liabilities	25,087	28,672	65,510	63,987
Net Assets	$2,129,513	$2,529,459	$4,203,400	$4,024,338

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
NET ASSETS:
Paid-in-Capital	$1,838,294	$2,164,868	$3,420,557	$2,932,685
Total distributable earnings (loss)	291,219	364,591	782,843	1,091,653
Total Net Assets	$2,129,513	$2,529,459	$4,203,400	$4,024,338
Net Assets:
Class A	$548,925	$463,062	$675,376	$637,606
Class C	5,789	7,755	9,277	6,721
Class I	116,633	93,077	201,641	132,698
Class R2	106,183	95,673	172,782	168,844
Class R3	9,300	13,810	20,377	26,275
Class R4	14,637	2,900	38,946	4,382
Class R5	446,567	493,867	949,215	751,709
Class R6	881,479	1,359,315	2,135,786	2,296,103
Total	$2,129,513	$2,529,459	$4,203,400	$4,024,338
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	33,810	26,296	34,556	30,254
Class C	358	443	482	324
Class I	7,159	5,259	10,264	6,238
Class R2	6,571	5,470	8,910	8,071
Class R3	574	788	1,044	1,255
Class R4	900	164	1,992	206
Class R5	27,335	27,879	48,109	35,290
Class R6	53,965	76,705	108,260	107,754
Net Asset Value (a):
Class A — Redemption price per share	$16.24	$17.61	$19.54	$21.07
Class C — Offering price per share (b)	16.20	17.52	19.23	20.72
Class I — Offering and redemption price per share	16.29	17.70	19.65	21.27
Class R2 — Offering and redemption price per share	16.16	17.49	19.39	20.92
Class R3 — Offering and redemption price per share	16.19	17.51	19.53	20.93
Class R4 — Offering and redemption price per share	16.28	17.67	19.56	21.29
Class R5 — Offering and redemption price per share	16.34	17.71	19.73	21.30
Class R6 — Offering and redemption price per share	16.33	17.72	19.73	21.31
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$17.01	$18.44	$20.46	$22.06
Cost of investments in non-affiliates	$—	$—	$3,379	$3,165
Cost of investments in affiliates	1,798,287	2,151,400	3,426,288	3,002,186

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
ASSETS:
Investments in non-affiliates, at value	$3,200	$2,521	$2,283	$1,574
Investments in affiliates, at value	4,121,108	3,270,411	3,000,236	1,997,148
Cash	186	166	144	101
Receivables:
Investment securities sold	49,571	30,510	24,435	13,379
Fund shares sold	1,746	2,053	2,567	2,122
Interest from non-affiliates	57	45	41	28
Dividends from affiliates	6	7	5	4
Variation margin on futures contracts	137	108	98	66
Due from adviser	46	42	40	31
Total Assets	4,176,057	3,305,863	3,029,849	2,014,453
LIABILITIES:
Payables:
Investment securities purchased	35,872	34,301	19,684	15,177
Fund shares redeemed	17,253	15,466	14,719	21,556
Accrued liabilities:
Distribution fees	199	167	151	107
Service fees	245	177	183	117
Custodian and accounting fees	19	16	15	10
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	— (a)
Other	65	63	67	59
Total Liabilities	53,653	50,190	34,819	37,026
Net Assets	$4,122,404	$3,255,673	$2,995,030	$1,977,427

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	21

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
NET ASSETS:
Paid-in-Capital	$2,759,217	$2,194,984	$1,975,747	$1,394,719
Total distributable earnings (loss)	1,363,187	1,060,689	1,019,283	582,708
Total Net Assets	$4,122,404	$3,255,673	$2,995,030	$1,977,427
Net Assets:
Class A	$626,197	$520,491	$452,902	$292,359
Class C	10,994	6,252	8,182	5,382
Class I	188,535	103,571	148,154	58,282
Class R2	154,715	136,925	127,426	108,152
Class R3	19,700	19,971	18,798	10,095
Class R4	49,735	3,038	11,723	1,577
Class R5	931,089	624,326	716,681	479,375
Class R6	2,141,439	1,841,099	1,511,164	1,022,205
Total	$4,122,404	$3,255,673	$2,995,030	$1,977,427
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	27,046	22,159	18,570	9,903
Class C	490	274	345	186
Class I	8,092	4,376	6,027	1,964
Class R2	6,764	5,904	5,291	3,696
Class R3	851	855	774	343
Class R4	2,146	128	479	53
Class R5	39,780	26,312	29,063	16,126
Class R6	91,487	77,593	61,223	34,354
Net Asset Value (a):
Class A — Redemption price per share	$23.15	$23.49	$24.39	$29.52
Class C — Offering price per share (b)	22.43	22.85	23.69	28.95
Class I — Offering and redemption price per share	23.30	23.67	24.58	29.68
Class R2 — Offering and redemption price per share	22.87	23.20	24.08	29.26
Class R3 — Offering and redemption price per share	23.16	23.35	24.27	29.40
Class R4 — Offering and redemption price per share	23.18	23.63	24.50	29.69
Class R5 — Offering and redemption price per share	23.41	23.73	24.66	29.72
Class R6 — Offering and redemption price per share	23.41	23.73	24.68	29.76
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$24.24	$24.60	$25.54	$30.91
Cost of investments in non-affiliates	$3,202	$2,522	$2,284	$1,574
Cost of investments in affiliates	2,830,251	2,272,737	2,042,122	1,440,080

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$696	$3,692
Investments in affiliates, at value	896,809	87,102
Cash	54	6
Receivables:
Investment securities sold	3,539	164
Fund shares sold	955	399
Interest from non-affiliates	12	2
Dividends from non-affiliates	—	11
Dividends from affiliates	2	— (a)
Variation margin on futures contracts	29	4
Due from adviser	26	9
Total Assets	902,122	91,389
LIABILITIES:
Payables:
Investment securities purchased	8,481	870
Fund shares redeemed	1,027	98
Accrued liabilities:
Distribution fees	26	2
Service fees	41	3
Custodian and accounting fees	5	5
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	70	19
Total Liabilities	9,650	997
Net Assets	$892,472	$90,392

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	23

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
NET ASSETS:
Paid-in-Capital	$705,237	$80,854
Total distributable earnings (loss)	187,235	9,538
Total Net Assets	$892,472	$90,392
Net Assets:
Class A	$81,991	$9,783
Class C	3,564	132
Class I	41,778	1,173
Class R2	15,979	187
Class R3	8,799	32
Class R4	7,413	34
Class R5	198,899	20,306
Class R6	534,049	58,745
Total	$892,472	$90,392
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,303	448
Class C	146	6
Class I	1,676	53
Class R2	648	8
Class R3	354	1
Class R4	298	2
Class R5	7,974	923
Class R6	21,354	2,668
Net Asset Value (a):
Class A — Redemption price per share	$24.82	$21.88
Class C — Offering price per share (b)	24.41	21.83
Class I — Offering and redemption price per share	24.93	21.95
Class R2 — Offering and redemption price per share	24.63	21.91
Class R3 — Offering and redemption price per share	24.82	21.97
Class R4 — Offering and redemption price per share	24.86	21.99
Class R5 — Offering and redemption price per share	24.95	21.99
Class R6 — Offering and redemption price per share	25.01	22.02
Class A maximum sales charge	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$25.99	$22.91
Cost of investments in non-affiliates	$696	$3,506
Cost of investments in affiliates	708,325	79,122

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan SmartRetirement® Funds	June 30, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7	$31	$172	$176
Interest income from affiliates	— (a)	—	— (a)	— (a)
Dividend income from affiliates	43,564	86,104	120,302	100,088
Total investment income	43,571	86,135	120,474	100,264
EXPENSES:
Distribution fees:
Class A	878	1,234	1,735	1,570
Class C	26	69	77	58
Class R2	285	502	900	856
Class R3	12	35	49	60
Service fees:
Class A	878	1,234	1,735	1,570
Class C	9	23	26	20
Class I	170	256	527	333
Class R2	142	251	450	428
Class R3	12	35	49	60
Class R4	11	7	94	8
Class R5	275	547	971	749
Custodian and accounting fees	31	71	112	106
Interest expense to affiliates	— (a)	1	5	3
Professional fees	37	43	49	48
Trustees’ and Chief Compliance Officer’s fees	28	32	36	35
Printing and mailing costs	41	43	49	47
Registration and filing fees	109	163	154	167
Transfer agency fees (See Note 2.H.)	96	94	122	113
Other	26	35	70	66
Total expenses	3,066	4,675	7,210	6,297
Less fees waived	(625)	(370)	(512)	(464)
Less expense reimbursements	(284)	(407)	(473)	(473)
Net expenses	2,157	3,898	6,225	5,360
Net investment income (loss)	41,414	82,237	114,249	94,904

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	25

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$11	$7	$11	$9
Investments in affiliates	15,136	41,454	40,244	34,356
Futures contracts	—	—	4,977	4,673
Net realized gain (loss)	15,147	41,461	45,232	39,038
Distribution of capital gains received from investment company affiliates	10,829	31,456	63,428	84,341
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	—	2	6	8
Investments in affiliates	84,439	85,918	191,986	207,708
Futures contracts	—	—	2,289	2,208
Foreign currency translations	11	—	—	—
Change in net unrealized appreciation/depreciation	84,450	85,920	194,281	209,924
Net realized/unrealized gains (losses)	110,426	158,837	302,941	333,303
Change in net assets resulting from operations	$151,840	$241,074	$417,190	$428,207
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$161	$126	$106	$69
Interest income from affiliates	1	3	—	— (a)
Dividend income from affiliates	88,442	60,449	51,118	33,147
Total investment income	88,604	60,578	51,224	33,216
EXPENSES:
Distribution fees:
Class A	1,554	1,267	1,090	675
Class C	84	47	61	39
Class R2	772	659	625	509
Class R3	47	45	46	25
Service fees:
Class A	1,554	1,267	1,090	675
Class C	28	15	20	13
Class I	468	258	369	148
Class R2	386	330	313	254
Class R3	47	45	46	25
Class R4	115	7	26	4
Class R5	901	602	686	471
Custodian and accounting fees	108	87	81	55
Interest expense to affiliates	4	2	3	1
Professional fees	48	44	44	40
Trustees’ and Chief Compliance Officer’s fees	36	33	33	30
Printing and mailing costs	48	46	47	45
Registration and filing fees	151	149	139	114
Transfer agency fees (See Note 2.H.)	118	96	89	60
Other	66	55	54	33
Total expenses	6,535	5,054	4,862	3,216
Less fees waived	(465)	(376)	(328)	(203)
Less expense reimbursements	(462)	(422)	(403)	(332)
Net expenses	5,608	4,256	4,131	2,681
Net investment income (loss)	82,996	56,322	47,093	30,535

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	27

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$10	$10	$10	$6
Investments in affiliates	38,292	21,353	15,085	3,288
Futures contracts	4,703	3,706	3,391	2,165
Net realized gain (loss)	43,005	25,069	18,486	5,459
Distribution of capital gains received from investment company affiliates	98,413	83,583	80,344	51,840
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5	5	4	3
Investments in affiliates	234,133	203,807	200,880	138,195
Futures contracts	2,256	1,785	1,640	1,093
Change in net unrealized appreciation/depreciation	236,394	205,597	202,524	139,291
Net realized/unrealized gains (losses)	377,812	314,249	301,354	196,590
Change in net assets resulting from operations	$460,808	$370,571	$348,447	$227,125
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$34	$4
Dividend income from non-affiliates	—	30
Dividend income from affiliates	14,057	979
Total investment income	14,091	1,013
EXPENSES:
Distribution fees:
Class A	180	14
Class C	25	1
Class R2	73	1
Class R3	20	— (a)
Service fees:
Class A	180	14
Class C	8	— (a)
Class I	92	2
Class R2	36	— (a)
Class R3	20	— (a)
Class R4	16	— (a)
Class R5	185	15
Custodian and accounting fees	28	28
Interest expense to affiliates	— (a)	—
Professional fees	36	33
Trustees’ and Chief Compliance Officer’s fees	27	25
Printing and mailing costs	38	25
Registration and filing fees	138	141
Transfer agency fees (See Note 2.H.)	37	10
Other	24	17
Total expenses	1,163	326
Less fees waived	(65)	(7)
Less expense reimbursements	(304)	(276)
Net expenses	794	43
Net investment income (loss)	13,297	970

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	29

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1	$(11)
Investments in affiliates	(349)	(236)
Futures contracts	890	153
Net realized gain (loss)	542	(94)
Distribution of capital gains received from investment company affiliates	21,703	1,498
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2	121
Investments in affiliates	62,393	5,320
Futures contracts	492	56
Change in net unrealized appreciation/depreciation	62,887	5,497
Net realized/unrealized gains (losses)	85,132	6,901
Change in net assets resulting from operations	$98,429	$7,871
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan SmartRetirement® Funds	June 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$41,414	$34,897	$82,237	$87,800
Net realized gain (loss)	15,147	12,699	41,461	42,560
Distributions of capital gains received from investment company affiliates	10,829	1,713	31,456	5,484
Change in net unrealized appreciation/depreciation	84,450	52,113	85,920	156,478
Change in net assets resulting from operations	151,840	101,422	241,074	292,322
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,815)	(10,051)	(21,096)	(14,772)
Class C	(72)	(104)	(345)	(228)
Class I	(1,995)	(2,157)	(4,141)	(4,110)
Class R2	(1,413)	(1,248)	(4,031)	(2,617)
Class R3	(131)	(142)	(588)	(494)
Class R4	(89)	(73)	(118)	(61)
Class R5	(8,798)	(9,230)	(25,677)	(21,915)
Class R6	(14,463)	(12,954)	(64,686)	(45,726)
Total distributions to shareholders	(37,776)	(35,959)	(120,682)	(89,923)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	959,080	(222,076)	(329,000)	(751,497)
NET ASSETS:
Change in net assets	1,073,144	(156,613)	(208,608)	(549,098)
Beginning of period	1,056,369	1,212,982	2,738,067	3,287,165
End of period	$2,129,513	$1,056,369	$2,529,459	$2,738,067
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$114,249	$113,528	$94,904	$87,373
Net realized gain (loss)	45,232	84,906	39,038	112,978
Distributions of capital gains received from investment company affiliates	63,428	9,827	84,341	27,054
Change in net unrealized appreciation/depreciation	194,281	286,191	209,924	275,885
Change in net assets resulting from operations	417,190	494,452	428,207	503,290
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(35,071)	(17,174)	(27,968)	(12,132)
Class C	(459)	(241)	(317)	(115)
Class I	(10,638)	(5,818)	(5,815)	(2,972)
Class R2	(8,645)	(3,815)	(7,145)	(2,874)
Class R3	(960)	(543)	(1,040)	(495)
Class R4	(1,986)	(876)	(134)	(47)
Class R5	(52,919)	(30,324)	(36,333)	(19,148)
Class R6	(110,897)	(54,753)	(103,152)	(46,277)
Total distributions to shareholders	(221,575)	(113,544)	(181,904)	(84,060)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(137,420)	(760,901)	35,293	(564,673)
NET ASSETS:
Change in net assets	58,195	(379,993)	281,596	(145,443)
Beginning of period	4,145,205	4,525,198	3,742,742	3,888,185
End of period	$4,203,400	$4,145,205	$4,024,338	$3,742,742
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,996	$77,651	$56,322	$52,686
Net realized gain (loss)	43,005	144,948	25,069	101,691
Distributions of capital gains received from investment company affiliates	98,413	31,291	83,583	26,040
Change in net unrealized appreciation/depreciation	236,394	303,691	205,597	271,386
Change in net assets resulting from operations	460,808	557,581	370,571	451,803
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(27,985)	(10,808)	(20,807)	(7,273)
Class C	(454)	(135)	(223)	(66)
Class I	(8,565)	(3,558)	(4,096)	(1,847)
Class R2	(6,571)	(2,281)	(5,125)	(1,581)
Class R3	(833)	(338)	(711)	(262)
Class R4	(2,185)	(754)	(115)	(34)
Class R5	(43,681)	(19,750)	(26,685)	(12,521)
Class R6	(96,303)	(38,566)	(74,707)	(28,324)
Total distributions to shareholders	(186,577)	(76,190)	(132,469)	(51,908)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,433	(624,676)	88,247	(507,832)
NET ASSETS:
Change in net assets	301,664	(143,285)	326,349	(107,937)
Beginning of period	3,820,740	3,964,025	2,929,324	3,037,261
End of period	$4,122,404	$3,820,740	$3,255,673	$2,929,324
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,093	$43,707	$30,535	$27,301
Net realized gain (loss)	18,486	81,250	5,459	22,111
Distributions of capital gains received from investment company affiliates	80,344	23,714	51,840	14,804
Change in net unrealized appreciation/depreciation	202,524	270,096	139,291	200,108
Change in net assets resulting from operations	348,447	418,767	227,125	264,324
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,236)	(5,894)	(5,655)	(3,445)
Class C	(152)	(74)	(77)	(54)
Class I	(3,621)	(2,291)	(1,238)	(1,120)
Class R2	(2,561)	(1,434)	(1,838)	(1,099)
Class R3	(405)	(316)	(187)	(159)
Class R4	(259)	(135)	(32)	(14)
Class R5	(18,466)	(12,257)	(11,624)	(7,883)
Class R6	(37,137)	(21,359)	(22,271)	(13,509)
Total distributions to shareholders	(72,837)	(43,760)	(42,922)	(27,283)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	44,934	(400,215)	94,398	(225,756)
NET ASSETS:
Change in net assets	320,544	(25,208)	278,601	11,285
Beginning of period	2,674,486	2,699,694	1,698,826	1,687,541
End of period	$2,995,030	$2,674,486	$1,977,427	$1,698,826
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,297	$10,334	$970	$208
Net realized gain (loss)	542	(508)	(94)	(51)
Distributions of capital gains received from investment company affiliates	21,703	5,329	1,498	79
Change in net unrealized appreciation/depreciation	62,887	85,696	5,497	2,471
Change in net assets resulting from operations	98,429	100,851	7,871	2,707
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,912)	(770)	(95)	(21)
Class C	(75)	(26)	(1)	(1)
Class I	(1,026)	(383)	(11)	(2)
Class R2	(354)	(140)	(1)	— (a)
Class R3	(206)	(106)	— (a)	— (a)
Class R4	(179)	(71)	— (a)	— (a)
Class R5	(5,625)	(2,939)	(301)	(9)
Class R6	(13,380)	(5,751)	(748)	(138)
Total distributions to shareholders	(22,757)	(10,186)	(1,157)	(171)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	134,996	(15,011)	53,647	23,379
NET ASSETS:
Change in net assets	210,668	75,654	60,361	25,915
Beginning of period	681,804	606,150	30,031	4,116
End of period	$892,472	$681,804	$90,392	$30,031

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$44,421	$21,388	$47,514	$56,941
Net assets acquired in Fund reorganization (See Note 8)	242,569	—	—	—
Distributions reinvested	10,528	9,715	20,200	14,007
Cost of shares redeemed	(96,253)	(90,563)	(154,617)	(187,765)
Change in net assets resulting from Class A capital transactions	201,265	(59,460)	(86,903)	(116,817)
Class C
Proceeds from shares issued	839	190	790	780
Net assets acquired in Fund reorganization (See Note 8)	3,283	—	—	—
Distributions reinvested	72	104	339	221
Cost of shares redeemed	(2,317)	(2,359)	(4,408)	(5,946)
Change in net assets resulting from Class C capital transactions	1,877	(2,065)	(3,279)	(4,945)
Class I
Proceeds from shares issued	6,948	7,415	10,832	16,958
Net assets acquired in Fund reorganization (See Note 8)	58,642	—	—	—
Distributions reinvested	1,973	2,138	4,112	4,087
Cost of shares redeemed	(21,358)	(21,784)	(54,608)	(68,869)
Change in net assets resulting from Class I capital transactions	46,205	(12,231)	(39,664)	(47,824)
Class R2
Proceeds from shares issued	42,114	8,536	12,376	13,919
Net assets acquired in Fund reorganization (See Note 8)	58,537	—	—	—
Distributions reinvested	1,392	1,232	3,983	2,595
Cost of shares redeemed	(49,921)	(12,347)	(32,499)	(38,327)
Change in net assets resulting from Class R2 capital transactions	52,122	(2,579)	(16,140)	(21,813)
Class R3
Proceeds from shares issued	1,089	1,061	1,738	4,775
Net assets acquired in Fund reorganization (See Note 8)	5,206	—	—	—
Distributions reinvested	86	101	491	423
Cost of shares redeemed	(2,814)	(1,988)	(7,622)	(6,943)
Change in net assets resulting from Class R3 capital transactions	3,567	(826)	(5,393)	(1,745)
Class R4
Proceeds from shares issued	188	364	203	213
Net assets acquired in Fund reorganization (See Note 8)	11,613	—	—	—
Distributions reinvested	89	73	118	61
Cost of shares redeemed	(518)	(3,138)	(65)	(2,163)
Change in net assets resulting from Class R4 capital transactions	11,372	(2,701)	256	(1,889)
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$39,535	$38,397	$59,743	$69,631
Net assets acquired in Fund reorganization (See Note 8)	218,237	—	—	—
Distributions reinvested	8,763	9,202	25,635	21,834
Cost of shares redeemed	(87,429)	(114,751)	(178,200)	(328,433)
Change in net assets resulting from Class R5 capital transactions	179,106	(67,152)	(92,822)	(236,968)
Class R6
Proceeds from shares issued	121,739	75,520	275,458	249,913
Net assets acquired in Fund reorganization (See Note 8)	482,433	—	—	—
Distributions reinvested	13,786	12,361	62,611	43,895
Cost of shares redeemed	(154,392)	(162,943)	(423,124)	(613,304)
Change in net assets resulting from Class R6 capital transactions	463,566	(75,062)	(85,055)	(319,496)
Total change in net assets resulting from capital transactions	$959,080	$(222,076)	$(329,000)	$(751,497)
SHARE TRANSACTIONS:
Class A
Issued	2,851	1,470	2,781	3,572
Shares issued in connection with Fund reorganization (See Note 8)	15,745	—	—	—
Reinvested	688	661	1,203	875
Redeemed	(6,135)	(6,221)	(9,006)	(11,893)
Change in Class A Shares	13,149	(4,090)	(5,022)	(7,446)
Class C
Issued	54	13	47	49
Shares issued in connection with Fund reorganization (See Note 8)	213	—	—	—
Reinvested	5	7	20	14
Redeemed	(148)	(162)	(260)	(379)
Change in Class C Shares	124	(142)	(193)	(316)
Class I
Issued	441	498	630	1,054
Shares issued in connection with Fund reorganization (See Note 8)	3,794	—	—	—
Reinvested	128	145	244	254
Redeemed	(1,349)	(1,472)	(3,149)	(4,286)
Change in Class I Shares	3,014	(829)	(2,275)	(2,978)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	2,730	579	727	877
Shares issued in connection with Fund reorganization (See Note 8)	3,815	—	—	—
Reinvested	91	84	239	163
Redeemed	(3,224)	(848)	(1,911)	(2,438)
Change in Class R2 Shares	3,412	(185)	(945)	(1,398)
Class R3
Issued	68	73	102	302
Shares issued in connection with Fund reorganization (See Note 8)	339	—	—	—
Reinvested	6	7	29	26
Redeemed	(180)	(137)	(449)	(435)
Change in Class R3 Shares	233	(57)	(318)	(107)
Class R4
Issued	14	25	12	13
Shares issued in connection with Fund reorganization (See Note 8)	752	—	—	—
Reinvested	6	5	7	4
Redeemed	(33)	(221)	(4)	(139)
Change in Class R4 Shares	739	(191)	15	(122)
Class R5
Issued	2,528	2,640	3,465	4,339
Shares issued in connection with Fund reorganization (See Note 8)	14,084	—	—	—
Reinvested	570	622	1,521	1,358
Redeemed	(5,506)	(7,808)	(10,350)	(20,559)
Change in Class R5 Shares	11,676	(4,546)	(5,364)	(14,862)
Class R6
Issued	7,701	5,119	15,955	15,607
Shares issued in connection with Fund reorganization (See Note 8)	31,144	—	—	—
Reinvested	897	836	3,714	2,730
Redeemed	(9,746)	(11,038)	(24,554)	(38,120)
Change in Class R6 Shares	29,996	(5,083)	(4,885)	(19,783)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$77,597	$82,391	$74,172	$85,907
Distributions reinvested	34,053	16,471	26,976	11,553
Cost of shares redeemed	(191,760)	(229,080)	(145,296)	(170,834)
Change in net assets resulting from Class A capital transactions	(80,110)	(130,218)	(44,148)	(73,374)
Class C
Proceeds from shares issued	1,063	1,441	775	1,096
Distributions reinvested	451	233	310	110
Cost of shares redeemed	(4,153)	(5,433)	(3,131)	(2,866)
Change in net assets resulting from Class C capital transactions	(2,639)	(3,759)	(2,046)	(1,660)
Class I
Proceeds from shares issued	24,811	39,942	21,874	33,333
Distributions reinvested	10,522	5,769	5,791	2,966
Cost of shares redeemed	(76,607)	(86,137)	(53,967)	(57,093)
Change in net assets resulting from Class I capital transactions	(41,274)	(40,426)	(26,302)	(20,794)
Class R2
Proceeds from shares issued	26,209	25,548	22,296	29,155
Distributions reinvested	8,587	3,794	7,068	2,851
Cost of shares redeemed	(59,490)	(49,988)	(48,029)	(48,174)
Change in net assets resulting from Class R2 capital transactions	(24,694)	(20,646)	(18,665)	(16,168)
Class R3
Proceeds from shares issued	4,722	8,579	5,755	6,641
Distributions reinvested	747	435	923	434
Cost of shares redeemed	(10,871)	(9,180)	(8,819)	(11,470)
Change in net assets resulting from Class R3 capital transactions	(5,402)	(166)	(2,141)	(4,395)
Class R4
Proceeds from shares issued	2,957	2,072	1,455	936
Distributions reinvested	1,986	876	134	47
Cost of shares redeemed	(3,806)	(6,841)	(539)	(2,495)
Change in net assets resulting from Class R4 capital transactions	1,137	(3,893)	1,050	(1,512)
Class R5
Proceeds from shares issued	116,081	122,864	92,437	108,854
Distributions reinvested	52,810	30,221	36,229	19,085
Cost of shares redeemed	(231,386)	(393,419)	(153,187)	(287,855)
Change in net assets resulting from Class R5 capital transactions	(62,495)	(240,334)	(24,521)	(159,916)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$437,428	$369,403	$473,210	$363,974
Distributions reinvested	106,870	52,613	99,955	44,591
Cost of shares redeemed	(466,241)	(743,475)	(421,099)	(695,419)
Change in net assets resulting from Class R6 capital transactions	78,057	(321,459)	152,066	(286,854)
Total change in net assets resulting from capital transactions	$(137,420)	$(760,901)	$35,293	$(564,673)
SHARE TRANSACTIONS:
Class A
Issued	4,112	4,729	3,674	4,690
Reinvested	1,823	939	1,347	629
Redeemed	(10,101)	(13,303)	(7,170)	(9,509)
Change in Class A Shares	(4,166)	(7,635)	(2,149)	(4,190)
Class C
Issued	56	86	39	61
Reinvested	25	13	16	6
Redeemed	(223)	(314)	(158)	(161)
Change in Class C Shares	(142)	(215)	(103)	(94)
Class I
Issued	1,306	2,251	1,074	1,780
Reinvested	561	328	287	160
Redeemed	(3,991)	(4,909)	(2,635)	(3,111)
Change in Class I Shares	(2,124)	(2,330)	(1,274)	(1,171)
Class R2
Issued	1,389	1,470	1,112	1,596
Reinvested	463	218	355	156
Redeemed	(3,158)	(2,892)	(2,387)	(2,664)
Change in Class R2 Shares	(1,306)	(1,204)	(920)	(912)
Class R3
Issued	250	491	290	366
Reinvested	40	25	46	24
Redeemed	(574)	(525)	(441)	(634)
Change in Class R3 Shares	(284)	(9)	(105)	(244)
Class R4
Issued	158	118	73	50
Reinvested	107	50	6	3
Redeemed	(204)	(400)	(26)	(143)
Change in Class R4 Shares	61	(232)	53	(90)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	6,067	6,967	4,536	5,883
Reinvested	2,804	1,709	1,794	1,031
Redeemed	(12,123)	(22,436)	(7,492)	(15,710)
Change in Class R5 Shares	(3,252)	(13,760)	(1,162)	(8,796)
Class R6
Issued	22,844	21,043	23,084	19,681
Reinvested	5,681	2,979	4,950	2,409
Redeemed	(24,416)	(42,112)	(20,634)	(37,613)
Change in Class R6 Shares	4,109	(18,090)	7,400	(15,523)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$76,013	$76,052	$68,145	$71,128
Distributions reinvested	27,128	10,335	19,991	6,892
Cost of shares redeemed	(157,721)	(183,764)	(117,727)	(143,674)
Change in net assets resulting from Class A capital transactions	(54,580)	(97,377)	(29,591)	(65,654)
Class C
Proceeds from shares issued	1,582	1,861	850	1,275
Distributions reinvested	450	134	221	65
Cost of shares redeemed	(3,263)	(3,301)	(1,780)	(1,968)
Change in net assets resulting from Class C capital transactions	(1,231)	(1,306)	(709)	(628)
Class I
Proceeds from shares issued	23,962	33,475	15,583	25,283
Distributions reinvested	8,518	3,544	4,078	1,840
Cost of shares redeemed	(59,705)	(71,373)	(42,062)	(44,483)
Change in net assets resulting from Class I capital transactions	(27,225)	(34,354)	(22,401)	(17,360)
Class R2
Proceeds from shares issued	18,900	28,256	19,242	21,059
Distributions reinvested	6,510	2,265	5,007	1,553
Cost of shares redeemed	(42,237)	(47,229)	(29,627)	(33,159)
Change in net assets resulting from Class R2 capital transactions	(16,827)	(16,708)	(5,378)	(10,547)
Class R3
Proceeds from shares issued	4,654	6,673	4,083	6,461
Distributions reinvested	692	280	624	236
Cost of shares redeemed	(8,046)	(9,124)	(5,872)	(9,874)
Change in net assets resulting from Class R3 capital transactions	(2,700)	(2,171)	(1,165)	(3,177)
Class R4
Proceeds from shares issued	5,058	2,568	427	394
Distributions reinvested	2,185	754	114	34
Cost of shares redeemed	(3,883)	(1,601)	(219)	(896)
Change in net assets resulting from Class R4 capital transactions	3,360	1,721	322	(468)
Class R5
Proceeds from shares issued	104,473	111,268	91,108	94,561
Distributions reinvested	43,553	19,674	26,590	12,472
Cost of shares redeemed	(150,561)	(307,950)	(118,856)	(263,467)
Change in net assets resulting from Class R5 capital transactions	(2,535)	(177,008)	(1,158)	(156,434)
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$421,963	$339,380	$407,068	$314,438
Distributions reinvested	92,999	37,055	72,427	27,250
Cost of shares redeemed	(385,791)	(673,908)	(331,168)	(595,252)
Change in net assets resulting from Class R6 capital transactions	129,171	(297,473)	148,327	(253,564)
Total change in net assets resulting from capital transactions	$27,433	$(624,676)	$88,247	$(507,832)
SHARE TRANSACTIONS:
Class A
Issued	3,442	3,856	3,054	3,608
Reinvested	1,235	520	900	347
Redeemed	(7,116)	(9,472)	(5,267)	(7,464)
Change in Class A Shares	(2,439)	(5,096)	(1,313)	(3,509)
Class C
Issued	74	97	40	68
Reinvested	21	7	10	3
Redeemed	(152)	(173)	(82)	(103)
Change in Class C Shares	(57)	(69)	(32)	(32)
Class I
Issued	1,082	1,649	695	1,270
Reinvested	386	178	182	92
Redeemed	(2,685)	(3,627)	(1,879)	(2,256)
Change in Class I Shares	(1,217)	(1,800)	(1,002)	(894)
Class R2
Issued	868	1,441	873	1,078
Reinvested	299	115	228	79
Redeemed	(1,936)	(2,410)	(1,350)	(1,697)
Change in Class R2 Shares	(769)	(854)	(249)	(540)
Class R3
Issued	210	341	186	334
Reinvested	31	14	28	12
Redeemed	(363)	(462)	(266)	(506)
Change in Class R3 Shares	(122)	(107)	(52)	(160)
Class R4
Issued	228	130	18	20
Reinvested	99	38	5	2
Redeemed	(174)	(80)	(10)	(48)
Change in Class R4 Shares	153	88	13	(26)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,686	5,530	4,052	4,718
Reinvested	1,966	982	1,188	624
Redeemed	(6,752)	(15,534)	(5,264)	(13,337)
Change in Class R5 Shares	(100)	(9,022)	(24)	(7,995)
Class R6
Issued	18,859	16,966	18,014	15,711
Reinvested	4,200	1,850	3,237	1,363
Redeemed	(17,286)	(33,740)	(14,725)	(29,865)
Change in Class R6 Shares	5,773	(14,924)	6,526	(12,791)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$67,446	$72,431	$66,090	$64,247
Distributions reinvested	9,892	5,597	5,489	3,250
Cost of shares redeemed	(104,569)	(116,077)	(67,083)	(79,240)
Change in net assets resulting from Class A capital transactions	(27,231)	(38,049)	4,496	(11,743)
Class C
Proceeds from shares issued	1,297	1,272	793	530
Distributions reinvested	150	72	76	53
Cost of shares redeemed	(2,166)	(2,322)	(1,560)	(1,591)
Change in net assets resulting from Class C capital transactions	(719)	(978)	(691)	(1,008)
Class I
Proceeds from shares issued	22,085	30,831	11,363	17,600
Distributions reinvested	3,615	2,289	1,235	1,120
Cost of shares redeemed	(51,951)	(59,585)	(31,096)	(34,169)
Change in net assets resulting from Class I capital transactions	(26,251)	(26,465)	(18,498)	(15,449)
Class R2
Proceeds from shares issued	19,329	24,578	20,508	20,950
Distributions reinvested	2,533	1,424	1,799	1,079
Cost of shares redeemed	(35,833)	(35,833)	(26,268)	(27,327)
Change in net assets resulting from Class R2 capital transactions	(13,971)	(9,831)	(3,961)	(5,298)
Class R3
Proceeds from shares issued	3,466	6,029	3,403	4,077
Distributions reinvested	336	280	159	140
Cost of shares redeemed	(11,568)	(8,220)	(6,506)	(5,643)
Change in net assets resulting from Class R3 capital transactions	(7,766)	(1,911)	(2,944)	(1,426)
Class R4
Proceeds from shares issued	1,916	1,545	218	247
Distributions reinvested	259	135	32	14
Cost of shares redeemed	(1,251)	(1,070)	(65)	(1,335)
Change in net assets resulting from Class R4 capital transactions	924	610	185	(1,074)
Class R5
Proceeds from shares issued	100,478	111,883	96,587	103,434
Distributions reinvested	18,436	12,210	11,594	7,800
Cost of shares redeemed	(116,745)	(229,617)	(121,130)	(138,346)
Change in net assets resulting from Class R5 capital transactions	2,169	(105,524)	(12,949)	(27,112)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$364,640	$294,670	$301,973	$234,052
Distributions reinvested	35,602	20,333	21,358	12,904
Cost of shares redeemed	(282,463)	(533,070)	(194,571)	(409,602)
Change in net assets resulting from Class R6 capital transactions	117,779	(218,067)	128,760	(162,646)
Total change in net assets resulting from capital transactions	$44,934	$(400,215)	$94,398	$(225,756)
SHARE TRANSACTIONS:
Class A
Issued	2,944	3,613	2,384	2,653
Reinvested	437	278	201	134
Redeemed	(4,550)	(5,877)	(2,413)	(3,316)
Change in Class A Shares	(1,169)	(1,986)	172	(529)
Class C
Issued	58	65	29	23
Reinvested	7	4	3	2
Redeemed	(97)	(119)	(57)	(65)
Change in Class C Shares	(32)	(50)	(25)	(40)
Class I
Issued	957	1,510	407	721
Reinvested	159	113	45	46
Redeemed	(2,269)	(3,015)	(1,137)	(1,414)
Change in Class I Shares	(1,153)	(1,392)	(685)	(647)
Class R2
Issued	855	1,241	748	876
Reinvested	113	71	66	45
Redeemed	(1,584)	(1,809)	(958)	(1,139)
Change in Class R2 Shares	(616)	(497)	(144)	(218)
Class R3
Issued	152	303	123	169
Reinvested	15	14	6	6
Redeemed	(512)	(408)	(236)	(231)
Change in Class R3 Shares	(345)	(91)	(107)	(56)
Class R4
Issued	85	77	8	9
Reinvested	11	7	1	1
Redeemed	(54)	(55)	(2)	(59)
Change in Class R4 Shares	42	29	7	(49)
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,355	5,502	3,465	4,226
Reinvested	807	601	423	319
Redeemed	(5,019)	(11,455)	(4,307)	(5,717)
Change in Class R5 Shares	143	(5,352)	(419)	(1,172)
Class R6
Issued	15,697	14,459	10,789	9,562
Reinvested	1,558	1,002	779	528
Redeemed	(12,184)	(26,382)	(6,964)	(16,878)
Change in Class R6 Shares	5,071	(10,921)	4,604	(6,788)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$29,141	$27,302	$7,463	$2,887
Distributions reinvested	1,879	759	95	21
Cost of shares redeemed	(21,323)	(18,881)	(1,473)	(425)
Change in net assets resulting from Class A capital transactions	9,697	9,180	6,085	2,483
Class C
Proceeds from shares issued	717	960	82	63
Distributions reinvested	60	22	1	1
Cost of shares redeemed	(789)	(415)	(62)	— (a)
Change in net assets resulting from Class C capital transactions	(12)	567	21	64
Class I
Proceeds from shares issued	15,145	13,733	1,042	238
Distributions reinvested	1,026	382	11	2
Cost of shares redeemed	(11,224)	(12,547)	(279)	(14)
Change in net assets resulting from Class I capital transactions	4,947	1,568	774	226
Class R2
Proceeds from shares issued	4,456	3,980	166	19
Distributions reinvested	354	140	1	— (a)
Cost of shares redeemed	(3,726)	(2,675)	(38)	(2)
Change in net assets resulting from Class R2 capital transactions	1,084	1,445	129	17
Class R3
Proceeds from shares issued	3,078	4,010	30	28
Distributions reinvested	192	98	— (a)	— (a)
Cost of shares redeemed	(4,097)	(3,968)	(58)	(4)
Change in net assets resulting from Class R3 capital transactions	(827)	140	(28)	24
Class R4
Proceeds from shares issued	1,543	1,724	3	— (a)
Distributions reinvested	179	71	— (a)	— (a)
Cost of shares redeemed	(537)	(427)	— (a)	—
Change in net assets resulting from Class R4 capital transactions	1,185	1,368	3	— (a)
Class R5
Proceeds from shares issued	55,784	63,694	11,684	10,343
Distributions reinvested	5,623	2,938	301	9
Cost of shares redeemed	(47,349)	(66,460)	(3,860)	(606)
Change in net assets resulting from Class R5 capital transactions	14,058	172	8,125	9,746

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$224,567	$165,247	$54,448	$13,286
Distributions reinvested	12,976	5,507	746	138
Cost of shares redeemed	(132,679)	(200,205)	(16,656)	(2,605)
Change in net assets resulting from Class R6 capital transactions	104,864	(29,451)	38,538	10,819
Total change in net assets resulting from capital transactions	$134,996	$(15,011)	$53,647	$23,379
SHARE TRANSACTIONS:
Class A
Issued	1,244	1,331	362	160
Reinvested	81	37	5	1
Redeemed	(908)	(934)	(71)	(23)
Change in Class A Shares	417	434	296	138
Class C
Issued	31	46	4	4
Reinvested	3	1	— (a)	— (a)
Redeemed	(34)	(20)	(3)	— (a)
Change in Class C Shares	—	27	1	4
Class I
Issued	647	657	51	14
Reinvested	44	18	— (a)	— (a)
Redeemed	(475)	(625)	(14)	(1)
Change in Class I Shares	216	50	37	13
Class R2
Issued	192	195	8	1
Reinvested	15	7	— (a)	— (a)
Redeemed	(160)	(130)	(2)	— (a)
Change in Class R2 Shares	47	72	6	1
Class R3
Issued	133	195	1	1
Reinvested	8	5	— (a)	— (a)
Redeemed	(176)	(194)	(3)	— (a)
Change in Class R3 Shares	(35)	6	(2)	1
Class R4
Issued	67	85	1	— (a)
Reinvested	8	3	— (a)	— (a)
Redeemed	(23)	(21)	— (a)	—
Change in Class R4 Shares	52	67	1	— (a)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	2,378	3,100	568	553
Reinvested	242	143	15	1
Redeemed	(2,010)	(3,241)	(187)	(31)
Change in Class R5 Shares	610	2	396	523
Class R6
Issued	9,524	7,968	2,625	722
Reinvested	558	267	37	8
Redeemed	(5,630)	(9,787)	(798)	(139)
Change in Class R6 Shares	4,452	(1,552)	1,864	591
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan SmartRetirement® Funds	June 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund
Class A
Year Ended June 30, 2025	$15.41	$0.50	$0.89	$1.39	$(0.56)	$—	$(0.56)
Year Ended June 30, 2024	14.48	0.44	0.95	1.39	(0.46)	—	(0.46)
Year Ended June 30, 2023	14.17	0.36	0.53	0.89	(0.35)	(0.23)	(0.58)
Year Ended June 30, 2022	17.87	0.32	(2.33)	(2.01)	(0.27)	(1.42)	(1.69)
Year Ended June 30, 2021	16.21	0.30	2.14	2.44	(0.37)	(0.41)	(0.78)
Class C
Year Ended June 30, 2025	15.33	0.40	0.89	1.29	(0.42)	—	(0.42)
Year Ended June 30, 2024	14.39	0.34	0.94	1.28	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.06	0.27	0.53	0.80	(0.24)	(0.23)	(0.47)
Year Ended June 30, 2022	17.79	0.21	(2.31)	(2.10)	(0.21)	(1.42)	(1.63)
Year Ended June 30, 2021	16.13	0.19	2.13	2.32	(0.25)	(0.41)	(0.66)
Class I
Year Ended June 30, 2025	15.46	0.52	0.89	1.41	(0.58)	—	(0.58)
Year Ended June 30, 2024	14.53	0.46	0.95	1.41	(0.48)	—	(0.48)
Year Ended June 30, 2023	14.21	0.38	0.54	0.92	(0.37)	(0.23)	(0.60)
Year Ended June 30, 2022	17.91	0.34	(2.34)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.24	0.32	2.15	2.47	(0.39)	(0.41)	(0.80)
Class R2
Year Ended June 30, 2025	15.33	0.44	0.89	1.33	(0.50)	—	(0.50)
Year Ended June 30, 2024	14.42	0.38	0.93	1.31	(0.40)	—	(0.40)
Year Ended June 30, 2023	14.10	0.31	0.54	0.85	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.82	0.25	(2.32)	(2.07)	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2021	16.17	0.23	2.12	2.35	(0.29)	(0.41)	(0.70)
Class R3
Year Ended June 30, 2025	15.35	0.48	0.89	1.37	(0.53)	—	(0.53)
Year Ended June 30, 2024	14.43	0.41	0.94	1.35	(0.43)	—	(0.43)
Year Ended June 30, 2023	14.08	0.33	0.55	0.88	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.78	0.29	(2.32)	(2.03)	(0.25)	(1.42)	(1.67)
Year Ended June 30, 2021	16.14	0.28	2.11	2.39	(0.34)	(0.41)	(0.75)
Class R4
Year Ended June 30, 2025	15.45	0.56	0.85	1.41	(0.58)	—	(0.58)
Year Ended June 30, 2024	14.49	0.44	0.97	1.41	(0.45)	—	(0.45)
Year Ended June 30, 2023	14.19	0.39	0.52	0.91	(0.38)	(0.23)	(0.61)
Year Ended June 30, 2022	17.89	0.33	(2.33)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.21	0.31	2.15	2.46	(0.37)	(0.41)	(0.78)
Class R5
Year Ended June 30, 2025	15.50	0.54	0.90	1.44	(0.60)	—	(0.60)
Year Ended June 30, 2024	14.57	0.48	0.95	1.43	(0.50)	—	(0.50)
Year Ended June 30, 2023	14.25	0.40	0.54	0.94	(0.39)	(0.23)	(0.62)
Year Ended June 30, 2022	17.94	0.36	(2.34)	(1.98)	(0.29)	(1.42)	(1.71)
Year Ended June 30, 2021	16.28	0.35	2.13	2.48	(0.41)	(0.41)	(0.82)
Class R6
Year Ended June 30, 2025	15.50	0.57	0.88	1.45	(0.62)	—	(0.62)
Year Ended June 30, 2024	14.57	0.50	0.95	1.45	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.26	0.41	0.54	0.95	(0.41)	(0.23)	(0.64)
Year Ended June 30, 2022	17.94	0.38	(2.34)	(1.96)	(0.30)	(1.42)	(1.72)
Year Ended June 30, 2021	16.28	0.36	2.14	2.50	(0.43)	(0.41)	(0.84)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$16.24	9.25%	$548,925	0.35%	3.17%	0.54%	12%
15.41	9.75	318,319	0.35	3.01	0.55	19
14.48	6.55	358,493	0.34	2.56	0.54	17
14.17	(12.56)	405,590	0.34	1.92	0.54	39
17.87	15.27	580,693	0.32	1.76	0.53	32

16.20	8.54	5,789	0.98	2.54	1.03	12
15.33	9.04	3,590	0.98	2.35	1.06	19
14.39	5.88	5,407	0.97	1.91	1.04	17
14.06	(13.09)	6,689	0.97	1.27	1.04	39
17.79	14.58	11,547	0.95	1.11	1.03	32

16.29	9.33	116,633	0.23	3.30	0.27	12
15.46	9.86	64,065	0.23	3.13	0.28	19
14.53	6.76	72,267	0.22	2.68	0.28	17
14.21	(12.48)	91,551	0.22	2.04	0.27	39
17.91	15.43	143,855	0.20	1.84	0.27	32

16.16	8.84	106,183	0.75	2.81	0.77	12
15.33	9.21	48,420	0.75	2.62	0.78	19
14.42	6.22	48,214	0.75	2.17	0.78	17
14.10	(12.91)	52,294	0.75	1.51	0.78	39
17.82	14.74	73,969	0.75	1.34	0.78	32

16.19	9.11	9,300	0.50	3.04	0.54	12
15.35	9.49	5,229	0.50	2.82	0.55	19
14.43	6.49	5,755	0.50	2.35	0.54	17
14.08	(12.70)	9,961	0.50	1.74	0.53	39
17.78	15.01	15,618	0.50	1.60	0.52	32

16.28	9.35	14,637	0.25	3.52	0.27	12
15.45	9.86	2,491	0.25	2.99	0.28	19
14.49	6.67	5,097	0.25	2.73	0.28	17
14.19	(12.50)	3,635	0.25	2.00	0.27	39
17.89	15.38	5,349	0.25	1.82	0.27	32

16.34	9.55	446,567	0.10	3.43	0.12	12
15.50	9.98	242,742	0.10	3.28	0.13	19
14.57	6.88	294,423	0.10	2.80	0.13	17
14.25	(12.35)	382,540	0.10	2.15	0.12	39
17.94	15.47	549,434	0.10	1.99	0.12	32

16.33	9.60	881,479	0.00	3.57	0.02	12
15.50	10.09	371,513	0.00	3.35	0.03	19
14.57	6.94	423,326	0.00	2.90	0.03	17
14.26	(12.23)	599,328	0.00	2.26	0.02	39
17.94	15.59	734,126	0.00	2.08	0.02	32

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund
Class A
Year Ended June 30, 2025	$16.83	$0.48	$1.04	$1.52	$(0.57)	$(0.17)	$(0.74)
Year Ended June 30, 2024	15.66	0.43	1.18	1.61	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.52	0.36	0.78	1.14	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.09	0.32	(2.75)	(2.43)	(0.34)	(1.80)	(2.14)
Year Ended June 30, 2021	17.34	0.29	3.31	3.60	(0.36)	(0.49)	(0.85)
Class C
Year Ended June 30, 2025	16.73	0.38	1.04	1.42	(0.46)	(0.17)	(0.63)
Year Ended June 30, 2024	15.54	0.33	1.17	1.50	(0.31)	—	(0.31)
Year Ended June 30, 2023	15.40	0.27	0.78	1.05	(0.25)	(0.66)	(0.91)
Year Ended June 30, 2022	20.01	0.22	(2.75)	(2.53)	(0.28)	(1.80)	(2.08)
Year Ended June 30, 2021	17.27	0.17	3.31	3.48	(0.25)	(0.49)	(0.74)
Class I
Year Ended June 30, 2025	16.90	0.51	1.05	1.56	(0.59)	(0.17)	(0.76)
Year Ended June 30, 2024	15.72	0.47	1.18	1.65	(0.47)	—	(0.47)
Year Ended June 30, 2023	15.58	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.15	0.36	(2.77)	(2.41)	(0.36)	(1.80)	(2.16)
Year Ended June 30, 2021	17.39	0.32	3.32	3.64	(0.39)	(0.49)	(0.88)
Class R2
Year Ended June 30, 2025	16.72	0.43	1.03	1.46	(0.52)	(0.17)	(0.69)
Year Ended June 30, 2024	15.55	0.38	1.17	1.55	(0.38)	—	(0.38)
Year Ended June 30, 2023	15.42	0.31	0.78	1.09	(0.30)	(0.66)	(0.96)
Year Ended June 30, 2022	20.01	0.26	(2.74)	(2.48)	(0.31)	(1.80)	(2.11)
Year Ended June 30, 2021	17.27	0.22	3.30	3.52	(0.29)	(0.49)	(0.78)
Class R3
Year Ended June 30, 2025	16.73	0.46	1.04	1.50	(0.55)	(0.17)	(0.72)
Year Ended June 30, 2024	15.57	0.42	1.17	1.59	(0.43)	—	(0.43)
Year Ended June 30, 2023	15.44	0.35	0.78	1.13	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.01	0.31	(2.75)	(2.44)	(0.33)	(1.80)	(2.13)
Year Ended June 30, 2021	17.27	0.27	3.30	3.57	(0.34)	(0.49)	(0.83)
Class R4
Year Ended June 30, 2025	16.89	0.52	1.04	1.56	(0.61)	(0.17)	(0.78)
Year Ended June 30, 2024	15.68	0.43	1.22	1.65	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.54	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.11	0.35	(2.77)	(2.42)	(0.35)	(1.80)	(2.15)
Year Ended June 30, 2021	17.34	0.32	3.32	3.64	(0.38)	(0.49)	(0.87)
Class R5
Year Ended June 30, 2025	16.93	0.55	1.03	1.58	(0.63)	(0.17)	(0.80)
Year Ended June 30, 2024	15.75	0.50	1.18	1.68	(0.50)	—	(0.50)
Year Ended June 30, 2023	15.61	0.41	0.79	1.20	(0.40)	(0.66)	(1.06)
Year Ended June 30, 2022	20.18	0.38	(2.78)	(2.40)	(0.37)	(1.80)	(2.17)
Year Ended June 30, 2021	17.41	0.35	3.33	3.68	(0.42)	(0.49)	(0.91)
Class R6
Year Ended June 30, 2025	16.94	0.56	1.04	1.60	(0.65)	(0.17)	(0.82)
Year Ended June 30, 2024	15.76	0.51	1.18	1.69	(0.51)	—	(0.51)
Year Ended June 30, 2023	15.62	0.43	0.79	1.22	(0.42)	(0.66)	(1.08)
Year Ended June 30, 2022	20.18	0.41	(2.79)	(2.38)	(0.38)	(1.80)	(2.18)
Year Ended June 30, 2021	17.41	0.37	3.33	3.70	(0.44)	(0.49)	(0.93)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$17.61	9.31%	$463,062	0.44%	2.82%	0.53%	13%
16.83	10.40	527,093	0.44	2.72	0.53	19
15.66	7.80	606,963	0.43	2.32	0.52	16
15.52	(13.71)	722,117	0.43	1.72	0.52	39
20.09	21.06	1,147,634	0.41	1.52	0.52	32

17.52	8.69	7,755	1.00	2.24	1.04	13
16.73	9.77	10,638	1.00	2.11	1.04	19
15.54	7.19	14,787	1.00	1.74	1.03	16
15.40	(14.23)	19,094	1.00	1.17	1.03	39
20.01	20.39	27,048	1.00	0.91	1.02	32

17.70	9.54	93,077	0.25	2.96	0.27	13
16.90	10.64	127,346	0.25	2.91	0.27	19
15.72	8.00	165,288	0.25	2.52	0.27	16
15.58	(13.59)	232,343	0.25	1.91	0.26	39
20.15	21.25	379,329	0.25	1.66	0.26	32

17.49	8.95	95,673	0.75	2.51	0.77	13
16.72	10.11	107,228	0.75	2.40	0.77	19
15.55	7.43	121,499	0.75	2.02	0.77	16
15.42	(14.01)	134,496	0.75	1.41	0.77	39
20.01	20.68	192,084	0.75	1.18	0.77	32

17.51	9.22	13,810	0.50	2.72	0.52	13
16.73	10.36	18,500	0.50	2.68	0.52	19
15.57	7.73	18,887	0.50	2.27	0.52	16
15.44	(13.80)	23,213	0.50	1.65	0.52	39
20.01	21.00	36,301	0.50	1.44	0.52	32

17.67	9.53	2,900	0.25	3.03	0.27	13
16.89	10.64	2,515	0.25	2.73	0.28	19
15.68	8.01	4,249	0.25	2.55	0.27	16
15.54	(13.62)	7,229	0.25	1.85	0.27	39
20.11	21.32	17,587	0.25	1.69	0.26	32

17.71	9.66	493,867	0.10	3.17	0.12	13
16.93	10.81	562,799	0.10	3.10	0.11	19
15.75	8.16	757,815	0.10	2.64	0.11	16
15.61	(13.50)	1,077,778	0.10	2.07	0.11	39
20.18	21.48	1,540,051	0.10	1.84	0.11	32

17.72	9.77	1,359,315	0.00	3.27	0.02	13
16.94	10.92	1,381,948	0.00	3.16	0.01	19
15.76	8.30	1,597,677	0.00	2.78	0.01	16
15.62	(13.40)	1,716,156	0.00	2.18	0.01	39
20.18	21.61	2,237,064	0.00	1.94	0.01	32

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund
Class A
Year Ended June 30, 2025	$18.66	$0.46	$1.39	$1.85	$(0.56)	$(0.41)	$(0.97)
Year Ended June 30, 2024	17.02	0.42	1.64	2.06	(0.42)	—	(0.42)
Year Ended June 30, 2023	16.73	0.35	1.20	1.55	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	21.89	0.33	(3.14)	(2.81)	(0.40)	(1.95)	(2.35)
Year Ended June 30, 2021	18.17	0.28	4.27	4.55	(0.34)	(0.49)	(0.83)
Class C
Year Ended June 30, 2025	18.36	0.35	1.36	1.71	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2024	16.74	0.32	1.61	1.93	(0.31)	—	(0.31)
Year Ended June 30, 2023	16.47	0.25	1.18	1.43	(0.23)	(0.93)	(1.16)
Year Ended June 30, 2022	21.64	0.21	(3.09)	(2.88)	(0.34)	(1.95)	(2.29)
Year Ended June 30, 2021	17.96	0.15	4.24	4.39	(0.22)	(0.49)	(0.71)
Class I
Year Ended June 30, 2025	18.75	0.50	1.40	1.90	(0.59)	(0.41)	(1.00)
Year Ended June 30, 2024	17.10	0.46	1.64	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.81	0.39	1.19	1.58	(0.36)	(0.93)	(1.29)
Year Ended June 30, 2022	21.97	0.37	(3.16)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.22	0.31	4.30	4.61	(0.37)	(0.49)	(0.86)
Class R2
Year Ended June 30, 2025	18.52	0.40	1.38	1.78	(0.50)	(0.41)	(0.91)
Year Ended June 30, 2024	16.90	0.36	1.62	1.98	(0.36)	—	(0.36)
Year Ended June 30, 2023	16.62	0.30	1.19	1.49	(0.28)	(0.93)	(1.21)
Year Ended June 30, 2022	21.80	0.26	(3.12)	(2.86)	(0.37)	(1.95)	(2.32)
Year Ended June 30, 2021	18.09	0.21	4.26	4.47	(0.27)	(0.49)	(0.76)
Class R3
Year Ended June 30, 2025	18.64	0.45	1.39	1.84	(0.54)	(0.41)	(0.95)
Year Ended June 30, 2024	17.00	0.41	1.64	2.05	(0.41)	—	(0.41)
Year Ended June 30, 2023	16.65	0.31	1.22	1.53	(0.25)	(0.93)	(1.18)
Year Ended June 30, 2022	21.80	0.32	(3.13)	(2.81)	(0.39)	(1.95)	(2.34)
Year Ended June 30, 2021	18.10	0.26	4.26	4.52	(0.33)	(0.49)	(0.82)
Class R4
Year Ended June 30, 2025	18.68	0.50	1.39	1.89	(0.60)	(0.41)	(1.01)
Year Ended June 30, 2024	17.03	0.45	1.65	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.77	0.43	1.15	1.58	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	21.93	0.36	(3.15)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.18	0.31	4.29	4.60	(0.36)	(0.49)	(0.85)
Class R5
Year Ended June 30, 2025	18.83	0.54	1.40	1.94	(0.63)	(0.41)	(1.04)
Year Ended June 30, 2024	17.18	0.50	1.63	2.13	(0.48)	—	(0.48)
Year Ended June 30, 2023	16.88	0.41	1.21	1.62	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	22.04	0.40	(3.17)	(2.77)	(0.44)	(1.95)	(2.39)
Year Ended June 30, 2021	18.28	0.34	4.32	4.66	(0.41)	(0.49)	(0.90)
Class R6
Year Ended June 30, 2025	18.83	0.56	1.40	1.96	(0.65)	(0.41)	(1.06)
Year Ended June 30, 2024	17.17	0.50	1.66	2.16	(0.50)	—	(0.50)
Year Ended June 30, 2023	16.88	0.43	1.20	1.63	(0.41)	(0.93)	(1.34)
Year Ended June 30, 2022	22.03	0.42	(3.17)	(2.75)	(0.45)	(1.95)	(2.40)
Year Ended June 30, 2021	18.27	0.37	4.31	4.68	(0.43)	(0.49)	(0.92)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$19.54	10.24%	$675,376	0.44%	2.45%	0.52%	14%
18.66	12.24	722,632	0.44	2.42	0.52	20
17.02	9.85	789,005	0.43	2.11	0.52	16
16.73	(14.62)	866,979	0.43	1.61	0.52	42
21.89	25.39	1,310,223	0.41	1.35	0.52	38

19.23	9.59	9,277	1.00	1.86	1.04	14
18.36	11.67	11,450	1.00	1.85	1.04	20
16.74	9.21	14,047	1.00	1.55	1.03	16
16.47	(15.09)	16,382	1.00	1.06	1.03	42
21.64	24.72	22,367	1.00	0.76	1.03	38

19.65	10.49	201,641	0.25	2.62	0.26	14
18.75	12.46	232,308	0.25	2.60	0.26	20
17.10	10.02	251,694	0.25	2.31	0.26	16
16.81	(14.48)	311,120	0.25	1.80	0.26	42
21.97	25.69	498,963	0.25	1.50	0.26	38

19.39	9.91	172,782	0.75	2.14	0.76	14
18.52	11.87	189,214	0.75	2.10	0.76	20
16.90	9.52	192,960	0.75	1.81	0.77	16
16.62	(14.92)	200,990	0.75	1.32	0.76	42
21.80	25.04	265,500	0.75	1.02	0.76	38

19.53	10.17	20,377	0.50	2.36	0.52	14
18.64	12.21	24,756	0.50	2.34	0.52	20
17.00	9.75	22,702	0.50	1.84	0.52	16
16.65	(14.66)	56,115	0.50	1.57	0.51	42
21.80	25.30	73,364	0.50	1.30	0.51	38

19.56	10.47	38,946	0.25	2.65	0.26	14
18.68	12.51	36,069	0.25	2.60	0.26	20
17.03	10.04	36,839	0.25	2.57	0.26	16
16.77	(14.51)	12,839	0.25	1.79	0.26	42
21.93	25.69	22,446	0.25	1.53	0.26	38

19.73	10.65	949,215	0.10	2.81	0.11	14
18.83	12.59	967,330	0.10	2.82	0.11	20
17.18	10.22	1,118,550	0.10	2.45	0.11	16
16.88	(14.36)	1,463,012	0.10	1.97	0.11	42
22.04	25.86	1,978,329	0.10	1.68	0.11	38

19.73	10.76	2,135,786	0.00	2.90	0.01	14
18.83	12.76	1,961,446	0.00	2.86	0.01	20
17.17	10.30	2,099,401	0.00	2.58	0.01	16
16.88	(14.28)	2,029,842	0.00	2.08	0.01	42
22.03	26.00	2,510,192	0.00	1.78	0.01	38

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund
Class A
Year Ended June 30, 2025	$19.79	$0.44	$1.76	$2.20	$(0.51)	$(0.41)	$(0.92)
Year Ended June 30, 2024	17.65	0.38	2.12	2.50	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.15	0.31	1.56	1.87	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.65	0.32	(3.33)	(3.01)	(0.48)	(3.01)	(3.49)
Year Ended June 30, 2021	18.76	0.28	5.60	5.88	(0.35)	(0.64)	(0.99)
Class C
Year Ended June 30, 2025	19.47	0.32	1.73	2.05	(0.39)	(0.41)	(0.80)
Year Ended June 30, 2024	17.35	0.27	2.10	2.37	(0.25)	—	(0.25)
Year Ended June 30, 2023	16.88	0.21	1.54	1.75	(0.19)	(1.09)	(1.28)
Year Ended June 30, 2022	23.41	0.20	(3.29)	(3.09)	(0.43)	(3.01)	(3.44)
Year Ended June 30, 2021	18.59	0.15	5.54	5.69	(0.23)	(0.64)	(0.87)
Class I
Year Ended June 30, 2025	19.97	0.47	1.78	2.25	(0.54)	(0.41)	(0.95)
Year Ended June 30, 2024	17.80	0.42	2.15	2.57	(0.40)	—	(0.40)
Year Ended June 30, 2023	17.29	0.35	1.57	1.92	(0.32)	(1.09)	(1.41)
Year Ended June 30, 2022	23.80	0.37	(3.37)	(3.00)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.87	0.32	5.63	5.95	(0.38)	(0.64)	(1.02)
Class R2
Year Ended June 30, 2025	19.65	0.37	1.75	2.12	(0.44)	(0.41)	(0.85)
Year Ended June 30, 2024	17.53	0.32	2.11	2.43	(0.31)	—	(0.31)
Year Ended June 30, 2023	17.05	0.26	1.55	1.81	(0.24)	(1.09)	(1.33)
Year Ended June 30, 2022	23.57	0.26	(3.32)	(3.06)	(0.45)	(3.01)	(3.46)
Year Ended June 30, 2021	18.70	0.21	5.57	5.78	(0.27)	(0.64)	(0.91)
Class R3
Year Ended June 30, 2025	19.66	0.42	1.75	2.17	(0.49)	(0.41)	(0.90)
Year Ended June 30, 2024	17.52	0.36	2.13	2.49	(0.35)	—	(0.35)
Year Ended June 30, 2023	17.05	0.30	1.54	1.84	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.54	0.30	(3.31)	(3.01)	(0.47)	(3.01)	(3.48)
Year Ended June 30, 2021	18.68	0.27	5.56	5.83	(0.33)	(0.64)	(0.97)
Class R4
Year Ended June 30, 2025	19.98	0.46	1.81	2.27	(0.55)	(0.41)	(0.96)
Year Ended June 30, 2024	17.78	0.39	2.17	2.56	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.26	0.34	1.58	1.92	(0.31)	(1.09)	(1.40)
Year Ended June 30, 2022	23.75	0.35	(3.33)	(2.98)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.83	0.33	5.60	5.93	(0.37)	(0.64)	(1.01)
Class R5
Year Ended June 30, 2025	20.00	0.52	1.77	2.29	(0.58)	(0.41)	(0.99)
Year Ended June 30, 2024	17.83	0.46	2.14	2.60	(0.43)	—	(0.43)
Year Ended June 30, 2023	17.32	0.37	1.58	1.95	(0.35)	(1.09)	(1.44)
Year Ended June 30, 2022	23.81	0.40	(3.36)	(2.96)	(0.52)	(3.01)	(3.53)
Year Ended June 30, 2021	18.89	0.36	5.62	5.98	(0.42)	(0.64)	(1.06)
Class R6
Year Ended June 30, 2025	20.01	0.53	1.78	2.31	(0.60)	(0.41)	(1.01)
Year Ended June 30, 2024	17.83	0.47	2.16	2.63	(0.45)	—	(0.45)
Year Ended June 30, 2023	17.33	0.40	1.56	1.96	(0.37)	(1.09)	(1.46)
Year Ended June 30, 2022	23.81	0.42	(3.36)	(2.94)	(0.53)	(3.01)	(3.54)
Year Ended June 30, 2021	18.89	0.38	5.62	6.00	(0.44)	(0.64)	(1.08)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$21.07	11.39%	$637,606	0.44%	2.16%	0.52%	17%
19.79	14.35	641,357	0.44	2.09	0.52	22
17.65	11.67	645,728	0.43	1.81	0.52	18
17.15	(15.33)	710,149	0.43	1.50	0.52	34
23.65	31.88	1,107,857	0.42	1.31	0.52	35

20.72	10.76	6,721	1.00	1.60	1.05	17
19.47	13.78	8,316	1.00	1.50	1.05	22
17.35	11.01	9,043	1.00	1.25	1.04	18
16.88	(15.81)	10,174	1.00	0.97	1.03	34
23.41	31.12	13,950	1.00	0.69	1.03	35

21.27	11.57	132,698	0.25	2.31	0.26	17
19.97	14.61	150,008	0.25	2.28	0.26	22
17.80	11.87	154,541	0.25	2.06	0.27	18
17.29	(15.19)	211,579	0.25	1.70	0.26	34
23.80	32.11	345,692	0.25	1.47	0.26	35

20.92	11.06	168,844	0.75	1.85	0.76	17
19.65	14.00	176,699	0.75	1.78	0.77	22
17.53	11.31	173,552	0.75	1.52	0.77	18
17.05	(15.60)	167,191	0.75	1.21	0.77	34
23.57	31.43	219,749	0.75	0.97	0.76	35

20.93	11.31	26,275	0.50	2.08	0.52	17
19.66	14.37	26,742	0.50	1.99	0.52	22
17.52	11.52	28,110	0.50	1.79	0.52	18
17.05	(15.39)	30,308	0.50	1.43	0.52	34
23.54	31.77	47,424	0.50	1.25	0.52	35

21.29	11.65	4,382	0.25	2.25	0.27	17
19.98	14.58	3,053	0.25	2.12	0.29	22
17.78	11.86	4,323	0.25	1.98	0.27	18
17.26	(15.14)	8,959	0.25	1.62	0.27	34
23.75	32.07	22,627	0.25	1.51	0.26	35

21.30	11.76	751,709	0.10	2.52	0.11	17
20.00	14.78	728,966	0.10	2.52	0.11	22
17.83	12.03	806,622	0.10	2.16	0.11	18
17.32	(15.03)	1,087,075	0.10	1.86	0.11	34
23.81	32.23	1,456,188	0.10	1.65	0.11	35

21.31	11.87	2,296,103	0.00	2.61	0.01	17
20.01	14.94	2,007,601	0.00	2.54	0.01	22
17.83	12.10	2,066,266	0.00	2.29	0.01	18
17.33	(14.94)	1,916,064	0.00	1.97	0.01	34
23.81	32.37	2,319,866	0.00	1.73	0.01	35

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund
Class A
Year Ended June 30, 2025	$21.62	$0.40	$2.13	$2.53	$(0.49)	$(0.51)	$(1.00)
Year Ended June 30, 2024	18.99	0.35	2.63	2.98	(0.35)	—	(0.35)
Year Ended June 30, 2023	18.45	0.30	1.94	2.24	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2022	25.76	0.33	(3.68)	(3.35)	(0.55)	(3.41)	(3.96)
Year Ended June 30, 2021	19.90	0.28	6.68	6.96	(0.34)	(0.76)	(1.10)
Class C
Year Ended June 30, 2025	20.97	0.27	2.07	2.34	(0.37)	(0.51)	(0.88)
Year Ended June 30, 2024	18.43	0.24	2.54	2.78	(0.24)	—	(0.24)
Year Ended June 30, 2023	17.95	0.19	1.89	2.08	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.26	0.19	(3.58)	(3.39)	(0.51)	(3.41)	(3.92)
Year Ended June 30, 2021	19.58	0.13	6.55	6.68	(0.24)	(0.76)	(1.00)
Class I
Year Ended June 30, 2025	21.75	0.44	2.15	2.59	(0.53)	(0.51)	(1.04)
Year Ended June 30, 2024	19.10	0.39	2.64	3.03	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.54	0.34	1.96	2.30	(0.32)	(1.42)	(1.74)
Year Ended June 30, 2022	25.85	0.37	(3.70)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.97	0.31	6.71	7.02	(0.38)	(0.76)	(1.14)
Class R2
Year Ended June 30, 2025	21.37	0.33	2.10	2.43	(0.42)	(0.51)	(0.93)
Year Ended June 30, 2024	18.78	0.29	2.59	2.88	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.26	0.24	1.93	2.17	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2022	25.59	0.25	(3.64)	(3.39)	(0.53)	(3.41)	(3.94)
Year Ended June 30, 2021	19.79	0.20	6.62	6.82	(0.26)	(0.76)	(1.02)
Class R3
Year Ended June 30, 2025	21.62	0.39	2.13	2.52	(0.47)	(0.51)	(0.98)
Year Ended June 30, 2024	18.99	0.34	2.62	2.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.35	0.23	2.01	2.24	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.66	0.31	(3.67)	(3.36)	(0.54)	(3.41)	(3.95)
Year Ended June 30, 2021	19.83	0.27	6.64	6.91	(0.32)	(0.76)	(1.08)
Class R4
Year Ended June 30, 2025	21.65	0.45	2.13	2.58	(0.54)	(0.51)	(1.05)
Year Ended June 30, 2024	19.02	0.40	2.62	3.02	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.50	0.41	1.88	2.29	(0.35)	(1.42)	(1.77)
Year Ended June 30, 2022	25.81	0.35	(3.68)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.93	0.33	6.67	7.00	(0.36)	(0.76)	(1.12)
Class R5
Year Ended June 30, 2025	21.85	0.48	2.16	2.64	(0.57)	(0.51)	(1.08)
Year Ended June 30, 2024	19.19	0.44	2.64	3.08	(0.42)	—	(0.42)
Year Ended June 30, 2023	18.62	0.38	1.95	2.33	(0.34)	(1.42)	(1.76)
Year Ended June 30, 2022	25.93	0.41	(3.72)	(3.31)	(0.59)	(3.41)	(4.00)
Year Ended June 30, 2021	20.03	0.35	6.72	7.07	(0.41)	(0.76)	(1.17)
Class R6
Year Ended June 30, 2025	21.85	0.50	2.16	2.66	(0.59)	(0.51)	(1.10)
Year Ended June 30, 2024	19.19	0.45	2.64	3.09	(0.43)	—	(0.43)
Year Ended June 30, 2023	18.63	0.39	1.96	2.35	(0.37)	(1.42)	(1.79)
Year Ended June 30, 2022	25.93	0.43	(3.72)	(3.29)	(0.60)	(3.41)	(4.01)
Year Ended June 30, 2021	20.03	0.38	6.72	7.10	(0.44)	(0.76)	(1.20)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$23.15	12.04%	$626,197	0.44%	1.81%	0.52%	16%
21.62	15.83	637,489	0.44	1.79	0.52	21
18.99	13.12	656,787	0.43	1.63	0.52	16
18.45	(15.82)	677,060	0.43	1.40	0.52	36
25.76	35.63	1,024,243	0.42	1.19	0.52	33

22.43	11.43	10,994	1.00	1.25	1.04	16
20.97	15.19	11,477	1.00	1.22	1.04	21
18.43	12.47	11,359	1.00	1.07	1.03	16
17.95	(16.28)	11,955	1.00	0.86	1.04	36
25.26	34.75	15,949	1.00	0.58	1.04	33

23.30	12.27	188,535	0.25	1.99	0.26	16
21.75	16.05	202,471	0.25	1.97	0.26	21
19.10	13.39	212,173	0.25	1.86	0.27	16
18.54	(15.69)	267,740	0.25	1.58	0.26	36
25.85	35.83	437,592	0.25	1.32	0.26	33

22.87	11.68	154,715	0.75	1.50	0.76	16
21.37	15.46	160,943	0.75	1.48	0.77	21
18.78	12.83	157,484	0.75	1.34	0.77	16
18.26	(16.09)	153,273	0.75	1.09	0.77	36
25.59	35.12	199,824	0.75	0.86	0.77	33

23.16	11.99	19,700	0.50	1.75	0.52	16
21.62	15.76	21,036	0.50	1.71	0.52	21
18.99	13.11	20,493	0.50	1.27	0.52	16
18.35	(15.91)	51,430	0.50	1.35	0.52	36
25.66	35.52	65,461	0.50	1.15	0.51	33

23.18	12.26	49,735	0.25	2.01	0.26	16
21.65	16.06	43,150	0.25	1.99	0.26	21
19.02	13.40	36,240	0.25	2.22	0.27	16
18.50	(15.71)	7,965	0.25	1.50	0.27	36
25.81	35.83	15,979	0.25	1.43	0.26	33

23.41	12.45	931,089	0.10	2.17	0.11	16
21.85	16.22	871,347	0.10	2.22	0.11	21
19.19	13.56	938,361	0.10	2.03	0.12	16
18.62	(15.57)	1,254,341	0.10	1.76	0.11	36
25.93	36.03	1,668,542	0.10	1.51	0.11	33

23.41	12.56	2,141,439	0.00	2.26	0.01	16
21.85	16.33	1,872,827	0.00	2.24	0.01	21
19.19	13.65	1,931,128	0.00	2.11	0.02	16
18.63	(15.48)	1,747,795	0.00	1.87	0.01	36
25.93	36.17	2,166,737	0.00	1.61	0.01	33

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund
Class A
Year Ended June 30, 2025	$21.76	$0.35	$2.30	$2.65	$(0.45)	$(0.47)	$(0.92)
Year Ended June 30, 2024	18.89	0.30	2.87	3.17	(0.30)	—	(0.30)
Year Ended June 30, 2023	18.35	0.26	2.15	2.41	(0.24)	(1.63)	(1.87)
Year Ended June 30, 2022	25.52	0.30	(3.70)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.19	0.24	7.07	7.31	(0.30)	(0.68)	(0.98)
Class C
Year Ended June 30, 2025	21.18	0.21	2.25	2.46	(0.32)	(0.47)	(0.79)
Year Ended June 30, 2024	18.41	0.20	2.77	2.97	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.93	0.16	2.09	2.25	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2022	25.12	0.16	(3.62)	(3.46)	(0.55)	(3.18)	(3.73)
Year Ended June 30, 2021	18.96	0.10	6.98	7.08	(0.24)	(0.68)	(0.92)
Class I
Year Ended June 30, 2025	21.91	0.38	2.33	2.71	(0.48)	(0.47)	(0.95)
Year Ended June 30, 2024	19.02	0.35	2.88	3.23	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.46	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.63	0.34	(3.73)	(3.39)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.27	0.28	7.09	7.37	(0.33)	(0.68)	(1.01)
Class R2
Year Ended June 30, 2025	21.50	0.27	2.28	2.55	(0.38)	(0.47)	(0.85)
Year Ended June 30, 2024	18.68	0.24	2.83	3.07	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.16	0.21	2.13	2.34	(0.19)	(1.63)	(1.82)
Year Ended June 30, 2022	25.37	0.22	(3.68)	(3.46)	(0.57)	(3.18)	(3.75)
Year Ended June 30, 2021	19.10	0.16	7.04	7.20	(0.25)	(0.68)	(0.93)
Class R3
Year Ended June 30, 2025	21.63	0.33	2.29	2.62	(0.43)	(0.47)	(0.90)
Year Ended June 30, 2024	18.78	0.27	2.86	3.13	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.25	0.25	2.14	2.39	(0.23)	(1.63)	(1.86)
Year Ended June 30, 2022	25.42	0.28	(3.68)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.12	0.23	7.03	7.26	(0.28)	(0.68)	(0.96)
Class R4
Year Ended June 30, 2025	21.88	0.39	2.32	2.71	(0.49)	(0.47)	(0.96)
Year Ended June 30, 2024	18.98	0.32	2.90	3.22	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.42	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.58	0.31	(3.69)	(3.38)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.22	0.29	7.07	7.36	(0.32)	(0.68)	(1.00)
Class R5
Year Ended June 30, 2025	21.97	0.43	2.33	2.76	(0.53)	(0.47)	(1.00)
Year Ended June 30, 2024	19.07	0.40	2.87	3.27	(0.37)	—	(0.37)
Year Ended June 30, 2023	18.51	0.33	2.16	2.49	(0.30)	(1.63)	(1.93)
Year Ended June 30, 2022	25.66	0.38	(3.74)	(3.36)	(0.61)	(3.18)	(3.79)
Year Ended June 30, 2021	19.29	0.32	7.10	7.42	(0.37)	(0.68)	(1.05)
Class R6
Year Ended June 30, 2025	21.97	0.45	2.33	2.78	(0.55)	(0.47)	(1.02)
Year Ended June 30, 2024	19.07	0.40	2.89	3.29	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.51	0.35	2.16	2.51	(0.32)	(1.63)	(1.95)
Year Ended June 30, 2022	25.65	0.40	(3.74)	(3.34)	(0.62)	(3.18)	(3.80)
Year Ended June 30, 2021	19.28	0.34	7.10	7.44	(0.39)	(0.68)	(1.07)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$23.49	12.48%	$520,491	0.44%	1.55%	0.52%	17%
21.76	16.93	510,708	0.44	1.54	0.53	21
18.89	14.22	509,718	0.43	1.43	0.53	16
18.35	(16.11)	521,553	0.43	1.28	0.52	40
25.52	38.75	793,971	0.42	1.07	0.52	32

22.85	11.88	6,252	1.00	0.97	1.05	17
21.18	16.25	6,485	1.00	1.03	1.06	21
18.41	13.58	6,233	1.00	0.91	1.05	16
17.93	(16.60)	6,283	1.00	0.72	1.04	40
25.12	37.99	10,242	1.00	0.46	1.04	32

23.67	12.70	103,571	0.25	1.67	0.27	17
21.91	17.14	117,835	0.25	1.74	0.27	21
19.02	14.47	119,321	0.25	1.71	0.27	16
18.46	(16.01)	161,938	0.25	1.45	0.27	40
25.63	38.97	298,715	0.25	1.23	0.27	32

23.20	12.15	136,925	0.75	1.24	0.77	17
21.50	16.54	132,296	0.75	1.24	0.77	21
18.68	13.92	125,042	0.75	1.14	0.77	16
18.16	(16.45)	119,432	0.75	0.97	0.77	40
25.37	38.36	165,130	0.75	0.71	0.77	32

23.35	12.40	19,971	0.50	1.47	0.52	17
21.63	16.83	19,601	0.50	1.39	0.52	21
18.78	14.19	20,029	0.50	1.38	0.52	16
18.25	(16.20)	21,019	0.50	1.21	0.52	40
25.42	38.65	29,888	0.50	1.01	0.52	32

23.63	12.73	3,038	0.25	1.74	0.27	17
21.88	17.14	2,502	0.25	1.62	0.29	21
18.98	14.45	2,670	0.25	1.68	0.28	16
18.42	(16.00)	5,215	0.25	1.32	0.27	40
25.58	39.01	11,680	0.25	1.29	0.27	32

23.73	12.88	624,326	0.10	1.90	0.11	17
21.97	17.34	578,627	0.10	2.03	0.11	21
19.07	14.60	654,843	0.10	1.80	0.12	16
18.51	(15.86)	845,697	0.10	1.64	0.11	40
25.66	39.20	1,103,307	0.10	1.41	0.12	32

23.73	12.99	1,841,099	0.00	1.99	0.02	17
21.97	17.45	1,561,270	0.00	1.99	0.01	21
19.07	14.75	1,599,405	0.00	1.91	0.02	16
18.51	(15.79)	1,425,466	0.00	1.75	0.02	40
25.65	39.36	1,706,379	0.00	1.48	0.02	32

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund
Class A
Year Ended June 30, 2025	$22.15	$0.32	$2.46	$2.78	$(0.44)	$(0.10)	$(0.54)
Year Ended June 30, 2024	19.12	0.29	3.03	3.32	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.45	0.25	2.23	2.48	(0.26)	(1.55)	(1.81)
Year Ended June 30, 2022	25.66	0.29	(3.77)	(3.48)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.30	0.25	7.10	7.35	(0.29)	(0.70)	(0.99)
Class C
Year Ended June 30, 2025	21.53	0.19	2.39	2.58	(0.32)	(0.10)	(0.42)
Year Ended June 30, 2024	18.60	0.17	2.94	3.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	18.00	0.15	2.16	2.31	(0.16)	(1.55)	(1.71)
Year Ended June 30, 2022	25.22	0.17	(3.69)	(3.52)	(0.56)	(3.14)	(3.70)
Year Ended June 30, 2021	19.05	0.09	7.02	7.11	(0.24)	(0.70)	(0.94)
Class I
Year Ended June 30, 2025	22.31	0.36	2.49	2.85	(0.48)	(0.10)	(0.58)
Year Ended June 30, 2024	19.26	0.32	3.05	3.37	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.57	0.30	2.23	2.53	(0.29)	(1.55)	(1.84)
Year Ended June 30, 2022	25.77	0.34	(3.80)	(3.46)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.38	0.28	7.14	7.42	(0.33)	(0.70)	(1.03)
Class R2
Year Ended June 30, 2025	21.87	0.24	2.44	2.68	(0.37)	(0.10)	(0.47)
Year Ended June 30, 2024	18.89	0.22	2.99	3.21	(0.23)	—	(0.23)
Year Ended June 30, 2023	18.25	0.20	2.20	2.40	(0.21)	(1.55)	(1.76)
Year Ended June 30, 2022	25.48	0.22	(3.74)	(3.52)	(0.57)	(3.14)	(3.71)
Year Ended June 30, 2021	19.20	0.16	7.07	7.23	(0.25)	(0.70)	(0.95)
Class R3
Year Ended June 30, 2025	22.02	0.30	2.45	2.75	(0.40)	(0.10)	(0.50)
Year Ended June 30, 2024	19.01	0.26	3.03	3.29	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.35	0.23	2.22	2.45	(0.24)	(1.55)	(1.79)
Year Ended June 30, 2022	25.55	0.28	(3.75)	(3.47)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.23	0.24	7.06	7.30	(0.28)	(0.70)	(0.98)
Class R4
Year Ended June 30, 2025	22.25	0.37	2.47	2.84	(0.49)	(0.10)	(0.59)
Year Ended June 30, 2024	19.21	0.32	3.05	3.37	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.54	0.32	2.20	2.52	(0.30)	(1.55)	(1.85)
Year Ended June 30, 2022	25.73	0.32	(3.77)	(3.45)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.34	0.29	7.11	7.40	(0.31)	(0.70)	(1.01)
Class R5
Year Ended June 30, 2025	22.39	0.41	2.48	2.89	(0.52)	(0.10)	(0.62)
Year Ended June 30, 2024	19.32	0.38	3.05	3.43	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.63	0.35	2.21	2.56	(0.32)	(1.55)	(1.87)
Year Ended June 30, 2022	25.82	0.38	(3.81)	(3.43)	(0.62)	(3.14)	(3.76)
Year Ended June 30, 2021	19.41	0.32	7.15	7.47	(0.36)	(0.70)	(1.06)
Class R6
Year Ended June 30, 2025	22.41	0.42	2.49	2.91	(0.54)	(0.10)	(0.64)
Year Ended June 30, 2024	19.34	0.38	3.07	3.45	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.65	0.34	2.24	2.58	(0.34)	(1.55)	(1.89)
Year Ended June 30, 2022	25.83	0.40	(3.81)	(3.41)	(0.63)	(3.14)	(3.77)
Year Ended June 30, 2021	19.42	0.34	7.16	7.50	(0.39)	(0.70)	(1.09)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$24.39	12.77%	$452,902	0.44%	1.39%	0.52%	15%
22.15	17.52	437,142	0.44	1.43	0.53	22
19.12	14.52	415,427	0.43	1.36	0.53	17
18.45	(16.32)	410,646	0.43	1.26	0.52	42
25.66	38.77	622,310	0.42	1.08	0.52	33

23.69	12.13	8,182	1.00	0.84	1.05	15
21.53	16.84	8,113	1.00	0.87	1.06	22
18.60	13.86	7,943	1.00	0.83	1.05	17
18.00	(16.78)	7,296	1.00	0.73	1.05	42
25.22	37.97	9,790	1.00	0.39	1.06	33

24.58	13.00	148,154	0.25	1.56	0.27	15
22.31	17.69	160,188	0.25	1.60	0.27	22
19.26	14.76	165,089	0.25	1.63	0.27	17
18.57	(16.17)	197,122	0.25	1.44	0.27	42
25.77	38.99	341,114	0.25	1.20	0.27	33

24.08	12.42	127,426	0.75	1.07	0.77	15
21.87	17.14	129,170	0.75	1.12	0.77	22
18.89	14.20	120,984	0.75	1.08	0.77	17
18.25	(16.59)	111,445	0.75	0.96	0.77	42
25.48	38.33	143,149	0.75	0.71	0.77	33

24.27	12.70	18,798	0.50	1.31	0.52	15
22.02	17.44	24,647	0.50	1.30	0.52	22
19.01	14.45	22,993	0.50	1.28	0.52	17
18.35	(16.36)	24,905	0.50	1.20	0.52	42
25.55	38.64	32,912	0.50	1.05	0.52	33

24.50	12.97	11,723	0.25	1.59	0.27	15
22.25	17.72	9,723	0.25	1.60	0.27	22
19.21	14.74	7,837	0.25	1.71	0.27	17
18.54	(16.15)	6,998	0.25	1.37	0.27	42
25.73	38.98	10,679	0.25	1.26	0.27	33

24.66	13.15	716,681	0.10	1.75	0.12	15
22.39	17.93	647,383	0.10	1.88	0.12	22
19.32	14.87	662,293	0.10	1.89	0.12	17
18.63	(16.04)	956,841	0.10	1.62	0.12	42
25.82	39.25	1,208,319	0.10	1.37	0.12	33

24.68	13.25	1,511,164	0.00	1.83	0.02	15
22.41	18.03	1,258,120	0.00	1.87	0.02	22
19.34	15.02	1,297,128	0.00	1.85	0.02	17
18.65	(15.95)	1,140,227	0.00	1.73	0.02	42
25.83	39.36	1,389,666	0.00	1.48	0.02	33

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund
Class A
Year Ended June 30, 2025	$26.74	$0.38	$2.99	$3.37	$(0.53)	$(0.06)	$(0.59)
Year Ended June 30, 2024	23.10	0.35	3.64	3.99	(0.35)	—	(0.35)
Year Ended June 30, 2023	22.13	0.30	2.68	2.98	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.64	0.34	(4.52)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.16	0.29	8.18	8.47	(0.34)	(0.65)	(0.99)
Class C
Year Ended June 30, 2025	26.20	0.22	2.94	3.16	(0.35)	(0.06)	(0.41)
Year Ended June 30, 2024	22.65	0.21	3.56	3.77	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.73	0.18	2.64	2.82	(0.18)	(1.72)	(1.90)
Year Ended June 30, 2022	29.29	0.19	(4.45)	(4.26)	(0.67)	(2.63)	(3.30)
Year Ended June 30, 2021	21.99	0.12	8.11	8.23	(0.28)	(0.65)	(0.93)
Class I
Year Ended June 30, 2025	26.86	0.42	3.03	3.45	(0.57)	(0.06)	(0.63)
Year Ended June 30, 2024	23.19	0.40	3.66	4.06	(0.39)	—	(0.39)
Year Ended June 30, 2023	22.21	0.36	2.68	3.04	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.70	0.39	(4.53)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.21	0.33	8.19	8.52	(0.38)	(0.65)	(1.03)
Class R2
Year Ended June 30, 2025	26.51	0.30	2.95	3.25	(0.44)	(0.06)	(0.50)
Year Ended June 30, 2024	22.90	0.27	3.62	3.89	(0.28)	—	(0.28)
Year Ended June 30, 2023	21.96	0.24	2.65	2.89	(0.23)	(1.72)	(1.95)
Year Ended June 30, 2022	29.51	0.25	(4.49)	(4.24)	(0.68)	(2.63)	(3.31)
Year Ended June 30, 2021	22.11	0.19	8.15	8.34	(0.29)	(0.65)	(0.94)
Class R3
Year Ended June 30, 2025	26.60	0.35	2.99	3.34	(0.48)	(0.06)	(0.54)
Year Ended June 30, 2024	22.97	0.31	3.65	3.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.03	0.30	2.65	2.95	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.54	0.32	(4.50)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.10	0.26	8.15	8.41	(0.32)	(0.65)	(0.97)
Class R4
Year Ended June 30, 2025	26.89	0.44	3.01	3.45	(0.59)	(0.06)	(0.65)
Year Ended June 30, 2024	23.16	0.32	3.74	4.06	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.19	0.33	2.70	3.03	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.68	0.35	(4.49)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.18	0.34	8.17	8.51	(0.36)	(0.65)	(1.01)
Class R5
Year Ended June 30, 2025	26.92	0.49	2.99	3.48	(0.62)	(0.06)	(0.68)
Year Ended June 30, 2024	23.24	0.45	3.66	4.11	(0.43)	—	(0.43)
Year Ended June 30, 2023	22.26	0.40	2.67	3.07	(0.37)	(1.72)	(2.09)
Year Ended June 30, 2022	29.73	0.44	(4.55)	(4.11)	(0.73)	(2.63)	(3.36)
Year Ended June 30, 2021	22.23	0.37	8.20	8.57	(0.42)	(0.65)	(1.07)
Class R6
Year Ended June 30, 2025	26.94	0.51	3.02	3.53	(0.65)	(0.06)	(0.71)
Year Ended June 30, 2024	23.26	0.46	3.67	4.13	(0.45)	—	(0.45)
Year Ended June 30, 2023	22.28	0.41	2.69	3.10	(0.40)	(1.72)	(2.12)
Year Ended June 30, 2022	29.74	0.47	(4.55)	(4.08)	(0.75)	(2.63)	(3.38)
Year Ended June 30, 2021	22.24	0.39	8.21	8.60	(0.45)	(0.65)	(1.10)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$29.52	12.79%	$292,359	0.44%	1.39%	0.53%	14%
26.74	17.43	260,250	0.44	1.43	0.53	25
23.10	14.52	236,957	0.43	1.38	0.53	20
22.13	(16.24)	229,868	0.42	1.25	0.53	44
29.64	38.80	353,792	0.42	1.10	0.53	35

28.95	12.19	5,382	1.00	0.81	1.06	14
26.20	16.76	5,521	1.00	0.88	1.08	25
22.65	13.91	5,686	1.00	0.83	1.06	20
21.73	(16.74)	5,304	1.01	0.72	1.06	44
29.29	37.96	6,503	1.00	0.47	1.06	35

29.68	13.03	58,282	0.25	1.51	0.27	14
26.86	17.68	71,133	0.25	1.65	0.28	25
23.19	14.72	76,441	0.25	1.63	0.28	20
22.21	(16.10)	97,551	0.25	1.42	0.28	44
29.70	38.98	163,327	0.25	1.24	0.28	35

29.26	12.42	108,152	0.75	1.08	0.77	14
26.51	17.11	101,778	0.75	1.12	0.78	25
22.90	14.16	92,962	0.75	1.08	0.78	20
21.96	(16.53)	85,684	0.76	0.92	0.78	44
29.51	38.29	108,729	0.75	0.72	0.78	35

29.40	12.73	10,095	0.50	1.28	0.53	14
26.60	17.40	11,986	0.50	1.30	0.53	25
22.97	14.42	11,606	0.50	1.34	0.54	20
22.03	(16.31)	10,367	0.50	1.18	0.54	44
29.54	38.64	14,248	0.50	1.00	0.53	35

29.69	13.02	1,577	0.25	1.59	0.28	14
26.89	17.70	1,248	0.25	1.34	0.32	25
23.16	14.69	2,206	0.25	1.49	0.29	20
22.19	(16.12)	2,315	0.25	1.25	0.28	44
29.68	38.98	4,137	0.25	1.30	0.28	35

29.72	13.15	479,375	0.10	1.76	0.12	14
26.92	17.87	445,333	0.10	1.86	0.12	25
23.24	14.86	411,787	0.10	1.81	0.13	20
22.26	(15.97)	472,573	0.10	1.62	0.12	44
29.73	39.20	549,015	0.10	1.41	0.13	35

29.76	13.33	1,022,205	0.00	1.83	0.02	14
26.94	17.96	801,577	0.00	1.87	0.02	25
23.26	15.00	849,896	0.00	1.86	0.03	20
22.28	(15.88)	703,185	0.00	1.73	0.03	44
29.74	39.32	782,080	0.00	1.47	0.03	35

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund
Class A
Year Ended June 30, 2025	$22.62	$0.32	$2.51	$2.83	$(0.44)	$(0.19)	$(0.63)
Year Ended June 30, 2024	19.54	0.29	3.09	3.38	(0.30)	—	(0.30)
Year Ended June 30, 2023	18.13	0.24	2.28	2.52	(0.23)	(0.88)	(1.11)
Year Ended June 30, 2022	23.51	0.29	(3.73)	(3.44)	(0.57)	(1.37)	(1.94)
Year Ended June 30, 2021	17.52	0.22	6.47	6.69	(0.26)	(0.44)	(0.70)
Class C
Year Ended June 30, 2025	22.26	0.19	2.47	2.66	(0.32)	(0.19)	(0.51)
Year Ended June 30, 2024	19.24	0.18	3.04	3.22	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.87	0.16	2.22	2.38	(0.13)	(0.88)	(1.01)
Year Ended June 30, 2022	23.31	0.18	(3.71)	(3.53)	(0.54)	(1.37)	(1.91)
Year Ended June 30, 2021	17.43	0.08	6.45	6.53	(0.21)	(0.44)	(0.65)
Class I
Year Ended June 30, 2025	22.71	0.37	2.52	2.89	(0.48)	(0.19)	(0.67)
Year Ended June 30, 2024	19.60	0.32	3.12	3.44	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.19	0.30	2.26	2.56	(0.27)	(0.88)	(1.15)
Year Ended June 30, 2022	23.56	0.31	(3.73)	(3.42)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.55	0.25	6.49	6.74	(0.29)	(0.44)	(0.73)
Class R2
Year Ended June 30, 2025	22.45	0.25	2.50	2.75	(0.38)	(0.19)	(0.57)
Year Ended June 30, 2024	19.40	0.23	3.07	3.30	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.02	0.20	2.24	2.44	(0.18)	(0.88)	(1.06)
Year Ended June 30, 2022	23.44	0.20	(3.70)	(3.50)	(0.55)	(1.37)	(1.92)
Year Ended June 30, 2021	17.49	0.15	6.46	6.61	(0.22)	(0.44)	(0.66)
Class R3
Year Ended June 30, 2025	22.60	0.31	2.51	2.82	(0.41)	(0.19)	(0.60)
Year Ended June 30, 2024	19.52	0.27	3.09	3.36	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.11	0.23	2.28	2.51	(0.22)	(0.88)	(1.10)
Year Ended June 30, 2022	23.51	0.26	(3.73)	(3.47)	(0.56)	(1.37)	(1.93)
Year Ended June 30, 2021	17.52	0.21	6.47	6.68	(0.25)	(0.44)	(0.69)
Class R4
Year Ended June 30, 2025	22.65	0.37	2.51	2.88	(0.48)	(0.19)	(0.67)
Year Ended June 30, 2024	19.55	0.33	3.11	3.44	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.19	0.35	2.19	2.54	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.55	0.29	(3.70)	(3.41)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.54	0.30	6.44	6.74	(0.29)	(0.44)	(0.73)
Class R5
Year Ended June 30, 2025	22.72	0.41	2.53	2.94	(0.52)	(0.19)	(0.71)
Year Ended June 30, 2024	19.61	0.39	3.08	3.47	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.20	0.35	2.24	2.59	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.56	0.35	(3.75)	(3.40)	(0.59)	(1.37)	(1.96)
Year Ended June 30, 2021	17.54	0.28	6.50	6.78	(0.32)	(0.44)	(0.76)
Class R6
Year Ended June 30, 2025	22.77	0.43	2.54	2.97	(0.54)	(0.19)	(0.73)
Year Ended June 30, 2024	19.66	0.39	3.10	3.49	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.24	0.35	2.27	2.62	(0.32)	(0.88)	(1.20)
Year Ended June 30, 2022	23.59	0.38	(3.76)	(3.38)	(0.60)	(1.37)	(1.97)
Year Ended June 30, 2021	17.57	0.30	6.50	6.80	(0.34)	(0.44)	(0.78)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$24.82	12.76%	$81,991	0.44%	1.38%	0.55%	15%
22.62	17.46	65,268	0.44	1.42	0.57	39
19.54	14.59	47,910	0.43	1.30	0.57	24
18.13	(16.24)	39,896	0.43	1.30	0.59	47
23.51	38.70	50,703	0.42	1.05	0.59	36

24.41	12.13	3,564	1.00	0.81	1.08	15
22.26	16.84	3,257	1.00	0.88	1.11	39
19.24	13.90	2,296	1.00	0.90	1.10	24
17.87	(16.76)	1,873	1.01	0.83	1.10	47
23.31	37.99	1,992	1.00	0.40	1.12	36

24.93	12.99	41,778	0.25	1.57	0.29	15
22.71	17.70	33,157	0.25	1.55	0.30	39
19.60	14.80	27,615	0.25	1.63	0.31	24
18.19	(16.12)	28,164	0.26	1.41	0.33	47
23.56	38.99	50,531	0.25	1.17	0.32	36

24.63	12.43	15,979	0.75	1.08	0.80	15
22.45	17.11	13,477	0.75	1.14	0.82	39
19.40	14.19	10,268	0.75	1.07	0.82	24
18.02	(16.53)	9,499	0.76	0.94	0.84	47
23.44	38.34	9,829	0.75	0.72	0.84	36

24.82	12.72	8,799	0.50	1.33	0.55	15
22.60	17.38	8,815	0.50	1.31	0.57	39
19.52	14.51	7,473	0.50	1.26	0.57	24
18.11	(16.34)	7,162	0.51	1.20	0.59	47
23.51	38.64	7,448	0.50	0.99	0.59	36

24.86	12.98	7,413	0.25	1.58	0.29	15
22.65	17.76	5,579	0.25	1.62	0.32	39
19.55	14.71	3,498	0.25	1.88	0.32	24
18.19	(16.09)	407	0.26	1.29	0.37	47
23.55	38.98	1,255	0.25	1.44	0.36	36

24.95	13.19	198,899	0.10	1.76	0.14	15
22.72	17.89	167,313	0.10	1.87	0.15	39
19.61	14.97	144,381	0.10	1.86	0.15	24
18.20	(16.02)	115,172	0.11	1.58	0.18	47
23.56	39.25	92,080	0.10	1.31	0.17	36

25.01	13.31	534,049	0.00	1.82	0.04	15
22.77	17.94	384,938	0.00	1.86	0.05	39
19.66	15.11	362,709	0.00	1.87	0.06	24
18.24	(15.92)	260,352	0.01	1.72	0.08	47
23.59	39.32	235,256	0.00	1.41	0.08	36

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2065 Fund
Class A
Year Ended June 30, 2025	$19.81	$0.26	$2.21	$2.47	$(0.36)	$(0.04)	$(0.40)
Year Ended June 30, 2024	17.14	0.25	2.72	2.97	(0.24)	(0.06)	(0.30)
November 1, 2022 (i) through June 30, 2023	15.00	0.13	2.18	2.31	(0.17)	—	(0.17)
Class C
Year Ended June 30, 2025	19.72	0.14	2.22	2.36	(0.21)	(0.04)	(0.25)
Year Ended June 30, 2024	17.09	0.16	2.69	2.85	(0.16)	(0.06)	(0.22)
November 1, 2022 (i) through June 30, 2023	15.00	0.14	2.11	2.25	(0.16)	—	(0.16)
Class I
Year Ended June 30, 2025	19.86	0.31	2.21	2.52	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2024	17.16	0.29	2.72	3.01	(0.25)	(0.06)	(0.31)
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.13	2.34	(0.18)	—	(0.18)
Class R2
Year Ended June 30, 2025	19.83	0.16	2.26	2.42	(0.30)	(0.04)	(0.34)
Year Ended June 30, 2024	17.11	0.19	2.72	2.91	(0.13)	(0.06)	(0.19)
November 1, 2022 (i) through June 30, 2023	15.00	0.17	2.11	2.28	(0.17)	—	(0.17)
Class R3
Year Ended June 30, 2025	19.85	0.25	2.22	2.47	(0.31)	(0.04)	(0.35)
Year Ended June 30, 2024	17.13	0.23	2.73	2.96	(0.18)	(0.06)	(0.24)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.10	2.30	(0.17)	—	(0.17)
Class R4
Year Ended June 30, 2025	19.88	0.33	2.20	2.53	(0.38)	(0.04)	(0.42)
Year Ended June 30, 2024	17.16	0.30	2.70	3.00	(0.22)	(0.06)	(0.28)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.12	2.34	(0.18)	—	(0.18)
Class R5
Year Ended June 30, 2025	19.89	0.35	2.20	2.55	(0.41)	(0.04)	(0.45)
Year Ended June 30, 2024	17.17	0.22	2.82	3.04	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.13	2.35	(0.18)	—	(0.18)
Class R6
Year Ended June 30, 2025	19.91	0.38	2.19	2.57	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2024	17.18	0.34	2.71	3.05	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.16	2.36	(0.18)	—	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.
(j)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan SmartRetirement® Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$21.88	12.66%	$9,783	0.44%	1.26%	0.99%	19%
19.81	17.48	2,999	0.44 (h)	1.34 (h)	2.88 (h)	18
17.14	15.57	244	0.44 (h)	1.19 (h)	9.65 (h)	31

21.83	12.03	132	1.00	0.68	1.94	19
19.72	16.81	97	1.00 (h)	0.89 (h)	4.17 (h)	18
17.09	15.13	23	1.00 (h)	1.35 (h)	20.65 (h)	31

21.95	12.86	1,173	0.25	1.49	0.84	19
19.86	17.68	313	0.25 (h)	1.59 (h)	2.89 (h)	18
17.16	15.74	56	0.25 (h)	1.95 (h)	17.19 (h)	31

21.91	12.32	187	0.75	0.80	2.80	19
19.83	17.13	46	0.75 (h)	1.06 (h)	4.60 (h)	18
17.11	15.31	24	0.75 (h)	1.59 (h)	20.21 (h)	31

21.97	12.57	32	0.50	1.21	1.13	19
19.85	17.42	55	0.50 (h)	1.27 (h)	4.17 (h)	18
17.13	15.49	26	0.50 (h)	1.84 (h)	19.92 (h)	31

21.99	12.87	34	0.25	1.59	0.81	19
19.88	17.65	27	0.25 (h)	1.64 (h)	4.43 (h)	18
17.16	15.74	23	0.25 (h)	2.10 (h)	19.88 (h)	31

21.99	13.01	20,306	0.10	1.71	0.61	19
19.89	17.89	10,489	0.10 (h)	1.14 (h)	0.93 (h)	18
17.17	15.83	72	0.10 (h)	2.07 (h)	15.97 (h)	31

22.02	13.12	58,745	0.00 (j)	1.81	0.49	19
19.91	17.96	16,005	0.00 (h)(j)	1.84 (h)	2.60 (h)	18
17.18	15.92	3,648	0.00 (h)(j)	1.86 (h)	12.74 (h)	31

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 10 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2025 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2030 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2035 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2040 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2045 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2050 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2055 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2060 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2065 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
JPMorgan SmartRetirement® Income Fund acquired all the assets and liabilities of the JPMorgan SmartRetirement® 2020 Fund in a reorganization on April 25, 2025. Please refer to Note 8 discussing the merger.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

72	J.P. Morgan SmartRetirement® Funds	June 30, 2025

Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,133,311	$—	$—	$2,133,311

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan SmartRetirement® 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,516,225	$—	$—	$2,516,225

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$941,771	$—	$—	$941,771
Investment Companies	3,211,070	—	—	3,211,070
U.S. Treasury Obligations	—	3,377	—	3,377
Short-Term Investments
Investment Companies	51,631	—	—	51,631
Total Investments in Securities	$4,204,472	$3,377	$—	$4,207,849
Appreciation in Other Financial Instruments
Futures Contracts	$2,448	$—	$—	$2,448

JPMorgan SmartRetirement® 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$946,852	$—	$—	$946,852
Investment Companies	3,029,272	—	—	3,029,272
U.S. Treasury Obligations	—	3,164	—	3,164
Short-Term Investments
Investment Companies	64,111	—	—	64,111
Total Investments in Securities	$4,040,235	$3,164	$—	$4,043,399
Appreciation in Other Financial Instruments
Futures Contracts	$2,348	$—	$—	$2,348

JPMorgan SmartRetirement® 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,116,495	$—	$—	$1,116,495
Investment Companies	2,949,156	—	—	2,949,156
U.S. Treasury Obligations	—	3,200	—	3,200
Short-Term Investments
Investment Companies	55,457	—	—	55,457
Total Investments in Securities	$4,121,108	$3,200	$—	$4,124,308
Appreciation in Other Financial Instruments
Futures Contracts	$2,397	$—	$—	$2,397

JPMorgan SmartRetirement® 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$969,951	$—	$—	$969,951
Investment Companies	2,241,885	—	—	2,241,885
U.S. Treasury Obligations	—	2,521	—	2,521

74	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2045 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$58,575	$—	$—	$58,575
Total Investments in Securities	$3,270,411	$2,521	$—	$3,272,932
Appreciation in Other Financial Instruments
Futures Contracts	$1,895	$—	$—	$1,895

JPMorgan SmartRetirement® 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$944,262	$—	$—	$944,262
Investment Companies	2,010,366	—	—	2,010,366
U.S. Treasury Obligations	—	2,283	—	2,283
Short-Term Investments
Investment Companies	45,608	—	—	45,608
Total Investments in Securities	$3,000,236	$2,283	$—	$3,002,519
Appreciation in Other Financial Instruments
Futures Contracts	$1,741	$—	$—	$1,741

JPMorgan SmartRetirement® 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$627,191	$—	$—	$627,191
Investment Companies	1,334,867	—	—	1,334,867
U.S. Treasury Obligations	—	1,574	—	1,574
Short-Term Investments
Investment Companies	35,090	—	—	35,090
Total Investments in Securities	$1,997,148	$1,574	$—	$1,998,722
Appreciation in Other Financial Instruments
Futures Contracts	$1,157	$—	$—	$1,157

JPMorgan SmartRetirement® 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$280,411	$—	$—	$280,411
Investment Companies	596,672	—	—	596,672
U.S. Treasury Obligations	—	696	—	696
Short-Term Investments
Investment Companies	19,726	—	—	19,726
Total Investments in Securities	$896,809	$696	$—	$897,505

June 30, 2025	J.P. Morgan SmartRetirement® Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2060 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$517	$—	$—	$517

JPMorgan SmartRetirement® 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$28,295	$—	$—	$28,295
Investment Companies	60,235	—	—	60,235
U.S. Treasury Obligations	—	117	—	117
Short-Term Investments
Investment Companies	2,147	—	—	2,147
Total Investments in Securities	$90,677	$117	$—	$90,794
Appreciation in Other Financial Instruments
Futures Contracts	$57	$—	$—	$57
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2025, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time. The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

76	J.P. Morgan SmartRetirement® Funds	June 30, 2025

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended June 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Income Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$19,671	$22,869	$8,062	$384	$4,580	$39,442	916	$460	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2,184	2,400	545	61	126	4,226	46	79	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	29,772	35,515	12,031	1,636	5,029	59,921	615	471	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	13,897	49	14,035	14	75	—	—	763	—
JPMorgan Core Bond Fund Class R6 Shares (a)	332,312	378,387	58,401	(5,117)	13,820	661,001	63,927	16,995	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	110,831	126,820	19,676	(1,832)	3,950	220,093	30,400	6,818	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,020	21,813	3,358	47	1,040	38,562	6,111	1,519	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	7,822	8,902	2,810	1,408	549	15,871	446	123	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	11,802	13,211	4,064	(932)	3,679	23,696	1,264	271	—
JPMorgan Global Select Equity ETF (a)	42,367	47,007	11,571	1,187	6,576	85,566	1,330	250	548
JPMorgan High Yield Fund Class R6 Shares (a)	56,066	101,575	8,300	114	2,546	152,001	23,206	5,721	—
JPMorgan Inflation Managed Bond ETF (a)	52,882	58,212	5,964	(6)	2,099	107,223	2,222	2,373	—
JPMorgan International Equity Fund Class R6 Shares (a)	32,550	38,277	11,028	3,472	2,553	65,824	2,939	1,010	—
JPMorgan International Research Enhanced Equity ETF (a)	60,579	73,953	24,468	2,978	9,181	122,223	1,727	1,733	—
JPMorgan Realty Income ETF (a)	6,441	7,342	1,533	488	250	12,988	273	182	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	5,641	7,213	2,131	341	140	11,204	210	28	439
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	5,375	6,824	2,116	373	514	10,970	505	43	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	5,344	7,058	1,886	91	348	10,955	412	81	275
JPMorgan U.S. Equity Fund Class R6 Shares (a)	96,850	116,756	35,590	6,620	12,374	197,010	7,528	882	4,984
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	45,236	235,695	183,348	—	—	97,583	97,583	2,512	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	96,781	115,171	33,819	3,809	15,010	196,952	4,317	1,250	4,583
Total	$1,053,423	$1,425,049	$444,736	$15,136	$84,439	$2,133,311		$43,564	$10,829

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2025 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$57,638	$4,886	$18,987	$825	$5,710	$50,072	1,163	$1,337	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6,210	440	1,730	181	230	5,331	58	174	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	87,211	10,285	30,905	6,038	3,362	75,991	780	1,091	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	32,836	133	33,189	193	27	—	—	1,792	—
JPMorgan Core Bond Fund Class R6 Shares (a)	830,650	75,829	151,611	(17,650)	36,249	773,467	74,803	32,864	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	277,033	27,176	51,373	(4,927)	9,628	257,537	35,571	13,198	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,891	3,351	5,741	100	1,410	44,011	6,975	2,853	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	22,925	7,108	12,508	379	2,246	20,150	567	358	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	34,582	2,473	10,684	(1,661)	5,373	30,083	1,605	787	—
JPMorgan Global Select Equity ETF (a)	124,217	9,885	32,618	2,974	4,099	108,557	1,687	727	1,589
JPMorgan High Yield Fund Class R6 Shares (a)	132,477	66,502	29,595	(840)	4,924	173,468	26,484	10,127	—
JPMorgan Inflation Managed Bond ETF (a)	109,591	9,809	7,914	(83)	3,605	115,008	2,383	4,203	—
JPMorgan International Equity Fund Class R6 Shares (a)	95,459	10,348	32,612	7,694	2,603	83,492	3,727	2,932	—
JPMorgan International Research Enhanced Equity ETF (a)	177,689	22,142	64,806	8,122	11,882	155,029	2,191	4,844	—
JPMorgan Realty Income ETF (a)	18,611	1,485	5,367	630	1,078	16,437	345	402	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	16,523	3,325	5,407	656	(879)	14,218	267	82	1,274
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	15,755	2,874	5,236	1,152	(622)	13,923	640	126	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	15,630	3,329	4,966	409	(552)	13,850	521	175	797
JPMorgan U.S. Equity Fund Class R6 Shares (a)	284,182	34,196	83,720	23,072	(7,675)	250,055	9,555	1,945	14,481
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	62,960	451,845	449,248	—	—	65,557	65,557	3,244	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	283,976	38,846	90,243	14,190	3,220	249,989	5,480	2,843	13,315
Total	$2,731,046	$786,267	$1,128,460	$41,454	$85,918	$2,516,225		$86,104	$31,456

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® 2030 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$70,640	$4,826	$15,121	$(283)	$8,814	$68,876	1,600	$1,693	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,247	1,575	2,604	214	566	11,998	130	355	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	169,543	26,166	47,404	7,447	11,734	167,486	1,719	2,226	—

78	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2030 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	$37,618	$726	$38,565	$373	$(152)	$—	—	$2,119	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,071,731	121,481	112,947	(12,991)	38,102	1,105,376	106,903	44,480	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	357,466	42,111	37,814	(3,525)	9,821	368,059	50,837	17,853	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	50,998	5,624	4,324	52	1,684	54,034	8,563	3,377	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	13,592	1,213	3,703	1,472	188	12,762	359	219	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	67,347	6,119	15,038	(2,327)	10,256	66,357	3,541	1,587	—
JPMorgan Global Select Equity ETF (a)	242,217	19,966	37,885	2,816	13,012	240,126	3,732	1,468	3,207
JPMorgan High Yield Fund Class R6 Shares (a)	151,764	75,718	11,797	(301)	5,440	220,824	33,714	12,253	—
JPMorgan Inflation Managed Bond ETF (a)	61,750	12,835	2,653	13	2,063	74,008	1,534	2,478	—
JPMorgan International Equity Fund Class R6 Shares (a)	186,280	19,347	42,431	5,623	16,080	184,899	8,254	5,921	—
JPMorgan International Research Enhanced Equity ETF (a)	346,642	39,814	85,022	6,979	34,912	343,325	4,851	10,162	—
JPMorgan Realty Income ETF (a)	35,999	4,041	7,331	862	2,381	35,952	755	819	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	31,487	8,015	7,836	251	(736)	31,181	585	163	2,547
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	30,536	9,661	10,850	2,128	(1,066)	30,409	1,399	251	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	29,898	8,251	7,399	751	(1,089)	30,412	1,143	355	1,589
JPMorgan U.S. Equity Fund Class R6 Shares (a)	554,096	86,196	120,344	20,808	12,691	553,447	21,148	4,000	29,218
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	47,204	495,447	491,020	—	—	51,631	51,631	2,652	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	553,662	76,766	114,285	9,882	27,285	553,310	12,128	5,871	26,867
Total	$4,122,717	$1,065,898	$1,216,373	$40,244	$191,986	$4,204,472		$120,302	$63,428

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® 2035 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$85,099	$7,891	$14,630	$640	$10,154	$89,154	2,071	$2,090	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,349	2,235	2,370	197	611	14,022	152	402	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	114,229	19,616	26,597	2,319	10,720	120,287	1,234	1,543	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	24,066	1,281	25,475	(173)	301	—	—	1,383	—

June 30, 2025	J.P. Morgan SmartRetirement® Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2035 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$236,583	$42,216	$22,232	$(2,216)	$7,904	$262,255	25,363	$10,120	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	710,062	130,355	67,209	(9,801)	22,512	785,919	108,552	36,484	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	32,527	5,304	2,253	6	1,122	36,706	5,817	2,214	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	20,801	2,390	4,335	325	2,391	21,572	607	343	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	73,777	8,294	13,720	758	8,333	77,442	4,132	1,776	—
JPMorgan Global Select Equity ETF (a)	264,446	32,573	34,861	1,019	16,845	280,022	4,352	1,641	3,585
JPMorgan Growth Advantage Fund Class R6 Shares (a)	320,390	74,092	81,509	8,712	22,654	344,339	7,566	—	17,772
JPMorgan High Yield Fund Class R6 Shares (a)	96,977	62,508	5,727	(121)	3,614	157,251	24,008	8,171	—
JPMorgan International Equity Fund Class R6 Shares (a)	203,630	31,050	42,893	960	23,427	216,174	9,651	6,622	—
JPMorgan International Research Enhanced Equity ETF (a)	378,986	49,574	75,771	4,126	44,486	401,401	5,672	11,368	—
JPMorgan Realty Income ETF (a)	39,705	5,930	7,196	272	3,255	41,966	881	926	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,294	5,872	4,788	346	(716)	22,008	413	111	1,740
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	20,367	5,100	4,623	295	453	21,592	993	172	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	19,854	5,695	3,687	223	(521)	21,564	810	244	1,086
JPMorgan U.S. Equity Fund Class R6 Shares (a)	336,878	77,090	75,344	7,975	12,947	359,546	13,739	2,503	18,176
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	59,300	438,614	433,803	—	—	64,111	64,111	2,704	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	336,640	58,354	58,487	7,834	15,100	359,441	7,879	3,667	16,713
JPMorgan Value Advantage Fund Class R6 Shares (a)	324,081	67,430	60,824	10,660	2,116	343,463	8,855	5,604	25,269
Total	$3,733,041	$1,133,464	$1,068,334	$34,356	$207,708	$4,040,235		$100,088	$84,341

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® 2040 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$104,239	$9,410	$16,294	$626	$12,565	$110,546	2,568	$2,574	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	15,644	2,577	2,748	316	630	16,419	178	472	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	133,141	22,252	28,914	2,718	12,610	141,807	1,455	1,801	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	16,415	879	17,381	(1,123)	1,210	—	—	947	—

80	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2040 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$160,942	$30,503	$17,312	$(1,875)	$5,714	$177,972	17,212	$6,885	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	483,014	92,291	50,539	(7,362)	15,941	533,345	73,667	24,861	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	22,512	4,255	1,600	(114)	901	25,954	4,113	1,542	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	28,013	3,411	5,318	278	3,404	29,788	837	467	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	85,568	9,832	15,164	722	9,791	90,749	4,843	2,074	—
JPMorgan Global Select Equity ETF (a)	307,121	35,287	35,233	889	19,986	328,050	5,099	1,914	4,182
JPMorgan Growth Advantage Fund Class R6 Shares (a)	372,248	83,514	89,826	10,095	27,421	403,452	8,865	—	20,740
JPMorgan High Yield Fund Class R6 Shares (a)	66,102	50,287	4,064	(88)	2,650	114,887	17,540	5,703	—
JPMorgan International Equity Fund Class R6 Shares (a)	236,583	31,519	43,158	532	27,632	253,108	11,299	7,727	—
JPMorgan International Research Enhanced Equity ETF (a)	440,268	56,669	82,723	3,026	52,743	469,983	6,641	13,263	—
JPMorgan Realty Income ETF (a)	46,561	9,761	10,487	518	3,337	49,690	1,043	1,087	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,935	6,575	4,816	461	(885)	26,270	493	131	2,047
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	23,772	5,960	5,036	394	500	25,590	1,177	201	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	23,136	7,069	4,315	309	(638)	25,561	961	286	1,275
JPMorgan U.S. Equity Fund Class R6 Shares (a)	391,096	76,090	71,703	7,235	17,364	420,082	16,052	2,913	21,192
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	67,583	387,436	399,562	—	—	55,457	55,457	2,763	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	390,821	60,063	58,356	9,427	18,062	420,017	9,207	4,291	19,487
JPMorgan Value Advantage Fund Class R6 Shares (a)	376,564	72,542	61,228	11,308	3,195	402,381	10,373	6,540	29,490
Total	$3,816,278	$1,058,182	$1,025,777	$38,292	$234,133	$4,121,108		$88,442	$98,413

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® 2045 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$89,913	$15,500	$18,308	$293	$11,180	$98,578	2,290	$2,245	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,083	2,550	2,105	239	535	14,302	155	401	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	111,734	19,822	21,724	2,086	10,812	122,730	1,260	1,534	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	19,373	1,407	20,876	(1,502)	1,598	—	—	1,128	—
JPMorgan Core Bond Fund Class R6 Shares (a)	75,941	17,390	8,621	(934)	2,759	86,535	8,369	3,286	—

June 30, 2025	J.P. Morgan SmartRetirement® Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2045 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$227,947	$53,310	$25,974	$(3,478)	$7,523	$259,328	35,819	$11,862	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,758	2,220	671	(48)	423	12,682	2,010	739	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	25,423	3,464	4,322	196	3,246	28,007	787	429	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	71,539	9,268	11,419	487	8,542	78,417	4,185	1,755	—
JPMorgan Global Select Equity ETF (a)	258,174	30,748	22,112	13	17,481	284,304	4,419	1,625	3,551
JPMorgan Growth Advantage Fund Class R6 Shares (a)	312,685	74,493	69,176	4,461	27,306	349,769	7,685	—	17,615
JPMorgan High Yield Fund Class R6 Shares (a)	19,431	43,373	954	(20)	1,256	63,086	9,631	2,165	—
JPMorgan International Equity Fund Class R6 Shares (a)	198,557	44,931	48,327	(14)	24,105	219,252	9,788	6,558	—
JPMorgan International Research Enhanced Equity ETF (a)	369,520	65,926	75,861	2,078	45,454	407,117	5,752	11,257	—
JPMorgan Realty Income ETF (a)	39,046	7,806	7,240	(166)	3,474	42,920	901	926	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	20,836	5,766	3,668	311	(701)	22,544	423	111	1,730
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	19,914	5,209	3,850	180	576	22,029	1,013	170	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	19,340	6,112	3,171	184	(498)	21,967	826	242	1,078
JPMorgan U.S. Equity Fund Class R6 Shares (a)	328,662	77,810	62,422	4,328	16,417	364,795	13,939	2,487	18,007
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	53,035	363,980	358,440	—	—	58,575	58,575	2,328	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	328,401	56,854	43,639	5,012	18,004	364,632	7,993	3,647	16,557
JPMorgan Value Advantage Fund Class R6 Shares (a)	316,274	75,652	55,046	7,647	4,315	348,842	8,993	5,554	25,045
Total	$2,929,586	$983,591	$867,926	$21,353	$203,807	$3,270,411		$60,449	$83,583

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® 2050 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$87,264	$15,828	$17,118	$350	$11,101	$97,425	2,263	$2,192	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,545	2,533	1,977	219	519	13,839	150	387	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	106,898	19,187	19,072	1,931	10,539	119,483	1,226	1,476	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	11,710	1,022	12,791	(1,354)	1,413	—	—	689	—
JPMorgan Core Bond Fund Class R6 Shares (a)	45,246	8,886	7,421	(809)	1,879	47,781	4,621	1,940	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	135,759	27,404	22,338	(3,047)	5,407	143,185	19,777	6,999	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,512	1,156	468	(35)	264	7,429	1,177	454	—

82	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2050 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	$25,509	$3,281	$3,791	$120	$3,328	$28,447	800	$429	$—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	68,598	11,847	12,995	392	8,326	76,168	4,064	1,688	—
JPMorgan Global Select Equity ETF (a)	246,778	22,598	10,380	194	17,048	276,238	4,294	1,562	3,414
JPMorgan Growth Advantage Fund Class R6 Shares (a)	298,913	75,382	65,196	2,604	27,941	339,644	7,463	—	16,933
JPMorgan High Yield Fund Class R6 Shares (a)	11,766	30,106	573	(8)	874	42,165	6,438	1,392	—
JPMorgan International Equity Fund Class R6 Shares (a)	189,804	31,199	31,177	231	22,967	213,024	9,510	6,303	—
JPMorgan International Research Enhanced Equity ETF (a)	353,261	56,610	60,263	975	44,972	395,555	5,589	10,822	—
JPMorgan Realty Income ETF (a)	37,435	7,841	6,694	(186)	3,326	41,722	876	893	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,848	5,530	3,108	282	(644)	21,908	411	106	1,657
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	19,006	5,051	3,547	152	582	21,244	977	163	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,426	6,275	3,222	177	(471)	21,185	796	233	1,035
JPMorgan U.S. Equity Fund Class R6 Shares (a)	314,216	57,616	37,311	2,982	17,233	354,736	13,555	2,392	17,310
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	50,997	272,280	277,669	—	—	45,608	45,608	2,136	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	313,969	60,578	42,626	4,276	18,442	354,639	7,774	3,522	15,917
JPMorgan Value Advantage Fund Class R6 Shares (a)	302,367	69,172	44,201	5,639	5,834	338,811	8,734	5,340	24,078
Total	$2,676,827	$791,382	$683,938	$15,085	$200,880	$3,000,236		$51,118	$80,344

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® 2055 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$55,423	$15,345	$13,666	$258	$7,334	$64,694	1,503	$1,414	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,947	1,836	1,065	115	335	9,168	100	252	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	67,897	14,323	10,834	1,034	6,922	79,342	814	963	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	7,398	828	8,260	(808)	842	—	—	442	—
JPMorgan Core Bond Fund Class R6 Shares (a)	28,662	6,392	4,013	(439)	1,126	31,728	3,068	1,256	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	86,000	19,840	12,268	(1,796)	3,304	95,080	13,133	4,532	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,108	844	178	(13)	160	4,921	780	294	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	16,160	2,396	1,961	55	2,228	18,878	531	277	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	43,482	6,764	5,391	175	5,550	50,580	2,699	1,089	—

June 30, 2025	J.P. Morgan SmartRetirement® Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2055 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Global Select Equity ETF (a)	$156,758	$22,875	$7,453	$(68)	$11,321	$183,433	2,851	$1,008	$2,203
JPMorgan Growth Advantage Fund Class R6 Shares (a)	189,886	51,008	35,634	165	20,184	225,609	4,957	—	10,925
JPMorgan High Yield Fund Class R6 Shares (a)	7,429	20,213	226	(5)	573	27,984	4,272	908	—
JPMorgan International Equity Fund Class R6 Shares (a)	120,573	27,813	22,365	232	15,203	141,456	6,315	4,067	—
JPMorgan International Research Enhanced Equity ETF (a)	224,407	49,259	41,142	42	30,098	262,664	3,712	6,983	—
JPMorgan Realty Income ETF (a)	23,780	5,982	3,839	(187)	2,154	27,890	585	580	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	12,606	3,925	1,801	135	(384)	14,481	272	68	1,069
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,071	3,637	2,082	123	349	14,098	649	105	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,672	4,455	1,859	89	(297)	14,060	528	151	668
JPMorgan U.S. Equity Fund Class R6 Shares (a)	199,598	45,895	23,412	1,243	12,110	235,434	8,996	1,559	11,170
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	29,898	228,718	223,526	—	—	35,090	35,090	1,459	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	199,449	37,596	16,159	690	14,001	235,577	5,164	2,295	10,270
JPMorgan Value Advantage Fund Class R6 Shares (a)	192,082	54,082	28,513	2,248	5,082	224,981	5,800	3,445	15,535
Total	$1,697,286	$624,026	$465,647	$3,288	$138,195	$1,997,148		$33,147	$51,840

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® 2060 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$22,228	$11,563	$8,262	$46	$3,342	$28,917	672	$592	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3,229	1,133	361	32	138	4,171	45	107	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	27,234	9,568	4,659	255	3,066	35,464	364	409	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,959	536	3,504	(154)	163	—	—	184	—
JPMorgan Core Bond Fund Class R6 Shares (a)	11,395	3,779	1,272	(213)	492	14,181	1,372	531	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,192	11,525	3,816	(659)	1,256	42,498	5,870	1,913	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,679	565	36	(1)	61	2,268	359	124	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	6,471	1,337	368	10	1,000	8,450	237	116	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	17,438	5,129	2,508	48	2,502	22,609	1,206	456	—
JPMorgan Global Select Equity ETF (a)	62,940	18,130	4,050	(17)	4,988	81,991	1,274	436	922
JPMorgan Growth Advantage Fund Class R6 Shares (a)	76,247	29,055	13,694	2	9,185	100,795	2,215	—	4,574
JPMorgan High Yield Fund Class R6 Shares (a)	2,999	9,320	60	(1)	246	12,504	1,909	390	—

84	J.P. Morgan SmartRetirement® Funds	June 30, 2025

JPMorgan SmartRetirement® 2060 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan International Equity Fund Class R6 Shares (a)	$48,412	$19,467	$11,441	$6	$6,784	$63,228	2,823	$1,703	$—
JPMorgan International Research Enhanced Equity ETF (a)	90,103	37,628	23,801	(135)	13,611	117,406	1,659	2,922	—
JPMorgan Realty Income ETF (a)	9,548	3,195	1,085	(31)	835	12,462	262	247	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	5,055	2,152	586	39	(160)	6,500	122	29	448
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	4,841	1,904	650	31	167	6,293	289	44	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	4,613	3,313	1,517	48	(142)	6,315	237	64	279
JPMorgan U.S. Equity Fund Class R6 Shares (a)	80,144	27,214	7,957	(5)	5,832	105,228	4,021	669	4,676
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	14,071	181,558	175,903	—	—	19,726	19,726	661	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	80,081	28,732	10,027	(161)	6,612	105,237	2,307	981	4,300
JPMorgan Value Advantage Fund Class R6 Shares (a)	77,124	33,423	12,907	511	2,415	100,566	2,593	1,479	6,504
Total	$683,003	$440,226	$288,464	$(349)	$62,393	$896,809		$14,057	$21,703

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® 2065 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$981	$2,402	$778	$(8)	$322	$2,919	68	$42	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	141	349	74	(1)	2	417	5	8	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	126	233	358	— (b)	(1)	—	—	11	—
JPMorgan Core Bond Fund Class R6 Shares (a)	480	1,017	82	(2)	18	1,431	138	39	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,439	3,009	188	(6)	36	4,290	593	140	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	70	149	—	—	4	223	35	9	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	270	536	51	1	93	849	24	8	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	770	1,442	166	(6)	243	2,283	122	31	—
JPMorgan Global Select Equity ETF (a)	2,772	5,517	468	(13)	469	8,277	129	30	64
JPMorgan Growth Advantage Fund Class R6 Shares (a)	3,359	7,096	1,152	(33)	906	10,176	224	—	309
JPMorgan High Yield Fund Class R6 Shares (a)	124	1,167	51	— (b)	20	1,260	192	31	—
JPMorgan International Equity Fund Class R6 Shares (a)	2,132	4,286	674	(13)	652	6,383	285	114	—
JPMorgan International Research Enhanced Equity ETF (a)	3,968	9,152	2,542	(16)	1,291	11,853	167	200	—
JPMorgan Realty Income ETF (a)	421	940	134	(4)	31	1,254	26	19	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	222	785	328	(17)	(3)	659	12	2	30
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	212	480	67	(1)	14	638	29	3	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	196	514	60	2	(14)	638	24	5	19

June 30, 2025	J.P. Morgan SmartRetirement® Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2065 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Equity Fund Class R6 Shares (a)	$3,530	$7,483	$872	$(44)	$530	$10,627	406	$52	$322
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c)	781	37,149	35,783	—	—	2,147	2,147	57	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,526	7,595	1,049	(35)	589	10,626	233	76	297
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,397	7,523	846	(40)	118	10,152	262	102	457
Total	$28,917	$98,824	$45,723	$(236)	$5,320	$87,102		$979	$1,498

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2025.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— The Funds used index, interest rate and treasury futures contracts to gain exposure to or to overweight or underweight allocations among various sectors or markets, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

86	J.P. Morgan SmartRetirement® Funds	June 30, 2025

The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2025:
	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund
Futures Contracts:
Average Notional Balance Long	$72,657	$67,043	$68,364
Ending Notional Balance Long	73,881	70,859	72,339

	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
Futures Contracts:
Average Notional Balance Long	$53,067	$48,578	$31,451	$13,441	$1,047
Ending Notional Balance Long	57,168	52,543	34,905	15,603	1,822
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Income Fund
Transfer agency fees	$71	$— (a)	$3	$3	$1	$— (a)	$6	$12	$96
JPMorgan SmartRetirement® 2025 Fund
Transfer agency fees	56	3	3	4	1	— (a)	7	20	94
JPMorgan SmartRetirement® 2030 Fund
Transfer agency fees	70	3	5	5	2	1	10	26	122
JPMorgan SmartRetirement® 2035 Fund
Transfer agency fees	65	3	3	6	1	— (a)	9	26	113
JPMorgan SmartRetirement® 2040 Fund
Transfer agency fees	66	4	4	6	1	1	10	26	118
JPMorgan SmartRetirement® 2045 Fund
Transfer agency fees	52	2	4	5	1	— (a)	8	24	96
JPMorgan SmartRetirement® 2050 Fund
Transfer agency fees	44	3	4	5	1	1	8	23	89
JPMorgan SmartRetirement® 2055 Fund
Transfer agency fees	24	2	3	5	1	— (a)	6	19	60
JPMorgan SmartRetirement® 2060 Fund
Transfer agency fees	12	2	2	2	1	— (a)	3	15	37
JPMorgan SmartRetirement® 2065 Fund
Transfer agency fees	1	— (a)	1	1	— (a)	— (a)	1	6	10

(a)	Amount rounds to less than one thousand.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
JPMorgan SmartRetirement® Income Fund	$41,085	$3,403	$(44,488)
JPMorgan SmartRetirement® 2025 Fund	—	10,108	(10,108)
JPMorgan SmartRetirement® 2030 Fund	—	20,394	(20,394)
JPMorgan SmartRetirement® 2035 Fund	—	15,141	(15,141)
JPMorgan SmartRetirement® 2040 Fund	—	17,659	(17,659)
JPMorgan SmartRetirement® 2045 Fund	—	15,001	(15,001)
JPMorgan SmartRetirement® 2050 Fund	—	14,420	(14,420)
JPMorgan SmartRetirement® 2055 Fund	—	9,305	(9,305)
JPMorgan SmartRetirement® 2060 Fund	—	3,895	(3,895)
JPMorgan SmartRetirement® 2065 Fund	—	269	(269)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
K. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and receives no compensation for performing such services, although the Adviser and its affiliates receive investment advisory fees from the Underlying Funds.
The Adviser reimbursed expenses as outlined in Note 3.F.

88	J.P. Morgan SmartRetirement® Funds	June 30, 2025

B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a separate fee for services to the Funds but does receive fees for services to the Underlying Funds.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
JPMorgan SmartRetirement® Income Fund	$2	$—
JPMorgan SmartRetirement® 2025 Fund	1	—
JPMorgan SmartRetirement® 2030 Fund	3	—
JPMorgan SmartRetirement® 2035 Fund	7	—
JPMorgan SmartRetirement® 2040 Fund	8	— (a)
JPMorgan SmartRetirement® 2045 Fund	4	— (a)
JPMorgan SmartRetirement® 2050 Fund	4	— (a)
JPMorgan SmartRetirement® 2055 Fund	4	— (a)
JPMorgan SmartRetirement® 2060 Fund	5	— (a)
JPMorgan SmartRetirement® 2065 Fund	— (a)	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. As part of its Administration Agreement, the Administrator pays fees and certain expenses for custody and fund accounting.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
JPMorgan SmartRetirement® Income Fund	0.35%	0.98%	0.23%	0.75%	0.50%	0.25%	0.10%	0.00%
JPMorgan SmartRetirement® 2025 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2030 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2035 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2040 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2045 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2050 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2055 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2060 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2065 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00

The expense limitation agreements were in effect for the year ended June 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C, Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds and ETFs up to 0.25% for Class A, Class C, Class I, Class R2, Class R3, Class R4 Shares and up to 0.10% with respect to Class R5 Shares. The Funds’ shareholder servicing agent has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees it collects from the affiliated money market funds on the Fund’s investment in such money market funds.
For the year ended June 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Service Fees	Contractual Reimbursements
JPMorgan SmartRetirement® Income Fund	$625	$284
JPMorgan SmartRetirement® 2025 Fund	370	407
JPMorgan SmartRetirement® 2030 Fund	512	473
JPMorgan SmartRetirement® 2035 Fund	464	473
JPMorgan SmartRetirement® 2040 Fund	465	462
JPMorgan SmartRetirement® 2045 Fund	376	422
JPMorgan SmartRetirement® 2050 Fund	328	403
JPMorgan SmartRetirement® 2055 Fund	203	332
JPMorgan SmartRetirement® 2060 Fund	65	304
JPMorgan SmartRetirement® 2065 Fund	7	276

90	J.P. Morgan SmartRetirement® Funds	June 30, 2025

G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Income Fund	$148,101	$261,391	$—	$329
JPMorgan SmartRetirement® 2025 Fund	334,422	679,213	—	870
JPMorgan SmartRetirement® 2030 Fund	570,453	725,355	2,438	3,661
JPMorgan SmartRetirement® 2035 Fund	694,849	634,531	2,245	4,217
JPMorgan SmartRetirement® 2040 Fund	670,747	626,216	2,301	3,254
JPMorgan SmartRetirement® 2045 Fund	619,614	509,488	1,822	2,519
JPMorgan SmartRetirement® 2050 Fund	519,104	406,271	1,674	2,271
JPMorgan SmartRetirement® 2055 Fund	395,305	242,119	1,194	1,548
JPMorgan SmartRetirement® 2060 Fund	258,666	112,560	536	882
JPMorgan SmartRetirement® 2065 Fund	64,334	10,331	83	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$1,869,680	$288,103	$24,472	$263,631
JPMorgan SmartRetirement® 2025 Fund	2,237,031	330,028	50,834	279,194
JPMorgan SmartRetirement® 2030 Fund	3,541,016	732,147	62,866	669,281
JPMorgan SmartRetirement® 2035 Fund	3,078,175	1,011,654	44,082	967,572
JPMorgan SmartRetirement® 2040 Fund	2,894,546	1,257,360	25,201	1,232,159
JPMorgan SmartRetirement® 2045 Fund	2,312,455	971,521	9,149	962,372
JPMorgan SmartRetirement® 2050 Fund	2,074,988	935,433	6,161	929,272
JPMorgan SmartRetirement® 2055 Fund	1,470,785	533,372	4,278	529,094
JPMorgan SmartRetirement® 2060 Fund	732,465	166,447	890	165,557
JPMorgan SmartRetirement® 2065 Fund	83,021	7,834	4	7,830
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Income Fund	$37,776	$—	$37,776
JPMorgan SmartRetirement® 2025 Fund	94,935	25,747	120,682
JPMorgan SmartRetirement® 2030 Fund	136,248	85,327	221,575
JPMorgan SmartRetirement® 2035 Fund	111,317	70,587	181,904
JPMorgan SmartRetirement® 2040 Fund	103,812	82,765	186,577
JPMorgan SmartRetirement® 2045 Fund	72,994	59,475	132,469
JPMorgan SmartRetirement® 2050 Fund	64,258	8,579	72,837
JPMorgan SmartRetirement® 2055 Fund	40,968	1,954	42,922
JPMorgan SmartRetirement® 2060 Fund	18,745	4,012	22,757
JPMorgan SmartRetirement® 2065 Fund	1,082	75	1,157

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Income Fund	$35,959	$—	$35,959
JPMorgan SmartRetirement® 2025 Fund	89,923	—	89,923
JPMorgan SmartRetirement® 2030 Fund	113,544	—	113,544
JPMorgan SmartRetirement® 2035 Fund	84,060	—	84,060
JPMorgan SmartRetirement® 2040 Fund	76,190	—	76,190
JPMorgan SmartRetirement® 2045 Fund	51,908	—	51,908
JPMorgan SmartRetirement® 2050 Fund	43,760	—	43,760
JPMorgan SmartRetirement® 2055 Fund	27,283	—	27,283
JPMorgan SmartRetirement® 2060 Fund	10,186	—	10,186
JPMorgan SmartRetirement® 2065 Fund	152	19	171

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

92	J.P. Morgan SmartRetirement® Funds	June 30, 2025

As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$21,870	$5,918	$263,582
JPMorgan SmartRetirement® 2025 Fund	33,441	53,643	279,190
JPMorgan SmartRetirement® 2030 Fund	47,751	65,907	669,272
JPMorgan SmartRetirement® 2035 Fund	39,064	85,104	967,561
JPMorgan SmartRetirement® 2040 Fund	30,282	100,840	1,232,144
JPMorgan SmartRetirement® 2045 Fund	18,885	79,508	962,361
JPMorgan SmartRetirement® 2050 Fund	14,150	75,934	929,261
JPMorgan SmartRetirement® 2055 Fund	9,334	44,342	529,085
JPMorgan SmartRetirement® 2060 Fund	4,061	17,697	165,524
JPMorgan SmartRetirement® 2065 Fund	437	1,288	7,830

The cumulative timing differences primarily consist of certain derivatives and wash sale loss deferrals.
As of June 30, 2025, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Fund deferred to July 1, 2025 the following net capital losses (gains) and specified ordinary losses of:
Net Capital Losses (Gains)
Short-Term
JPMorgan SmartRetirement® 2025 Fund	$1,605
During the year ended June 30, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
JPMorgan SmartRetirement® Income Fund	$18,743
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Income Fund	2	39.2%
JPMorgan SmartRetirement® 2025 Fund	3	55.2
JPMorgan SmartRetirement® 2030 Fund	3	51.9
JPMorgan SmartRetirement® 2035 Fund	3	55.9
JPMorgan SmartRetirement® 2040 Fund	3	52.9
JPMorgan SmartRetirement® 2045 Fund	3	57.5
JPMorgan SmartRetirement® 2050 Fund	3	53.6
JPMorgan SmartRetirement® 2055 Fund	3	55.6
JPMorgan SmartRetirement® 2060 Fund	3	48.0
JPMorgan SmartRetirement® 2065 Fund	4	71.0
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2025, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
% of Net Assets
JPMorgan Realty Income ETF	61.9%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	53.6
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	49.5
JPMorgan Inflation Managed Bond ETF	41.4
JPMorgan International Research Enhanced Equity ETF	35.0
JPMorgan International Equity Fund	28.3
JPMorgan Global Select Equity ETF	26.7
JPMorgan U.S. Research Enhanced Equity Fund	25.8
JPMorgan Emerging Markets Research Enhanced Equity Fund	23.4
JPMorgan Emerging Markets Debt Fund	21.5
JPMorgan Value Advantage Fund	19.8
JPMorgan High Yield Fund	14.6

94	J.P. Morgan SmartRetirement® Funds	June 30, 2025

% of Net Assets
JPMorgan Small Cap Value Fund	14.1
JPMorgan Core Plus Bond Fund	11.5
JPMorgan BetaBuilders MSCI US REIT ETF	10.3
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Each Fund invests in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Business Combinations
On August 20-22, 2024, the Board of Trustees of JPM Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $1,041,257 and identified cost of approximately $910,034 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of April 25, 2025, the Target Fund did not have capital loss carryforwards.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Target Fund
JPMorgan SmartRetirement® 2020 Fund				$131,211
Class A	15,715	$242,569	$15.44
Class C	213	3,283	15.42
Class I	3,777	58,642	15.53
Class R2	3,807	58,537	15.38
Class R3	337	5,206	15.45
Class R4	752	11,613	15.44
Class R5	14,048	218,237	15.54
Class R6	31,068	482,433	15.53
Acquiring Fund
JPMorgan SmartRetirement® Income Fund				115,420
Class A	19,309	297,484	15.41
Class C	141	2,166	15.39
Class I	3,518	54,383	15.46
Class R2	2,886	44,275	15.34
Class R3	253	3,895	15.37
Class R4	156	2,415	15.44
Class R5	14,887	230,675	15.50
Class R6	23,721	367,446	15.49
Post Reorganization
JPMorgan SmartRetirement® Income Fund				246,631
Class A	35,054	540,053	15.41
Class C	354	5,449	15.39
Class I	7,312	113,025	15.46
Class R2	6,701	102,812	15.34
Class R3	592	9,101	15.37
Class R4	908	14,028	15.44
Class R5	28,970	448,912	15.50
Class R6	54,865	849,879	15.49

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.
Assuming the reorganization had been completed on July 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended June 30, 2025, are as follows:
Net investment income (loss)	$71,772
Net realized/unrealized gains (losses)	127,425
Change in net assets resulting from operations	$199,197
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target fund that have been included in the Statements of Operations since April 25, 2025.

96	J.P. Morgan SmartRetirement® Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan SmartRetirement 2060 Fund, and JPMorgan SmartRetirement 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, and JPMorgan SmartRetirement 2060 Fund (nine of the funds constituting JPMorgan Trust I) and JPMorgan SmartRetirement 2065 Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	J.P. Morgan SmartRetirement® Funds	97

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan SmartRetirement® Income Fund	6.57%
JPMorgan SmartRetirement® 2025 Fund	7.65
JPMorgan SmartRetirement® 2030 Fund	10.55
JPMorgan SmartRetirement® 2035 Fund	13.53
JPMorgan SmartRetirement® 2040 Fund	16.85
JPMorgan SmartRetirement® 2045 Fund	20.24
JPMorgan SmartRetirement® 2050 Fund	22.03
JPMorgan SmartRetirement® 2055 Fund	22.27
JPMorgan SmartRetirement® 2060 Fund	20.14
JPMorgan SmartRetirement® 2065 Fund	20.69
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan SmartRetirement® 2025 Fund	$25,747
JPMorgan SmartRetirement® 2030 Fund	85,327
JPMorgan SmartRetirement® 2035 Fund	70,587
JPMorgan SmartRetirement® 2040 Fund	82,765
JPMorgan SmartRetirement® 2045 Fund	59,475
JPMorgan SmartRetirement® 2050 Fund	8,579
JPMorgan SmartRetirement® 2055 Fund	1,954
JPMorgan SmartRetirement® 2060 Fund	4,012
JPMorgan SmartRetirement® 2065 Fund	75
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan SmartRetirement® Income Fund	$11,693
JPMorgan SmartRetirement® 2025 Fund	26,716
JPMorgan SmartRetirement® 2030 Fund	50,353
JPMorgan SmartRetirement® 2035 Fund	50,720
JPMorgan SmartRetirement® 2040 Fund	58,387
JPMorgan SmartRetirement® 2045 Fund	49,836
JPMorgan SmartRetirement® 2050 Fund	48,155
JPMorgan SmartRetirement® 2055 Fund	31,126
JPMorgan SmartRetirement® 2060 Fund	13,059
JPMorgan SmartRetirement® 2065 Fund	880
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2025, the Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses cannot be quantified until Underlying Funds complete reporting for the calendar year in progress. Amounts for the fiscal year ended June 30, 2025 will be disclosed in the semi-annual report for the period ended December 31, 2025.

98	J.P. Morgan SmartRetirement® Funds	June 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-SR-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
JPMorgan SmartRetirement® Blend Funds
June 30, 2025
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
JPMorgan SmartRetirement® Blend 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.1%
Fixed Income — 19.1%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,573	163,432
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,539	28,643
JPMorgan High Yield Fund Class R6 Shares (a)	17,220	112,790
Total Fixed Income		304,865
International Equity — 1.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,560	29,230
U.S. Equity — 21.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,622	337,290
Total Investment Companies (Cost $482,557)		671,385
Exchange-Traded Funds — 22.0%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	138	12,749
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,650	79,597
International Equity — 11.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	505	29,400
JPMorgan BetaBuilders International Equity ETF (a)	2,355	158,947
Total International Equity		188,347
U.S. Equity — 4.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	456	44,468
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	374	24,631
Total U.S. Equity		69,099
Total Exchange-Traded Funds (Cost $275,540)		349,792
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.3%
U.S. Treasury Bonds
1.13%, 8/15/2040	6,836	4,205
2.38%, 2/15/2042	1,000	728
3.25%, 5/15/2042	845	699
3.38%, 8/15/2042	1,415	1,188
3.13%, 2/15/2043	3,425	2,754
3.88%, 2/15/2043	4,045	3,621
3.88%, 5/15/2043	3,205	2,863
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.63%, 8/15/2043	740	637
4.13%, 8/15/2044	4,910	4,498
1.38%, 8/15/2050	7,276	3,587
1.63%, 11/15/2050	1,102	581
2.25%, 2/15/2052	2,609	1,594
3.00%, 8/15/2052	3,909	2,822
3.63%, 2/15/2053	3,125	2,551
4.25%, 8/15/2054	1,750	1,598
4.50%, 11/15/2054	290	276
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	220	220
4.25%, 11/30/2026 (b)	915	920
4.13%, 2/28/2027	3,695	3,714
3.75%, 4/30/2027	4,800	4,799
3.13%, 8/31/2027	1,445	1,427
3.88%, 12/31/2027	405	407
3.63%, 3/31/2028	4,715	4,707
1.88%, 2/28/2029	954	894
2.88%, 4/30/2029	6,272	6,081
3.13%, 8/31/2029	1,600	1,561
4.25%, 1/31/2030	6,260	6,384
3.63%, 3/31/2030	3,930	3,902
1.63%, 5/15/2031	4,910	4,330
1.38%, 11/15/2031	240	205
4.13%, 2/29/2032	17,310	17,468
3.50%, 2/15/2033	260	251
3.88%, 8/15/2033	5,805	5,717
4.00%, 2/15/2034	289	286
4.25%, 11/15/2034	21,160	21,229
4.63%, 2/15/2035	12,745	13,149
U.S. Treasury STRIPS Bonds 1.18%, 5/15/2027 (c)	1,035	965
Total U.S. Treasury Obligations (Cost $137,275)		132,818
Corporate Bonds — 8.0%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	21	21
2.20%, 2/4/2026	15	15
2.70%, 2/1/2027	1,668	1,621
3.45%, 11/1/2028	155	150
6.53%, 5/1/2034	165	179
L3Harris Technologies, Inc.
5.25%, 6/1/2031	200	206
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	1

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
5.40%, 7/31/2033	186	191
Northrop Grumman Corp.
5.15%, 5/1/2040	286	280
3.85%, 4/15/2045	289	228
RTX Corp.
5.15%, 2/27/2033	138	141
3.75%, 11/1/2046	130	99
		3,131
Automobiles — 0.0% ^
Hyundai Capital America
5.65%, 6/26/2026 (d)	340	344
4.55%, 9/26/2029 (d)	200	198
		542
Banks — 2.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	204
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	212
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	390	397
(SOFR + 1.91%), 5.87%, 3/28/2035 (d) (e)	250	258
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	400	386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (e)	400	407
5.59%, 8/8/2028	200	207
5.44%, 7/15/2031	400	415
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	199	197
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	80	78
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	105	105
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	450	460
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	470	490
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	500	448
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	260	274
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	455	467
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	400	387
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (e)	142	143
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	155	158
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (d)	400	415
Barclays plc (United Kingdom)
(SOFR + 1.23%), 5.37%, 2/25/2031 (e)	500	511
(SOFR + 2.98%), 6.22%, 5/9/2034 (e)	400	425
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	400	409
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	870	888
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	800	821
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	400	408
(SOFR + 1.68%), 5.09%, 5/9/2031 (d) (e)	600	606
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	400	416
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (e)	250	259
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	700	713
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	500	512
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	250	263
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	545	561
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	405	415
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	395	399
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	170	175
(SOFR + 1.34%), 4.63%, 9/11/2030 (e)	210	210
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	125	123
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	780	796
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	340	338
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	738	660
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	500	508
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	250	256
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	280	285
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	400	398
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	400	405
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	207
5.25%, 4/26/2029 (d)	497	510
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	369	384
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,245	1,180
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	500	511
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	160	164
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	200	202
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	785	794
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	400	390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	200	205
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	360	366
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	270	262
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	450	463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e) (f)	335	335
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e) (f)	565	566
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	202
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	315	313
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	558	564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (e)	200	203
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	535	553
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (e)	280	284
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	220	220
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	234	235
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	330	331
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	240	250
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	200	199
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	256	258
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	400	389
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	300	313
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	200	206
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	260	256
5.25%, 2/19/2027 (d)	400	404
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	440	449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	660	582
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	414	426
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	500	537
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	235	247
5.24%, 4/15/2030	200	206
5.42%, 7/9/2031	550	571
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	55	57
5.30%, 1/30/2032	230	236
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	3

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	65	66
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	255	276
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	695	706
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	45	45
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	144	149
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	195
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	280	286
Wells Fargo & Co.
4.30%, 7/22/2027	580	580
(SOFR + 1.37%), 4.97%, 4/23/2029 (e)	110	112
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	270	279
(SOFR + 1.79%), 6.30%, 10/23/2029 (e)	165	174
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	155	159
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	90	93
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	800	820
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	625	627
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	53	40
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	310	264
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	200	205
		38,175
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	310	257
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	20	20
4.05%, 11/21/2039	600	526
4.25%, 11/21/2049	255	210
Amgen, Inc. 5.65%, 3/2/2053	635	620
Biogen, Inc. 5.75%, 5/15/2035	195	201
Gilead Sciences, Inc. 2.60%, 10/1/2040	625	449
		2,026
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	150
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	332	288
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	170	187
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	414	281
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	494	479
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	490	498
5.41%, 5/10/2029	300	311
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	685	696
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	627	609
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	230	244
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	550	559
(SOFR + 1.14%), 4.69%, 10/23/2030 (e)	190	190
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	48	49
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	1,150	1,160
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	300	262
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	320	326
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	210	216
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	215	219
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	380	333
(SOFR + 1.88%), 5.42%, 7/21/2034 (e)	125	128
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	79	81
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	295	299
Nasdaq, Inc. 5.55%, 2/15/2034	31	32
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	209
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	500	519
		7,887
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	788	816
5.42%, 11/15/2048	260	262
EIDP, Inc. 5.13%, 5/15/2032	375	382
		1,460
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	520	548
5.04%, 3/25/2030 (d)	80	81
		629
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	150	150
2.45%, 10/29/2026	450	438
6.10%, 1/15/2027	150	153
5.10%, 1/19/2029	300	305
3.30%, 1/30/2032	300	272
Aircastle Ltd. 5.25%, 3/15/2030 (d)	300	302
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	230	235
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	820	820
2.13%, 2/21/2026 (d)	175	172
4.25%, 4/15/2026 (d)	30	30
4.38%, 5/1/2026 (d)	249	248
2.53%, 11/18/2027 (d)	1,299	1,234
4.95%, 1/15/2028 (d)	160	161
5.75%, 3/1/2029 (d)	171	176
5.75%, 11/15/2029 (d)	220	225
5.15%, 1/15/2030 (d)	250	252
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	170	176
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	260	227
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	400	404
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	300	303
5.15%, 3/17/2030 (d)	155	155
		6,438
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	110	109
5.50%, 9/15/2054	80	76
		185
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	297	289
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	86
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	445	387
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified REITs — continued
WP Carey, Inc.
2.40%, 2/1/2031	219	193
2.25%, 4/1/2033	10	8
		588
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.40%, 2/15/2034	50	51
3.50%, 6/1/2041	745	585
3.55%, 9/15/2055	152	103
Sprint Capital Corp. 6.88%, 11/15/2028	95	102
Verizon Communications, Inc.
5.05%, 5/9/2033	145	147
2.65%, 11/20/2040	264	186
		1,174
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	105
5.65%, 6/1/2054	60	59
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	697	715
DTE Electric Co. Series B, 3.25%, 4/1/2051	400	273
Duke Energy Corp. 6.10%, 9/15/2053	210	214
Duke Energy Florida LLC 5.95%, 11/15/2052	82	84
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	140	95
Edison International
5.75%, 6/15/2027	265	267
5.25%, 11/15/2028	500	495
5.45%, 6/15/2029	385	381
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	200	208
Emera US Finance LP (Canada) 4.75%, 6/15/2046	289	240
Entergy Arkansas LLC 2.65%, 6/15/2051	108	63
Entergy Louisiana LLC
4.00%, 3/15/2033	217	205
2.90%, 3/15/2051	80	49
Entergy Mississippi LLC 5.00%, 9/1/2033	130	130
Evergy Metro, Inc. 4.95%, 4/15/2033	114	114
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	489	489
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	95	97
Evergy, Inc. 2.90%, 9/15/2029	569	534
Eversource Energy 3.38%, 3/1/2032	85	77
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	5

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	810	792
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	259	220
Fortis, Inc. (Canada) 3.06%, 10/4/2026	75	74
Interstate Power and Light Co.
4.95%, 9/30/2034	50	49
5.45%, 9/30/2054	55	53
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	179	167
5.40%, 6/1/2033 (d)	430	435
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	78	78
5.10%, 1/15/2035	80	80
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	132	104
MidAmerican Energy Co. 5.85%, 9/15/2054	50	51
Monongahela Power Co. 5.85%, 2/15/2034 (d)	40	42
Nevada Power Co. 6.00%, 3/15/2054	40	41
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	364	221
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	360	346
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	20	20
Northern States Power Co. 5.10%, 5/15/2053	130	120
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	130	128
2.45%, 12/2/2027 (d)	470	446
Ohio Power Co. 5.00%, 6/1/2033	95	95
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	96	94
Pacific Gas and Electric Co.
3.45%, 7/1/2025	75	75
2.95%, 3/1/2026	401	396
6.15%, 1/15/2033	200	206
6.40%, 6/15/2033	208	217
5.80%, 5/15/2034	390	390
6.00%, 8/15/2035	620	627
3.75%, 8/15/2042 (g)	112	80
4.30%, 3/15/2045	90	68
6.75%, 1/15/2053	45	45
5.90%, 10/1/2054	50	45
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,085	2,067
Series A-3, 5.54%, 7/15/2047	230	223
Series A-3, 5.53%, 6/1/2049	290	285
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	127
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Series A-5, 5.10%, 6/1/2052	125	115
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	196
PPL Capital Funding, Inc. 5.25%, 9/1/2034	145	146
Public Service Co. of Oklahoma
5.25%, 1/15/2033	80	81
5.20%, 1/15/2035	60	60
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	158	153
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	70
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	143	144
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	75
5.45%, 6/1/2031	150	153
Series C, 4.13%, 3/1/2048	175	127
5.88%, 12/1/2053	106	97
5.90%, 3/1/2055	90	82
Southern Co. (The) 5.20%, 6/15/2033	163	166
Union Electric Co.
5.20%, 4/1/2034	130	132
3.90%, 4/1/2052	192	146
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	77	80
5.70%, 12/30/2034 (d)	85	87
		15,511
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	124	123
4.00%, 4/14/2032	900	852
		975
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	113
Fiserv, Inc. 5.15%, 8/12/2034	250	251
Global Payments, Inc.
3.20%, 8/15/2029	436	412
5.30%, 8/15/2029	42	43
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (d)	516	528
Shell International Finance BV 3.13%, 11/7/2049	291	195
		1,542
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	138	125
4.65%, 9/17/2034	250	243
J M Smucker Co. (The)
6.20%, 11/15/2033	40	43
6.50%, 11/15/2053	35	37
JBS USA Holding Lux Sarl
6.75%, 3/15/2034	233	254
5.50%, 1/15/2036 (d) (f)	360	360
6.38%, 4/15/2066 (d) (f)	410	413
JBS USA Holding Lux SARL 3.75%, 12/1/2031	225	209
JBS USA LUX Sarl 5.95%, 4/20/2035 (d)	90	93
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	215
4.38%, 6/1/2046	133	108
Mars, Inc.
5.00%, 3/1/2032 (d)	200	203
5.65%, 5/1/2045 (d)	375	376
Tyson Foods, Inc. 5.70%, 3/15/2034	160	166
		2,845
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	260	161
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	153
Southern California Gas Co. 6.35%, 11/15/2052	125	134
		448
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	60	59
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	215	190
CSX Corp. 3.80%, 11/1/2046	284	220
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	70	71
Norfolk Southern Corp. 3.05%, 5/15/2050	277	182
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	90	94
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	600	586
Uber Technologies, Inc. 4.80%, 9/15/2034	130	128
Union Pacific Corp. 3.55%, 8/15/2039	391	327
		1,857
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	90	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued
DH Europe Finance II SARL 3.25%, 11/15/2039	149	120
Solventum Corp. 5.60%, 3/23/2034	283	291
		496
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	50	46
Banner Health 1.90%, 1/1/2031	346	303
Cencora, Inc.
5.13%, 2/15/2034	620	625
4.25%, 3/1/2045	300	246
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	113
Cigna Group (The) 5.13%, 5/15/2031	500	514
CommonSpirit Health
1.55%, 10/1/2025	95	94
2.78%, 10/1/2030	215	197
3.91%, 10/1/2050	90	67
HCA, Inc.
3.63%, 3/15/2032	89	82
5.60%, 4/1/2034	150	154
5.45%, 9/15/2034	225	227
5.75%, 3/1/2035	211	217
5.50%, 6/15/2047	150	139
3.50%, 7/15/2051	135	89
5.95%, 9/15/2054	100	97
6.10%, 4/1/2064	285	278
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	200	142
MyMichigan Health Series 2020, 3.41%, 6/1/2050	55	39
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	190	118
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	250	152
UnitedHealth Group, Inc.
5.70%, 10/15/2040	300	306
5.88%, 2/15/2053	105	105
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	460	289
		4,639
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	145	128
Healthpeak OP LLC 2.13%, 12/1/2028	121	112
		240
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	291	196
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	7

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	260	264
Constellation Energy Generation LLC 5.80%, 3/1/2033	39	41
Southern Power Co. 5.15%, 9/15/2041	320	303
		608
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	230	218
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	120	120
Prologis LP 5.25%, 3/15/2054	284	266
		386
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	380	373
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	143
Brown & Brown, Inc.
2.38%, 3/15/2031	554	488
6.25%, 6/23/2055	315	325
CNO Global Funding 5.88%, 6/4/2027 (d)	250	257
Corebridge Global Funding 5.90%, 9/19/2028 (d)	70	73
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	421	267
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	110	113
F&G Global Funding 5.88%, 6/10/2027 (d)	300	307
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (d)	100	102
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	461
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	596	440
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	225	210
5.16%, 5/28/2031 (d)	470	482
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	100	99
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	40	32
3.30%, 5/15/2050 (d)	562	376
		4,548
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	220	220
5.40%, 8/15/2054	165	161
		381
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	75	73
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	215	165
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	48
3.50%, 6/1/2041	50	36
3.50%, 3/1/2042	30	21
3.70%, 4/1/2051	577	384
Comcast Corp.
3.25%, 11/1/2039	481	377
2.80%, 1/15/2051	376	226
5.35%, 5/15/2053	630	584
		1,676
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	180	184
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	100	102
2.50%, 9/1/2030 (d)	473	426
5.63%, 4/4/2034 (d)	190	194
Steel Dynamics, Inc. 5.38%, 8/15/2034	300	305
		1,211
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	262	160
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	34	25
DTE Energy Co.
4.88%, 6/1/2028	100	102
5.10%, 3/1/2029	200	204
Engie SA (France) 5.63%, 4/10/2034 (d)	245	252
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	72
Puget Energy, Inc. 5.73%, 3/15/2035 (d)	110	111
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	50	52
		1,024
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	338	299
Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway) 5.13%, 10/1/2034 (d)	150	144
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	358	351
BP Capital Markets America, Inc. 2.77%, 11/10/2050	264	161
Cheniere Energy Partners LP 5.55%, 10/30/2035 (d) (f)	125	126
Cheniere Energy, Inc. 5.65%, 4/15/2034	130	133
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	87	87
5.68%, 1/15/2034 (d)	131	133
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	445	448
5.96%, 2/15/2055 (d)	305	292
ConocoPhillips Co. 5.50%, 1/15/2055	270	256
Coterra Energy, Inc.
3.90%, 5/15/2027	190	188
5.40%, 2/15/2035	220	218
Devon Energy Corp. 5.75%, 9/15/2054	240	216
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	120	124
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	62
5.63%, 4/5/2034	330	339
Energy Transfer LP
5.25%, 7/1/2029	150	154
5.00%, 5/15/2044 (g)	630	543
Enterprise Products Operating LLC
4.95%, 2/15/2035	180	179
4.45%, 2/15/2043	100	87
Exxon Mobil Corp. 3.00%, 8/16/2039	858	668
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (d)	155	122
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	176	145
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	700	695
3.45%, 10/15/2027 (d)	389	381
Kinder Morgan, Inc. 7.80%, 8/1/2031	330	380
MPLX LP
5.50%, 6/1/2034	290	291
4.50%, 4/15/2038	291	257
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.95%, 4/1/2055	50	48
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	235	209
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	40	38
Occidental Petroleum Corp.
5.20%, 8/1/2029	100	100
5.38%, 1/1/2032	55	55
ONEOK, Inc. 4.75%, 10/15/2031	415	411
Plains All American Pipeline LP 5.95%, 6/15/2035	105	108
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	75	76
5.03%, 10/1/2029 (d)	80	80
Targa Resources Corp. 4.90%, 9/15/2030	372	375
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	569	419
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	450	464
Williams Cos., Inc. (The)
5.60%, 3/15/2035	165	170
6.00%, 3/15/2055	45	45
		9,778
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	206	192
Personal Care Products — 0.0% ^
Haleon US Capital LLC
3.38%, 3/24/2029	250	242
4.00%, 3/24/2052	250	193
Kenvue, Inc. 5.20%, 3/22/2063	80	74
		509
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	65	73
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	315	280
3.70%, 3/15/2052	130	95
5.55%, 2/22/2054	20	20
5.65%, 2/22/2064	90	87
Eli Lilly & Co. 5.00%, 2/9/2054	440	411
Merck & Co., Inc.
2.35%, 6/24/2040	133	93
4.00%, 3/7/2049	20	16
2.90%, 12/10/2061	15	9
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	9

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	340	321
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	700	523
3.18%, 7/9/2050	600	393
Zoetis, Inc. 5.60%, 11/16/2032	170	180
		2,501
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	63
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	90	92
UDR, Inc. 2.10%, 8/1/2032	547	453
		545
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	210	199
2.50%, 8/16/2031	120	105
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	130	133
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	272	270
		759
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028 (d)	210	198
5.15%, 11/15/2031	190	196
4.55%, 2/15/2032	216	214
3.19%, 11/15/2036 (d)	146	121
Intel Corp.
3.73%, 12/8/2047	70	49
3.25%, 11/15/2049	115	73
3.05%, 8/12/2051	115	68
5.70%, 2/10/2053	142	132
KLA Corp. 3.30%, 3/1/2050	414	287
Marvell Technology, Inc. 5.45%, 7/15/2035	350	352
NXP BV (Netherlands)
5.00%, 1/15/2033	50	50
3.25%, 5/11/2041	400	292
Texas Instruments, Inc. 5.05%, 5/18/2063	459	421
		2,453
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	325	321
Intuit, Inc. 5.50%, 9/15/2053	30	30
Oracle Corp.
3.80%, 11/15/2037	589	504
3.65%, 3/25/2041	650	512
3.60%, 4/1/2050	150	105
Synopsys, Inc.
5.00%, 4/1/2032	300	304
5.70%, 4/1/2055	230	229
VMware LLC
1.40%, 8/15/2026	154	149
4.70%, 5/15/2030	143	143
		2,297
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	180	184
1.88%, 10/15/2030	1,349	1,173
Crown Castle, Inc. 5.80%, 3/1/2034	115	119
Equinix, Inc. 2.90%, 11/18/2026	122	119
		1,595
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	200	205
Home Depot, Inc. (The) 3.63%, 4/15/2052	170	124
		329
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	125
2.70%, 8/5/2051	120	75
Dell International LLC 5.30%, 4/1/2032	510	521
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	400	388
		1,109
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	125
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	554	524
4.39%, 8/15/2037	315	282
		931
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	180	182
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	193
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	224
3.40%, 10/15/2052	350	234
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	250	239
		697
Total Corporate Bonds (Cost $133,667)		126,776
Mortgage-Backed Securities — 7.6%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,075	997
Pool # WA1626, 3.45%, 8/1/2032	1,048	989
Pool # WN3225, 3.80%, 10/1/2034	690	645
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	582	546
Pool # QA5290, 2.50%, 12/1/2049	481	404
Pool # QA9530, 2.50%, 5/1/2050	160	135
Pool # QB2668, 2.50%, 8/1/2050	230	194
Pool # QB4026, 2.50%, 10/1/2050	1,617	1,365
Pool # QB4045, 2.50%, 10/1/2050	292	247
Pool # QB4484, 2.50%, 10/1/2050	705	596
Pool # QB4542, 2.50%, 10/1/2050	715	605
Pool # QB8503, 2.50%, 2/1/2051	902	754
Pool # SD4767, 2.50%, 2/1/2051	980	823
Pool # QC9443, 2.50%, 10/1/2051	532	446
Pool # RA6132, 2.50%, 10/1/2051	518	432
Pool # SD0781, 3.00%, 11/1/2051	1,286	1,120
Pool # QD5778, 3.00%, 1/1/2052	241	211
Pool # SD5768, 3.00%, 1/1/2052	1,722	1,504
Pool # QD7596, 2.50%, 2/1/2052	695	583
Pool # RA6808, 3.00%, 2/1/2052	328	287
Pool # SD3952, 2.50%, 3/1/2052	1,057	888
Pool # QE1637, 4.00%, 5/1/2052	258	242
Pool # QE1832, 4.50%, 5/1/2052	320	312
Pool # SD4119, 3.00%, 8/1/2052	268	235
Pool # QH9763, 6.00%, 1/1/2054	349	357
Pool # QH9845, 6.00%, 2/1/2054	830	851
Pool # SD7018, 4.50%, 3/1/2054	1,295	1,249
Pool # QJ5547, 5.50%, 9/1/2054	764	774
FNMA UMBS, 30 Year
Pool # CB3874, 3.00%, 6/1/2047	787	688
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CA2826, 5.50%, 12/1/2048	841	854
Pool # BK2113, 2.50%, 3/1/2050	149	125
Pool # CA5658, 2.50%, 5/1/2050	49	41
Pool # FM3118, 3.00%, 5/1/2050	439	389
Pool # BP8608, 2.50%, 6/1/2050	100	84
Pool # BP9250, 2.50%, 7/1/2050	1,071	903
Pool # CA6635, 2.50%, 8/1/2050	162	137
Pool # FP0059, 2.50%, 8/1/2050	330	275
Pool # BP6749, 2.50%, 9/1/2050	1,023	857
Pool # BQ2894, 3.00%, 9/1/2050	805	708
Pool # BQ3996, 2.50%, 10/1/2050	692	584
Pool # BQ5243, 3.50%, 10/1/2050	266	243
Pool # CA7398, 3.50%, 10/1/2050	928	846
Pool # BP7667, 2.50%, 12/1/2050	244	206
Pool # CA8637, 4.00%, 1/1/2051	1,732	1,634
Pool # CB0189, 3.00%, 4/1/2051	227	198
Pool # CB0458, 2.50%, 5/1/2051	397	332
Pool # FS7655, 2.50%, 5/1/2051	961	805
Pool # FM7531, 3.00%, 5/1/2051	483	422
Pool # FM7916, 2.50%, 6/1/2051	345	290
Pool # FM7957, 2.50%, 7/1/2051	2,127	1,788
Pool # CB1301, 2.50%, 8/1/2051	558	469
Pool # FM8247, 2.50%, 8/1/2051	302	254
Pool # FS4624, 2.50%, 11/1/2051	119	99
Pool # FS2559, 3.00%, 12/1/2051	1,003	875
Pool # CB2635, 2.50%, 1/1/2052	1,021	856
Pool # BV4831, 3.00%, 2/1/2052	423	367
Pool # FS7749, 3.00%, 2/1/2052	406	355
Pool # BV0295, 3.50%, 2/1/2052	941	858
Pool # BV4924, 3.00%, 4/1/2052	674	590
Pool # FS4476, 3.00%, 5/1/2052	862	747
Pool # CB3608, 3.50%, 5/1/2052	709	640
Pool # BV6743, 4.50%, 5/1/2052	296	286
Pool # BV9515, 6.00%, 6/1/2052	387	396
Pool # BY4714, 5.00%, 6/1/2053	854	838
Pool # BY9327, 6.00%, 11/1/2053	363	370
Pool # DA7753, 5.50%, 1/1/2054	257	258
Pool # DA0425, 6.00%, 2/1/2054	338	346
Pool # DA7754, 6.00%, 2/1/2054	1,340	1,373
Pool # CB8334, 5.50%, 4/1/2054	512	513
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	572	580
Pool # AM3010, 5.07%, 3/1/2028	194	198
Pool # BL8639, 1.09%, 4/1/2028	230	212
Pool # BS3939, 1.58%, 11/1/2028	741	685
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	11

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6144, 3.97%, 1/1/2029	1,410	1,404
Pool # AM5319, 4.34%, 1/1/2029	529	533
Pool # BS8149, 4.97%, 9/1/2029	300	309
Pool # BS4290, 1.95%, 10/1/2029	600	545
Pool # BS0448, 1.27%, 12/1/2029	1,247	1,098
Pool # BL9748, 1.60%, 12/1/2029	464	417
Pool # AN7593, 2.99%, 12/1/2029	366	348
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,024
Pool # BL9252, 1.37%, 3/1/2030	142	125
Pool # AN8285, 3.11%, 3/1/2030	378	361
Pool # BS0154, 1.28%, 4/1/2030	92	81
Pool # AM8544, 3.08%, 4/1/2030	164	156
Pool # BL9251, 1.45%, 10/1/2030	995	867
Pool # BL4885, 2.55%, 10/1/2030	156	144
Pool # AM4789, 4.18%, 11/1/2030	230	229
Pool # BL9891, 1.37%, 12/1/2030	698	604
Pool # BS0025, 1.38%, 12/1/2030	532	463
Pool # BL9494, 1.46%, 12/1/2030	95	82
Pool # BL9652, 1.56%, 12/1/2030	926	814
Pool # BS7290, 5.64%, 2/1/2031	1,474	1,555
Pool # BS6203, 4.26%, 4/1/2031	195	193
Pool # BS8442, 4.74%, 4/1/2031	639	650
Pool # BS2915, 1.87%, 5/1/2031	80	70
Pool # BS6802, 4.93%, 6/1/2031	1,439	1,467
Pool # BS8688, 4.68%, 8/1/2031	292	296
Pool # BS8686, 4.68%, 11/1/2031	290	294
Pool # BS4563, 2.01%, 1/1/2032	95	83
Pool # BS5580, 3.68%, 1/1/2032	1,030	988
Pool # BM7037, 1.75%, 3/1/2032 (h)	448	383
Pool # BS4654, 2.39%, 3/1/2032	891	792
Pool # BL5680, 2.44%, 3/1/2032	423	376
Pool # AN5952, 3.01%, 7/1/2032	126	117
Pool # AN6149, 3.14%, 7/1/2032	1,750	1,612
Pool # BS5530, 3.30%, 7/1/2032	1,550	1,443
Pool # BS6345, 3.91%, 8/1/2032	165	159
Pool # BZ0884, 5.37%, 9/1/2032	472	492
Pool # BM3226, 3.45%, 10/1/2032 (h)	572	544
Pool # BS6822, 3.81%, 10/1/2032	900	864
Pool # BS8528, 4.31%, 10/1/2032	1,595	1,574
Pool # BS6872, 4.41%, 10/1/2032	105	105
Pool # BS6926, 4.51%, 10/1/2032	145	146
Pool # BS6928, 4.55%, 10/1/2032	115	116
Pool # BS6915, 4.60%, 10/1/2032	343	344
Pool # BS6954, 4.93%, 10/1/2032	719	737
Pool # BM6491, 1.46%, 11/1/2032 (h)	1,336	1,101
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM6492, 1.51%, 11/1/2032 (h)	1,691	1,396
Pool # BS6819, 4.12%, 11/1/2032	1,030	1,008
Pool # BS6985, 4.92%, 11/1/2032	600	614
Pool # BS7090, 4.45%, 12/1/2032	1,627	1,624
Pool # BS7113, 4.90%, 12/1/2032	114	117
Pool # AN7923, 3.33%, 1/1/2033	755	700
Pool # BS8428, 4.41%, 1/1/2033	600	595
Pool # BS7398, 4.74%, 2/1/2033	285	287
Pool # BS5357, 3.41%, 3/1/2033	775	717
Pool # AN9067, 3.51%, 5/1/2033	415	390
Pool # BS8416, 4.56%, 5/1/2033	210	211
Pool # AN9752, 3.65%, 7/1/2033	615	583
Pool # BS5511, 3.45%, 8/1/2033	1,009	935
Pool # AN9753, 3.65%, 8/1/2033	450	426
Pool # BS5127, 3.15%, 9/1/2033	615	555
Pool # BS4197, 2.14%, 12/1/2033	243	206
Pool # BL1012, 4.03%, 12/1/2033	395	381
Pool # BL0900, 4.08%, 2/1/2034	255	247
Pool # BZ0430, 4.32%, 2/1/2034	220	216
Pool # AN0375, 3.76%, 12/1/2035	214	202
Pool # AN4430, 3.61%, 1/1/2037	639	613
Pool # BF0105, 4.00%, 6/1/2056	510	475
Pool # BF0107, 4.50%, 6/1/2056	391	378
Pool # BF0118, 4.50%, 6/1/2056	228	220
Pool # BF0125, 4.00%, 7/1/2056	439	409
Pool # BF0189, 3.00%, 6/1/2057	907	781
Pool # BF0219, 3.50%, 9/1/2057	1,022	918
Pool # BF0230, 5.50%, 1/1/2058	1,379	1,422
Pool # BF0263, 3.50%, 5/1/2058	277	249
Pool # BF0497, 3.00%, 7/1/2060	654	563
Pool # BF0537, 3.00%, 3/1/2061	963	813
Pool # BF0561, 3.00%, 9/1/2061	1,178	995
Pool # BF0578, 2.50%, 12/1/2061	2,656	2,109
Pool # BF0732, 2.50%, 6/1/2063	599	488
Pool # BF0733, 3.00%, 6/1/2063	537	454
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	974	886
Pool # BR3929, 3.50%, 10/20/2050	586	533
Pool # BW1726, 3.50%, 10/20/2050	630	573
Pool # BS8546, 2.50%, 12/20/2050	1,645	1,384
Pool # BR3928, 3.00%, 12/20/2050	815	734
Pool # BU7538, 3.00%, 12/20/2050	530	477
Pool # 785294, 3.50%, 1/20/2051	1,552	1,393
Pool # CA8452, 3.00%, 2/20/2051	2,277	2,031
Pool # CB1543, 3.00%, 2/20/2051	1,606	1,421
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA3588, 3.50%, 2/20/2051	1,732	1,575
Pool # CB1536, 3.50%, 2/20/2051	1,746	1,596
Pool # CB1542, 3.00%, 3/20/2051	1,045	925
Pool # CC0070, 3.00%, 3/20/2051	263	238
Pool # CC8726, 3.00%, 3/20/2051	324	287
Pool # CC8738, 3.00%, 3/20/2051	417	369
Pool # CC8723, 3.50%, 3/20/2051	2,144	1,950
Pool # CC0088, 4.00%, 3/20/2051	87	82
Pool # CC0092, 4.00%, 3/20/2051	211	198
Pool # CC8727, 3.00%, 4/20/2051	546	483
Pool # CC8739, 3.00%, 4/20/2051	1,488	1,317
Pool # CC8740, 3.00%, 4/20/2051	1,180	1,044
Pool # CC8751, 3.00%, 4/20/2051	257	228
Pool # CA3563, 3.50%, 7/20/2051	981	903
Pool # CE2586, 3.50%, 7/20/2051	1,369	1,245
Pool # CK1527, 3.50%, 12/20/2051	987	903
Pool # CJ8184, 3.50%, 1/20/2052	1,062	966
Pool # CK2660, 3.00%, 2/20/2052	182	161
Pool # CK2716, 3.50%, 2/20/2052	811	728
Pool # CI8525, 5.00%, 2/20/2052	913	898
Pool # CK8295, 5.00%, 3/20/2052	428	419
Pool # CN3557, 4.50%, 5/20/2052	295	286
Pool # MA8148, 3.00%, 7/20/2052	23	20
Pool # CN3127, 5.00%, 8/20/2052	400	393
Pool # CO4960, 5.00%, 8/20/2052	658	647
Pool # CU6748, 6.00%, 9/20/2053	804	824
Pool # DA2721, 5.50%, 3/20/2054	104	105
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	165	161
Pool # CU1093, 5.50%, 6/20/2063	290	288
Pool # CV1712, 5.50%, 6/20/2063	114	114
Pool # CU1092, 6.00%, 6/20/2063	376	380
Pool # 785183, 2.94%, 10/20/2070 (h)	892	806
Total Mortgage-Backed Securities (Cost $129,656)		120,738
Asset-Backed Securities — 3.7%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	181	169
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	950	918
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	659	631
Series 2016-3, Class AA, 3.00%, 10/15/2028	459	435
Series 2017-2, Class A, 3.60%, 10/15/2029	311	287
Series 2021-1, Class B, 3.95%, 7/11/2030	794	749
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	270	272
Series 2024-3, Class D, 6.04%, 7/12/2030 (d)	1,645	1,681
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	565	564
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	375	362
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (d) (g)	1,135	1,094
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	625	595
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	215	203
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	355	359
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	279	271
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	570	578
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	480	492
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,050	999
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,045	1,057
Series 2024-1, Class D, 6.03%, 11/15/2029	535	544
Series 2024-2, Class C, 6.07%, 2/15/2030	705	719
Series 2025-1, Class D, 5.64%, 11/15/2030	1,155	1,170
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	349	343
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,138	1,140
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	182	174
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	918	838
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	518	529
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	460	463
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	1,080	1,092
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	525	532
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	13

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	500	513
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,195	1,241
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	1,220	1,223
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	430	431
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	112	103
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	610	597
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	510	482
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	58	57
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	137	136
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	120	122
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	165	169
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	228	216
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	57	54
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	310	316
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	400	409
Series 2024-1A, Class D, 5.84%, 6/17/2030	480	489
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,291	1,304
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	271	273
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	83	84
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,200	1,152
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	392
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	815	775
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	484	504
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	485	483
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	102	102
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GLS Auto Receivables Issuer Trust Series 2025-2A, Class C, 5.11%, 1/15/2031 (d)	1,100	1,112
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	1,454	1,462
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	410	416
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	492	499
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,233	1,183
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	654	601
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	293	298
Series 2024-2, Class B1, 5.44%, 10/20/2032 (d)	430	434
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	340	327
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	345	357
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,275	1,235
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	259	264
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	843	854
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (d)	100	95
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	442	416
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	208	210
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	316	313
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	770	758
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	185	188
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,030	1,051
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	350	333
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	907	885
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	205	205
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	100	100
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	26	26
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	820	771
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (h)	704	703
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (d)	275	259
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	205	188
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	1,040	945
Series 2025-SFR3, Class C, 3.39%, 7/17/2030 (d) (f)	745	678
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	240	225
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	110	101
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	420	423
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	345	349
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	50	50
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	577	574
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	200	203
Santander Drive Auto Receivables Trust
Series 2023-6, Class C, 6.40%, 3/17/2031	135	140
Series 2024-5, Class D, 5.14%, 2/17/2032	255	257
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (d)	150	158
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	560	582
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,020	1,042
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	86	85
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	71	72
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	75	76
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	720	748
Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	773	779
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	334	341
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	415	419
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	180	180
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	150	149
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	138	137
Series 2019-2, Class B, 3.50%, 5/1/2028	275	265
Series 2018-1, Class A, 3.70%, 3/1/2030	531	495
Series 2024-1, Class AA, 5.45%, 2/15/2037	527	532
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	3	3
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (g)	142	141
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (d) (g)	84	84
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	159	159
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (d) (g)	78	78
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (d) (g)	198	198
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	110	109
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	372	377
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	270	276
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	307
Total Asset-Backed Securities (Cost $57,967)		58,167
Collateralized Mortgage Obligations — 1.8%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 ‡ (d) (g)	300	300
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.01%, 7/25/2043 (d) (h)	245	253
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (d) (g)	220	222
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (h)	406	399
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	117	109
Series 2018-1, Class MA, 3.00%, 5/25/2057	138	129
Series 2018-1, Class M60C, 3.50%, 5/25/2057	449	412
Series 2019-1, Class M55D, 4.00%, 7/25/2058	388	362
Series 2019-2, Class M55D, 4.00%, 8/25/2058	628	588
Series 2019-3, Class M55D, 4.00%, 10/25/2058	303	284
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,107	988
Series 2020-3, Class TTW, 3.00%, 5/25/2060	644	607
Series 2023-1, Class MT, 3.00%, 10/25/2062	369	310
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	15

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-2, Class MT, 3.50%, 5/25/2064	363	314
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	199	196
Series 4065, Class QB, 3.00%, 6/15/2042	240	226
Series 4257, Class DZ, 2.50%, 10/15/2043	1,358	1,173
Series 4672, Class QB, 3.50%, 4/15/2047	300	273
Series 5147, Class PC, 1.50%, 10/25/2048	829	678
Series 4910, Class LZ, 3.00%, 9/25/2049	476	294
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,257	419
Series 4995, Class QE, 1.25%, 7/25/2050	1,281	981
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,304	683
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,137	433
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	339	354
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	119	120
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	292	285
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	216
Series 2012-103, Class BA, 2.50%, 2/25/2042	114	109
Series 2018-52, Class PZ, 4.00%, 7/25/2048	154	144
Series 2019-54, Class KC, 2.50%, 9/25/2049	102	95
Series 2022-4, Class TA, 1.00%, 4/25/2051	269	216
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,387	742
Series 2025-18, Class MA, 0.50%, 9/25/2054	582	478
Series 2018-75, Class UZ, 4.00%, 10/25/2058	1,905	1,791
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	673	686
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,526	289
Series 2021-73, Class ZY, 3.00%, 4/20/2051	525	297
Series 2022-105, Class SG, IF, IO, 1.75%, 6/20/2052 (h)	2,114	220
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,470	1,412
Series 2015-H11, Class FC, 5.00%, 5/20/2065 (h)	239	239
Series 2021-H14, Class YD, 7.26%, 6/20/2071 (h)	1,157	980
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	427	427
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	640	638
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	790	794
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	2,410	2,429
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	1,665	1,667
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	165	164
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	195	195
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	1,730	1,583
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	400	400
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,982	1,725
Total Collateralized Mortgage Obligations (Cost $30,430)		29,328
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	630	609
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	260	252
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.11%, 7/25/2041 (d) (h)	265	260
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	791	773
Series K754, Class AM, 4.94%, 11/25/2030 (h)	215	221
Series K152, Class A2, 3.08%, 1/25/2031	155	146
Series K-1510, Class A2, 3.72%, 1/25/2031	350	340
Series KJ45, Class A2, 4.66%, 1/25/2031	1,220	1,235
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	750	718
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,480	1,284
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	6	6
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (h)	700	702
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,970	1,853
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2	2
Series 2021-M3, Class X1, IO, 2.02%, 11/25/2033 (h)	1,568	104
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	645	606
Series 2015-K48, Class C, 3.89%, 8/25/2048 (d) (h)	16	16
Series 2016-K56, Class B, 4.09%, 6/25/2049 (d) (h)	495	489
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	330	323
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.31%, 11/25/2053 (d) (h)	657	681
Series 2024-01, Class M7, 7.06%, 7/25/2054 (d) (h)	138	139
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	295	302
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	1,085	952
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (d) (h)	395	403
Total Commercial Mortgage-Backed Securities (Cost $12,702)		12,416
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	176
Republic of Peru 2.78%, 12/1/2060	174	93
United Mexican States
5.85%, 7/2/2032 (f)	425	430
3.50%, 2/12/2034	597	504
6.00%, 5/7/2036	200	197
6.88%, 5/13/2037	400	417
Total Foreign Government Securities (Cost $1,995)		1,817
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $175)	175	177
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.0%
Investment Companies — 5.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (j) (Cost $79,442)	79,442	79,442
Total Investments — 99.4% (Cost $1,341,406)		1,582,856
Other Assets in Excess of Liabilities — 0.6%		10,035
NET ASSETS — 100.0%		1,592,891

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June
30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	17

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2025.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	100	09/19/2025	USD	11,213	259
U.S. Treasury Ultra Bond	6	09/19/2025	USD	714	16
U.S. Treasury 2 Year Note	78	09/30/2025	USD	16,228	67
U.S. Treasury 5 Year Note	170	09/30/2025	USD	18,534	232
					574
Short Contracts
U.S. Treasury 10 Year Ultra Note	(35)	09/19/2025	USD	(3,999)	(98)
U.S. Treasury Long Bond	(5)	09/19/2025	USD	(577)	(11)
					(109)
					465

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	19

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 43.1%
Fixed Income — 18.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	27,107	196,257
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,303	33,460
JPMorgan High Yield Fund Class R6 Shares (a)	20,192	132,260
Total Fixed Income		361,977
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,031	38,052
U.S. Equity — 22.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,717	439,299
Total Investment Companies (Cost $587,006)		839,328
Exchange-Traded Funds — 22.6%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	180	16,561
Fixed Income — 4.5%
JPMorgan Inflation Managed Bond ETF (a)	1,815	87,582
International Equity — 12.6%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	658	38,276
JPMorgan BetaBuilders International Equity ETF (a)	3,066	206,955
Total International Equity		245,231
U.S. Equity — 4.6%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	593	57,860
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	486	32,056
Total U.S. Equity		89,916
Total Exchange-Traded Funds (Cost $340,045)		439,290
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.2%
U.S. Treasury Bonds
1.13%, 5/15/2040	932	579
1.13%, 8/15/2040	933	574
3.38%, 8/15/2042	5,050	4,239
3.13%, 2/15/2043	2,740	2,203
3.88%, 2/15/2043	11,305	10,120
3.88%, 5/15/2043	325	290
4.13%, 8/15/2044	9,090	8,328
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.38%, 8/15/2050	8,975	4,425
1.63%, 11/15/2050	1,336	704
3.00%, 8/15/2052	9,350	6,749
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	835	834
4.00%, 2/15/2026 (b)	6,840	6,831
3.75%, 4/30/2027	6,335	6,334
0.63%, 12/31/2027	1,255	1,164
3.63%, 3/31/2028	6,330	6,319
1.25%, 4/30/2028	2,990	2,795
1.00%, 7/31/2028	15,835	14,598
3.25%, 6/30/2029	575	564
3.13%, 8/31/2029	2,006	1,958
3.88%, 9/30/2029	1,470	1,477
3.50%, 1/31/2030	3,830	3,785
4.25%, 1/31/2030	6,720	6,853
3.63%, 3/31/2030	17,050	16,928
4.88%, 10/31/2030	4,000	4,199
4.13%, 2/29/2032	19,600	19,779
3.50%, 2/15/2033	945	911
3.88%, 8/15/2033	7,220	7,110
3.88%, 8/15/2034	3,120	3,046
4.25%, 11/15/2034	12,960	13,003
U.S. Treasury STRIPS Bonds
1.18%, 5/15/2027 (c)	1,680	1,567
5.03%, 11/15/2040 (c)	1,040	493
5.13%, 2/15/2041 (c)	665	311
Total U.S. Treasury Obligations (Cost $162,351)		159,070
Corporate Bonds — 7.9%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	66	65
2.20%, 2/4/2026	85	84
2.70%, 2/1/2027	1,722	1,674
3.45%, 11/1/2028	200	193
6.53%, 5/1/2034	225	244
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	258
5.40%, 7/31/2033	206	212
Northrop Grumman Corp.
5.15%, 5/1/2040	242	237
3.85%, 4/15/2045	220	173
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
5.15%, 2/27/2033	155	158
2.82%, 9/1/2051	385	238
		3,536
Automobiles — 0.1%
Hyundai Capital America
2.38%, 10/15/2027 (d)	835	794
4.55%, 9/26/2029 (d)	250	248
		1,042
Banks — 2.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	200	204
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	423
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	465	473
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	210	217
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (e)	200	204
6.61%, 11/7/2028	600	640
5.57%, 1/17/2030	200	208
5.44%, 7/15/2031	200	208
Bank of America Corp.
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	305	305
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	430	439
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	460	479
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	675	604
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	385	396
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	215	208
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	210	216
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (e)	168	169
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	256
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	273	278
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (d)	365	353
5.79%, 7/13/2028 (d)	200	208
5.54%, 1/22/2030 (d)	200	207
Barclays plc (United Kingdom)
(SOFR + 1.23%), 5.37%, 2/25/2031 (e)	800	817
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	177
(SOFR + 2.98%), 6.22%, 5/9/2034 (e)	480	509
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	200	204
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	364	337
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	675	689
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	285	293
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	795	810
(SOFR + 1.68%), 5.09%, 5/9/2031 (d) (e)	720	727
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	325	338
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	300	318
(SOFR + 1.96%), 5.72%, 1/18/2030 (d) (e)	250	257
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (e)	250	259
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	815	830
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	365	374
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	260	273
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	680	701
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	695	712
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	460	465
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	502	492
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	959
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	403	401
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	940	840
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	270	274
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (e)	250	263
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	250	256
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	335	341
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	21

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	400	415
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	285	288
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	335	319
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	340	344
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	207
5.25%, 4/26/2029 (d)	529	543
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	416	433
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,885	1,787
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	205	191
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	440	450
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	200	203
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	190	195
Huntington National Bank (The) 5.65%, 1/10/2030	337	350
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	225	228
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	985	997
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	220	215
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	255	258
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	280	287
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	410	417
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (e)	200	205
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	230	224
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	550	566
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e) (f)	405	405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e) (f)	645	646
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	202
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	203
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	210	208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	662	670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (e)	355	369
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	435	449
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	205
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (e)	335	339
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	250	251
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	264	265
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	395	396
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	265	276
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	498
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	230	223
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	360	376
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	215	215
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	245	253
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	410	422
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	288	291
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	270	263
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	1,078	1,099
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	625	551
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	220
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	269
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	420	441
5.42%, 7/9/2031	550	571
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	500	500
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	194
5.52%, 7/17/2028	70	72
5.30%, 1/30/2032	265	272
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	155	157
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	205	222
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	795	807
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	140	140
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	171	177
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	195
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	330	337
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,701
(SOFR + 1.37%), 4.97%, 4/23/2029 (e)	280	284
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	285	294
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	80	82
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	95	98
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	800	820
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	805	808
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	156	118
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	320	273
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	540	553
		48,206
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	228
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	289
		517
Biotechnology — 0.2%
AbbVie, Inc.
5.05%, 3/15/2034	590	601
4.05%, 11/21/2039	500	438
4.25%, 11/21/2049	240	197
Amgen, Inc. 5.65%, 3/2/2053	820	801
Biogen, Inc. 5.75%, 5/15/2035	235	242
Gilead Sciences, Inc. 2.60%, 10/1/2040	743	533
		2,812
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	418
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	227
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	190	209
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	189
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	388	376
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	230	234
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	170	179
5.41%, 5/10/2029	230	238
(SOFR + 1.70%), 5.00%, 9/11/2030 (e)	160	161
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	905	919
(SOFR + 2.05%), 5.40%, 9/11/2035 (e)	165	164
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	528	513
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	23

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	250	265
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	535	544
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	137	140
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	1,140	1,150
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	250	218
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	395	402
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	355	362
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	220	224
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	710	622
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	132	135
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	300	304
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	245	186
Nasdaq, Inc. 5.55%, 2/15/2034	79	82
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	595	618
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (e)	200	215
		8,649
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	933	966
5.42%, 11/15/2048	300	302
EIDP, Inc. 5.13%, 5/15/2032	445	454
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	108
		1,830
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	530	559
5.04%, 3/25/2030 (d)	140	141
		700
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
5.10%, 1/19/2029	175	178
3.30%, 1/30/2032	150	136
Aircastle Ltd. 5.25%, 3/15/2030 (d)	225	227
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	270	276
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	1,075	1,075
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
2.13%, 2/21/2026 (d)	150	147
4.25%, 4/15/2026 (d)	25	25
4.38%, 5/1/2026 (d)	110	109
2.53%, 11/18/2027 (d)	1,132	1,075
4.95%, 1/15/2028 (d)	185	186
5.75%, 3/1/2029 (d)	191	196
5.75%, 11/15/2029 (d)	575	589
5.15%, 1/15/2030 (d)	285	287
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	180	186
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	235	205
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	202
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	355	359
5.15%, 3/17/2030 (d)	180	180
		5,638
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	120	119
5.50%, 9/15/2054	90	86
		205
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	259	252
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	335	340
		592
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	86
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	353
WP Carey, Inc. 2.40%, 2/1/2031	183	161
		514
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	664	521
3.55%, 9/15/2055	398	269
Sprint Capital Corp. 6.88%, 11/15/2028	105	113
Verizon Communications, Inc. 2.65%, 11/20/2040	236	166
		1,069
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	267
5.65%, 6/1/2054	190	188
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	807
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	324
Duke Energy Corp. 6.10%, 9/15/2053	580	590
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	83
Duke Energy Progress LLC 2.90%, 8/15/2051	170	106
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	869	882
Edison International
5.75%, 6/15/2027	265	267
5.25%, 11/15/2028	500	495
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	220	229
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	210
Entergy Arkansas LLC 2.65%, 6/15/2051	88	52
Entergy Louisiana LLC
4.00%, 3/15/2033	202	190
2.90%, 3/15/2051	80	50
5.70%, 3/15/2054	140	138
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	593	593
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	282	287
Evergy, Inc. 2.90%, 9/15/2029	512	481
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	560	548
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	235	199
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	156	145
5.40%, 6/1/2033 (d)	500	506
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	236	236
5.10%, 1/15/2035	95	95
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	118	93
MidAmerican Energy Co. 5.85%, 9/15/2054	120	124
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	328	199
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	394
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	60	60
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	115	113
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
2.45%, 12/2/2027 (d)	410	389
Pacific Gas and Electric Co.
2.95%, 3/1/2026	831	820
6.15%, 1/15/2033	250	258
6.40%, 6/15/2033	203	212
5.80%, 5/15/2034	442	442
6.00%, 8/15/2035	750	758
3.75%, 8/15/2042 (g)	86	61
4.30%, 3/15/2045	90	68
6.75%, 1/15/2053	125	126
5.90%, 10/1/2054	40	36
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,435	2,414
Series A-3, 5.54%, 7/15/2047	200	194
Series A-3, 5.53%, 6/1/2049	340	335
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	127
Series A-4, 5.21%, 12/1/2047	80	76
Series A-5, 5.10%, 6/1/2052	150	138
PPL Capital Funding, Inc. 5.25%, 9/1/2034	165	166
Public Service Co. of Oklahoma
5.25%, 1/15/2033	240	242
5.20%, 1/15/2035	70	70
Public Service Electric and Gas Co. 3.00%, 3/1/2051	410	267
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	171	166
Series A-2, 5.11%, 12/15/2047	80	75
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	161	163
Southern California Edison Co.
5.45%, 6/1/2031	400	407
Series C, 4.13%, 3/1/2048	152	110
5.88%, 12/1/2053	134	122
5.75%, 4/15/2054	505	452
5.90%, 3/1/2055	100	91
Southern Co. (The) 5.20%, 6/15/2033	321	327
Union Electric Co.
5.20%, 4/1/2034	360	366
3.90%, 4/1/2052	198	151
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	34	35
5.70%, 12/30/2034 (d)	95	97
		18,712
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	25

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	362
5.40%, 6/12/2029	590	608
4.00%, 4/14/2032	1,000	947
		1,917
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	118
Fiserv, Inc. 5.15%, 8/12/2034	700	703
Global Payments, Inc.
3.20%, 8/15/2029	395	374
5.30%, 8/15/2029	71	72
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	260	258
5.13%, 7/29/2029 (d)	602	616
Shell International Finance BV 3.13%, 11/7/2049	251	168
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	260	259
		2,568
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	144
4.65%, 9/17/2034	298	289
J M Smucker Co. (The) 6.20%, 11/15/2033	100	107
JBS USA Holding Lux Sarl
6.75%, 3/15/2034	251	274
5.50%, 1/15/2036 (d) (f)	440	441
6.38%, 4/15/2066 (d) (f)	495	499
JBS USA Holding Lux SARL 3.75%, 12/1/2031	285	265
JBS USA LUX Sarl 5.95%, 4/20/2035 (d)	105	109
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	224
4.38%, 6/1/2046	137	111
Mars, Inc.
5.00%, 3/1/2032 (d)	250	253
5.65%, 5/1/2045 (d)	440	441
Tyson Foods, Inc. 5.70%, 3/15/2034	200	207
		3,364
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	151
Southern California Gas Co. 6.35%, 11/15/2052	150	161
		312
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	190	188
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	169
CSX Corp. 3.80%, 11/1/2046	241	187
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	200	204
Norfolk Southern Corp. 3.05%, 5/15/2050	237	155
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	250	261
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	800	781
Uber Technologies, Inc. 4.80%, 9/15/2034	150	147
Union Pacific Corp. 3.55%, 8/15/2039	345	289
		2,381
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	74
DH Europe Finance II SARL 3.25%, 11/15/2039	123	99
Solventum Corp. 5.60%, 3/23/2034	336	346
		519
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	140	130
Banner Health 1.90%, 1/1/2031	323	283
Cencora, Inc.
5.13%, 2/15/2034	770	776
4.25%, 3/1/2045	400	328
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	146
Cigna Group (The) 5.13%, 5/15/2031	600	617
CommonSpirit Health
1.55%, 10/1/2025	85	84
2.78%, 10/1/2030	195	179
3.91%, 10/1/2050	80	59
HCA, Inc.
3.63%, 3/15/2032	103	95
5.45%, 9/15/2034	380	383
5.75%, 3/1/2035	247	254
5.50%, 6/15/2047	140	130
3.50%, 7/15/2051	125	83
5.95%, 9/15/2054	120	117
6.10%, 4/1/2064	425	415
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	117
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	108
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	140
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	110
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	235
		4,824
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	135	119
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	169
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	305	310
Constellation Energy Generation LLC
5.80%, 3/1/2033	46	48
5.75%, 10/1/2041	210	210
Southern Power Co. 5.15%, 9/15/2041	260	246
		814
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	270	256
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	135	134
Prologis LP 5.25%, 3/15/2054	332	312
		446
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	350	359
5.75%, 3/1/2054	300	296
Arthur J Gallagher & Co. 5.75%, 7/15/2054	450	441
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	143
Brown & Brown, Inc.
2.38%, 3/15/2031	488	430
6.25%, 6/23/2055	370	381
Corebridge Global Funding 5.90%, 9/19/2028 (d)	180	188
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	352	223
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	135	139
F&G Global Funding 5.88%, 6/10/2027 (d)	300	307
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	461
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	510	377
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	200	187
5.16%, 5/28/2031 (d)	600	615
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	150	148
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	57
3.30%, 5/15/2050 (d)	495	332
		5,084
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	245	245
5.40%, 8/15/2054	200	195
		440
IT Services — 0.0% ^
Accenture Capital, Inc. 4.25%, 10/4/2031	245	243
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	207
		450
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	223
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	136
3.50%, 3/1/2042	115	82
3.70%, 4/1/2051	532	354
Comcast Corp.
3.25%, 11/1/2039	431	338
2.80%, 1/15/2051	585	351
5.35%, 5/15/2053	745	690
		1,951
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	210	215
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	209
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	398	359
5.63%, 4/4/2034 (d)	230	234
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	298
		1,315
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	27

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	147
DTE Energy Co. 5.10%, 3/1/2029	600	612
Engie SA (France) 5.63%, 4/10/2034 (d)	700	721
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	204
Puget Energy, Inc. 5.73%, 3/15/2035 (d)	135	136
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	233
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	109
		2,162
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	261
Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	150	144
5.80%, 10/1/2054 (d)	150	137
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	424	416
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	205
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	145
Cheniere Energy Partners LP 5.55%, 10/30/2035 (d) (f)	145	146
Cheniere Energy, Inc. 5.65%, 4/15/2034	160	164
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	102	102
5.68%, 1/15/2034 (d)	148	150
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	530	533
5.96%, 2/15/2055 (d)	365	350
ConocoPhillips Co. 5.50%, 1/15/2055	315	299
Coterra Energy, Inc.
3.90%, 5/15/2027	155	153
5.40%, 2/15/2035	255	252
Devon Energy Corp. 5.75%, 9/15/2054	285	257
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	140	145
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	187
5.63%, 4/5/2034	335	344
Energy Transfer LP 5.00%, 5/15/2044 (g)	565	487
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	194
Enterprise Products Operating LLC
4.95%, 2/15/2035	510	508
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
4.45%, 2/15/2043	354	306
Exxon Mobil Corp. 3.00%, 8/16/2039	734	572
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (d)	135	106
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	221	181
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	550	546
3.45%, 10/15/2027 (d)	334	327
Kinder Morgan, Inc. 7.80%, 8/1/2031	500	576
MPLX LP
5.50%, 6/1/2034	360	361
4.50%, 4/15/2038	256	226
5.95%, 4/1/2055	95	91
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	210	187
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	40	38
Occidental Petroleum Corp. 5.20%, 8/1/2029	110	110
ONEOK, Inc. 4.75%, 10/15/2031	490	485
Ovintiv, Inc. 6.25%, 7/15/2033	400	413
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	85	86
5.03%, 10/1/2029 (d)	95	95
Targa Resources Corp. 4.90%, 9/15/2030	445	449
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	365
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	361
Williams Cos., Inc. (The)
5.60%, 3/15/2035	195	200
6.00%, 3/15/2055	55	55
		11,454
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	614	573
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	270
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	263
3.70%, 3/15/2052	171	125
5.55%, 2/22/2054	27	26
5.65%, 2/22/2064	250	243
Eli Lilly & Co. 5.00%, 2/9/2054	540	505
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck & Co., Inc.
2.35%, 6/24/2040	348	244
2.90%, 12/10/2061	35	20
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	354
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	750	491
		2,271
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	179
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	102
UDR, Inc. 2.10%, 8/1/2032	482	399
		501
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	170
2.50%, 8/16/2031	110	96
NNN REIT, Inc.
5.60%, 10/15/2033	100	103
5.50%, 6/15/2034	150	154
		523
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028 (d)	529	499
5.15%, 11/15/2031	500	514
4.55%, 2/15/2032	216	214
3.19%, 11/15/2036 (d)	228	189
Intel Corp.
3.73%, 12/8/2047	145	102
3.25%, 11/15/2049	140	89
3.05%, 8/12/2051	140	83
KLA Corp. 3.30%, 3/1/2050	442	306
Marvell Technology, Inc. 5.45%, 7/15/2035	420	423
NXP BV (Netherlands) 3.25%, 5/11/2041	365	267
Texas Instruments, Inc. 5.05%, 5/18/2063	530	486
		3,172
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	386	381
Intuit, Inc. 5.50%, 9/15/2053	70	70
Oracle Corp.
3.80%, 11/15/2037	799	684
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
3.65%, 3/25/2041	750	591
3.60%, 4/1/2050	160	112
Roper Technologies, Inc. 1.75%, 2/15/2031	277	238
Synopsys, Inc.
5.00%, 4/1/2032	250	253
5.70%, 4/1/2055	265	263
VMware LLC
1.40%, 8/15/2026	421	407
4.70%, 5/15/2030	415	417
		3,416
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	205	191
5.20%, 2/15/2029	380	389
1.88%, 10/15/2030	1,190	1,034
Crown Castle, Inc. 5.80%, 3/1/2034	120	124
CubeSmart LP 2.00%, 2/15/2031	570	494
		2,232
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	135
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	185
Dell International LLC
6.20%, 7/15/2030	970	1,038
5.30%, 4/1/2032	605	618
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	460	446
		2,287
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	323
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	456
4.39%, 8/15/2037	265	237
		1,016
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	215	217
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	532
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	600
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	29

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.40%, 10/15/2052	430	287
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	300	288
		1,175
Total Corporate Bonds (Cost $161,418)		154,281
Mortgage-Backed Securities — 7.3%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	914
Pool # WA1626, 3.45%, 8/1/2032	1,143	1,079
Pool # WN3225, 3.80%, 10/1/2034	750	702
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	501	470
Pool # QA5290, 2.50%, 12/1/2049	1,262	1,060
Pool # QA9530, 2.50%, 5/1/2050	454	383
Pool # QB4026, 2.50%, 10/1/2050	1,510	1,274
Pool # QB4045, 2.50%, 10/1/2050	942	795
Pool # QB4484, 2.50%, 10/1/2050	665	562
Pool # QB4542, 2.50%, 10/1/2050	665	563
Pool # QB8503, 2.50%, 2/1/2051	760	635
Pool # SD4767, 2.50%, 2/1/2051	1,148	965
Pool # QC9443, 2.50%, 10/1/2051	602	505
Pool # RA6132, 2.50%, 10/1/2051	1,345	1,122
Pool # SD0781, 3.00%, 11/1/2051	1,528	1,331
Pool # SD5768, 3.00%, 1/1/2052	2,022	1,766
Pool # QD4686, 4.00%, 1/1/2052	246	229
Pool # QD7596, 2.50%, 2/1/2052	1,981	1,662
Pool # RA6815, 2.50%, 2/1/2052	1,621	1,358
Pool # SD3952, 2.50%, 3/1/2052	1,331	1,117
Pool # QE1637, 4.00%, 5/1/2052	269	253
Pool # QE1832, 4.50%, 5/1/2052	337	329
Pool # SD4119, 3.00%, 8/1/2052	749	655
Pool # QH9763, 6.00%, 1/1/2054	436	446
Pool # QH9845, 6.00%, 2/1/2054	1,500	1,538
Pool # SD7018, 4.50%, 3/1/2054	1,510	1,455
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	785	797
Pool # BK2113, 2.50%, 3/1/2050	422	354
Pool # CA5658, 2.50%, 5/1/2050	135	113
Pool # FM3118, 3.00%, 5/1/2050	396	351
Pool # BP8608, 2.50%, 6/1/2050	284	239
Pool # BP9250, 2.50%, 7/1/2050	1,208	1,019
Pool # FP0059, 2.50%, 8/1/2050	941	785
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BP6749, 2.50%, 9/1/2050	1,206	1,011
Pool # BQ2894, 3.00%, 9/1/2050	755	664
Pool # BK8152, 2.50%, 10/1/2050	284	238
Pool # BQ3996, 2.50%, 10/1/2050	644	543
Pool # BQ5243, 3.50%, 10/1/2050	250	227
Pool # CA7398, 3.50%, 10/1/2050	869	792
Pool # BP7667, 2.50%, 12/1/2050	685	578
Pool # BR4318, 3.00%, 1/1/2051	97	86
Pool # CA8637, 4.00%, 1/1/2051	1,459	1,377
Pool # CB0189, 3.00%, 4/1/2051	282	247
Pool # CB0458, 2.50%, 5/1/2051	449	376
Pool # FS7655, 2.50%, 5/1/2051	1,124	941
Pool # BT0122, 2.50%, 6/1/2051	207	173
Pool # FM7916, 2.50%, 6/1/2051	388	326
Pool # FM7957, 2.50%, 7/1/2051	2,635	2,215
Pool # CB1301, 2.50%, 8/1/2051	697	585
Pool # FM8247, 2.50%, 8/1/2051	381	320
Pool # CB1566, 2.50%, 9/1/2051	1,333	1,107
Pool # FM8659, 2.50%, 9/1/2051	737	618
Pool # FS6514, 2.50%, 9/1/2051	401	338
Pool # FS4624, 2.50%, 11/1/2051	332	277
Pool # CB2313, 2.50%, 12/1/2051	428	359
Pool # FS2559, 3.00%, 12/1/2051	1,246	1,088
Pool # CB2637, 2.50%, 1/1/2052	785	659
Pool # BV4831, 3.00%, 2/1/2052	428	371
Pool # FS7749, 3.00%, 2/1/2052	1,533	1,342
Pool # BV0295, 3.50%, 2/1/2052	948	864
Pool # BV3950, 4.00%, 2/1/2052	437	408
Pool # FS4476, 3.00%, 5/1/2052	2,247	1,948
Pool # CB3608, 3.50%, 5/1/2052	1,849	1,670
Pool # BV6743, 4.50%, 5/1/2052	320	309
Pool # BY4714, 5.00%, 6/1/2053	948	931
Pool # BY4761, 5.00%, 6/1/2053	366	359
Pool # BY9327, 6.00%, 11/1/2053	1,040	1,060
Pool # DA7753, 5.50%, 1/1/2054	317	319
Pool # DA0425, 6.00%, 2/1/2054	419	429
Pool # DA7754, 6.00%, 2/1/2054	1,655	1,696
Pool # CB8334, 5.50%, 4/1/2054	1,443	1,447
Pool # DB6037, 5.50%, 5/1/2054	602	602
Pool # DB6039, 6.00%, 5/1/2054	560	573
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	620	629
Pool # AM3010, 5.07%, 3/1/2028	524	535
Pool # BL8639, 1.09%, 4/1/2028	746	688
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,528
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM5319, 4.34%, 1/1/2029	469	472
Pool # BS8149, 4.97%, 9/1/2029	900	926
Pool # BL4956, 2.41%, 11/1/2029	1,215	1,132
Pool # BS0448, 1.27%, 12/1/2029	1,026	903
Pool # BL9748, 1.60%, 12/1/2029	429	386
Pool # AN7593, 2.99%, 12/1/2029	314	299
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,919
Pool # BL9252, 1.37%, 3/1/2030	374	329
Pool # AN8285, 3.11%, 3/1/2030	321	307
Pool # BS0154, 1.28%, 4/1/2030	254	222
Pool # AM8544, 3.08%, 4/1/2030	133	127
Pool # AN8990, 3.53%, 4/1/2030	453	437
Pool # BS7168, 4.57%, 6/1/2030	684	693
Pool # BL9251, 1.45%, 10/1/2030	813	709
Pool # AM4789, 4.18%, 11/1/2030	243	242
Pool # BL9891, 1.37%, 12/1/2030	582	504
Pool # BS0025, 1.38%, 12/1/2030	1,080	941
Pool # BL9494, 1.46%, 12/1/2030	265	228
Pool # BS8442, 4.74%, 4/1/2031	1,062	1,080
Pool # BS2915, 1.87%, 5/1/2031	210	183
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,678
Pool # BS7437, 5.04%, 8/1/2031	870	897
Pool # BS4563, 2.01%, 1/1/2032	255	222
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,036
Pool # BM6898, 2.15%, 2/1/2032 (h)	553	485
Pool # BS4654, 2.39%, 3/1/2032	844	750
Pool # BL5680, 2.44%, 3/1/2032	1,289	1,147
Pool # AN5952, 3.01%, 7/1/2032	337	312
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,479
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,560
Pool # BS6345, 3.91%, 8/1/2032	510	492
Pool # BZ0884, 5.37%, 9/1/2032	943	985
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,349	1,284
Pool # BS6822, 3.81%, 10/1/2032	980	941
Pool # BS8528, 4.31%, 10/1/2032	1,785	1,761
Pool # BS6872, 4.41%, 10/1/2032	285	283
Pool # BS6926, 4.51%, 10/1/2032	355	357
Pool # BS6928, 4.55%, 10/1/2032	310	312
Pool # BS6954, 4.93%, 10/1/2032	782	801
Pool # BM6491, 1.46%, 11/1/2032 (h)	1,587	1,307
Pool # BM6492, 1.51%, 11/1/2032 (h)	2,013	1,662
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,086
Pool # BS7090, 4.45%, 12/1/2032	1,034	1,032
Pool # BS7113, 4.90%, 12/1/2032	295	303
Pool # AN7923, 3.33%, 1/1/2033	640	593
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8428, 4.41%, 1/1/2033	1,221	1,210
Pool # BS7398, 4.74%, 2/1/2033	845	852
Pool # BS5357, 3.41%, 3/1/2033	799	739
Pool # AN9067, 3.51%, 5/1/2033	345	324
Pool # BS8416, 4.56%, 5/1/2033	580	582
Pool # BS5511, 3.45%, 8/1/2033	1,053	976
Pool # BS5127, 3.15%, 9/1/2033	615	555
Pool # BL1012, 4.03%, 12/1/2033	335	323
Pool # BL0900, 4.08%, 2/1/2034	190	184
Pool # BZ0430, 4.32%, 2/1/2034	800	787
Pool # BL7124, 1.93%, 6/1/2035	675	551
Pool # AN4430, 3.61%, 1/1/2037	597	574
Pool # BL6060, 2.46%, 4/1/2040	595	436
Pool # BF0107, 4.50%, 6/1/2056	496	479
Pool # BF0219, 3.50%, 9/1/2057	1,296	1,164
Pool # BF0230, 5.50%, 1/1/2058	1,257	1,296
Pool # BF0334, 3.50%, 1/1/2059	338	302
Pool # BF0497, 3.00%, 7/1/2060	595	512
Pool # BF0537, 3.00%, 3/1/2061	1,144	967
Pool # BF0561, 3.00%, 9/1/2061	1,500	1,267
Pool # BF0578, 2.50%, 12/1/2061	3,215	2,552
Pool # BF0732, 2.50%, 6/1/2063	1,571	1,280
Pool # BF0733, 3.00%, 6/1/2063	1,405	1,187
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	926	842
Pool # BR3929, 3.50%, 10/20/2050	502	457
Pool # BW1726, 3.50%, 10/20/2050	526	479
Pool # BS8546, 2.50%, 12/20/2050	1,410	1,187
Pool # BR3928, 3.00%, 12/20/2050	682	614
Pool # BU7538, 3.00%, 12/20/2050	449	404
Pool # 785294, 3.50%, 1/20/2051	1,329	1,192
Pool # CA8452, 3.00%, 2/20/2051	1,961	1,749
Pool # CA9005, 3.00%, 2/20/2051	430	393
Pool # CB1543, 3.00%, 2/20/2051	1,403	1,242
Pool # CA3588, 3.50%, 2/20/2051	1,506	1,370
Pool # CB1536, 3.50%, 2/20/2051	1,540	1,408
Pool # CB1542, 3.00%, 3/20/2051	924	818
Pool # CC0070, 3.00%, 3/20/2051	239	216
Pool # CC8726, 3.00%, 3/20/2051	290	257
Pool # CC8738, 3.00%, 3/20/2051	374	331
Pool # CC8723, 3.50%, 3/20/2051	1,940	1,764
Pool # CC0088, 4.00%, 3/20/2051	83	77
Pool # CC0092, 4.00%, 3/20/2051	196	185
Pool # CC8727, 3.00%, 4/20/2051	497	440
Pool # CC8739, 3.00%, 4/20/2051	1,332	1,179
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	31

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC8740, 3.00%, 4/20/2051	1,059	937
Pool # CC8751, 3.00%, 4/20/2051	232	206
Pool # CA3563, 3.50%, 7/20/2051	906	834
Pool # CE2586, 3.50%, 7/20/2051	1,276	1,160
Pool # CK1527, 3.50%, 12/20/2051	1,014	927
Pool # CJ8184, 3.50%, 1/20/2052	1,093	994
Pool # CK2716, 3.50%, 2/20/2052	839	753
Pool # CK8295, 5.00%, 3/20/2052	480	470
Pool # MA8148, 3.00%, 7/20/2052	54	48
Pool # MA8200, 4.00%, 8/20/2052	277	258
Pool # CN3127, 5.00%, 8/20/2052	449	442
Pool # MA8874, 3.00%, 5/20/2053	491	439
Pool # CV0172, 6.50%, 7/20/2053	744	786
Pool # CU6748, 6.00%, 9/20/2053	901	923
Pool # DA2721, 5.50%, 3/20/2054	295	297
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	441	430
Pool # CU1093, 5.50%, 6/20/2063	323	321
Pool # CV6673, 5.50%, 6/20/2063	872	868
Pool # CU1092, 6.00%, 6/20/2063	421	425
Pool # 785183, 2.94%, 10/20/2070 (h)	728	658
Total Mortgage-Backed Securities (Cost $150,887)		142,362
Asset-Backed Securities — 3.5%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	167	156
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	870	841
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	567	543
Series 2016-3, Class AA, 3.00%, 10/15/2028	391	370
Series 2017-2, Class A, 3.60%, 10/15/2029	621	573
Series 2021-1, Class B, 3.95%, 7/11/2030	725	683
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	720	727
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	530	529
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	340	328
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	790	752
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	565	532
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	925	935
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	365	369
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	259	252
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	705	715
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	545	559
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,065	1,024
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,225	1,166
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,375	1,391
Series 2024-1, Class D, 6.03%, 11/15/2029	560	569
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,223
Series 2024-3, Class D, 5.83%, 5/15/2030	660	674
Series 2025-1, Class D, 5.64%, 11/15/2030	1,365	1,383
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	382	376
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,350	1,353
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	170	162
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	790	722
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	617	630
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	540	543
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	1,290	1,304
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	625	633
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	560	575
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,510	1,568
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	510	511
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	105	97
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	525	514
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	481	455
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	56	56
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	138	137
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	330	335
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	435	446
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	163	154
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	68	65
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	350	357
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	440	450
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	555
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,540	1,556
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	509	514
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	222	224
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,215	1,166
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	410	407
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	745	708
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	539	562
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	446	443
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	219	218
GLS Auto Receivables Issuer Trust Series 2025-2A, Class C, 5.11%, 1/15/2031 (d)	1,305	1,320
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	195	199
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (d)	515	523
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	1,717	1,726
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	508	515
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	607	616
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,123	1,077
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	649	597
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	147	149
Series 2024-2, Class B1, 5.44%, 10/20/2032 (d)	401	404
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	405	390
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	510	528
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,145	1,109
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	437	446
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	1,005	1,019
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	403	380
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	56	53
Series 2025-1A, Class B, 5.21%, 9/22/2042 (d)	434	438
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	256	258
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	260	258
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	945	931
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	485	493
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,300	1,327
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	295	281
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	814	794
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	225	225
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	165	165
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	24	24
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	920	865
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (h)	813	813
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	540	496
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	33

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	1,210	1,100
Series 2025-SFR3, Class C, 3.39%, 7/17/2030 (d) (f)	895	814
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	270	253
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	195	181
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	310	286
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	515	519
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	400	405
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	43	43
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	526	523
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	550	558
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (d)	775	779
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	340	351
Series 2024-1A, Class D, 6.58%, 6/21/2033 (d)	425	446
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	620	644
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,150	1,175
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	75	74
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	78	77
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	251	254
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	213	215
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	922	929
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	465	469
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	539	540
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	395	392
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	118	117
Series 2019-2, Class B, 3.50%, 5/1/2028	254	244
Series 2016-1, Class A, 3.45%, 7/7/2028	405	387
Series 2018-1, Class A, 3.70%, 3/1/2030	463	431
Series 2024-1, Class AA, 5.45%, 2/15/2037	479	483
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	3	3
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	750	752
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (g)	121	121
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (d) (g)	73	73
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	136	136
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (d) (g)	64	64
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (d) (g)	193	193
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	100	99
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	714	724
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	402	407
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	375	383
Total Asset-Backed Securities (Cost $67,703)		68,153
Collateralized Mortgage Obligations — 2.0%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 ‡ (d) (g)	360	360
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (d) (h)	620	601
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.01%, 7/25/2043 (d) (h)	655	676
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (d) (g)	265	268
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (h)	481	473
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	474	441
Series 2018-1, Class M60C, 3.50%, 5/25/2057	794	728
Series 2019-1, Class MT, 3.50%, 7/25/2058	296	265
Series 2019-1, Class M55D, 4.00%, 7/25/2058	438	409
Series 2019-2, Class M55D, 4.00%, 8/25/2058	788	737
Series 2019-3, Class M55D, 4.00%, 10/25/2058	696	651
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,007	898
Series 2020-3, Class TTW, 3.00%, 5/25/2060	822	776
Series 2022-1, Class MTU, 3.25%, 11/25/2061	294	253
Series 2024-2, Class MT, 3.50%, 5/25/2064	960	831
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, REMIC
Series 4257, Class DZ, 2.50%, 10/15/2043	468	404
Series 5147, Class PC, 1.50%, 10/25/2048	2,167	1,774
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,850	496
Series 4995, Class QE, 1.25%, 7/25/2050	1,533	1,174
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,934	814
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,757	518
Series 5225, Class QL, 4.00%, 5/25/2052	825	696
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	309	323
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	133	134
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	262	256
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	708
Series 2020-54, Class MA, 1.50%, 8/25/2050	318	265
Series 2022-4, Class TA, 1.00%, 4/25/2051	721	580
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,032	882
Series 2022-46, Class GZ, 4.50%, 7/25/2052	778	701
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,529	1,255
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,357	2,215
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	613	625
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	589	614
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,948	337
Series 2022-93, Class JZ, 4.50%, 5/20/2052	504	345
Series 2022-105, Class SG, IF, IO, 1.75%, 6/20/2052 (h)	2,505	261
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,725	1,657
Series 2015-H11, Class FC, 5.00%, 5/20/2065 (h)	223	223
Series 2021-H14, Class YD, 7.26%, 6/20/2071 (h)	1,033	875
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 ‡ (d) (g)	1,000	963
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	360	360
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	765	763
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	940	945
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	740	746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	1,970	1,972
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	440	438
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	1,350	1,339
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	420	421
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	2,037	1,863
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	465	465
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,801	1,568
Total Collateralized Mortgage Obligations (Cost $39,387)		38,342
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	648
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	685	665
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 6.11%, 7/25/2041 (d) (h)	241	237
Series 2021-MN1, Class M1, 6.31%, 1/25/2051 (d) (h)	88	88
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	657	642
Series K754, Class AM, 4.94%, 11/25/2030 (h)	570	587
Series K-1510, Class A2, 3.72%, 1/25/2031	295	286
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	815	780
FNMA ACES
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (h)	297	284
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	555	475
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,620	1,405
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (h)	780	782
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,215	2,083
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2	2
Series 2021-M3, Class X1, IO, 2.02%, 11/25/2033 (h)	1,351	90
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	35

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	595	559
Series 2015-K48, Class C, 3.89%, 8/25/2048 (d) (h)	16	16
Series 2016-K56, Class B, 4.09%, 6/25/2049 (d) (h)	450	445
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	880	861
Series 2019-K97, Class B, 3.90%, 9/25/2051 (d) (h)	760	734
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.31%, 11/25/2053 (d) (h)	726	753
Series 2024-01, Class M7, 7.06%, 7/25/2054 (d) (h)	364	366
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	345	353
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	885	776
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (d) (h)	400	408
Total Commercial Mortgage-Backed Securities (Cost $14,532)		14,325
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	167
Republic of Peru 2.78%, 12/1/2060	162	87
United Mexican States
6.00%, 5/13/2030	209	217
5.85%, 7/2/2032 (f)	510	516
3.50%, 2/12/2034	727	614
6.88%, 5/13/2037	309	322
6.34%, 5/4/2053	200	184
Total Foreign Government Securities (Cost $2,309)		2,107
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	197
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (j) (Cost $70,554)	70,554	70,554
Total Investments — 99.1% (Cost $1,596,387)		1,928,009
Other Assets in Excess of Liabilities — 0.9%		17,754
NET ASSETS — 100.0%		1,945,763

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June
30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2025.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	159	09/19/2025	USD	17,828	412
U.S. Treasury 10 Year Ultra Note	145	09/19/2025	USD	16,566	409
U.S. Treasury Long Bond	12	09/19/2025	USD	1,385	55
U.S. Treasury Ultra Bond	8	09/19/2025	USD	952	35
U.S. Treasury 2 Year Note	102	09/30/2025	USD	21,221	88
U.S. Treasury 5 Year Note	37	09/30/2025	USD	4,034	50
					1,049

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	37

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 48.0%
Fixed Income — 15.2%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,548	257,367
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,996	37,838
JPMorgan High Yield Fund Class R6 Shares (a)	23,565	154,350
Total Fixed Income		449,555
International Equity — 2.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,120	77,201
U.S. Equity — 30.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,580	892,143
Total Investment Companies (Cost $942,608)		1,418,899
Exchange-Traded Funds — 24.1%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	363	33,456
Fixed Income — 1.8%
JPMorgan Inflation Managed Bond ETF (a)	1,073	51,757
International Equity — 16.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,335	77,651
JPMorgan BetaBuilders International Equity ETF (a)	6,229	420,503
Total International Equity		498,154
U.S. Equity — 4.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	899	87,629
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	645	42,514
Total U.S. Equity		130,143
Total Exchange-Traded Funds (Cost $531,989)		713,510
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.2%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,284
1.13%, 8/15/2040	8,198	5,043
2.25%, 5/15/2041	341	248
3.38%, 8/15/2042	4,205	3,529
3.13%, 2/15/2043	2,155	1,733
3.88%, 2/15/2043	590	528
3.88%, 5/15/2043	6,225	5,560
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.63%, 8/15/2043	2,230	1,919
4.13%, 8/15/2044	14,710	13,476
4.75%, 2/15/2045	8,415	8,370
1.38%, 8/15/2050	10,428	5,141
1.63%, 11/15/2050	2,118	1,116
1.88%, 2/15/2051	3,461	1,944
2.25%, 2/15/2052	2,235	1,365
3.00%, 8/15/2052	5,474	3,951
3.63%, 2/15/2053	1,035	845
4.50%, 11/15/2054	400	381
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	1,070	1,069
4.25%, 1/31/2026 (b)	5,150	5,150
4.25%, 11/30/2026 (b)	3,510	3,528
0.63%, 12/31/2027	2,630	2,438
3.50%, 1/31/2028	1,230	1,224
2.75%, 2/15/2028	5,500	5,369
3.63%, 3/31/2028	3,330	3,324
1.25%, 4/30/2028	8,885	8,304
1.00%, 7/31/2028	2,205	2,033
2.88%, 4/30/2029	29,148	28,259
3.13%, 8/31/2029	5,601	5,466
3.50%, 1/31/2030	2,360	2,333
4.25%, 1/31/2030	20,320	20,721
3.63%, 3/31/2030	16,270	16,154
3.50%, 4/30/2030	3,550	3,504
4.13%, 2/29/2032	20,525	20,713
3.50%, 2/15/2033	2,200	2,121
3.88%, 8/15/2033	13,730	13,521
4.00%, 2/15/2034	4,939	4,888
3.88%, 8/15/2034	9,030	8,817
4.25%, 11/15/2034	16,095	16,148
4.25%, 5/15/2035	4,780	4,787
U.S. Treasury STRIPS Bonds
5.03%, 11/15/2040 (c)	2,270	1,076
5.13%, 2/15/2041 (c)	1,457	681
Total U.S. Treasury Obligations (Cost $251,934)		242,061
Corporate Bonds — 6.8%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	59	58
2.20%, 2/4/2026	105	103
2.70%, 2/1/2027	1,876	1,824
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
6.53%, 5/1/2034	275	299
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	402
5.40%, 7/31/2033	219	225
Leidos, Inc. 5.75%, 3/15/2033	120	125
Northrop Grumman Corp.
5.15%, 5/1/2040	220	215
3.85%, 4/15/2045	255	201
RTX Corp.
2.25%, 7/1/2030	373	337
5.15%, 2/27/2033	165	169
2.82%, 9/1/2051	385	238
		4,196
Automobiles — 0.1%
Hyundai Capital America
1.30%, 1/8/2026 (d)	90	88
2.38%, 10/15/2027 (d)	730	694
4.55%, 9/26/2029 (d)	250	248
		1,030
Banks — 2.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	300	306
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	423
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	580	590
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	230	238
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (e)	200	204
6.61%, 11/7/2028	600	640
5.57%, 1/17/2030	200	208
5.44%, 7/15/2031	200	208
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	511	506
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	121
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	1,230	1,215
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	295	295
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	450	460
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	490	510
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,435	1,285
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	380	390
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	197
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	460	474
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (e)	194	196
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	256
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (d)	345	333
5.79%, 7/13/2028 (d)	225	234
5.54%, 1/22/2030 (d)	205	213
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	240
(SOFR + 1.56%), 4.94%, 9/10/2030 (e)	275	277
(SOFR + 1.23%), 5.37%, 2/25/2031 (e)	1,225	1,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	177
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	215	220
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	321
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	760	776
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	340	349
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	1,005	1,024
(SOFR + 1.68%), 5.09%, 5/9/2031 (d) (e)	910	919
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	410	427
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (d) (e)	250	252
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	320	339
(SOFR + 1.96%), 5.72%, 1/18/2030 (d) (e)	250	257
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (e)	270	280
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	1,130	1,151
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	420	430
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	355	373
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	920	948
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	39

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	830	850
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	595	601
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (e)	640	640
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	492
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	1,042	1,020
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	959
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	681
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	97
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	567	507
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	307	312
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (e)	250	263
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	273	279
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	430	438
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	405	420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	224	223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	345	349
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	305
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	425	430
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	207
5.25%, 4/26/2029 (d)	565	580
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	445	463
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,574
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	800	745
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	480	490
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	205	208
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	220	225
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Huntington National Bank (The) 5.65%, 1/10/2030	334	347
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	260	263
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	1,350	1,366
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	215	221
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	535	544
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	320
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (e)	200	205
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	600	617
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e) (f)	520	520
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e) (f)	715	716
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	200	202
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	203
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	975	968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	1,146	1,159
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (e)	220	224
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	560	579
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	205
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (e)	420	425
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	280	281
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	256
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	450	451
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	285	297
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	498
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	209
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	365
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	350	350
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	355	366
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	405	417
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	338	341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	248
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	1,126	1,148
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	590	520
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	470	502
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	220
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (d) (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (d) (e)	665	711
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	268
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	405	425
5.24%, 4/15/2030	400	412
5.42%, 7/9/2031	650	674
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	1,000	1,000
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	160	166
5.30%, 1/30/2032	320	328
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	175	177
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	230	249
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	1,080	1,096
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	135
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	194	201
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	258
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	410	418
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,500
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	665	679
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	466
(SOFR + 1.37%), 4.97%, 4/23/2029 (e)	350	355
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	300	310
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	150	154
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	700	722
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	1,200	1,231
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	485	487
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	268
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	41

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (d)	420	426
5.20%, 2/28/2029 (d)	600	615
		63,975
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	448
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	320
		768
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	260
5.05%, 3/15/2034	710	723
4.05%, 11/21/2039	600	526
4.25%, 11/21/2049	210	173
Amgen, Inc.
5.60%, 3/2/2043	100	99
5.65%, 3/2/2053	809	790
Biogen, Inc. 5.75%, 5/15/2035	290	299
Gilead Sciences, Inc. 2.60%, 10/1/2040	888	637
		3,507
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	438
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	176
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	124
		300
Capital Markets — 0.4%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	200	220
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	170
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	959	930
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	153
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	500	525
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	970	985
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	600	538
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	1,149	1,131
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,504	1,461
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	270	286
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	385	401
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	460	468
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	220	226
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	980	989
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	174
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	205	209
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	375	382
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	370	384
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	155	158
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	1,495	1,309
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	159	163
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	210	213
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	193
Nasdaq, Inc. 5.55%, 2/15/2034	83	86
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	670	696
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (e)	200	215
		12,665
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,058	1,095
5.42%, 11/15/2048	400	403
EIDP, Inc. 5.13%, 5/15/2032	560	571
LYB International Finance III LLC 1.25%, 10/1/2025	127	126
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	99
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	745	753
		3,047
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	600	632
5.04%, 3/25/2030 (d)	205	207
		839
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	200	200
2.45%, 10/29/2026	1,265	1,232
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
6.10%, 1/15/2027	310	317
5.10%, 1/19/2029	165	168
Aircastle Ltd. 5.25%, 3/15/2030 (d)	265	267
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (e)	400	404
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	320	327
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	650	650
2.13%, 2/21/2026 (d)	110	108
4.25%, 4/15/2026 (d)	20	20
4.38%, 5/1/2026 (d)	207	206
2.53%, 11/18/2027 (d)	1,092	1,037
4.95%, 1/15/2028 (d)	265	266
6.38%, 5/4/2028 (d)	155	162
5.75%, 3/1/2029 (d)	204	210
5.75%, 11/15/2029 (d)	805	824
5.15%, 1/15/2030 (d)	1,410	1,418
Capital One Financial Corp.
3.80%, 1/31/2028	200	197
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	200	207
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	201
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	202
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	435	440
5.15%, 3/17/2030 (d)	205	205
		9,268
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130	129
5.50%, 9/15/2054	100	95
		224
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	232
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	395	400
		632
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	86
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	341
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified REITs — continued
WP Carey, Inc.
2.40%, 2/1/2031	163	143
2.45%, 2/1/2032	160	137
2.25%, 4/1/2033	90	73
		694
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	310
3.50%, 6/1/2041	584	458
3.55%, 9/15/2055	369	249
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	451
Verizon Communications, Inc.
4.78%, 2/15/2035	69	67
2.65%, 11/20/2040	204	144
		1,679
Electric Utilities — 0.8%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	281
5.65%, 6/1/2054	220	218
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	862
DTE Electric Co.
Series B, 3.65%, 3/1/2052	170	125
5.40%, 4/1/2053	140	137
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	324
Duke Energy Corp. 6.10%, 9/15/2053	270	275
Duke Energy Florida LLC 5.95%, 11/15/2052	133	137
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	77
Duke Energy Progress LLC 2.90%, 8/15/2051	165	103
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,042	1,058
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	73
Edison International
5.75%, 6/15/2027	225	227
5.25%, 11/15/2028	700	693
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	350	365
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	185
Entergy Arkansas LLC 2.65%, 6/15/2051	84	49
Entergy Louisiana LLC
4.00%, 3/15/2033	166	156
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	43

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.90%, 3/15/2051	70	43
5.70%, 3/15/2054	150	148
Evergy Metro, Inc. 4.95%, 4/15/2033	323	323
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	668	668
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	284
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	616
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	178
Florida Power & Light Co. 5.30%, 4/1/2053	160	153
Fortis, Inc. (Canada) 3.06%, 10/4/2026	194	191
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	98
Interstate Power and Light Co.
4.95%, 9/30/2034	145	142
5.45%, 9/30/2054	165	158
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	136	126
5.40%, 6/1/2033 (d)	560	566
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	212	212
5.10%, 1/15/2035	115	115
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	81
MidAmerican Energy Co. 5.85%, 9/15/2054	120	123
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	280	170
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	450	451
5.55%, 3/15/2054	440	423
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	130	130
Northern States Power Co. 5.10%, 5/15/2053	220	203
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	105	103
2.45%, 12/2/2027 (d)	365	346
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	122
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	291	283
Pacific Gas and Electric Co.
3.45%, 7/1/2025	130	130
2.95%, 3/1/2026	788	778
6.15%, 1/15/2033	300	309
6.40%, 6/15/2033	254	265
5.80%, 5/15/2034	567	567
6.00%, 8/15/2035	1,130	1,143
3.75%, 8/15/2042 (g)	79	56
4.30%, 3/15/2045	80	60
6.75%, 1/15/2053	115	116
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.90%, 10/1/2054	60	54
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,760	2,737
Series A-3, 5.54%, 7/15/2047	200	194
Series A-3, 5.53%, 6/1/2049	405	399
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	123
Series A-4, 5.21%, 12/1/2047	80	76
Series A-5, 5.10%, 6/1/2052	150	138
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	402
PPL Capital Funding, Inc. 5.25%, 9/1/2034	185	186
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	162
Public Service Co. of Oklahoma
5.20%, 1/15/2035	80	80
Series K, 3.15%, 8/15/2051	90	56
Public Service Electric and Gas Co. 3.00%, 3/1/2051	455	297
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	185	180
Series A-2, 5.11%, 12/15/2047	85	79
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	172	173
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	197
5.85%, 11/1/2027	286	293
5.45%, 6/1/2031	450	458
Series C, 4.13%, 3/1/2048	131	95
5.70%, 3/1/2053	85	76
5.88%, 12/1/2053	153	140
5.75%, 4/15/2054	530	475
5.90%, 3/1/2055	185	169
Southern Co. (The) 5.20%, 6/15/2033	386	393
Tucson Electric Power Co. 5.50%, 4/15/2053	305	289
Union Electric Co.
5.20%, 4/1/2034	400	407
3.90%, 4/1/2052	191	146
5.45%, 3/15/2053	185	178
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	208	216
5.70%, 12/30/2034 (d)	115	117
		24,210
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	353
5.40%, 6/12/2029	670	690
4.00%, 4/14/2032	1,200	1,137
		2,180
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	113
Fiserv, Inc. 5.15%, 8/12/2034	750	753
Global Payments, Inc.
3.20%, 8/15/2029	367	347
5.30%, 8/15/2029	70	71
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	280	278
5.13%, 7/29/2029 (d)	679	695
Shell International Finance BV 3.13%, 11/7/2049	215	144
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	260	260
		2,661
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	343	333
J M Smucker Co. (The)
6.20%, 11/15/2033	105	113
6.50%, 11/15/2053	95	102
JBS USA Holding Lux Sarl
6.75%, 3/15/2034	260	284
5.50%, 1/15/2036 (d) (f)	595	596
6.38%, 4/15/2066 (d) (f)	675	680
JBS USA Holding Lux SARL 3.75%, 12/1/2031	320	298
JBS USA LUX Sarl 5.95%, 4/20/2035 (d)	125	129
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	215
4.38%, 6/1/2046	132	107
Mars, Inc.
5.00%, 3/1/2032 (d)	250	253
5.65%, 5/1/2045 (d)	540	541
Tyson Foods, Inc. 5.70%, 3/15/2034	230	238
		3,889
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	142
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	176
Southern California Gas Co. 6.35%, 11/15/2052	150	161
		479
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	220	218
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	157
CSX Corp. 3.80%, 11/1/2046	219	170
ERAC USA Finance LLC
5.00%, 2/15/2029 (d)	460	471
5.20%, 10/30/2034 (d)	220	224
Norfolk Southern Corp. 3.05%, 5/15/2050	215	141
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	250	260
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	683
Uber Technologies, Inc. 4.80%, 9/15/2034	170	167
Union Pacific Corp.
3.55%, 8/15/2039	297	248
3.50%, 2/14/2053	190	135
		2,874
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	64
DH Europe Finance II SARL 3.25%, 11/15/2039	119	96
Solventum Corp. 5.60%, 3/23/2034	394	406
		566
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	130
Banner Health 1.90%, 1/1/2031	288	252
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	71
Cencora, Inc.
5.13%, 2/15/2034	850	857
4.25%, 3/1/2045	650	532
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	131
Cigna Group (The) 5.13%, 5/15/2031	670	689
CommonSpirit Health
1.55%, 10/1/2025	75	74
2.78%, 10/1/2030	170	156
3.91%, 10/1/2050	75	56
CVS Health Corp. 5.25%, 2/21/2033	250	252
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	45

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	244
HCA, Inc.
3.63%, 3/15/2032	125	115
5.60%, 4/1/2034	250	256
5.45%, 9/15/2034	345	348
5.75%, 3/1/2035	300	308
5.50%, 6/15/2047	140	130
3.50%, 7/15/2051	128	85
5.95%, 9/15/2054	145	141
6.10%, 4/1/2064	470	458
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	106
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	32
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	99
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	131
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	105
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	213
		5,971
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	130	115
Healthpeak OP LLC 2.13%, 12/1/2028	323	300
		415
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	500	499
Starbucks Corp.
4.80%, 2/15/2033	330	330
3.35%, 3/12/2050	214	144
		973
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	375	381
Constellation Energy Generation LLC
5.80%, 3/1/2033	49	52
5.75%, 10/1/2041	205	205
Southern Power Co. 5.15%, 9/15/2041	230	217
		855
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	300	285
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	155	155
Prologis LP 5.25%, 3/15/2054	374	351
		506
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	450	462
5.75%, 3/1/2054	350	345
Arthur J Gallagher & Co. 5.75%, 7/15/2054	500	490
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	139
Brown & Brown, Inc.
2.38%, 3/15/2031	422	372
6.25%, 6/23/2055	440	454
CNO Global Funding 5.88%, 6/4/2027 (d)	800	822
Corebridge Global Funding 5.90%, 9/19/2028 (d)	190	199
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	200
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	150	155
F&G Global Funding 5.88%, 6/10/2027 (d)	300	307
Jackson National Life Global Funding 3.05%, 4/29/2026 (d)	500	494
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	400	411
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	461
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	398
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	190	177
5.16%, 5/28/2031 (d)	680	697
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	160	159
Protective Life Global Funding 5.47%, 12/8/2028 (d)	386	399
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	89
3.30%, 5/15/2050 (d)	429	287
		7,517
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	260	260
5.40%, 8/15/2054	235	229
		489
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	190	185
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	197
		382
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	226
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	269
3.50%, 3/1/2042	160	114
3.70%, 4/1/2051	467	311
Comcast Corp.
4.65%, 2/15/2033	390	388
3.25%, 11/1/2039	380	298
2.80%, 1/15/2051	380	228
5.35%, 5/15/2053	730	676
		2,284
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	255	261
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	209
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	346	312
5.63%, 4/4/2034 (d)	260	265
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	259
		1,306
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	125
Consumers Energy Co. 4.63%, 5/15/2033	285	282
DTE Energy Co. 5.10%, 3/1/2029	700	714
Engie SA (France) 5.63%, 4/10/2034 (d)	790	813
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	225
Puget Energy, Inc.
2.38%, 6/15/2028	258	244
5.73%, 3/15/2035 (d)	170	171
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	220
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	102
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	221
		3,117
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	240
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	170	163
5.80%, 10/1/2054 (d)	150	137
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	490	481
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	185
BP Capital Markets America, Inc.
2.77%, 11/10/2050	208	127
3.00%, 3/17/2052	75	47
Cheniere Energy Partners LP 5.55%, 10/30/2035 (d) (f)	190	192
Cheniere Energy, Inc. 5.65%, 4/15/2034	180	184
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	118	119
5.68%, 1/15/2034 (d)	157	159
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	680	684
5.96%, 2/15/2055 (d)	470	451
ConocoPhillips Co. 5.50%, 1/15/2055	405	384
Coterra Energy, Inc.
3.90%, 5/15/2027	140	138
5.40%, 2/15/2035	305	302
Devon Energy Corp. 5.75%, 9/15/2054	320	288
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	165	171
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	207
5.63%, 4/5/2034	375	385
Energy Transfer LP
5.25%, 7/1/2029	350	359
5.00%, 5/15/2044 (g)	525	452
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	194
Enterprise Products Operating LLC
4.95%, 2/15/2035	550	548
4.45%, 2/15/2043	317	274
Exxon Mobil Corp. 3.00%, 8/16/2039	643	501
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (d)	130	102
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	177	145
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	500	497
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	47

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.45%, 10/15/2027 (d)	306	299
Kinder Morgan, Inc. 7.80%, 8/1/2031	550	633
MPLX LP
5.50%, 6/1/2034	410	412
5.40%, 4/1/2035	70	70
4.50%, 4/15/2038	226	200
5.95%, 4/1/2055	150	143
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	174
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	50	48
Occidental Petroleum Corp. 5.20%, 8/1/2029	125	125
ONEOK, Inc. 4.75%, 10/15/2031	560	554
Ovintiv, Inc. 6.25%, 7/15/2033	450	465
Plains All American Pipeline LP 5.95%, 6/15/2035	335	344
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	95	96
5.03%, 10/1/2029 (d)	105	105
Targa Resources Corp. 4.90%, 9/15/2030	573	578
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	316
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	412
Williams Cos., Inc. (The)
5.65%, 3/15/2033	150	156
5.60%, 3/15/2035	230	236
6.00%, 3/15/2055	60	60
		13,302
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	162	151
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	270
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	56
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	236
3.70%, 3/15/2052	205	149
5.55%, 2/22/2054	32	31
5.65%, 2/22/2064	295	286
Eli Lilly & Co. 5.00%, 2/9/2054	600	561
Merck & Co., Inc.
2.35%, 6/24/2040	312	219
4.00%, 3/7/2049	60	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
2.90%, 12/10/2061	65	38
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	378
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	796
3.18%, 7/9/2050	200	131
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	137	136
Zoetis, Inc. 5.60%, 11/16/2032	287	303
		3,368
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	189
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	112
UDR, Inc. 2.10%, 8/1/2032	416	345
		457
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	161
2.50%, 8/16/2031	100	87
NNN REIT, Inc.
5.60%, 10/15/2033	100	103
5.50%, 6/15/2034	170	174
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	565	562
		1,087
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	224	163
Broadcom, Inc.
1.95%, 2/15/2028 (d)	470	443
5.05%, 7/12/2029	650	666
5.15%, 11/15/2031	560	576
4.55%, 2/15/2032	323	320
3.19%, 11/15/2036 (d)	279	231
Intel Corp.
3.73%, 12/8/2047	175	123
3.25%, 11/15/2049	170	108
3.05%, 8/12/2051	170	101
KLA Corp. 3.30%, 3/1/2050	470	326
Marvell Technology, Inc. 5.45%, 7/15/2035	520	524
NXP BV (Netherlands)
5.00%, 1/15/2033	260	259
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.25%, 5/11/2041	340	248
Texas Instruments, Inc. 5.05%, 5/18/2063	593	544
		4,632
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	445	440
Oracle Corp.
4.90%, 2/6/2033	230	231
3.80%, 11/15/2037	680	582
3.65%, 3/25/2041	1,000	788
3.60%, 4/1/2050	160	112
Roper Technologies, Inc. 1.75%, 2/15/2031	218	187
Synopsys, Inc.
5.00%, 4/1/2032	250	253
5.70%, 4/1/2055	325	323
VMware LLC
1.40%, 8/15/2026	394	381
4.70%, 5/15/2030	364	366
		3,663
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	185	172
5.20%, 2/15/2029	440	450
1.88%, 10/15/2030	1,039	903
Crown Castle, Inc. 5.80%, 3/1/2034	130	135
CubeSmart LP 2.00%, 2/15/2031	505	437
Equinix, Inc.
2.90%, 11/18/2026	314	308
2.00%, 5/15/2028	424	397
		2,802
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	131
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	311
2.70%, 8/5/2051	415	259
Dell International LLC
6.20%, 7/15/2030	850	910
5.30%, 4/1/2032	740	756
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	530	514
		2,750
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	293
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	394
4.39%, 8/15/2037	255	228
		915
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	260	262
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	580
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	203
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	636
3.40%, 10/15/2052	540	361
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	350	335
		1,535
Total Corporate Bonds (Cost $208,118)		200,867
Mortgage-Backed Securities — 5.7%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,336
Pool # WA1626, 3.45%, 8/1/2032	1,143	1,079
Pool # WN3225, 3.80%, 10/1/2034	740	692
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	458	430
Pool # QA3570, 2.50%, 10/1/2049	175	147
Pool # QA5290, 2.50%, 12/1/2049	1,564	1,314
Pool # QA6772, 3.50%, 1/1/2050	230	211
Pool # QA9530, 2.50%, 5/1/2050	517	437
Pool # QB4026, 2.50%, 10/1/2050	1,350	1,140
Pool # QB4045, 2.50%, 10/1/2050	841	710
Pool # QB4484, 2.50%, 10/1/2050	587	497
Pool # QB4542, 2.50%, 10/1/2050	593	502
Pool # QB5092, 2.50%, 11/1/2050	375	316
Pool # QB8503, 2.50%, 2/1/2051	698	583
Pool # SD4767, 2.50%, 2/1/2051	1,294	1,087
Pool # QC9443, 2.50%, 10/1/2051	641	537
Pool # RA6132, 2.50%, 10/1/2051	1,727	1,440
Pool # SD2841, 2.50%, 10/1/2051	1,459	1,223
Pool # SD0781, 3.00%, 11/1/2051	1,898	1,653
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	49

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QD5778, 3.00%, 1/1/2052	666	583
Pool # SD5768, 3.00%, 1/1/2052	2,276	1,988
Pool # QD4686, 4.00%, 1/1/2052	235	219
Pool # QD7596, 2.50%, 2/1/2052	2,225	1,866
Pool # RA6815, 2.50%, 2/1/2052	1,891	1,585
Pool # RA6959, 2.50%, 3/1/2052	810	680
Pool # SD3952, 2.50%, 3/1/2052	1,497	1,256
Pool # QE1637, 4.00%, 5/1/2052	261	245
Pool # QE1832, 4.50%, 5/1/2052	333	325
Pool # SD4119, 3.00%, 8/1/2052	1,264	1,106
Pool # SD3684, 4.50%, 11/1/2052	2,022	1,938
Pool # QH9763, 6.00%, 1/1/2054	486	498
Pool # QH9845, 6.00%, 2/1/2054	2,104	2,157
Pool # SD7018, 4.50%, 3/1/2054	1,940	1,871
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,271	1,156
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	701	712
Pool # BK2113, 2.50%, 3/1/2050	480	403
Pool # CA5658, 2.50%, 5/1/2050	153	129
Pool # FM3118, 3.00%, 5/1/2050	368	326
Pool # BP8608, 2.50%, 6/1/2050	323	271
Pool # BP9250, 2.50%, 7/1/2050	1,291	1,089
Pool # FM3778, 2.50%, 8/1/2050	260	219
Pool # FP0059, 2.50%, 8/1/2050	1,059	883
Pool # BP6749, 2.50%, 9/1/2050	1,486	1,246
Pool # BQ2894, 3.00%, 9/1/2050	673	592
Pool # BQ3996, 2.50%, 10/1/2050	575	485
Pool # BQ5243, 3.50%, 10/1/2050	223	203
Pool # CA7398, 3.50%, 10/1/2050	774	705
Pool # BP7667, 2.50%, 12/1/2050	777	656
Pool # BR4318, 3.00%, 1/1/2051	86	76
Pool # CA8637, 4.00%, 1/1/2051	1,296	1,223
Pool # FM7082, 2.00%, 4/1/2051	741	596
Pool # FM6856, 2.50%, 4/1/2051	339	284
Pool # CB0189, 3.00%, 4/1/2051	322	281
Pool # CB0458, 2.50%, 5/1/2051	494	414
Pool # FS7655, 2.50%, 5/1/2051	1,264	1,059
Pool # BT0122, 2.50%, 6/1/2051	234	196
Pool # FM7916, 2.50%, 6/1/2051	417	350
Pool # CB1301, 2.50%, 8/1/2051	771	647
Pool # FM8247, 2.50%, 8/1/2051	430	362
Pool # CB1566, 2.50%, 9/1/2051	1,490	1,237
Pool # FM8659, 2.50%, 9/1/2051	833	698
Pool # CB1873, 3.00%, 10/1/2051	1,726	1,507
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS4624, 2.50%, 11/1/2051	370	309
Pool # CB2313, 2.50%, 12/1/2051	487	409
Pool # FS2559, 3.00%, 12/1/2051	1,387	1,212
Pool # CB2637, 2.50%, 1/1/2052	743	624
Pool # FS9143, 2.50%, 1/1/2052 (f)	2,632	2,190
Pool # FS0331, 3.00%, 1/1/2052	2,210	1,917
Pool # BV4831, 3.00%, 2/1/2052	405	351
Pool # FS7749, 3.00%, 2/1/2052	1,353	1,185
Pool # BV0295, 3.50%, 2/1/2052	898	818
Pool # BV3950, 4.00%, 2/1/2052	419	392
Pool # FS4476, 3.00%, 5/1/2052	2,882	2,499
Pool # CB3608, 3.50%, 5/1/2052	2,352	2,125
Pool # BV6743, 4.50%, 5/1/2052	313	302
Pool # BV9515, 6.00%, 6/1/2052	407	418
Pool # BY4714, 5.00%, 6/1/2053	996	978
Pool # BY4761, 5.00%, 6/1/2053	388	382
Pool # BY9327, 6.00%, 11/1/2053	1,168	1,190
Pool # DA7753, 5.50%, 1/1/2054	355	357
Pool # DA0425, 6.00%, 2/1/2054	464	475
Pool # DA7754, 6.00%, 2/1/2054	1,845	1,891
Pool # DA9487, 6.00%, 2/1/2054	1,048	1,071
Pool # CB8334, 5.50%, 4/1/2054	1,654	1,659
Pool # DB6037, 5.50%, 5/1/2054	651	651
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	620	629
Pool # AM3010, 5.07%, 3/1/2028	489	499
Pool # BL8639, 1.09%, 4/1/2028	665	613
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,498
Pool # AM5319, 4.34%, 1/1/2029	441	444
Pool # BS8149, 4.97%, 9/1/2029	900	926
Pool # BS7604, 5.16%, 10/1/2029	590	611
Pool # BS0448, 1.27%, 12/1/2029	942	830
Pool # BL9748, 1.60%, 12/1/2029	382	343
Pool # AN7593, 2.99%, 12/1/2029	277	263
Pool # AN8285, 3.11%, 3/1/2030	283	271
Pool # BS0154, 1.28%, 4/1/2030	273	239
Pool # AM8544, 3.08%, 4/1/2030	125	119
Pool # BS7168, 4.57%, 6/1/2030	848	859
Pool # BZ0896, 5.43%, 7/1/2030	1,248	1,306
Pool # BL9251, 1.45%, 10/1/2030	741	646
Pool # AM4789, 4.18%, 11/1/2030	239	238
Pool # BL9891, 1.37%, 12/1/2030	513	444
Pool # BL9494, 1.46%, 12/1/2030	280	241
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,459
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,220
SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6203, 4.26%, 4/1/2031	565	558
Pool # BS8442, 4.74%, 4/1/2031	1,103	1,122
Pool # BS7813, 4.83%, 6/1/2031	774	791
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,633
Pool # BS7437, 5.04%, 8/1/2031	870	897
Pool # BS5580, 3.68%, 1/1/2032	1,050	1,008
Pool # BS4654, 2.39%, 3/1/2032	844	750
Pool # BL5680, 2.44%, 3/1/2032	1,369	1,218
Pool # BZ2434, 4.95%, 3/1/2032	2,488	2,548
Pool # BS7642, 5.15%, 5/1/2032	399	412
Pool # AN5952, 3.01%, 7/1/2032	358	331
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,368
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,547
Pool # BS6345, 3.91%, 8/1/2032	500	482
Pool # BZ0884, 5.37%, 9/1/2032	1,296	1,353
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,257	1,197
Pool # BS6822, 3.81%, 10/1/2032	960	921
Pool # BS8528, 4.31%, 10/1/2032	1,888	1,863
Pool # BS6954, 4.93%, 10/1/2032	767	786
Pool # BM6491, 1.46%, 11/1/2032 (h)	3,858	3,178
Pool # BM6492, 1.51%, 11/1/2032 (h)	2,325	1,919
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,076
Pool # BS7090, 4.45%, 12/1/2032	1,030	1,028
Pool # AN7923, 3.33%, 1/1/2033	565	524
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,288
Pool # BS7398, 4.74%, 2/1/2033	835	842
Pool # BS5357, 3.41%, 3/1/2033	770	712
Pool # AN9067, 3.51%, 5/1/2033	310	291
Pool # BS8416, 4.56%, 5/1/2033	605	608
Pool # BS5511, 3.45%, 8/1/2033	1,009	935
Pool # BS5127, 3.15%, 9/1/2033	580	524
Pool # BL1012, 4.03%, 12/1/2033	300	289
Pool # BL0900, 4.08%, 2/1/2034	245	237
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,677
Pool # BL7124, 1.93%, 6/1/2035	662	540
Pool # BZ0217, 5.22%, 8/1/2035	1,136	1,169
Pool # AN0375, 3.76%, 12/1/2035	630	595
Pool # AN4430, 3.61%, 1/1/2037	532	511
Pool # BF0045, 4.50%, 3/1/2052	189	181
Pool # BF0109, 4.00%, 2/1/2056	332	310
Pool # BF0091, 3.50%, 5/1/2056	854	767
Pool # BF0108, 4.50%, 6/1/2056	397	383
Pool # BF0219, 3.50%, 9/1/2057	1,473	1,323
Pool # BF0230, 5.50%, 1/1/2058	1,179	1,216
Pool # BF0497, 3.00%, 7/1/2060	558	480
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0537, 3.00%, 3/1/2061	1,321	1,115
Pool # BF0561, 3.00%, 9/1/2061	1,702	1,438
Pool # BF0578, 2.50%, 12/1/2061	3,435	2,726
Pool # BF0580, 3.50%, 12/1/2061	442	394
Pool # BF0732, 2.50%, 6/1/2063	1,771	1,442
Pool # BF0733, 3.00%, 6/1/2063	1,585	1,339
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	821	747
Pool # BR3929, 3.50%, 10/20/2050	441	401
Pool # BW1726, 3.50%, 10/20/2050	477	434
Pool # BS8546, 2.50%, 12/20/2050	1,269	1,068
Pool # BR3928, 3.00%, 12/20/2050	609	548
Pool # BU7538, 3.00%, 12/20/2050	399	359
Pool # 785294, 3.50%, 1/20/2051	1,214	1,089
Pool # CA8452, 3.00%, 2/20/2051	1,795	1,601
Pool # CA9005, 3.00%, 2/20/2051	364	333
Pool # CB1543, 3.00%, 2/20/2051	1,287	1,138
Pool # CA3588, 3.50%, 2/20/2051	1,378	1,253
Pool # CB1536, 3.50%, 2/20/2051	1,412	1,291
Pool # CB1542, 3.00%, 3/20/2051	847	749
Pool # CB4433, 3.00%, 3/20/2051	1,347	1,172
Pool # CC0070, 3.00%, 3/20/2051	221	200
Pool # CC8726, 3.00%, 3/20/2051	269	238
Pool # CC8738, 3.00%, 3/20/2051	356	315
Pool # CC8723, 3.50%, 3/20/2051	1,802	1,639
Pool # CC0088, 4.00%, 3/20/2051	77	72
Pool # CC0092, 4.00%, 3/20/2051	181	170
Pool # CC8727, 3.00%, 4/20/2051	461	408
Pool # CC8739, 3.00%, 4/20/2051	1,235	1,093
Pool # CC8740, 3.00%, 4/20/2051	982	869
Pool # CC8751, 3.00%, 4/20/2051	218	193
Pool # CA3563, 3.50%, 7/20/2051	851	783
Pool # CE2586, 3.50%, 7/20/2051	1,235	1,123
Pool # CK1527, 3.50%, 12/20/2051	961	879
Pool # CJ8184, 3.50%, 1/20/2052	1,035	941
Pool # CK2660, 3.00%, 2/20/2052	545	483
Pool # CK2716, 3.50%, 2/20/2052	820	736
Pool # CK8295, 5.00%, 3/20/2052	509	498
Pool # CN3557, 4.50%, 5/20/2052	495	481
Pool # MA8148, 3.00%, 7/20/2052	100	89
Pool # MA8200, 4.00%, 8/20/2052	224	209
Pool # CN3127, 5.00%, 8/20/2052	480	473
Pool # MA8874, 3.00%, 5/20/2053	1,144	1,022
Pool # CU6748, 6.00%, 9/20/2053	952	976
Pool # MA9419, 3.50%, 1/20/2054	220	200
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	51

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA9484, 3.50%, 2/20/2054	285	260
Pool # DA2721, 5.50%, 3/20/2054	331	333
Pool # DD7557, 6.50%, 9/20/2054	730	771
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	737	656
Pool # CU1093, 5.50%, 6/20/2063	342	340
Pool # CV1712, 5.50%, 6/20/2063	314	312
Pool # CU1092, 6.00%, 6/20/2063	446	450
Pool # CT6283, 6.00%, 7/20/2063	767	775
Pool # CW0095, 6.00%, 7/20/2063	640	647
Pool # 785183, 2.94%, 10/20/2070 (h)	655	591
Total Mortgage-Backed Securities (Cost $178,100)		170,009
Asset-Backed Securities — 2.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	158	147
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	788
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	518	497
Series 2016-3, Class AA, 3.00%, 10/15/2028	361	342
Series 2017-2, Class A, 3.60%, 10/15/2029	1,242	1,146
Series 2021-1, Class B, 3.95%, 7/11/2030	700	660
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	325	329
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	765	772
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	585	584
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	330	319
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	895	852
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	655	617
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	1,175	1,188
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	465	470
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	231	225
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	800	812
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	580	595
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,200	1,154
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,380	1,313
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,545	1,563
Series 2024-1, Class D, 6.03%, 11/15/2029	580	590
Series 2024-2, Class C, 6.07%, 2/15/2030	825	841
Series 2024-3, Class D, 5.83%, 5/15/2030	625	638
Series 2025-1, Class D, 5.64%, 11/15/2030	1,635	1,656
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	374	368
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,554	1,557
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	151	144
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	723	660
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	711	726
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	620	624
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	1,615	1,633
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	735	744
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	600	616
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,720	1,786
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	1,300	1,303
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	660	662
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	93	86
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	480	470
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	471	445
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	43	43
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	130	130
SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	365	370
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	472
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	158	150
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	71	67
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	375	382
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	470	481
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	596
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,964	1,984
Exeter Select Automobile Receivables Trust Series 2025-1, Class C, 5.40%, 8/15/2031	1,621	1,644
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	551	556
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	234	236
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	1,099
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	392
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	930	932
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	720	685
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	568	592
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	514	512
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	253	253
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	205	209
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	2,111	2,122
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	260	264
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	183	182
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	574	583
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	688	698
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,085	1,040
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	617	568
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	147	149
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	530	510
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	540	559
Lendbuzz Securitization Trust Series 2024-1A, Class B, 6.58%, 9/15/2029 (d)	470	481
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	560	570
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,065	1,031
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	497	507
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	1,282	1,299
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	390	367
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	52	49
Series 2025-1A, Class B, 5.21%, 9/22/2042 (d)	550	554
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	1,467	1,478
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	286	289
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	344	350
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	234	231
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	1,060	1,044
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	564
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,470	1,500
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	476
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	715	722
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	247
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	756	737
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	270	270
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	200	200
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	23	23
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	975	917
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (h)	787	786
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (d)	805	757
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	53

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	605	556
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	1,360	1,236
Series 2025-SFR3, Class A, 3.39%, 7/17/2030 (d) (f)	2,170	2,040
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	915
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	285	267
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	220	204
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	355	327
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	780	732
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	570	574
Reach ABS Trust
Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	725	733
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	450	455
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	39	39
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	508	505
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	750	761
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,237
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	380	393
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	660	686
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,230	1,256
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	70	69
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	77	75
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	240	242
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	1,175	1,183
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	495	500
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	853	856
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	425	421
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	105	105
Series 2019-2, Class B, 3.50%, 5/1/2028	228	219
Series 2018-1, Class A, 3.70%, 3/1/2030	422	393
Series 2024-1, Class AA, 5.45%, 2/15/2037	670	676
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	3	3
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	1,000	1,002
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (g)	111	111
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (d) (g)	84	84
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	125	125
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (d) (g)	58	58
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (d) (g)	188	188
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	95	94
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	941	954
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	454	460
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	400	409
Total Asset-Backed Securities (Cost $84,185)		84,974
Collateralized Mortgage Obligations — 1.6%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 ‡ (d) (g)	465	465
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (d) (h)	920	879
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.01%, 7/25/2043 (d) (h)	695	717
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (d) (g)	330	333
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (h)	561	552
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	766	703
Series 2017-4, Class M45T, 4.50%, 6/25/2057	508	490
Series 2019-1, Class MT, 3.50%, 7/25/2058	297	265
Series 2019-1, Class M55D, 4.00%, 7/25/2058	780	728
Series 2019-2, Class M55D, 4.00%, 8/25/2058	745	697
Series 2019-3, Class M55D, 4.00%, 10/25/2058	766	717
SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-4, Class M55D, 4.00%, 2/25/2059	316	294
Series 2020-1, Class M55G, 3.00%, 8/25/2059	706	633
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	906	809
Series 2020-3, Class TTW, 3.00%, 5/25/2060	733	692
Series 2022-1, Class MTU, 3.25%, 11/25/2061	294	253
Series 2024-2, Class MT, 3.50%, 5/25/2064	1,103	955
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	851	772
Series 4065, Class QB, 3.00%, 6/15/2042	675	635
Series 4941, Class KG, 2.00%, 12/15/2047	1,184	1,009
Series 5147, Class PC, 1.50%, 10/25/2048	2,688	2,200
Series 5174, Class IG, IO, 3.00%, 1/25/2050	4,741	610
Series 4995, Class QE, 1.25%, 7/25/2050	2,957	2,264
Series 5054, Class PB, 1.00%, 11/25/2050	1,209	943
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,539	939
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,157	573
Series 5225, Class QL, 4.00%, 5/25/2052	810	683
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	290	303
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	124	125
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	252	246
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	612
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	704
Series 2020-54, Class MA, 1.50%, 8/25/2050	342	284
Series 2021-3, Class ME, 1.00%, 2/25/2051	248	189
Series 2022-4, Class TA, 1.00%, 4/25/2051	767	617
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,655	1,019
Series 2022-46, Class GZ, 4.50%, 7/25/2052	771	695
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,870	1,535
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,242	1,198
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,625	2,467
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	575	586
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	178	178
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	3,781	432
Series 2016-61, Class A, 2.00%, 9/20/2042	265	223
Series 2021-83, Class KB, 1.25%, 5/20/2051	369	288
Series 2022-93, Class JZ, 4.50%, 5/20/2052	494	338
Series 2022-105, Class SG, IF, IO, 1.75%, 6/20/2052 (h)	3,053	318
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,945	1,868
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-H06, Class HB, 5.10%, 3/20/2064 (h)	56	56
Series 2015-H11, Class FC, 5.00%, 5/20/2065 (h)	198	198
Series 2015-H18, Class FA, 4.90%, 6/20/2065 (h)	72	72
Series 2021-H14, Class YD, 7.26%, 6/20/2071 (h)	1,009	855
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	322	322
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	880	878
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	1,080	1,086
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	1,950	1,965
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	2,275	2,278
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	505	503
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (d)	430	408
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	400	397
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	515	516
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	2,669	2,442
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	570	570
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,688	1,470
Total Collateralized Mortgage Obligations (Cost $49,871)		49,051
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	648
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	870	844
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.11%, 7/25/2041 (d) (h)	226	222
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	583	571
Series K754, Class AM, 4.94%, 11/25/2030 (h)	610	628
Series K-1510, Class A2, 3.72%, 1/25/2031	265	257
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	55

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	800	766
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	496	474
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (h)	1,963	82
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	554	475
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	725	618
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,590	1,379
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	18	18
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (h)	830	832
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,925	2,751
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2	2
Series 2021-M3, Class X1, IO, 2.02%, 11/25/2033 (h)	1,223	81
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	570	535
Series 2015-K48, Class C, 3.89%, 8/25/2048 (d) (h)	13	13
Series 2016-K56, Class B, 4.09%, 6/25/2049 (d) (h)	415	410
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (h)	415	409
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	1,015	993
Series 2019-K97, Class B, 3.90%, 9/25/2051 (d) (h)	900	869
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.31%, 11/25/2053 (d) (h)	776	804
Series 2024-01, Class M7, 7.06%, 7/25/2054 (d) (h)	410	413
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	400	409
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	811
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (d) (h)	505	515
Total Commercial Mortgage-Backed Securities (Cost $16,993)		16,829
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	167
Republic of Peru 2.78%, 12/1/2060	147	79
United Mexican States
6.00%, 5/13/2030	251	260
5.85%, 7/2/2032 (f)	654	662
3.50%, 2/12/2034	730	616
6.88%, 5/13/2037	369	385
6.34%, 5/4/2053	200	184
Total Foreign Government Securities (Cost $2,542)		2,353
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	207
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (j) (Cost $61,547)	61,547	61,547
Total Investments — 100.1% (Cost $2,328,092)		2,960,307
Liabilities in Excess of Other Assets — (0.1)%		(2,478)
NET ASSETS — 100.0%		2,957,829

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June
30, 2025. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2025.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	202	09/19/2025	USD	22,128	573
S&P MidCap 400 E-Mini Index	94	09/19/2025	USD	29,373	565
U.S. Treasury 10 Year Note	221	09/19/2025	USD	24,780	573
U.S. Treasury 10 Year Ultra Note	143	09/19/2025	USD	16,338	403
U.S. Treasury Ultra Bond	45	09/19/2025	USD	5,355	219
U.S. Treasury 2 Year Note	152	09/30/2025	USD	31,623	130
					2,463
Short Contracts
U.S. Treasury Long Bond	(75)	09/19/2025	USD	(8,653)	(133)
U.S. Treasury 5 Year Note	(4)	09/30/2025	USD	(436)	(5)
					(138)
					2,325

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	57

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 64.1%
Fixed Income — 24.2%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	87,093	630,556
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,684	29,552
JPMorgan High Yield Fund Class R6 Shares (a)	19,255	126,122
Total Fixed Income		786,230
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,524	103,520
U.S. Equity — 36.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,806	1,192,592
Total Investment Companies (Cost $1,518,333)		2,082,342
Exchange-Traded Funds — 27.7%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	487	44,886
International Equity — 20.6%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,790	104,120
JPMorgan BetaBuilders International Equity ETF (a)	8,353	563,831
Total International Equity		667,951
U.S. Equity — 5.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,278	124,470
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	929	61,301
Total U.S. Equity		185,771
Total Exchange-Traded Funds (Cost $671,046)		898,608
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 1.7%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	645
6.53%, 5/1/2034	50	54
3.75%, 2/1/2050	250	177
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	237
5.40%, 7/31/2033	61	63
Leidos, Inc. 5.75%, 3/15/2033	50	52
Northrop Grumman Corp. 3.85%, 4/15/2045	90	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
RTX Corp.
3.75%, 11/1/2046	80	61
2.82%, 9/1/2051	70	43
		1,403
Automobiles — 0.0% ^
Hyundai Capital America
2.38%, 10/15/2027 (b)	198	188
4.55%, 9/26/2029 (b)	100	99
		287
Banks — 0.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	200	204
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	200	212
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	200	204
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	204
5.59%, 8/8/2028	200	207
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	130	133
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	130	135
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	610	546
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	80	84
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	30	31
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	200	206
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	200	207
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	200	204
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	200	204
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	200	204
(SOFR + 2.42%), 6.04%, 3/12/2055 (c)	216	222
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	275	281
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	200	205
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	280	285
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	200	208
BPCE SA (France)
5.28%, 5/30/2029 (b)	250	257
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	250	255
SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	250	256
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	250	258
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	200	205
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	200	202
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	400	392
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	630	643
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	684	681
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	268	240
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	250	254
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	250	256
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	200	202
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	305	308
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (b)	200	205
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	316	329
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	650	616
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	245	250
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	80	82
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	330	334
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	250	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c) (d)	200	200
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	400	397
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	275	278
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	115	117
(SOFR + 1.93%), 5.07%, 1/24/2034 (c)	266	267
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	170	170
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	75	78
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	215	215
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (c)	400	427
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	200	206
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	350	376
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	65	70
(SOFR + 1.31%), 5.07%, 5/20/2031 (c)	150	152
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	185	185
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	62	64
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (c)	115	117
Wells Fargo & Co.
(SOFR + 1.37%), 4.97%, 4/23/2029 (c)	100	101
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	85	88
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	30	31
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	330	341
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	300	308
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	265	266
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	18	14
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	120	102
		15,643
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	174
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	59

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	255	260
4.05%, 11/21/2039	300	263
Amgen, Inc. 5.65%, 3/2/2053	335	327
Biogen, Inc. 5.75%, 5/15/2035	80	82
Gilead Sciences, Inc. 2.60%, 10/1/2040	332	238
		1,170
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	118
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	41
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	60	66
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	42
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	300	291
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	150	146
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	150	153
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	350	368
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	155	157
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	80	85
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	175	182
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	185	188
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	385	388
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	150	131
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	110	112
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	105	107
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	20	21
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	140	145
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	70	71
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	550	482
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	40	41
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	95	96
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	40	30
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	40	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	260	270
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (b) (c)	310	299
		3,911
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	304	315
EIDP, Inc.
5.13%, 5/15/2032	155	158
4.80%, 5/15/2033	75	74
RPM International, Inc. 2.95%, 1/15/2032	61	54
		601
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (b)	200	211
5.04%, 3/25/2030 (b)	95	96
		307
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	292
6.10%, 1/15/2027	400	409
Aircastle Ltd. 5.25%, 3/15/2030 (b)	150	151
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	120	123
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	259	259
2.53%, 11/18/2027 (b)	369	351
4.95%, 1/15/2028 (b)	95	95
5.75%, 3/1/2029 (b)	304	312
5.75%, 11/15/2029 (b)	205	210
5.15%, 1/15/2030 (b)	150	151
Capital One Financial Corp. (SOFR + 1.91%), 5.70%, 2/1/2030 (c)	60	62
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	202
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	165	167
5.15%, 3/17/2030 (b)	75	75
		2,859
SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	50
5.50%, 9/15/2054	40	38
		88
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	49	48
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	200	203
Sonoco Products Co. 5.00%, 9/1/2034	100	97
		348
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	16
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	70
WP Carey, Inc.
2.40%, 2/1/2031	36	32
2.45%, 2/1/2032	40	34
		136
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
3.50%, 6/1/2041	128	100
3.55%, 9/15/2055	76	51
Sprint Capital Corp. 6.88%, 11/15/2028	30	32
Verizon Communications, Inc.
4.78%, 2/15/2035	13	13
5.40%, 7/2/2037 (b)	117	118
2.65%, 11/20/2040	44	31
		345
Electric Utilities — 0.2%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	58
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	176
5.65%, 6/1/2054	80	79
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	223
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	68
Series B, 3.65%, 3/1/2052	45	33
Duke Energy Corp. 6.10%, 9/15/2053	70	71
Duke Energy Florida LLC 5.95%, 11/15/2052	62	64
Duke Energy Progress LLC 2.90%, 8/15/2051	40	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	521	529
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	20	17
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	250	260
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	143
Entergy Arkansas LLC 5.75%, 6/1/2054	70	69
Entergy Louisiana LLC
4.00%, 3/15/2033	40	38
5.70%, 3/15/2054	100	99
Entergy Mississippi LLC 5.00%, 9/1/2033	100	100
Evergy Metro, Inc. 4.95%, 4/15/2033	89	89
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	226	226
Eversource Energy 3.38%, 3/1/2032	290	264
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	215	210
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	274	232
Florida Power & Light Co. 5.30%, 4/1/2053	50	48
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	36
Interstate Power and Light Co. 4.95%, 9/30/2034	55	54
ITC Holdings Corp. 5.40%, 6/1/2033 (b)	200	202
Jersey Central Power & Light Co. 5.10%, 1/15/2035	45	45
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	41
Monongahela Power Co. 5.85%, 2/15/2034 (b)	30	31
Nevada Power Co. 6.00%, 3/15/2054	30	31
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	62	38
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	106
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (b)	45	45
Northern States Power Co. 5.10%, 5/15/2053	100	92
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	118	112
Ohio Power Co. 5.00%, 6/1/2033	70	70
Pacific Gas and Electric Co.
6.15%, 1/15/2033	100	103
6.40%, 6/15/2033	97	101
5.80%, 5/15/2034	53	53
6.00%, 8/15/2035	155	157
3.75%, 8/15/2042 (e)	322	230
6.75%, 1/15/2053	5	5
5.90%, 10/1/2054	15	14
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	61

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,040	1,031
Series A-3, 5.54%, 7/15/2047	65	63
Series A-3, 5.53%, 6/1/2049	170	167
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	28
Series A-5, 5.10%, 6/1/2052	35	32
PPL Capital Funding, Inc. 5.25%, 9/1/2034	70	71
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	43
Public Service Co. of Oklahoma
5.25%, 1/15/2033	70	71
5.20%, 1/15/2035	30	30
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	50	48
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	60
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	47	48
Southern California Edison Co.
5.45%, 6/1/2031	170	173
Series C, 4.13%, 3/1/2048	150	109
5.70%, 3/1/2053	25	22
5.88%, 12/1/2053	67	61
5.75%, 4/15/2054	125	112
5.90%, 3/1/2055	70	64
Tucson Electric Power Co. 5.50%, 4/15/2053	90	85
Union Electric Co.
5.20%, 4/1/2034	150	153
3.90%, 4/1/2052	163	124
5.45%, 3/15/2053	50	48
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	74	77
5.70%, 12/30/2034 (b)	45	46
		7,463
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	250	257
4.00%, 4/14/2032	500	474
		731
Financial Services — 0.0% ^
Fiserv, Inc. 5.15%, 8/12/2034	300	301
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (b)	250	256
Shell International Finance BV 3.13%, 11/7/2049	52	35
		592
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	127	123
J M Smucker Co. (The)
6.20%, 11/15/2033	30	32
6.50%, 11/15/2053	25	27
JBS USA Holding Lux Sarl
6.75%, 3/15/2034	260	284
5.50%, 1/15/2036 (b) (d)	110	110
6.38%, 4/15/2066 (b) (d)	110	111
JBS USA Holding Lux SARL 3.00%, 5/15/2032	100	88
JBS USA LUX Sarl 5.95%, 4/20/2035 (b)	50	52
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	49
4.38%, 6/1/2046	29	23
Mars, Inc. 5.65%, 5/1/2045 (b)	205	206
		1,105
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	28
Southern California Gas Co. 6.35%, 11/15/2052	125	134
		162
Ground Transportation — 0.0% ^
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	80	79
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	33
ERAC USA Finance LLC 5.00%, 2/15/2029 (b)	150	153
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	80	83
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	150	146
Uber Technologies, Inc. 4.80%, 9/15/2034	65	64
Union Pacific Corp. 3.55%, 8/15/2039	70	59
		617
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
DH Europe Finance II SARL 3.25%, 11/15/2039	230	185
Solventum Corp. 5.60%, 3/23/2034	146	150
		352
SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	37
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	15
Cencora, Inc.
5.13%, 2/15/2034	290	292
4.25%, 3/1/2045	100	82
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	43
CommonSpirit Health 2.78%, 10/1/2030	74	68
HCA, Inc.
3.63%, 3/15/2032	48	44
5.60%, 4/1/2034	310	317
5.45%, 9/15/2034	70	71
5.75%, 3/1/2035	112	115
5.50%, 6/15/2047	25	23
3.50%, 7/15/2051	23	15
5.95%, 9/15/2054	55	54
6.10%, 4/1/2064	140	137
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	27
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	25
		1,365
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	25	22
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	150	150
Starbucks Corp. 3.35%, 3/12/2050	52	35
		185
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	140	142
Constellation Energy Generation LLC 5.75%, 10/1/2041	40	40
Southern Power Co. 5.15%, 9/15/2041	174	165
		347
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	110	104
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	60	60
Prologis LP 5.25%, 3/15/2054	138	129
		189
Insurance — 0.1%
Aon North America, Inc. 5.75%, 3/1/2054	130	128
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	31
Brown & Brown, Inc. 2.38%, 3/15/2031	292	257
Corebridge Global Funding 5.90%, 9/19/2028 (b)	60	63
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	55	57
F&G Global Funding 5.88%, 6/10/2027 (b)	200	204
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	200	231
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	156	115
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	40	37
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	57
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	70	57
3.30%, 5/15/2050 (b)	96	64
		1,301
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.40%, 8/15/2054	100	97
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	65
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	66
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	392	349
3.50%, 3/1/2042	35	25
3.70%, 4/1/2051	96	64
Comcast Corp.
3.25%, 11/1/2039	334	262
2.80%, 1/15/2051	130	78
5.35%, 5/15/2053	180	167
		945
Metals & Mining — 0.0% ^
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (b)	75	77
5.37%, 4/4/2029 (b)	240	246
5.63%, 4/4/2034 (b)	100	102
		425
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	27
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	63

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	30	22
DTE Energy Co. 5.10%, 3/1/2029	200	204
Engie SA (France) 5.63%, 4/10/2034 (b)	290	299
NiSource, Inc. 5.20%, 7/1/2029	100	103
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	82
Puget Energy, Inc. 5.73%, 3/15/2035 (b)	45	45
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	44
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	262
		1,134
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	54	48
Oil, Gas & Consumable Fuels — 0.1%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	180	176
BP Capital Markets America, Inc. 2.77%, 11/10/2050	44	27
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b) (d)	55	55
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	72
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	44	44
5.68%, 1/15/2034 (b)	192	194
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (b)	93	86
ConocoPhillips Co. 5.50%, 1/15/2055	170	161
Coterra Energy, Inc. 5.40%, 2/15/2035	115	114
Devon Energy Corp. 5.75%, 9/15/2054	115	104
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	60	62
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	62
5.63%, 4/5/2034	150	154
Energy Transfer LP
5.25%, 7/1/2029	150	154
5.00%, 5/15/2044 (e)	105	90
6.00%, 6/15/2048	55	53
Exxon Mobil Corp. 3.00%, 8/16/2039	146	114
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	30	24
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	498	495
Kinder Morgan, Inc. 7.80%, 8/1/2031	300	345
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
MPLX LP
5.50%, 6/1/2034	150	151
5.40%, 4/1/2035	65	65
4.50%, 4/15/2038	52	46
5.95%, 4/1/2055	55	52
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	40	36
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	20	19
Occidental Petroleum Corp. 5.20%, 8/1/2029	50	50
Ovintiv, Inc. 6.25%, 7/15/2033	150	155
Plains All American Pipeline LP 5.95%, 6/15/2035	125	128
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	35	35
5.03%, 10/1/2029 (b)	40	40
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	71
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	155
Williams Cos., Inc. (The)
5.65%, 3/15/2033	40	42
5.60%, 3/15/2035	85	87
6.00%, 3/15/2055	25	25
		3,743
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	31	29
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	65
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	84	61
5.55%, 2/22/2054	13	13
5.65%, 2/22/2064	125	121
Eli Lilly & Co. 5.00%, 2/9/2054	210	196
Merck & Co., Inc.
4.00%, 3/7/2049	50	40
2.90%, 12/10/2061	55	32
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	110	104
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	299
3.18%, 7/9/2050	200	131
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	37	37
		1,034
SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	41
UDR, Inc. 2.10%, 8/1/2032	88	73
		114
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	38
2.50%, 8/16/2031	20	17
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	60	61
		168
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	34
Broadcom, Inc.
5.05%, 7/12/2029	250	256
4.55%, 2/15/2032	151	150
3.19%, 11/15/2036 (b)	148	123
Intel Corp.
3.73%, 12/8/2047	50	35
3.25%, 11/15/2049	70	44
3.05%, 8/12/2051	70	42
KLA Corp. 3.30%, 3/1/2050	130	90
Marvell Technology, Inc. 2.95%, 4/15/2031	220	200
NXP BV (Netherlands)
2.50%, 5/11/2031	70	61
5.00%, 1/15/2033	30	30
3.25%, 5/11/2041	75	55
QUALCOMM, Inc. 4.50%, 5/20/2052	30	25
Texas Instruments, Inc. 5.05%, 5/18/2063	249	228
		1,373
Software — 0.0% ^
Cadence Design Systems, Inc. 4.70%, 9/10/2034	164	162
Oracle Corp.
4.90%, 2/6/2033	60	60
3.80%, 11/15/2037	184	158
3.65%, 3/25/2041	130	103
3.60%, 4/1/2050	50	35
Roper Technologies, Inc. 1.75%, 2/15/2031	47	40
Synopsys, Inc. 5.70%, 4/1/2055	125	124
		682
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialized REITs — 0.0% ^
American Tower Corp. 5.00%, 1/31/2030	135	138
Crown Castle, Inc. 5.80%, 3/1/2034	35	36
		174
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	33
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	75
Dell International LLC 5.30%, 4/1/2032	280	286
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	200	194
		555
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	61
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	87
4.39%, 8/15/2037	55	49
		197
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	100	101
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	222
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	89
3.40%, 10/15/2052	185	124
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	144
		357
Total Corporate Bonds (Cost $54,685)		53,609
Mortgage-Backed Securities — 1.5%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	311
Pool # WA1626, 3.45%, 8/1/2032	476	449
Pool # WN3225, 3.80%, 10/1/2034	200	187
Pool # WS4004, 4.40%, 9/1/2036	295	285
FHLMC UMBS, 30 Year
Pool # QA5290, 2.50%, 12/1/2049	426	358
Pool # QB8503, 2.50%, 2/1/2051	220	184
Pool # SD4767, 2.50%, 2/1/2051	477	401
Pool # QC9443, 2.50%, 10/1/2051	478	400
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	65

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD5768, 3.00%, 1/1/2052	836	730
Pool # QD7596, 2.50%, 2/1/2052	813	682
Pool # RA6815, 2.50%, 2/1/2052	743	623
Pool # SD3952, 2.50%, 3/1/2052	875	734
Pool # SD1373, 3.00%, 5/1/2052	474	415
Pool # QE1637, 4.00%, 5/1/2052	58	54
Pool # QE1832, 4.50%, 5/1/2052	76	74
Pool # SD4119, 3.00%, 8/1/2052	403	352
Pool # SD3684, 4.50%, 11/1/2052	754	723
Pool # QH9763, 6.00%, 1/1/2054	169	173
Pool # QI5618, 6.50%, 5/1/2054	668	696
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	394	358
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	75	72
Pool # BK2113, 2.50%, 3/1/2050	178	149
Pool # CA5658, 2.50%, 5/1/2050	58	49
Pool # FM3118, 3.00%, 5/1/2050	127	113
Pool # BP8608, 2.50%, 6/1/2050	121	102
Pool # BP9250, 2.50%, 7/1/2050	675	570
Pool # CA6635, 2.50%, 8/1/2050	108	91
Pool # FP0059, 2.50%, 8/1/2050	386	322
Pool # BP7667, 2.50%, 12/1/2050	286	242
Pool # BR4318, 3.00%, 1/1/2051	152	134
Pool # BQ8009, 4.00%, 2/1/2051	352	332
Pool # BQ8010, 4.00%, 2/1/2051	285	269
Pool # CB0189, 3.00%, 4/1/2051	111	96
Pool # CB0458, 2.50%, 5/1/2051	571	478
Pool # FM7916, 2.50%, 6/1/2051	108	91
Pool # FM7957, 2.50%, 7/1/2051	1,069	898
Pool # CB1301, 2.50%, 8/1/2051	279	234
Pool # FM8247, 2.50%, 8/1/2051	153	129
Pool # CB1908, 2.50%, 10/1/2051	868	727
Pool # FM9491, 2.50%, 11/1/2051	592	497
Pool # FS4624, 2.50%, 11/1/2051	140	117
Pool # CB2170, 3.00%, 11/1/2051	206	179
Pool # BU1805, 2.50%, 12/1/2051	222	185
Pool # CB2313, 2.50%, 12/1/2051	175	147
Pool # FS2559, 3.00%, 12/1/2051	465	406
Pool # CB2637, 2.50%, 1/1/2052	533	448
Pool # FS7749, 3.00%, 2/1/2052	496	434
Pool # BV0295, 3.50%, 2/1/2052	195	178
Pool # CB3608, 3.50%, 5/1/2052	637	576
Pool # BV6743, 4.50%, 5/1/2052	73	71
Pool # BV9515, 6.00%, 6/1/2052	92	94
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CB5380, 5.00%, 10/1/2052	311	306
Pool # BY4714, 5.00%, 6/1/2053	284	279
Pool # DA7753, 5.50%, 1/1/2054	139	139
Pool # DA0425, 6.00%, 2/1/2054	159	163
Pool # DA7754, 6.00%, 2/1/2054	624	639
Pool # CB8334, 5.50%, 4/1/2054	885	887
Pool # DB3860, 6.00%, 4/1/2054	420	427
Pool # DB3885, 6.50%, 5/1/2054	668	695
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	57	57
Pool # BL2588, 2.97%, 8/1/2026	290	285
Pool # BS7576, 4.86%, 12/1/2027	266	270
Pool # AM3010, 5.07%, 3/1/2028	101	103
Pool # BS6144, 3.97%, 1/1/2029	345	343
Pool # AM5319, 4.34%, 1/1/2029	88	89
Pool # BL1460, 3.74%, 2/1/2029	800	789
Pool # BS8149, 4.97%, 9/1/2029	300	309
Pool # BS4290, 1.95%, 10/1/2029	500	454
Pool # BL4956, 2.41%, 11/1/2029	306	285
Pool # BS7361, 4.76%, 1/1/2030	520	531
Pool # BL9252, 1.37%, 3/1/2030	109	96
Pool # BS0154, 1.28%, 4/1/2030	74	65
Pool # BZ0896, 5.43%, 7/1/2030	795	832
Pool # AM4789, 4.18%, 11/1/2030	51	51
Pool # BL9494, 1.46%, 12/1/2030	75	65
Pool # BL9652, 1.56%, 12/1/2030	379	333
Pool # BS6024, 3.96%, 2/1/2031	209	205
Pool # BS7290, 5.64%, 2/1/2031	540	570
Pool # BS7121, 5.15%, 3/1/2031	400	414
Pool # BS6203, 4.26%, 4/1/2031	146	144
Pool # BS8442, 4.74%, 4/1/2031	310	315
Pool # BS2915, 1.87%, 5/1/2031	60	52
Pool # BL2999, 3.15%, 6/1/2031	780	737
Pool # BS7813, 4.83%, 6/1/2031	206	210
Pool # BS6802, 4.93%, 6/1/2031	300	306
Pool # BL3774, 2.77%, 8/1/2031	100	92
Pool # BL3648, 2.85%, 8/1/2031	100	93
Pool # BL3700, 2.92%, 8/1/2031	99	92
Pool # BS5580, 3.68%, 1/1/2032	230	221
Pool # BS4654, 2.39%, 3/1/2032	234	208
Pool # BL5680, 2.44%, 3/1/2032	363	323
Pool # BZ2434, 4.95%, 3/1/2032	1,140	1,167
Pool # AN5952, 3.01%, 7/1/2032	97	90
Pool # AN6149, 3.14%, 7/1/2032	130	120
Pool # BS5530, 3.30%, 7/1/2032	422	393
SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8070, 5.35%, 7/1/2032	400	418
Pool # BS6345, 3.91%, 8/1/2032	115	111
Pool # BZ0884, 5.37%, 9/1/2032	943	985
Pool # BS6822, 3.81%, 10/1/2032	220	211
Pool # BS8528, 4.31%, 10/1/2032	520	513
Pool # BS6872, 4.41%, 10/1/2032	85	85
Pool # BS6928, 4.55%, 10/1/2032	90	91
Pool # BS6954, 4.93%, 10/1/2032	175	179
Pool # BM6491, 1.46%, 11/1/2032 (f)	675	556
Pool # BM6492, 1.51%, 11/1/2032 (f)	853	704
Pool # BS6819, 4.12%, 11/1/2032	275	269
Pool # BS7090, 4.45%, 12/1/2032	508	507
Pool # BS8428, 4.41%, 1/1/2033	355	352
Pool # BS5357, 3.41%, 3/1/2033	169	156
Pool # BS8416, 4.56%, 5/1/2033	165	166
Pool # AN9752, 3.65%, 7/1/2033	310	294
Pool # BS5511, 3.45%, 8/1/2033	220	204
Pool # BS5127, 3.15%, 9/1/2033	130	117
Pool # BZ0430, 4.32%, 2/1/2034	450	443
Pool # BL7124, 1.93%, 6/1/2035	152	124
Pool # BZ0217, 5.22%, 8/1/2035	346	356
Pool # AN0375, 3.76%, 12/1/2035	159	151
Pool # BF0045, 4.50%, 3/1/2052	50	48
Pool # BF0091, 3.50%, 5/1/2056	224	201
Pool # BF0108, 4.50%, 6/1/2056	104	100
Pool # BF0189, 3.00%, 6/1/2057	133	115
Pool # BF0219, 3.50%, 9/1/2057	545	490
Pool # BF0230, 5.50%, 1/1/2058	204	210
Pool # BF0497, 3.00%, 7/1/2060	117	100
Pool # BF0537, 3.00%, 3/1/2061	487	411
Pool # BF0561, 3.00%, 9/1/2061	630	532
Pool # BF0578, 2.50%, 12/1/2061	962	763
Pool # BF0580, 3.50%, 12/1/2061	112	100
Pool # BF0732, 2.50%, 6/1/2063	654	533
Pool # BF0733, 3.00%, 6/1/2063	581	491
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	15	15
Pool # 784602, 4.00%, 5/20/2038	67	66
Pool # BS8546, 2.50%, 12/20/2050	238	200
Pool # 785294, 3.50%, 1/20/2051	242	217
Pool # CA8452, 3.00%, 2/20/2051	365	326
Pool # CA9005, 3.00%, 2/20/2051	336	307
Pool # CB1543, 3.00%, 2/20/2051	253	224
Pool # CA3588, 3.50%, 2/20/2051	260	236
Pool # CB1536, 3.50%, 2/20/2051	599	548
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CB1542, 3.00%, 3/20/2051	257	228
Pool # CB4433, 3.00%, 3/20/2051	413	359
Pool # CC0070, 3.00%, 3/20/2051	42	38
Pool # CC8726, 3.00%, 3/20/2051	52	46
Pool # CC8738, 3.00%, 3/20/2051	66	59
Pool # CC8723, 3.50%, 3/20/2051	647	588
Pool # CC0088, 4.00%, 3/20/2051	16	15
Pool # CC0092, 4.00%, 3/20/2051	30	28
Pool # CC8727, 3.00%, 4/20/2051	88	78
Pool # CC8739, 3.00%, 4/20/2051	253	224
Pool # CC8740, 3.00%, 4/20/2051	202	179
Pool # CC8751, 3.00%, 4/20/2051	46	41
Pool # CE9911, 3.00%, 7/20/2051	128	113
Pool # CE9913, 3.00%, 7/20/2051	73	65
Pool # CE9914, 3.00%, 7/20/2051	68	60
Pool # CE9915, 3.00%, 7/20/2051	121	108
Pool # CA3563, 3.50%, 7/20/2051	252	232
Pool # CE2586, 3.50%, 7/20/2051	268	244
Pool # CK1527, 3.50%, 12/20/2051	191	175
Pool # CJ8184, 3.50%, 1/20/2052	206	187
Pool # CK2716, 3.50%, 2/20/2052	183	164
Pool # CK8295, 5.00%, 3/20/2052	138	135
Pool # CN3557, 4.50%, 5/20/2052	109	106
Pool # CN3127, 5.00%, 8/20/2052	130	128
Pool # CU6748, 6.00%, 9/20/2053	262	269
Pool # DA2721, 5.50%, 3/20/2054	111	112
Pool # DB0470, 5.50%, 3/20/2054	739	741
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	205	182
Pool # CV6672, 5.00%, 7/20/2062	131	127
Pool # CU1093, 5.50%, 6/20/2063	94	93
Pool # CU1092, 6.00%, 6/20/2063	123	124
Pool # CT6283, 6.00%, 7/20/2063	206	208
Pool # CW0095, 6.00%, 7/20/2063	174	176
Total Mortgage-Backed Securities (Cost $51,058)		49,720
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
4.63%, 2/15/2040	760	764
3.13%, 2/15/2043	4,950	3,981
3.88%, 2/15/2043	605	542
3.63%, 8/15/2043	147	126
3.00%, 8/15/2048	6,630	4,903
1.63%, 11/15/2050	2,599	1,369
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	67

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.13%, 8/15/2053	1,645	1,469
4.25%, 2/15/2054	720	657
4.50%, 11/15/2054	145	138
U.S. Treasury Notes
4.00%, 12/15/2025 (g)	850	849
4.25%, 1/31/2026 (g)	4,641	4,641
4.25%, 11/30/2026	2,620	2,634
3.50%, 1/31/2028	3,645	3,626
3.75%, 4/15/2028	2,050	2,053
1.38%, 10/31/2028	3,690	3,421
4.25%, 1/31/2030	5,285	5,389
4.88%, 10/31/2030	7,800	8,188
3.50%, 2/15/2033	205	198
3.88%, 8/15/2034	1,930	1,884
4.25%, 5/15/2035	1,040	1,042
U.S. Treasury STRIPS Bonds 5.03%, 11/15/2040 (h)	210	100
Total U.S. Treasury Obligations (Cost $48,739)		47,974
Asset-Backed Securities — 0.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	33	30
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	170	164
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	105	101
Series 2016-3, Class AA, 3.00%, 10/15/2028	72	68
Series 2017-2, Class A, 3.60%, 10/15/2029	621	573
Series 2021-1, Class B, 3.95%, 7/11/2030	143	134
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	100	101
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	205	207
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	202	202
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	100	97
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b) (e)	330	314
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	240	226
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 7/17/2046 (b)	404	372
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	285	289
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	155	159
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	445	428
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	510	485
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	570	577
Series 2024-1, Class D, 6.03%, 11/15/2029	170	173
Series 2024-2, Class C, 6.07%, 2/15/2030	610	622
Series 2025-1, Class D, 5.64%, 11/15/2030	610	618
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	85	84
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	571	572
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	253
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	200	183
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (f)	264	269
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (b) (f)	436	428
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	230	231
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (b)	350	354
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	270	273
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	155	159
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	635	659
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (b)	185	185
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	265	259
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	25	25
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	28	28
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	125	127
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	130	133
SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	58	55
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	100	102
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	120	123
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	255
Series 2025-3A, Class C, 5.09%, 10/15/2031	535	541
FHF Issuer Trust
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	111	113
Series 2024-1A, Class B, 6.26%, 3/15/2030 (b)	235	243
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	65	66
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	260	250
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	100	99
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	240	241
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	150	143
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	156	163
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	188	187
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	97	97
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (b)	785	797
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (f)	788	792
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (b)	183	181
Series 2024-2A, Class B, 5.65%, 3/25/2038 (b)	308	312
Series 2024-1B, Class B, 5.99%, 9/15/2039 (b)	286	291
Series 2024-1B, Class C, 6.62%, 9/15/2039 (b)	96	98
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (b)	193	192
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	205	208
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	246	249
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	221	212
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	140	128
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	170	164
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lendbuzz Securitization Trust Series 2024-1A, Class B, 6.58%, 9/15/2029 (b)	250	256
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (b)	200	203
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	195	189
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	199	203
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	79	75
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	102	103
Series 2024-1A, Class C, 6.20%, 2/20/2043 (b)	126	128
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (b)	310	298
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	355	350
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	140	142
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	145	147
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	225	224
Series 2022-1A, Class B, 5.07%, 6/14/2029 (b)	295	295
Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	190	192
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	155	151
Series 2025-A, Class B, 5.30%, 2/8/2033 (b)	105	105
Series 2025-A, Class C, 5.89%, 2/8/2033 (b)	100	100
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	5	5
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	270	254
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (b)	545	553
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (f)	54	53
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (f)	225	207
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (f)	500	454
Series 2025-SFR3, Class C, 3.39%, 7/17/2030 (b) (d)	315	287
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (b)	250	245
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	100	94
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	69

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (f)	100	93
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (f)	125	115
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (b)	285	267
Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (b)	650	603
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	565	526
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	195	196
Reach ABS Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (b)	190	192
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	8	8
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	104	103
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	600	609
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	120	121
Series 2024-2, Class C, 5.84%, 6/17/2030	480	491
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (b)	900	907
Series 2024-A, Class A4, 5.24%, 1/22/2029 (b)	325	327
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	195	196
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	145	150
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	170	177
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	325	332
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	29	29
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	16	15
Series 2022-2A, Class C, 6.36%, 6/20/2040 (b)	75	75
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	87	88
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	320	322
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	295	298
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	379	380
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	105	104
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	39	38
Series 2018-1, Class A, 3.70%, 3/1/2030	85	79
Series 2024-1, Class AA, 5.45%, 2/15/2037	335	338
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (e)	23	23
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (b) (e)	20	20
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (e)	37	37
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (b) (e)	18	18
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (e)	39	39
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	298	302
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	186	189
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	200	201
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	100	102
Total Asset-Backed Securities (Cost $29,436)		29,887
Collateralized Mortgage Obligations — 0.5%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 ‡ (b) (e)	130	130
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.01%, 7/25/2043 (b) (f)	190	196
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (b) (e)	100	101
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (b) (f)	212	209
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	212	181
Series 2018-1, Class M60C, 3.50%, 5/25/2057	154	141
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (f)	201	187
Series 2018-2, Class M55D, 4.00%, 11/25/2057	261	244
Series 2018-4, Class M55D, 4.00%, 3/25/2058	127	119
Series 2019-1, Class MT, 3.50%, 7/25/2058	76	68
Series 2019-1, Class M55D, 4.00%, 7/25/2058	306	286
Series 2019-2, Class M55D, 4.00%, 8/25/2058	227	213
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	183
Series 2019-3, Class M55D, 4.00%, 10/25/2058	216	202
SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-4, Class M55D, 4.00%, 2/25/2059	80	75
Series 2020-3, Class MT, 2.00%, 5/25/2060	640	507
Series 2022-1, Class MTU, 3.25%, 11/25/2061	75	64
Series 2024-2, Class MT, 3.50%, 5/25/2064	406	351
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	204	208
Series 3674, Class HZ, 5.50%, 5/15/2040	364	384
Series 4065, Class QB, 3.00%, 6/15/2042	185	174
Series 4116, Class UC, 2.50%, 10/15/2042	188	137
Series 4941, Class KG, 2.00%, 12/15/2047	507	432
Series 4941, Class IA, IO, 4.50%, 7/25/2049	651	148
Series 5174, Class IG, IO, 3.00%, 1/25/2050	1,769	228
Series 5054, Class PB, 1.00%, 11/25/2050	403	314
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,668	345
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,290	178
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	60	63
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	106	107
Series 2002-T4, Class A1, 6.50%, 12/25/2041	13	13
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	74	74
Series 2018-72, Class VB, 3.50%, 10/25/2031	233	228
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	166
Series 2011-41, Class KA, 4.00%, 1/25/2041	2	2
Series 2011-126, Class JB, 2.50%, 12/25/2041	446	416
Series 2012-108, Class PL, 3.00%, 10/25/2042	122	112
Series 2022-4, Class TA, 1.00%, 4/25/2051	210	169
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,709	374
Series 2025-18, Class MA, 0.50%, 9/25/2054	700	575
Series 2019-7, Class CA, 3.50%, 11/25/2057	250	242
Series 2018-75, Class UZ, 4.00%, 10/25/2058	889	835
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	119	122
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	995	114
Series 2016-61, Class A, 2.00%, 9/20/2042	345	290
Series 2020-32, Class IA, IO, 4.04%, 3/16/2047 (f)	2,714	490
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	215
Series 2020-185, Class PE, 1.50%, 12/20/2050	238	185
Series 2021-83, Class KB, 1.25%, 5/20/2051	280	219
Series 2022-105, Class SG, IF, IO, 1.75%, 6/20/2052 (f)	1,142	119
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-151, Class B, 4.25%, 9/20/2052	150	118
Series 2024-64, Class YH, 5.00%, 4/20/2054	715	687
Series 2012-H31, Class FD, 4.79%, 12/20/2062 (f)	38	38
Series 2024-57, Class PT, 4.50%, 4/20/2064	662	646
Series 2015-H16, Class FG, 4.89%, 7/20/2065 (f)	33	33
Series 2016-H13, Class FT, 5.03%, 5/20/2066 (f)	9	10
Series 2016-H26, Class FC, 5.45%, 12/20/2066 (f)	127	127
Series 2021-H14, Class YD, 7.26%, 6/20/2071 (f)	201	171
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 ‡ (b) (e)	685	659
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (e)	73	73
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (e)	325	324
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (e)	400	402
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	650	655
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	840	841
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (e)	185	184
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (b)	360	338
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (b) (e)	195	195
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	741	678
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (e)	220	220
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	352	306
Total Collateralized Mortgage Obligations (Cost $17,918)		17,840
Commercial Mortgage-Backed Securities — 0.2%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	170	164
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (f)	235	228
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 6.14%, 6/10/2037 (b) (f)	705	717
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	71

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.11%, 7/25/2041 (b) (f)	47	46
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	228
Series K140, Class A2, 2.25%, 1/25/2032	262	231
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	185	177
FNMA ACES
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (f)	1,498	66
Series 2017-M11, Class A2, 2.98%, 8/25/2029	128	122
Series 2020-M50, Class A2, 1.20%, 10/25/2030	123	116
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (f)	2,007	84
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (f)	185	158
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (f)	365	317
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (f)	4	4
Series 2024-M2, Class A2, 3.75%, 8/25/2033	875	823
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2	3
Series 2021-M3, Class X1, IO, 2.02%, 11/25/2033 (f)	712	47
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (f)	125	117
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (f)	90	89
Series 2016-K58, Class B, 3.87%, 9/25/2049 (b) (f)	465	459
Series 2017-K67, Class C, 4.08%, 9/25/2049 (b) (f)	375	367
Series 2020-K737, Class B, 3.44%, 1/25/2053 (b) (f)	120	118
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.31%, 11/25/2053 (b) (f)	198	205
Series 2024-01, Class M7, 7.06%, 7/25/2054 (b) (f)	152	154
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	150	153
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	195	171
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (b) (f)	170	173
Total Commercial Mortgage-Backed Securities (Cost $5,532)		5,537
Foreign Government Securities — 0.0% ^
United Mexican States
5.85%, 7/2/2032 (d)	200	202
6.00%, 5/7/2036	200	197
6.88%, 5/13/2037	200	209
Total Foreign Government Securities (Cost $598)		608
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	56
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (j) (Cost $51,786)	51,786	51,786
Total Investments — 99.7% (Cost $2,449,186)		3,237,967
Other Assets in Excess of Liabilities — 0.3%		9,667
NET ASSETS — 100.0%		3,247,634

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June
30, 2025. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2025.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2025.

(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of June 30, 2025.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	222	09/19/2025	USD	24,319	630
S&P MidCap 400 E-Mini Index	104	09/19/2025	USD	32,498	625
U.S. Treasury 10 Year Note	105	09/19/2025	USD	11,773	256
U.S. Treasury 10 Year Ultra Note	77	09/19/2025	USD	8,797	217
U.S. Treasury Long Bond	26	09/19/2025	USD	3,000	97
U.S. Treasury 2 Year Note	25	09/30/2025	USD	5,201	21
U.S. Treasury 5 Year Note	10	09/30/2025	USD	1,090	14
					1,860
Short Contracts
U.S. Treasury Ultra Bond	(11)	09/19/2025	USD	(1,309)	(59)
					1,801

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	73

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.3%
Fixed Income — 20.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	12,426	128,481
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	53,181	385,029
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,983	18,822
JPMorgan High Yield Fund Class R6 Shares (a)	12,660	82,925
Total Fixed Income		615,257
International Equity — 3.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,826	109,189
U.S. Equity — 42.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,486	1,255,914
Total Investment Companies (Cost $1,383,041)		1,980,360
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	520	47,880
International Equity — 23.6%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,888	109,819
JPMorgan BetaBuilders International Equity ETF (a)	8,799	593,954
Total International Equity		703,773
U.S. Equity — 6.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,395	135,987
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,036	68,335
Total U.S. Equity		204,322
Total Exchange-Traded Funds (Cost $717,553)		955,975
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $4,234)	4,233	4,233
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $48,468)	48,468	48,468
Total Investments — 100.0% (Cost $2,153,296)		2,989,036
Other Assets in Excess of Liabilities — 0.0% ^		111
NET ASSETS — 100.0%		2,989,147

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	204	09/19/2025	USD	22,347	579
S&P MidCap 400 E-Mini Index	95	09/19/2025	USD	29,686	571
					1,150

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	75

JPMorgan SmartRetirement® Blend 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 63.0%
Fixed Income — 12.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	6,565	67,880
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	28,097	203,422
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,585	10,002
JPMorgan High Yield Fund Class R6 Shares (a)	7,545	49,420
Total Fixed Income		330,724
International Equity — 4.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,471	102,522
U.S. Equity — 46.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,708	1,183,496
Total Investment Companies (Cost $1,068,111)		1,616,742
Exchange-Traded Funds — 35.2%
Alternative Assets — 1.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	488	44,955
International Equity — 25.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,773	103,111
JPMorgan BetaBuilders International Equity ETF (a)	8,286	559,324
Total International Equity		662,435
U.S. Equity — 7.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,340	130,561
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,001	66,090
Total U.S. Equity		196,651
Total Exchange-Traded Funds (Cost $689,435)		904,041
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $3,583)	3,582	3,582
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $46,593)	46,593	46,593
Total Investments — 100.2% (Cost $1,807,722)		2,570,958
Liabilities in Excess of Other Assets — (0.2)%		(4,752)
NET ASSETS — 100.0%		2,566,206

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	175	09/19/2025	USD	19,170	497
S&P MidCap 400 E-Mini Index	82	09/19/2025	USD	25,623	493
					990

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	77

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.9%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,271	33,822
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,999	101,355
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	844	5,323
JPMorgan High Yield Fund Class R6 Shares (a)	4,543	29,758
Total Fixed Income		170,258
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,795	89,861
U.S. Equity — 48.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	11,147	1,038,072
Total Investment Companies (Cost $839,755)		1,298,191
Exchange-Traded Funds — 37.3%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	428	39,449
International Equity — 27.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,553	90,377
JPMorgan BetaBuilders International Equity ETF (a)	7,263	490,238
Total International Equity		580,615
U.S. Equity — 8.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,189	115,815
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	886	58,476
Total U.S. Equity		174,291
Total Exchange-Traded Funds (Cost $613,011)		794,355
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $2,968)	2,967	2,967
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $40,250)	40,250	40,250
Total Investments — 100.2% (Cost $1,495,984)		2,135,763
Liabilities in Excess of Other Assets — (0.2)%		(4,964)
NET ASSETS — 100.0%		2,130,799

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	145	09/19/2025	USD	15,884	411
S&P MidCap 400 E-Mini Index	68	09/19/2025	USD	21,249	409
					820

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	79

JPMorgan SmartRetirement® Blend 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.9%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,958	20,243
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	8,379	60,664
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	505	3,186
JPMorgan High Yield Fund Class R6 Shares (a)	2,719	17,811
Total Fixed Income		101,904
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,870	53,784
U.S. Equity — 48.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,671	621,314
Total Investment Companies (Cost $510,440)		777,002
Exchange-Traded Funds — 37.3%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	256	23,611
International Equity — 27.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	930	54,093
JPMorgan BetaBuilders International Equity ETF (a)	4,347	293,419
Total International Equity		347,512
U.S. Equity — 8.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	711	69,319
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	531	34,999
Total U.S. Equity		104,318
Total Exchange-Traded Funds (Cost $366,415)		475,441
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $1,774)	1,774	1,774
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $20,672)	20,672	20,672
Total Investments — 100.0% (Cost $899,301)		1,274,889
Other Assets in Excess of Liabilities — 0.0% ^		447
NET ASSETS — 100.0%		1,275,336

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	87	09/19/2025	USD	9,530	247
S&P MidCap 400 E-Mini Index	41	09/19/2025	USD	12,812	246
					493

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	81

JPMorgan SmartRetirement® Blend 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.9%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,123	11,617
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,808	34,813
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	290	1,828
JPMorgan High Yield Fund Class R6 Shares (a)	1,561	10,222
Total Fixed Income		58,480
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,647	30,866
U.S. Equity — 48.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,829	356,552
Total Investment Companies (Cost $322,612)		445,898
Exchange-Traded Funds — 37.3%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	147	13,550
International Equity — 27.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	534	31,042
JPMorgan BetaBuilders International Equity ETF (a)	2,494	168,386
Total International Equity		199,428
U.S. Equity — 8.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	408	39,780
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	305	20,085
Total U.S. Equity		59,865
Total Exchange-Traded Funds (Cost $218,714)		272,843
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $1,027)	1,027	1,027
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $13,179)	13,179	13,179
Total Investments — 100.1% (Cost $555,532)		732,947
Liabilities in Excess of Other Assets — (0.1)%		(1,034)
NET ASSETS — 100.0%		731,913

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	50	09/19/2025	USD	5,477	142
S&P MidCap 400 E-Mini Index	23	09/19/2025	USD	7,187	138
					280

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	83

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.8%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	128	1,325
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	549	3,971
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	33	209
JPMorgan High Yield Fund Class R6 Shares (a)	178	1,166
Total Fixed Income		6,671
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	188	3,522
U.S. Equity — 48.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	437	40,678
Total Investment Companies (Cost $44,322)		50,871
Exchange-Traded Funds — 37.0%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17	1,546
International Equity — 27.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	61	3,542
JPMorgan BetaBuilders International Equity ETF (a)	284	19,211
Total International Equity		22,753
U.S. Equity — 8.0%
iShares Russell 2000 ETF	10	2,197
SPDR S&P MidCap 400 ETF Trust	8	4,480
Total U.S. Equity		6,677
Total Exchange-Traded Funds (Cost $27,569)		30,976
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $250)	250	250
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c) (Cost $1,862)	1,862	1,862
Total Investments — 100.3% (Cost $74,003)		83,959
Liabilities in Excess of Other Assets — (0.3)%		(282)
NET ASSETS — 100.0%		83,677

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	6	09/19/2025	USD	657	17
S&P 500 Micro E-Mini Index	7	09/19/2025	USD	219	8
S&P MidCap 400 E-Mini Index	3	09/19/2025	USD	937	18
					43

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	85

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
ASSETS:
Investments in non-affiliates, at value	$482,237	$578,837	$766,351	$205,231
Investments in affiliates, at value	1,100,619	1,349,172	2,193,956	3,032,736
Cash	267	235	201	159
Receivables:
Investment securities sold	12,254	23,825	37,853	35,627
Investment securities sold — delayed delivery securities	909	1,203	4,501	—
Fund shares sold	2,550	1,015	2,440	1,311
Interest from non-affiliates	3,719	4,510	5,869	1,647
Dividends from affiliates	9	8	7	6
Variation margin on futures contracts	50	152	187	84
Due from adviser	25	25	1	98
Total Assets	1,602,639	1,958,982	3,011,366	3,276,899
LIABILITIES:
Payables:
Investment securities purchased	4,789	7,532	39,874	26,407
Investment securities purchased — delayed delivery securities	3,793	4,641	11,989	957
Fund shares redeemed	1,032	893	1,472	1,682
Accrued liabilities:
Administration fees	68	71	112	122
Distribution fees	1	3	3	4
Service fees	9	10	15	15
Custodian and accounting fees	6	18	22	24
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	— (a)
Other	50	51	50	54
Total Liabilities	9,748	13,219	53,537	29,265
Net Assets	$1,592,891	$1,945,763	$2,957,829	$3,247,634

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
NET ASSETS:
Paid-in-Capital	$1,441,376	$1,658,369	$2,385,437	$2,509,679
Total distributable earnings (loss)	151,515	287,394	572,392	737,955
Total Net Assets	$1,592,891	$1,945,763	$2,957,829	$3,247,634
Net Assets:
Class I	$921	$3,376	$7,380	$1,439
Class R2	174	1,696	588	260
Class R3	3,861	8,987	14,136	16,911
Class R4	32,354	30,383	45,699	47,540
Class R5	21,475	16,663	20,051	25,514
Class R6	1,534,106	1,884,658	2,869,975	3,155,970
Total	$1,592,891	$1,945,763	$2,957,829	$3,247,634
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	48	138	264	46
Class R2	9	70	21	8
Class R3	195	363	503	537
Class R4	1,680	1,242	1,642	1,516
Class R5	1,114	680	720	815
Class R6	79,510	76,964	103,015	100,588
Net Asset Value (a):
Class I — Offering and redemption price per share	$19.34	$24.55	$27.89	$31.42
Class R2 — Offering and redemption price per share	19.25	24.33	27.75	31.44
Class R3 — Offering and redemption price per share	19.80	24.78	28.13	31.48
Class R4 — Offering and redemption price per share	19.26	24.46	27.83	31.33
Class R5 — Offering and redemption price per share	19.27	24.49	27.85	31.37
Class R6 — Offering and redemption price per share	19.29	24.49	27.86	31.38
Cost of investments in non-affiliates	$503,867	$598,782	$791,948	$208,021
Cost of investments in affiliates	837,539	997,605	1,536,144	2,241,165

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
ASSETS:
Investments in non-affiliates, at value	$4,233	$3,582	$2,967	$1,774
Investments in affiliates, at value	2,984,803	2,567,376	2,132,796	1,273,115
Cash	139	124	109	69
Receivables:
Investment securities sold	31,656	22,591	11,504	7,751
Fund shares sold	1,177	1,399	1,690	1,241
Interest from non-affiliates	74	63	53	31
Dividends from affiliates	6	5	5	2
Variation margin on futures contracts	8	7	5	3
Due from adviser	63	11	—	—
Total Assets	3,022,159	2,595,158	2,149,129	1,283,986
LIABILITIES:
Payables:
Investment securities purchased	32,443	28,210	17,750	8,068
Fund shares redeemed	366	563	403	466
Accrued liabilities:
Investment advisory fees	—	—	12	2
Administration fees	114	96	78	43
Distribution fees	3	2	3	— (a)
Service fees	13	11	11	5
Custodian and accounting fees	14	12	10	7
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	— (a)
Other	59	58	63	59
Total Liabilities	33,012	28,952	18,330	8,650
Net Assets	$2,989,147	$2,566,206	$2,130,799	$1,275,336

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
NET ASSETS:
Paid-in-Capital	$2,186,071	$1,825,654	$1,504,644	$909,188
Total distributable earnings (loss)	803,076	740,552	626,155	366,148
Total Net Assets	$2,989,147	$2,566,206	$2,130,799	$1,275,336
Net Assets:
Class I	$4,204	$5,149	$1,395	$1,055
Class R2	625	10	1,085	74
Class R3	13,192	10,332	11,934	1,943
Class R4	41,789	33,429	34,061	19,467
Class R5	17,001	14,382	11,765	8,207
Class R6	2,912,336	2,502,904	2,070,559	1,244,590
Total	$2,989,147	$2,566,206	$2,130,799	$1,275,336
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	124	144	39	30
Class R2	19	1	30	2
Class R3	388	289	330	54
Class R4	1,238	937	946	545
Class R5	503	402	327	230
Class R6	86,136	69,968	57,408	34,727
Net Asset Value (a):
Class I — Offering and redemption price per share	$33.84	$35.73	$36.17	$35.84
Class R2 — Offering and redemption price per share	33.55	35.44	35.63	35.65
Class R3 — Offering and redemption price per share	34.03	35.84	36.21	35.74
Class R4 — Offering and redemption price per share	33.76	35.67	35.99	35.73
Class R5 — Offering and redemption price per share	33.81	35.74	36.05	35.82
Class R6 — Offering and redemption price per share	33.81	35.77	36.07	35.84
Cost of investments in non-affiliates	$4,234	$3,583	$2,968	$1,774
Cost of investments in affiliates	2,149,062	1,804,139	1,493,016	897,527

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$1,027	$6,927
Investments in affiliates, at value	731,920	77,032
Cash	40	7
Receivables:
Investment securities sold	3,522	540
Fund shares sold	861	355
Interest from non-affiliates	18	4
Dividends from non-affiliates	—	14
Dividends from affiliates	1	— (a)
Variation margin on futures contracts	2	1
Due from adviser	7	4
Total Assets	737,398	84,884
LIABILITIES:
Payables:
Investment securities purchased	5,031	1,076
Fund shares redeemed	350	106
Accrued liabilities:
Administration fees	20	— (a)
Distribution fees	— (a)	— (a)
Service fees	5	— (a)
Custodian and accounting fees	5	5
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	74	20
Total Liabilities	5,485	1,207
Net Assets	$731,913	$83,677

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
NET ASSETS:
Paid-in-Capital	$555,769	$73,602
Total distributable earnings (loss)	176,144	10,075
Total Net Assets	$731,913	$83,677
Net Assets:
Class I	$13,759	$52
Class R2	1,009	30
Class R3	444	208
Class R4	7,278	31
Class R5	3,782	320
Class R6	705,641	83,036
Total	$731,913	$83,677
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	492	2
Class R2	36	1
Class R3	16	10
Class R4	260	1
Class R5	135	15
Class R6	25,206	3,749
Net Asset Value (a):
Class I — Offering and redemption price per share	$27.95	$22.11
Class R2 — Offering and redemption price per share	27.73	22.04
Class R3 — Offering and redemption price per share	28.23	22.07
Class R4 — Offering and redemption price per share	27.97	22.11
Class R5 — Offering and redemption price per share	27.98	22.13
Class R6 — Offering and redemption price per share	28.00	22.15
Cost of investments in non-affiliates	$1,027	$6,410
Cost of investments in affiliates	554,505	67,593

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	91

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,968	$23,268	$28,172	$10,489
Interest income from affiliates	— (a)	1	1	2
Dividend income from affiliates	23,080	47,020	62,689	80,315
Total investment income	34,048	70,289	90,862	90,806
EXPENSES:
Investment advisory fees	1,328	3,012	4,221	4,600
Administration fees	666	1,508	2,113	2,303
Distribution fees:
Class R2	— (a)	8	2	3
Class R3	3	12	20	23
Service fees:
Class I	1	8	18	3
Class R2	— (a)	4	1	1
Class R3	3	12	20	23
Class R4	49	72	103	111
Class R5	14	16	19	24
Custodian and accounting fees	67	101	128	135
Interest expense to affiliates	1	4	4	5
Professional fees	40	44	47	48
Trustees’ and Chief Compliance Officer’s fees	28	31	33	33
Printing and mailing costs	39	49	55	66
Registration and filing fees	82	64	80	77
Transfer agency fees (See Note 2.J.)	12	21	28	30
Other	24	36	50	47
Total expenses	2,357	5,002	6,942	7,532
Less fees waived	(1,616)	(3,529)	(4,878)	(5,356)
Less expense reimbursements	(272)	(294)	(21)	(737)
Net expenses	469	1,179	2,043	1,439
Net investment income (loss)	33,579	69,110	88,819	89,367

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,392)	$(5,806)	$(3,479)	$(757)
Investments in affiliates	9,030	48,864	21,580	5,799
Futures contracts	(219)	78	749	(366)
Net realized gain (loss)	6,419	43,136	18,850	4,676
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,880	17,816	17,469	4,984
Investments in affiliates	68,695	72,603	193,242	272,567
Futures contracts	422	908	2,234	1,821
Change in net unrealized appreciation/depreciation	77,997	91,327	212,945	279,372
Net realized/unrealized gains (losses)	84,416	134,463	231,795	284,048
Change in net assets resulting from operations	$117,995	$203,573	$320,614	$373,415
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	93

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$169	$145	$119	$74
Interest income from affiliates	1	— (a)	2	—
Dividend income from affiliates	72,677	56,898	43,947	26,604
Total investment income	72,847	57,043	44,068	26,678
EXPENSES:
Investment advisory fees	4,161	3,571	2,900	1,755
Administration fees	2,083	1,788	1,452	879
Distribution fees:
Class R2	2	3	5	2
Class R3	19	15	13	4
Service fees:
Class I	10	12	3	2
Class R2	1	2	3	1
Class R3	19	15	13	4
Class R4	96	74	78	43
Class R5	15	13	10	7
Custodian and accounting fees	78	69	56	36
Interest expense to affiliates	4	3	1	1
Professional fees	47	45	44	41
Trustees’ and Chief Compliance Officer’s fees	32	31	30	28
Printing and mailing costs	68	71	71	69
Registration and filing fees	72	73	78	78
Transfer agency fees (See Note 2.J.)	29	25	21	17
Other	42	38	33	25
Total expenses	6,778	5,848	4,811	2,992
Less fees waived	(4,841)	(4,092)	(3,149)	(1,996)
Less expense reimbursements	(538)	(19)	(9)	(9)
Net expenses	1,399	1,737	1,653	987
Net investment income (loss)	71,448	55,306	42,415	25,691

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3	$2	$3	$3
Investments in affiliates	5,181	3,737	7,705	2,488
Futures contracts	258	(680)	152	(478)
Net realized gain (loss)	5,442	3,059	7,860	2,013
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5	4	3	2
Investments in affiliates	283,873	260,081	219,328	132,813
Futures contracts	1,187	1,022	846	509
Change in net unrealized appreciation/depreciation	285,065	261,107	220,177	133,324
Net realized/unrealized gains (losses)	290,507	264,166	228,037	135,337
Change in net assets resulting from operations	$361,955	$319,472	$270,452	$161,028
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	95

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$45	$4
Dividend income from non-affiliates	—	57
Dividend income from affiliates	14,921	1,253
Total investment income	14,966	1,314
EXPENSES:
Investment advisory fees	971	79
Administration fees	486	40
Distribution fees:
Class R2	4	— (a)
Class R3	— (a)	— (a)
Service fees:
Class I	32	— (a)
Class R2	2	— (a)
Class R3	— (a)	— (a)
Class R4	15	— (a)
Class R5	4	— (a)
Custodian and accounting fees	26	27
Interest expense to affiliates	— (a)	1
Professional fees	39	36
Trustees’ and Chief Compliance Officer’s fees	27	25
Printing and mailing costs	66	26
Registration and filing fees	115	109
Transfer agency fees (See Note 2.J.)	13	3
Other	20	14
Total expenses	1,820	360
Less fees waived	(1,216)	(118)
Less expense reimbursements	(35)	(206)
Net expenses	569	36
Net investment income (loss)	14,397	1,278
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2	(78)
Investments in affiliates	2,349	(459)
Futures contracts	47	(55)
Net realized gain (loss)	2,398	(592)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1	326
Investments in affiliates	75,101	6,817
Futures contracts	288	43
Change in net unrealized appreciation/depreciation	75,390	7,186
Net realized/unrealized gains (losses)	77,788	6,594
Change in net assets resulting from operations	$92,185	$7,872

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$33,579	$22,576	$69,110	$61,952
Net realized gain (loss)	6,419	(10,713)	43,136	(18,081)
Change in net unrealized appreciation/depreciation	77,997	46,033	91,327	140,769
Change in net assets resulting from operations	117,995	57,896	203,573	184,640
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(8)	(49)	(97)	(126)
Class R2	(1)	(1)	(42)	(32)
Class R3	(6)	—	(93)	(30)
Class R4	(538)	(416)	(930)	(712)
Class R5	(431)	(295)	(517)	(434)
Class R6	(24,208)	(19,758)	(65,869)	(55,666)
Total distributions to shareholders	(25,192)	(20,519)	(67,548)	(57,000)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	847,726	(53,958)	(111,299)	(93,676)
NET ASSETS:
Change in net assets	940,529	(16,581)	24,726	33,964
Beginning of period	652,362	668,943	1,921,037	1,887,073
End of period	$1,592,891	$652,362	$1,945,763	$1,921,037
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$88,819	$73,979	$89,367	$73,355
Net realized gain (loss)	18,850	(17,590)	4,676	(18,760)
Change in net unrealized appreciation/depreciation	212,945	221,591	279,372	275,831
Change in net assets resulting from operations	320,614	277,980	373,415	330,426
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(207)	(152)	(32)	(69)
Class R2	(10)	(6)	(14)	(8)
Class R3	(138)	(40)	(144)	(83)
Class R4	(1,119)	(865)	(1,113)	(846)
Class R5	(560)	(458)	(610)	(483)
Class R6	(80,521)	(65,405)	(80,771)	(63,247)
Total distributions to shareholders	(82,555)	(66,926)	(82,684)	(64,736)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	140,569	(698)	152,342	151,549
NET ASSETS:
Change in net assets	378,628	210,356	443,073	417,239
Beginning of period	2,579,201	2,368,845	2,804,561	2,387,322
End of period	$2,957,829	$2,579,201	$3,247,634	$2,804,561
SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$71,448	$60,757	$55,306	$47,545
Net realized gain (loss)	5,442	(12,413)	3,059	(6,968)
Change in net unrealized appreciation/depreciation	285,065	280,585	261,107	256,210
Change in net assets resulting from operations	361,955	328,929	319,472	296,787
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(95)	(69)	(98)	(119)
Class R2	(8)	(6)	(11)	(11)
Class R3	(113)	(29)	(66)	(41)
Class R4	(851)	(654)	(601)	(436)
Class R5	(358)	(279)	(281)	(223)
Class R6	(65,196)	(53,884)	(50,892)	(41,782)
Total distributions to shareholders	(66,621)	(54,921)	(51,949)	(42,612)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	138,021	113,406	73,690	156,172
NET ASSETS:
Change in net assets	433,355	387,414	341,213	410,347
Beginning of period	2,555,792	2,168,378	2,224,993	1,814,646
End of period	$2,989,147	$2,555,792	$2,566,206	$2,224,993
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$42,415	$36,807	$25,691	$22,015
Net realized gain (loss)	7,860	(6,605)	2,013	(3,135)
Change in net unrealized appreciation/depreciation	220,177	216,929	133,324	129,425
Change in net assets resulting from operations	270,452	247,131	161,028	148,305
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(30)	(18)	(18)	(27)
Class R2	(15)	(11)	(6)	(5)
Class R3	(43)	(15)	(25)	(14)
Class R4	(587)	(468)	(337)	(240)
Class R5	(208)	(160)	(152)	(112)
Class R6	(38,953)	(32,690)	(23,704)	(19,025)
Total distributions to shareholders	(39,836)	(33,362)	(24,242)	(19,423)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	104,161	119,240	44,719	120,131
NET ASSETS:
Change in net assets	334,777	333,009	181,505	249,013
Beginning of period	1,796,022	1,463,013	1,093,831	844,818
End of period	$2,130,799	$1,796,022	$1,275,336	$1,093,831
SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,397	$11,292	$1,278	$412
Net realized gain (loss)	2,398	(951)	(592)	(7)
Change in net unrealized appreciation/depreciation	75,390	67,237	7,186	2,428
Change in net assets resulting from operations	92,185	77,578	7,872	2,833
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(248)	(193)	(1)	— (a)
Class R2	(13)	(9)	— (a)	— (a)
Class R3	(4)	—	— (a)	— (a)
Class R4	(121)	(65)	— (a)	— (a)
Class R5	(73)	(42)	(1)	(1)
Class R6	(12,742)	(9,040)	(852)	(203)
Total distributions to shareholders	(13,201)	(9,349)	(854)	(204)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	68,469	123,561	45,777	20,726
NET ASSETS:
Change in net assets	147,453	191,790	52,795	23,355
Beginning of period	584,460	392,670	30,882	7,527
End of period	$731,913	$584,460	$83,677	$30,882

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$150	$81	$256	$315
Net assets acquired in Fund reorganization (See Note 8)	547	—	—	—
Distributions reinvested	8	49	97	126
Cost of shares redeemed	(130)	(1,464)	(89)	(2,244)
Change in net assets resulting from Class I capital transactions	575	(1,334)	264	(1,803)
Class R2
Proceeds from shares issued	10	—	87	85
Net assets acquired in Fund reorganization (See Note 8)	135	—	—	—
Distributions reinvested	1	— (a)	42	32
Cost of shares redeemed	—	—	(4)	(5)
Change in net assets resulting from Class R2 capital transactions	146	— (a)	125	112
Class R3
Proceeds from shares issued	3,337	10	7,261	529
Net assets acquired in Fund reorganization (See Note 8)	1,126	—	—	—
Distributions reinvested	2	—	68	21
Cost of shares redeemed	(954)	(549)	(1,269)	(2,316)
Change in net assets resulting from Class R3 capital transactions	3,511	(539)	6,060	(1,766)
Class R4
Proceeds from shares issued	4,292	2,652	5,008	4,271
Net assets acquired in Fund reorganization (See Note 8)	14,428	—	—	—
Distributions reinvested	538	416	930	712
Cost of shares redeemed	(3,762)	(4,047)	(5,258)	(8,488)
Change in net assets resulting from Class R4 capital transactions	15,496	(979)	680	(3,505)
Class R5
Proceeds from shares issued	4,907	2,943	1,641	1,509
Net assets acquired in Fund reorganization (See Note 8)	7,384	—	—	—
Distributions reinvested	431	295	517	434
Cost of shares redeemed	(2,960)	(4,652)	(1,684)	(9,523)
Change in net assets resulting from Class R5 capital transactions	9,762	(1,414)	474	(7,580)
Class R6
Proceeds from shares issued	231,922	84,185	384,670	262,733
Net assets acquired in Fund reorganization (See Note 8)	815,101	—	—	—
Distributions reinvested	23,616	18,774	64,108	52,877
Cost of shares redeemed	(252,403)	(152,651)	(567,680)	(394,744)
Change in net assets resulting from Class R6 capital transactions	818,236	(49,692)	(118,902)	(79,134)
Total change in net assets resulting from capital transactions	$847,726	$(53,958)	$(111,299)	$(93,676)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS:
Class I
Issued	9	4	11	15
Shares issued in connection with Fund reorganization (See Note 8)	30	—	—	—
Reinvested	— (a)	3	4	6
Redeemed	(7)	(84)	(3)	(103)
Change in Class I Shares	32	(77)	12	(82)
Class R2
Issued	1	—	4	4
Shares issued in connection with Fund reorganization (See Note 8)	7	—	—	—
Reinvested	— (a)	— (a)	2	1
Redeemed	—	—	— (a)	— (a)
Change in Class R2 Shares	8	— (a)	6	5
Class R3
Issued	174	1	303	24
Shares issued in connection with Fund reorganization (See Note 8)	60	—	—	—
Reinvested	— (a)	—	3	1
Redeemed	(50)	(34)	(53)	(111)
Change in Class R3 Shares	184	(33)	253	(86)
Class R4
Issued	231	153	212	195
Shares issued in connection with Fund reorganization (See Note 8)	789	—	—	—
Reinvested	30	24	41	33
Redeemed	(202)	(237)	(224)	(397)
Change in Class R4 Shares	848	(60)	29	(169)
Class R5
Issued	265	170	69	69
Shares issued in connection with Fund reorganization (See Note 8)	404	—	—	—
Reinvested	24	17	23	20
Redeemed	(159)	(271)	(72)	(442)
Change in Class R5 Shares	534	(84)	20	(353)
Class R6
Issued	12,645	4,825	16,571	11,987
Shares issued in connection with Fund reorganization (See Note 8)	44,517	—	—	—
Reinvested	1,303	1,084	2,790	2,422
Redeemed	(13,575)	(8,838)	(24,118)	(18,112)
Change in Class R6 Shares	44,890	(2,929)	(4,757)	(3,703)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$824	$282	$103	$307
Distributions reinvested	203	152	29	68
Cost of shares redeemed	(739)	(711)	(28)	(2,126)
Change in net assets resulting from Class I capital transactions	288	(277)	104	(1,751)
Class R2
Proceeds from shares issued	165	80	271	63
Distributions reinvested	10	6	14	8
Cost of shares redeemed	(6)	(122)	(472)	(18)
Change in net assets resulting from Class R2 capital transactions	169	(36)	(187)	53
Class R3
Proceeds from shares issued	10,257	844	11,236	1,489
Distributions reinvested	98	26	91	41
Cost of shares redeemed	(1,927)	(2,543)	(1,496)	(3,825)
Change in net assets resulting from Class R3 capital transactions	8,428	(1,673)	9,831	(2,295)
Class R4
Proceeds from shares issued	7,525	4,858	6,674	6,248
Distributions reinvested	1,119	865	1,113	846
Cost of shares redeemed	(5,290)	(7,617)	(5,184)	(9,403)
Change in net assets resulting from Class R4 capital transactions	3,354	(1,894)	2,603	(2,309)
Class R5
Proceeds from shares issued	3,114	2,270	3,305	2,333
Distributions reinvested	560	458	609	481
Cost of shares redeemed	(3,930)	(10,655)	(2,708)	(8,032)
Change in net assets resulting from Class R5 capital transactions	(256)	(7,927)	1,206	(5,218)
Class R6
Proceeds from shares issued	555,974	328,910	599,042	460,105
Distributions reinvested	78,491	62,030	77,668	59,328
Cost of shares redeemed	(505,879)	(379,831)	(537,925)	(356,364)
Change in net assets resulting from Class R6 capital transactions	128,586	11,109	138,785	163,069
Total change in net assets resulting from capital transactions	$140,569	$(698)	$152,342	$151,549
SHARE TRANSACTIONS:
Class I
Issued	32	12	4	11
Reinvested	8	6	1	3
Redeemed	(29)	(31)	(1)	(79)
Change in Class I Shares	11	(13)	4	(65)
SEE NOTES TO FINANCIAL STATEMENTS.

104	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	6	4	9	3
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	— (a)	(5)	(16)	(1)
Change in Class R2 Shares	6	(1)	(7)	2
Class R3
Issued	381	35	375	56
Reinvested	4	1	3	1
Redeemed	(72)	(113)	(50)	(147)
Change in Class R3 Shares	313	(77)	328	(90)
Class R4
Issued	285	199	225	235
Reinvested	43	36	38	32
Redeemed	(200)	(324)	(178)	(364)
Change in Class R4 Shares	128	(89)	85	(97)
Class R5
Issued	117	94	112	89
Reinvested	22	19	21	18
Redeemed	(147)	(449)	(90)	(308)
Change in Class R5 Shares	(8)	(336)	43	(201)
Class R6
Issued	21,206	13,565	20,446	17,172
Reinvested	3,027	2,563	2,675	2,226
Redeemed	(19,019)	(15,779)	(18,179)	(13,460)
Change in Class R6 Shares	5,214	349	4,942	5,938

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$170	$748	$34	$192
Distributions reinvested	95	69	75	95
Cost of shares redeemed	(504)	(233)	(281)	(1,946)
Change in net assets resulting from Class I capital transactions	(239)	584	(172)	(1,659)
Class R2
Proceeds from shares issued	591	53	21	323
Distributions reinvested	8	6	11	11
Cost of shares redeemed	(405)	(88)	(717)	(11)
Change in net assets resulting from Class R2 capital transactions	194	(29)	(685)	323
Class R3
Proceeds from shares issued	9,515	792	6,826	897
Distributions reinvested	56	11	20	16
Cost of shares redeemed	(1,780)	(1,905)	(1,630)	(2,341)
Change in net assets resulting from Class R3 capital transactions	7,791	(1,102)	5,216	(1,428)
Class R4
Proceeds from shares issued	4,622	3,973	5,780	3,481
Distributions reinvested	851	654	601	436
Cost of shares redeemed	(2,789)	(5,726)	(2,333)	(4,354)
Change in net assets resulting from Class R4 capital transactions	2,684	(1,099)	4,048	(437)
Class R5
Proceeds from shares issued	2,730	2,580	2,426	1,977
Distributions reinvested	358	278	273	217
Cost of shares redeemed	(1,622)	(7,038)	(2,132)	(5,319)
Change in net assets resulting from Class R5 capital transactions	1,466	(4,180)	567	(3,125)
Class R6
Proceeds from shares issued	508,127	388,523	435,057	410,579
Distributions reinvested	62,952	50,554	48,810	38,699
Cost of shares redeemed	(444,954)	(319,845)	(419,151)	(286,780)
Change in net assets resulting from Class R6 capital transactions	126,125	119,232	64,716	162,498
Total change in net assets resulting from capital transactions	$138,021	$113,406	$73,690	$156,172
SHARE TRANSACTIONS:
Class I
Issued	5	26	1	8
Reinvested	3	3	2	3
Redeemed	(16)	(8)	(8)	(66)
Change in Class I Shares	(8)	21	(5)	(55)
SEE NOTES TO FINANCIAL STATEMENTS.

106	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	19	3	1	11
Reinvested	— (a)	— (a)	1	— (a)
Redeemed	(13)	(3)	(22)	— (a)
Change in Class R2 Shares	6	—	(20)	11
Class R3
Issued	296	27	203	30
Reinvested	2	— (a)	1	1
Redeemed	(57)	(73)	(49)	(86)
Change in Class R3 Shares	241	(46)	155	(55)
Class R4
Issued	147	139	174	117
Reinvested	27	23	18	15
Redeemed	(88)	(212)	(69)	(154)
Change in Class R4 Shares	86	(50)	123	(22)
Class R5
Issued	86	92	72	68
Reinvested	11	10	8	7
Redeemed	(51)	(257)	(63)	(186)
Change in Class R5 Shares	46	(155)	17	(111)
Class R6
Issued	16,174	13,732	13,135	13,856
Reinvested	2,022	1,793	1,486	1,315
Redeemed	(13,968)	(11,401)	(12,574)	(9,828)
Change in Class R6 Shares	4,228	4,124	2,047	5,343

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$84	$654	$29	$176
Distributions reinvested	30	17	18	27
Cost of shares redeemed	(366)	(120)	(5)	(810)
Change in net assets resulting from Class I capital transactions	(252)	551	42	(607)
Class R2
Proceeds from shares issued	833	128	68	73
Distributions reinvested	15	11	6	5
Cost of shares redeemed	(579)	(52)	(354)	(32)
Change in net assets resulting from Class R2 capital transactions	269	87	(280)	46
Class R3
Proceeds from shares issued	9,942	400	989	252
Distributions reinvested	4	— (a)	8	3
Cost of shares redeemed	(778)	(1,389)	(398)	(384)
Change in net assets resulting from Class R3 capital transactions	9,168	(989)	599	(129)
Class R4
Proceeds from shares issued	4,259	3,314	3,061	2,766
Distributions reinvested	587	468	337	239
Cost of shares redeemed	(3,195)	(4,399)	(1,391)	(2,598)
Change in net assets resulting from Class R4 capital transactions	1,651	(617)	2,007	407
Class R5
Proceeds from shares issued	2,206	1,729	1,793	1,534
Distributions reinvested	208	160	152	112
Cost of shares redeemed	(1,266)	(6,044)	(1,217)	(4,296)
Change in net assets resulting from Class R5 capital transactions	1,148	(4,155)	728	(2,650)
Class R6
Proceeds from shares issued	383,093	330,932	280,467	271,807
Distributions reinvested	36,282	29,164	23,273	17,551
Cost of shares redeemed	(327,198)	(235,733)	(262,117)	(166,294)
Change in net assets resulting from Class R6 capital transactions	92,177	124,363	41,623	123,064
Total change in net assets resulting from capital transactions	$104,161	$119,240	$44,719	$120,131
SHARE TRANSACTIONS:
Class I
Issued	3	21	1	6
Reinvested	1	1	1	1
Redeemed	(11)	(4)	— (a)	(28)
Change in Class I Shares	(7)	18	2	(21)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

108	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	24	5	2	3
Reinvested	1	— (a)	— (a)	— (a)
Redeemed	(17)	(2)	(11)	(1)
Change in Class R2 Shares	8	3	(9)	2
Class R3
Issued	293	13	30	8
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(23)	(50)	(12)	(14)
Change in Class R3 Shares	270	(37)	18	(6)
Class R4
Issued	128	111	92	94
Reinvested	18	16	10	8
Redeemed	(95)	(156)	(41)	(91)
Change in Class R4 Shares	51	(29)	61	11
Class R5
Issued	67	59	54	53
Reinvested	6	5	5	4
Redeemed	(38)	(212)	(37)	(151)
Change in Class R5 Shares	35	(148)	22	(94)
Class R6
Issued	11,470	11,204	8,425	9,242
Reinvested	1,098	991	709	600
Redeemed	(9,676)	(8,056)	(7,841)	(5,690)
Change in Class R6 Shares	2,892	4,139	1,293	4,152

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$34	$31	$18	$5
Distributions reinvested	248	193	1	— (a)
Cost of shares redeemed	(71)	(171)	(3)	—
Change in net assets resulting from Class I capital transactions	211	53	16	5
Class R2
Proceeds from shares issued	255	219	—	—
Distributions reinvested	13	9	— (a)	— (a)
Cost of shares redeemed	(48)	(121)	—	—
Change in net assets resulting from Class R2 capital transactions	220	107	— (a)	— (a)
Class R3
Proceeds from shares issued	412	41	193	—
Distributions reinvested	3	—	— (a)	— (a)
Cost of shares redeemed	(53)	(191)	(28)	—
Change in net assets resulting from Class R3 capital transactions	362	(150)	165	— (a)
Class R4
Proceeds from shares issued	1,968	2,042	— (a)	—
Distributions reinvested	121	65	— (a)	— (a)
Cost of shares redeemed	(376)	(1,170)	— (a)	—
Change in net assets resulting from Class R4 capital transactions	1,713	937	— (a)	— (a)
Class R5
Proceeds from shares issued	1,494	1,421	282	23
Distributions reinvested	73	42	1	1
Cost of shares redeemed	(1,457)	(1,579)	(26)	— (a)
Change in net assets resulting from Class R5 capital transactions	110	(116)	257	24
Class R6
Proceeds from shares issued	240,040	209,952	68,476	23,788
Distributions reinvested	12,567	7,908	842	203
Cost of shares redeemed	(186,754)	(95,130)	(23,979)	(3,294)
Change in net assets resulting from Class R6 capital transactions	65,853	122,730	45,339	20,697
Total change in net assets resulting from capital transactions	$68,469	$123,561	$45,777	$20,726
SHARE TRANSACTIONS:
Class I
Issued	1	1	1	1
Reinvested	10	9	— (a)	— (a)
Redeemed	(3)	(7)	(1)	—
Change in Class I Shares	8	3	— (a)	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

110	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	10	11	—	—
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(2)	(6)	—	—
Change in Class R2 Shares	8	5	— (a)	— (a)
Class R3
Issued	16	1	10	—
Reinvested	— (a)	—	— (a)	— (a)
Redeemed	(2)	(9)	(1)	—
Change in Class R3 Shares	14	(8)	9	— (a)
Class R4
Issued	75	90	— (a)	—
Reinvested	5	3	— (a)	— (a)
Redeemed	(14)	(54)	— (a)	—
Change in Class R4 Shares	66	39	— (a)	— (a)
Class R5
Issued	59	62	13	1
Reinvested	3	2	— (a)	— (a)
Redeemed	(56)	(71)	(1)	— (a)
Change in Class R5 Shares	6	(7)	12	1
Class R6
Issued	9,231	9,179	3,320	1,294
Reinvested	490	346	41	11
Redeemed	(7,080)	(4,124)	(1,167)	(181)
Change in Class R6 Shares	2,641	5,401	2,194	1,124

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend Income Fund
Class I
Year Ended June 30, 2025	$18.10	$0.67	$1.14	$1.81	$(0.57)	$—	$(0.57)
Year Ended June 30, 2024	17.05	0.54	1.03	1.57	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.42	0.42	0.61	1.03	(0.40)	—	(0.40)
Year Ended June 30, 2022	19.48	0.38	(2.66)	(2.28)	(0.23)	(0.55)	(0.78)
Year Ended June 30, 2021	17.65	0.33	2.28	2.61	(0.34)	(0.44)	(0.78)
Class R2
Year Ended June 30, 2025	18.06	0.65	1.06	1.71	(0.52)	—	(0.52)
Year Ended June 30, 2024	17.02	0.48	1.00	1.48	(0.44)	—	(0.44)
Year Ended June 30, 2023	16.41	0.36	0.59	0.95	(0.34)	—	(0.34)
Year Ended June 30, 2022	19.47	0.26	(2.64)	(2.38)	(0.13)	(0.55)	(0.68)
Year Ended June 30, 2021	17.64	0.24	2.28	2.52	(0.25)	(0.44)	(0.69)
Class R3
Year Ended June 30, 2025	18.54	0.66	1.15	1.81	(0.55)	—	(0.55)
Year Ended June 30, 2024	17.00	0.47	1.07	1.54	—	—	—
Year Ended June 30, 2023	16.39	0.36	0.63	0.99	(0.38)	—	(0.38)
Year Ended June 30, 2022	19.47	0.34	(2.67)	(2.33)	(0.20)	(0.55)	(0.75)
Year Ended June 30, 2021	17.64	0.28	2.28	2.56	(0.29)	(0.44)	(0.73)
Class R4
Year Ended June 30, 2025	18.06	0.65	1.16	1.81	(0.61)	—	(0.61)
Year Ended June 30, 2024	17.02	0.56	1.00	1.56	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.41	0.44	0.60	1.04	(0.43)	—	(0.43)
Year Ended June 30, 2022	19.48	0.39	(2.68)	(2.29)	(0.23)	(0.55)	(0.78)
Year Ended June 30, 2021	17.65	0.47	2.15	2.62	(0.35)	(0.44)	(0.79)
Class R5
Year Ended June 30, 2025	18.07	0.68	1.16	1.84	(0.64)	—	(0.64)
Year Ended June 30, 2024	17.03	0.59	1.00	1.59	(0.55)	—	(0.55)
Year Ended June 30, 2023	16.42	0.46	0.60	1.06	(0.45)	—	(0.45)
Year Ended June 30, 2022	19.48	0.41	(2.68)	(2.27)	(0.24)	(0.55)	(0.79)
Year Ended June 30, 2021	17.64	0.35	2.30	2.65	(0.37)	(0.44)	(0.81)
Class R6
Year Ended June 30, 2025	18.09	0.71	1.14	1.85	(0.65)	—	(0.65)
Year Ended June 30, 2024	17.05	0.61	1.00	1.61	(0.57)	—	(0.57)
Year Ended June 30, 2023	16.44	0.48	0.60	1.08	(0.47)	—	(0.47)
Year Ended June 30, 2022	19.49	0.43	(2.68)	(2.25)	(0.25)	(0.55)	(0.80)
Year Ended June 30, 2021	17.65	0.39	2.28	2.67	(0.39)	(0.44)	(0.83)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

112	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$19.34	10.22%	$921	0.29%	3.61%	0.61%	32%
18.10	9.35	291	0.32	3.18	0.51	33
17.05	6.42	1,581	0.31	2.55	0.52	37
16.42	(12.25)	3,519	0.27	2.05	0.50	54
19.48	14.98	6,243	0.27	1.75	0.56	116

19.25	9.62	174	0.79	3.47	1.00	32
18.06	8.81	20	0.81	2.77	2.31	33
17.02	5.91	19	0.80	2.16	1.04	37
16.41	(12.71)	17	0.78	1.37	1.03	54
19.47	14.42	56	0.77	1.25	1.06	116

19.80	9.93	3,861	0.54	3.47	0.75	32
18.54	9.06	195	0.57	2.74	0.88	33
17.00	6.16	743	0.56	2.16	0.77	37
16.39	(12.48)	5,767	0.53	1.79	0.76	54
19.47	14.71	9,146	0.52	1.51	0.79	116

19.26	10.23	32,354	0.29	3.51	0.51	32
18.06	9.30	15,027	0.32	3.25	0.52	33
17.02	6.48	15,175	0.31	2.65	0.52	37
16.41	(12.30)	13,606	0.28	2.09	0.51	54
19.48	15.01	13,511	0.27	2.47	0.54	116

19.27	10.39	21,475	0.14	3.64	0.36	32
18.07	9.45	10,477	0.17	3.39	0.37	33
17.03	6.63	11,304	0.16	2.75	0.37	37
16.42	(12.18)	14,108	0.13	2.19	0.36	54
19.48	15.21	21,633	0.12	1.88	0.40	116

19.29	10.47	1,534,106	0.04	3.79	0.26	32
18.09	9.57	626,352	0.07	3.51	0.27	33
17.05	6.74	640,121	0.06	2.92	0.27	37
16.44	(12.07)	538,482	0.03	2.30	0.26	54
19.49	15.32	712,820	0.02	2.04	0.29	116

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2025 Fund
Class I
Year Ended June 30, 2025	$22.95	$0.76	$1.59	$2.35	$(0.75)	$—	$(0.75)
Year Ended June 30, 2024	21.42	0.66	1.49	2.15	(0.62)	—	(0.62)
Year Ended June 30, 2023	20.26	0.49	1.08	1.57	(0.41)	—	(0.41)
Year Ended June 30, 2022	24.44	0.47	(3.61)	(3.14)	(0.30)	(0.74)	(1.04)
Year Ended June 30, 2021	20.88	0.39	3.98	4.37	(0.40)	(0.41)	(0.81)
Class R2
Year Ended June 30, 2025	22.76	0.64	1.58	2.22	(0.65)	—	(0.65)
Year Ended June 30, 2024	21.27	0.56	1.45	2.01	(0.52)	—	(0.52)
Year Ended June 30, 2023	20.19	0.42	1.05	1.47	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.43	0.36	(3.62)	(3.26)	(0.24)	(0.74)	(0.98)
Year Ended June 30, 2021	20.88	0.27	3.97	4.24	(0.28)	(0.41)	(0.69)
Class R3
Year Ended June 30, 2025	23.17	0.75	1.57	2.32	(0.71)	—	(0.71)
Year Ended June 30, 2024	21.33	0.59	1.50	2.09	(0.25)	—	(0.25)
Year Ended June 30, 2023	20.20	0.40	1.12	1.52	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.40	0.41	(3.60)	(3.19)	(0.27)	(0.74)	(1.01)
Year Ended June 30, 2021	20.86	0.33	3.96	4.29	(0.34)	(0.41)	(0.75)
Class R4
Year Ended June 30, 2025	22.88	0.76	1.58	2.34	(0.76)	—	(0.76)
Year Ended June 30, 2024	21.35	0.66	1.48	2.14	(0.61)	—	(0.61)
Year Ended June 30, 2023	20.28	0.51	1.06	1.57	(0.50)	—	(0.50)
Year Ended June 30, 2022	24.46	0.48	(3.62)	(3.14)	(0.30)	(0.74)	(1.04)
Year Ended June 30, 2021	20.91	0.48	3.88	4.36	(0.40)	(0.41)	(0.81)
Class R5
Year Ended June 30, 2025	22.90	0.79	1.59	2.38	(0.79)	—	(0.79)
Year Ended June 30, 2024	21.37	0.68	1.49	2.17	(0.64)	—	(0.64)
Year Ended June 30, 2023	20.28	0.52	1.09	1.61	(0.52)	—	(0.52)
Year Ended June 30, 2022	24.45	0.51	(3.62)	(3.11)	(0.32)	(0.74)	(1.06)
Year Ended June 30, 2021	20.89	0.41	3.99	4.40	(0.43)	(0.41)	(0.84)
Class R6
Year Ended June 30, 2025	22.90	0.81	1.59	2.40	(0.81)	—	(0.81)
Year Ended June 30, 2024	21.38	0.72	1.47	2.19	(0.67)	—	(0.67)
Year Ended June 30, 2023	20.30	0.57	1.05	1.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	24.46	0.54	(3.63)	(3.09)	(0.33)	(0.74)	(1.07)
Year Ended June 30, 2021	20.90	0.46	3.96	4.42	(0.45)	(0.41)	(0.86)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

114	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$24.55	10.47%	$3,376	0.30%	3.22%	0.52%	31%
22.95	10.18	2,893	0.32	3.03	0.52	31
21.42	7.89	4,455	0.31	2.40	0.50	35
20.26	(13.48)	12,346	0.30	2.01	0.50	50
24.44	21.19	22,423	0.29	1.67	0.53	107

24.33	9.91	1,696	0.80	2.72	0.99	31
22.76	9.58	1,465	0.82	2.58	1.03	31
21.27	7.41	1,260	0.81	2.04	1.00	35
20.19	(13.95)	1,103	0.80	1.56	1.00	50
24.43	20.54	1,230	0.79	1.18	1.03	107

24.78	10.19	8,987	0.55	3.14	0.74	31
23.17	9.85	2,533	0.57	2.71	0.78	31
21.33	7.69	4,169	0.56	1.97	0.75	35
20.20	(13.70)	29,917	0.55	1.76	0.75	50
24.40	20.82	47,880	0.54	1.43	0.78	107

24.46	10.43	30,383	0.30	3.22	0.49	31
22.88	10.15	27,763	0.32	3.04	0.50	31
21.35	7.93	29,511	0.31	2.50	0.50	35
20.28	(13.47)	30,405	0.30	2.07	0.49	50
24.46	21.14	32,349	0.29	2.07	0.53	107

24.49	10.62	16,663	0.15	3.37	0.34	31
22.90	10.29	15,109	0.17	3.14	0.35	31
21.37	8.13	21,647	0.16	2.55	0.35	35
20.28	(13.37)	43,290	0.15	2.18	0.34	50
24.45	21.35	72,428	0.14	1.79	0.38	107

24.49	10.73	1,884,658	0.05	3.44	0.24	31
22.90	10.42	1,871,274	0.07	3.32	0.24	31
21.38	8.20	1,826,031	0.06	2.78	0.24	35
20.30	(13.28)	1,718,926	0.05	2.31	0.24	50
24.46	21.46	2,118,605	0.04	1.99	0.27	107

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2030 Fund
Class I
Year Ended June 30, 2025	$25.70	$0.77	$2.16	$2.93	$(0.74)	$—	$(0.74)
Year Ended June 30, 2024	23.56	0.68	2.08	2.76	(0.62)	—	(0.62)
Year Ended June 30, 2023	21.86	0.48	1.64	2.12	(0.42)	—	(0.42)
Year Ended June 30, 2022	26.66	0.50	(4.14)	(3.64)	(0.34)	(0.82)	(1.16)
Year Ended June 30, 2021	21.81	0.40	5.12	5.52	(0.41)	(0.26)	(0.67)
Class R2
Year Ended June 30, 2025	25.59	0.66	2.13	2.79	(0.63)	—	(0.63)
Year Ended June 30, 2024	23.46	0.55	2.07	2.62	(0.49)	—	(0.49)
Year Ended June 30, 2023	21.90	0.44	1.56	2.00	(0.44)	—	(0.44)
Year Ended June 30, 2022	26.76	0.44	(4.22)	(3.78)	(0.26)	(0.82)	(1.08)
Year Ended June 30, 2021	21.87	0.27	5.14	5.41	(0.26)	(0.26)	(0.52)
Class R3
Year Ended June 30, 2025	25.91	0.76	2.14	2.90	(0.68)	—	(0.68)
Year Ended June 30, 2024	23.43	0.60	2.10	2.70	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.77	0.39	1.67	2.06	(0.40)	—	(0.40)
Year Ended June 30, 2022	26.59	0.44	(4.13)	(3.69)	(0.31)	(0.82)	(1.13)
Year Ended June 30, 2021	21.75	0.34	5.10	5.44	(0.34)	(0.26)	(0.60)
Class R4
Year Ended June 30, 2025	25.64	0.77	2.16	2.93	(0.74)	—	(0.74)
Year Ended June 30, 2024	23.50	0.67	2.08	2.75	(0.61)	—	(0.61)
Year Ended June 30, 2023	21.87	0.52	1.60	2.12	(0.49)	—	(0.49)
Year Ended June 30, 2022	26.67	0.51	(4.15)	(3.64)	(0.34)	(0.82)	(1.16)
Year Ended June 30, 2021	21.82	0.51	5.01	5.52	(0.41)	(0.26)	(0.67)
Class R5
Year Ended June 30, 2025	25.66	0.81	2.16	2.97	(0.78)	—	(0.78)
Year Ended June 30, 2024	23.51	0.70	2.09	2.79	(0.64)	—	(0.64)
Year Ended June 30, 2023	21.87	0.53	1.62	2.15	(0.51)	—	(0.51)
Year Ended June 30, 2022	26.66	0.54	(4.15)	(3.61)	(0.36)	(0.82)	(1.18)
Year Ended June 30, 2021	21.80	0.42	5.14	5.56	(0.44)	(0.26)	(0.70)
Class R6
Year Ended June 30, 2025	25.66	0.84	2.16	3.00	(0.80)	—	(0.80)
Year Ended June 30, 2024	23.53	0.74	2.07	2.81	(0.68)	—	(0.68)
Year Ended June 30, 2023	21.90	0.58	1.59	2.17	(0.54)	—	(0.54)
Year Ended June 30, 2022	26.67	0.58	(4.15)	(3.57)	(0.38)	(0.82)	(1.20)
Year Ended June 30, 2021	21.81	0.48	5.11	5.59	(0.47)	(0.26)	(0.73)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

116	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$27.89	11.63%	$7,380	0.32%	2.91%	0.50%	25%
25.70	11.86	6,523	0.33	2.80	0.51	31
23.56	9.86	6,269	0.32	2.15	0.50	31
21.86	(14.35)	13,080	0.32	1.95	0.49	49
26.66	25.56	24,992	0.32	1.62	0.52	94

27.75	11.07	588	0.81	2.48	0.99	25
25.59	11.28	378	0.83	2.28	1.12	31
23.46	9.32	384	0.82	1.98	1.00	31
21.90	(14.78)	140	0.82	1.79	1.01	49
26.76	24.95	44	0.82	1.10	1.05	94

28.13	11.38	14,136	0.56	2.85	0.74	25
25.91	11.57	4,921	0.58	2.48	0.75	31
23.43	9.60	6,248	0.57	1.74	0.74	31
21.77	(14.58)	44,192	0.57	1.73	0.74	49
26.59	25.27	64,653	0.57	1.36	0.77	94

27.83	11.64	45,699	0.32	2.92	0.49	25
25.64	11.84	38,818	0.33	2.79	0.49	31
23.50	9.89	37,680	0.32	2.32	0.49	31
21.87	(14.35)	39,828	0.32	2.02	0.49	49
26.67	25.57	42,877	0.32	2.04	0.52	94

27.85	11.79	20,051	0.17	3.06	0.34	25
25.66	12.03	18,671	0.18	2.89	0.34	31
23.51	10.05	25,006	0.17	2.36	0.34	31
21.87	(14.25)	44,084	0.17	2.09	0.34	49
26.66	25.79	87,630	0.17	1.72	0.37	94

27.86	11.94	2,869,975	0.07	3.16	0.24	25
25.66	12.12	2,509,890	0.08	3.07	0.24	31
23.53	10.11	2,293,258	0.07	2.59	0.24	31
21.90	(14.12)	2,051,907	0.07	2.26	0.24	49
26.67	25.90	2,411,541	0.06	1.93	0.27	94

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2035 Fund
Class I
Year Ended June 30, 2025	$28.62	$0.80	$2.74	$3.54	$(0.74)	$—	$(0.74)
Year Ended June 30, 2024	25.81	0.67	2.77	3.44	(0.63)	—	(0.63)
Year Ended June 30, 2023	23.50	0.49	2.24	2.73	(0.42)	—	(0.42)
Year Ended June 30, 2022	28.89	0.60	(4.64)	(4.04)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.56	0.45	6.37	6.82	(0.47)	(0.02)	(0.49)
Class R2
Year Ended June 30, 2025	28.70	0.63	2.77	3.40	(0.66)	—	(0.66)
Year Ended June 30, 2024	25.95	0.58	2.75	3.33	(0.58)	—	(0.58)
Year Ended June 30, 2023	23.70	0.67	1.94	2.61	(0.36)	—	(0.36)
Year Ended June 30, 2022	28.90	0.20	(4.42)	(4.22)	(0.05)	(0.93)	(0.98)
Year Ended June 30, 2021	22.58	0.37	6.32	6.69	(0.35)	(0.02)	(0.37)
Class R3
Year Ended June 30, 2025	28.67	0.78	2.70	3.48	(0.67)	—	(0.67)
Year Ended June 30, 2024	25.68	0.60	2.76	3.36	(0.37)	—	(0.37)
Year Ended June 30, 2023	23.43	0.38	2.28	2.66	(0.41)	—	(0.41)
Year Ended June 30, 2022	28.84	0.51	(4.61)	(4.10)	(0.38)	(0.93)	(1.31)
Year Ended June 30, 2021	22.53	0.40	6.34	6.74	(0.41)	(0.02)	(0.43)
Class R4
Year Ended June 30, 2025	28.55	0.79	2.74	3.53	(0.75)	—	(0.75)
Year Ended June 30, 2024	25.73	0.69	2.74	3.43	(0.61)	—	(0.61)
Year Ended June 30, 2023	23.52	0.53	2.19	2.72	(0.51)	—	(0.51)
Year Ended June 30, 2022	28.91	0.59	(4.63)	(4.04)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.59	0.62	6.20	6.82	(0.48)	(0.02)	(0.50)
Class R5
Year Ended June 30, 2025	28.58	0.84	2.74	3.58	(0.79)	—	(0.79)
Year Ended June 30, 2024	25.76	0.73	2.75	3.48	(0.66)	—	(0.66)
Year Ended June 30, 2023	23.54	0.55	2.20	2.75	(0.53)	—	(0.53)
Year Ended June 30, 2022	28.91	0.61	(4.61)	(4.00)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2021	22.58	0.49	6.37	6.86	(0.51)	(0.02)	(0.53)
Class R6
Year Ended June 30, 2025	28.58	0.87	2.75	3.62	(0.82)	—	(0.82)
Year Ended June 30, 2024	25.77	0.77	2.73	3.50	(0.69)	—	(0.69)
Year Ended June 30, 2023	23.55	0.60	2.18	2.78	(0.56)	—	(0.56)
Year Ended June 30, 2022	28.92	0.66	(4.65)	(3.99)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2021	22.58	0.56	6.33	6.89	(0.53)	(0.02)	(0.55)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

118	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$31.42	12.58%	$1,439	0.29%	2.68%	0.55%	24%
28.62	13.50	1,207	0.31	2.56	0.54	22
25.81	11.78	2,765	0.31	2.01	0.51	25
23.50	(14.78)	6,629	0.29	2.12	0.50	32
28.89	30.42	13,615	0.30	1.74	0.53	50

31.44	12.01	260	0.79	2.13	0.99	24
28.70	12.97	425	0.81	2.16	1.10	22
25.95	11.16	333	0.81	2.68	1.15	25
23.70	(15.18)	20	0.79	0.70	1.02	32
28.90	29.78	673	0.79	1.36	1.00	50

31.48	12.34	16,911	0.54	2.63	0.74	24
28.67	13.20	5,994	0.56	2.27	0.75	22
25.68	11.51	7,679	0.56	1.60	0.74	25
23.43	(14.98)	32,276	0.54	1.85	0.74	32
28.84	30.07	40,550	0.55	1.51	0.77	50

31.33	12.58	47,540	0.29	2.67	0.49	24
28.55	13.52	40,860	0.31	2.61	0.49	22
25.73	11.77	39,322	0.31	2.19	0.49	25
23.52	(14.77)	38,531	0.29	2.15	0.49	32
28.91	30.37	38,286	0.31	2.36	0.53	50

31.37	12.76	25,514	0.14	2.82	0.34	24
28.58	13.68	22,041	0.16	2.74	0.34	22
25.76	11.93	25,074	0.16	2.26	0.34	25
23.54	(14.64)	35,173	0.14	2.20	0.34	32
28.91	30.59	68,066	0.16	1.87	0.38	50

31.38	12.90	3,155,970	0.04	2.91	0.24	24
28.58	13.79	2,734,034	0.06	2.90	0.24	22
25.77	12.04	2,312,149	0.06	2.48	0.24	25
23.55	(14.58)	1,949,560	0.04	2.37	0.24	32
28.92	30.76	2,230,329	0.05	2.11	0.27	50

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2040 Fund
Class I
Year Ended June 30, 2025	$30.52	$0.73	$3.30	$4.03	$(0.71)	$—	$(0.71)
Year Ended June 30, 2024	27.16	0.67	3.31	3.98	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.42	0.48	2.70	3.18	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.22	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Year Ended June 30, 2021	22.92	0.46	7.29	7.75	(0.45)	—	(0.45)
Class R2
Year Ended June 30, 2025	30.29	0.63	3.20	3.83	(0.57)	—	(0.57)
Year Ended June 30, 2024	27.00	0.50	3.31	3.81	(0.52)	—	(0.52)
Year Ended June 30, 2023	24.40	0.71	2.33	3.04	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.25	0.40	(4.91)	(4.51)	(0.34)	(1.00)	(1.34)
Year Ended June 30, 2021	22.93	0.30	7.31	7.61	(0.29)	—	(0.29)
Class R3
Year Ended June 30, 2025	30.71	0.74	3.23	3.97	(0.65)	—	(0.65)
Year Ended June 30, 2024	27.01	0.58	3.33	3.91	(0.21)	—	(0.21)
Year Ended June 30, 2023	24.32	0.36	2.74	3.10	(0.41)	—	(0.41)
Year Ended June 30, 2022	30.13	0.52	(4.93)	(4.41)	(0.40)	(1.00)	(1.40)
Year Ended June 30, 2021	22.86	0.39	7.27	7.66	(0.39)	—	(0.39)
Class R4
Year Ended June 30, 2025	30.45	0.74	3.28	4.02	(0.71)	—	(0.71)
Year Ended June 30, 2024	27.09	0.67	3.29	3.96	(0.60)	—	(0.60)
Year Ended June 30, 2023	24.41	0.52	2.66	3.18	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.21	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Year Ended June 30, 2021	22.92	0.63	7.12	7.75	(0.46)	—	(0.46)
Class R5
Year Ended June 30, 2025	30.50	0.79	3.28	4.07	(0.76)	—	(0.76)
Year Ended June 30, 2024	27.12	0.69	3.33	4.02	(0.64)	—	(0.64)
Year Ended June 30, 2023	24.44	0.53	2.68	3.21	(0.53)	—	(0.53)
Year Ended June 30, 2022	30.21	0.64	(4.95)	(4.31)	(0.46)	(1.00)	(1.46)
Year Ended June 30, 2021	22.92	0.49	7.29	7.78	(0.49)	—	(0.49)
Class R6
Year Ended June 30, 2025	30.50	0.82	3.28	4.10	(0.79)	—	(0.79)
Year Ended June 30, 2024	27.13	0.74	3.31	4.05	(0.68)	—	(0.68)
Year Ended June 30, 2023	24.45	0.60	2.63	3.23	(0.55)	—	(0.55)
Year Ended June 30, 2022	30.21	0.67	(4.95)	(4.28)	(0.48)	(1.00)	(1.48)
Year Ended June 30, 2021	22.92	0.56	7.25	7.81	(0.52)	—	(0.52)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

120	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$33.84	13.40%	$4,204	0.29%	2.30%	0.51%	18%
30.52	14.82	4,021	0.32	2.38	0.52	14
27.16	13.22	3,010	0.31	1.90	0.51	22
24.42	(15.25)	5,656	0.30	2.07	0.50	30
30.22	34.02	8,625	0.32	1.69	0.53	41

33.55	12.80	625	0.79	2.00	1.00	18
30.29	14.26	378	0.82	1.80	1.12	14
27.00	12.66	363	0.81	2.78	1.07	22
24.40	(15.68)	29	0.80	1.38	1.08	30
30.25	33.34	38	0.83	1.14	1.05	41

34.03	13.11	13,192	0.54	2.31	0.74	18
30.71	14.53	4,530	0.57	2.06	0.75	14
27.01	12.94	5,191	0.56	1.42	0.74	22
24.32	(15.44)	29,263	0.55	1.79	0.75	30
30.13	33.66	42,002	0.57	1.46	0.77	41

33.76	13.41	41,789	0.29	2.33	0.49	18
30.45	14.80	35,098	0.32	2.37	0.49	14
27.09	13.25	32,552	0.31	2.07	0.49	22
24.41	(15.26)	32,393	0.30	2.09	0.50	30
30.21	34.00	34,312	0.33	2.33	0.53	41

33.81	13.54	17,001	0.14	2.49	0.34	18
30.50	15.02	13,907	0.17	2.44	0.35	14
27.12	13.37	16,583	0.16	2.11	0.35	22
24.44	(15.10)	24,949	0.15	2.20	0.34	30
30.21	34.17	54,184	0.17	1.80	0.38	41

33.81	13.65	2,912,336	0.04	2.58	0.24	18
30.50	15.14	2,497,858	0.07	2.64	0.24	14
27.13	13.49	2,110,679	0.06	2.35	0.24	22
24.45	(15.01)	1,728,200	0.05	2.33	0.25	30
30.21	34.30	2,001,424	0.07	2.03	0.27	41

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2045 Fund
Class I
Year Ended June 30, 2025	$32.01	$0.69	$3.70	$4.39	$(0.67)	$—	$(0.67)
Year Ended June 30, 2024	28.19	0.62	3.78	4.40	(0.58)	—	(0.58)
Year Ended June 30, 2023	25.07	0.49	3.06	3.55	(0.43)	—	(0.43)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Year Ended June 30, 2021	22.97	0.45	8.02	8.47	(0.44)	—	(0.44)
Class R2
Year Ended June 30, 2025	31.77	0.42	3.77	4.19	(0.52)	—	(0.52)
Year Ended June 30, 2024	28.09	0.53	3.70	4.23	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.06	1.05	2.36	3.41	(0.38)	—	(0.38)
Year Ended June 30, 2022	31.02	0.34	(5.06)	(4.72)	(0.35)	(0.89)	(1.24)
Year Ended June 30, 2021	22.98	0.30	8.03	8.33	(0.29)	—	(0.29)
Class R3
Year Ended June 30, 2025	32.09	0.68	3.64	4.32	(0.57)	—	(0.57)
Year Ended June 30, 2024	28.07	0.52	3.81	4.33	(0.31)	—	(0.31)
Year Ended June 30, 2023	24.98	0.33	3.14	3.47	(0.38)	—	(0.38)
Year Ended June 30, 2022	30.93	0.52	(5.15)	(4.63)	(0.43)	(0.89)	(1.32)
Year Ended June 30, 2021	22.92	0.38	8.00	8.38	(0.37)	—	(0.37)
Class R4
Year Ended June 30, 2025	31.97	0.70	3.68	4.38	(0.68)	—	(0.68)
Year Ended June 30, 2024	28.13	0.63	3.77	4.40	(0.56)	—	(0.56)
Year Ended June 30, 2023	25.07	0.49	3.05	3.54	(0.48)	—	(0.48)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Year Ended June 30, 2021	22.98	0.62	7.85	8.47	(0.45)	—	(0.45)
Class R5
Year Ended June 30, 2025	32.02	0.74	3.70	4.44	(0.72)	—	(0.72)
Year Ended June 30, 2024	28.18	0.66	3.79	4.45	(0.61)	—	(0.61)
Year Ended June 30, 2023	25.10	0.50	3.09	3.59	(0.51)	—	(0.51)
Year Ended June 30, 2022	31.02	0.63	(5.17)	(4.54)	(0.49)	(0.89)	(1.38)
Year Ended June 30, 2021	22.98	0.46	8.06	8.52	(0.48)	—	(0.48)
Class R6
Year Ended June 30, 2025	32.05	0.78	3.69	4.47	(0.75)	—	(0.75)
Year Ended June 30, 2024	28.22	0.71	3.77	4.48	(0.65)	—	(0.65)
Year Ended June 30, 2023	25.14	0.57	3.05	3.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	31.04	0.68	(5.18)	(4.50)	(0.51)	(0.89)	(1.40)
Year Ended June 30, 2021	23.00	0.55	8.00	8.55	(0.51)	—	(0.51)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

122	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$35.73	13.90%	$5,149	0.32%	2.05%	0.50%	18%
32.01	15.81	4,775	0.34	2.13	0.51	13
28.19	14.38	5,768	0.33	1.87	0.50	22
25.07	(15.55)	7,763	0.32	2.05	0.50	26
31.00	37.07	10,992	0.34	1.63	0.53	36

35.44	13.33	10	0.82	1.26	0.99	18
31.77	15.23	677	0.84	1.81	1.06	13
28.09	13.78	277	0.83	3.92	1.23	22
25.06	(15.96)	16	0.82	1.13	1.03	26
31.02	36.37	36	0.84	1.08	1.05	36

35.84	13.61	10,332	0.56	2.02	0.74	18
32.09	15.53	4,306	0.59	1.80	0.76	13
28.07	14.06	5,303	0.58	1.27	0.75	22
24.98	(15.76)	18,610	0.57	1.76	0.75	26
30.93	36.74	23,407	0.59	1.37	0.77	36

35.67	13.89	33,429	0.32	2.09	0.49	18
31.97	15.83	26,021	0.34	2.15	0.49	13
28.13	14.35	23,518	0.33	1.87	0.50	22
25.07	(15.55)	24,219	0.32	2.07	0.50	26
31.00	37.04	23,361	0.35	2.25	0.53	36

35.74	14.07	14,382	0.17	2.21	0.34	18
32.02	15.99	12,300	0.19	2.23	0.35	13
28.18	14.54	13,964	0.18	1.92	0.35	22
25.10	(15.45)	20,491	0.17	2.08	0.35	26
31.02	37.29	42,522	0.20	1.69	0.38	36

35.77	14.17	2,502,904	0.07	2.32	0.24	18
32.05	16.09	2,176,914	0.09	2.43	0.24	13
28.22	14.64	1,765,816	0.08	2.18	0.25	22
25.14	(15.32)	1,398,380	0.07	2.29	0.25	26
31.04	37.40	1,584,255	0.09	1.98	0.27	36

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2050 Fund
Class I
Year Ended June 30, 2025	$32.27	$0.65	$3.90	$4.55	$(0.65)	$—	$(0.65)
Year Ended June 30, 2024	28.30	0.69	3.85	4.54	(0.57)	—	(0.57)
Year Ended June 30, 2023	25.03	0.40	3.22	3.62	(0.35)	—	(0.35)
Year Ended June 30, 2022	31.00	0.61	(5.19)	(4.58)	(0.47)	(0.92)	(1.39)
Year Ended June 30, 2021	22.96	0.44	8.04	8.48	(0.44)	—	(0.44)
Class R2
Year Ended June 30, 2025	31.83	0.49	3.83	4.32	(0.52)	—	(0.52)
Year Ended June 30, 2024	28.00	0.47	3.87	4.34	(0.51)	—	(0.51)
Year Ended June 30, 2023	24.99	0.90	2.56	3.46	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.99	0.37	(5.10)	(4.73)	(0.35)	(0.92)	(1.27)
Year Ended June 30, 2021	22.95	0.28	8.05	8.33	(0.29)	—	(0.29)
Class R3
Year Ended June 30, 2025	32.32	0.72	3.75	4.47	(0.58)	—	(0.58)
Year Ended June 30, 2024	28.10	0.50	3.96	4.46	(0.24)	—	(0.24)
Year Ended June 30, 2023	24.94	0.31	3.22	3.53	(0.37)	—	(0.37)
Year Ended June 30, 2022	30.93	0.51	(5.15)	(4.64)	(0.43)	(0.92)	(1.35)
Year Ended June 30, 2021	22.92	0.38	8.00	8.38	(0.37)	—	(0.37)
Class R4
Year Ended June 30, 2025	32.11	0.65	3.87	4.52	(0.64)	—	(0.64)
Year Ended June 30, 2024	28.14	0.60	3.92	4.52	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.01	0.49	3.11	3.60	(0.47)	—	(0.47)
Year Ended June 30, 2022	30.97	0.61	(5.18)	(4.57)	(0.47)	(0.92)	(1.39)
Year Ended June 30, 2021	22.95	0.64	7.83	8.47	(0.45)	—	(0.45)
Class R5
Year Ended June 30, 2025	32.15	0.71	3.88	4.59	(0.69)	—	(0.69)
Year Ended June 30, 2024	28.17	0.61	3.96	4.57	(0.59)	—	(0.59)
Year Ended June 30, 2023	25.03	0.49	3.15	3.64	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.97	0.62	(5.15)	(4.53)	(0.49)	(0.92)	(1.41)
Year Ended June 30, 2021	22.94	0.47	8.04	8.51	(0.48)	—	(0.48)
Class R6
Year Ended June 30, 2025	32.17	0.74	3.88	4.62	(0.72)	—	(0.72)
Year Ended June 30, 2024	28.20	0.69	3.91	4.60	(0.63)	—	(0.63)
Year Ended June 30, 2023	25.06	0.56	3.10	3.66	(0.52)	—	(0.52)
Year Ended June 30, 2022	30.99	0.68	(5.18)	(4.50)	(0.51)	(0.92)	(1.43)
Year Ended June 30, 2021	22.96	0.55	7.99	8.54	(0.51)	—	(0.51)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

124	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$36.17	14.29%	$1,395	0.33%	1.91%	0.52%	17%
32.27	16.22	1,481	0.35	2.31	0.57	12
28.30	14.63	804	0.34	1.54	0.51	21
25.03	(15.62)	2,505	0.33	2.03	0.50	30
31.00	37.14	4,604	0.34	1.61	0.55	35

35.63	13.71	1,085	0.83	1.48	1.00	17
31.83	15.65	711	0.85	1.61	1.08	12
28.00	14.06	542	0.84	3.37	1.06	21
24.99	(16.03)	24	0.82	1.22	1.04	30
30.99	36.45	46	0.85	1.05	1.06	35

36.21	13.99	11,934	0.57	2.14	0.74	17
32.32	15.94	1,953	0.60	1.72	0.77	12
28.10	14.33	2,723	0.59	1.21	0.75	21
24.94	(15.83)	10,840	0.58	1.72	0.75	30
30.93	36.76	15,505	0.59	1.38	0.78	35

35.99	14.27	34,061	0.33	1.93	0.49	17
32.11	16.24	28,745	0.35	2.05	0.50	12
28.14	14.61	25,985	0.34	1.87	0.50	21
25.01	(15.60)	24,896	0.33	2.04	0.50	30
30.97	37.11	26,235	0.34	2.31	0.53	35

36.05	14.48	11,765	0.18	2.10	0.34	17
32.15	16.41	9,377	0.20	2.09	0.35	12
28.17	14.77	12,384	0.19	1.90	0.35	21
25.03	(15.47)	16,656	0.18	2.07	0.35	30
30.97	37.33	37,779	0.19	1.73	0.38	35

36.07	14.58	2,070,559	0.08	2.20	0.24	17
32.17	16.53	1,753,755	0.10	2.33	0.25	12
28.20	14.88	1,420,575	0.09	2.15	0.25	21
25.06	(15.38)	1,059,409	0.08	2.28	0.25	30
30.99	37.43	1,211,998	0.09	1.96	0.27	35

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2055 Fund
Class I
Year Ended June 30, 2025	$31.98	$0.65	$3.85	$4.50	$(0.64)	$—	$(0.64)
Year Ended June 30, 2024	28.02	0.58	3.93	4.51	(0.55)	—	(0.55)
Year Ended June 30, 2023	24.84	0.45	3.13	3.58	(0.40)	—	(0.40)
Year Ended June 30, 2022	30.75	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	22.77	0.46	7.95	8.41	(0.43)	—	(0.43)
Class R2
Year Ended June 30, 2025	31.84	0.39	3.92	4.31	(0.50)	—	(0.50)
Year Ended June 30, 2024	27.99	0.47	3.87	4.34	(0.49)	—	(0.49)
Year Ended June 30, 2023	24.81	0.97	2.48	3.45	(0.27)	—	(0.27)
Year Ended June 30, 2022	30.76	0.36	(5.03)	(4.67)	(0.35)	(0.93)	(1.28)
Year Ended June 30, 2021	22.77	0.28	7.99	8.27	(0.28)	—	(0.28)
Class R3
Year Ended June 30, 2025	31.92	0.60	3.80	4.40	(0.58)	—	(0.58)
Year Ended June 30, 2024	27.89	0.51	3.92	4.43	(0.40)	—	(0.40)
Year Ended June 30, 2023	24.73	0.33	3.17	3.50	(0.34)	—	(0.34)
Year Ended June 30, 2022	30.66	0.48	(5.06)	(4.58)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.71	0.39	7.93	8.32	(0.37)	—	(0.37)
Class R4
Year Ended June 30, 2025	31.89	0.65	3.84	4.49	(0.65)	—	(0.65)
Year Ended June 30, 2024	27.93	0.60	3.89	4.49	(0.53)	—	(0.53)
Year Ended June 30, 2023	24.81	0.49	3.08	3.57	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.72	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	22.75	0.60	7.81	8.41	(0.44)	—	(0.44)
Class R5
Year Ended June 30, 2025	31.97	0.70	3.85	4.55	(0.70)	—	(0.70)
Year Ended June 30, 2024	27.99	0.61	3.94	4.55	(0.57)	—	(0.57)
Year Ended June 30, 2023	24.85	0.48	3.14	3.62	(0.48)	—	(0.48)
Year Ended June 30, 2022	30.74	0.62	(5.10)	(4.48)	(0.48)	(0.93)	(1.41)
Year Ended June 30, 2021	22.76	0.47	7.98	8.45	(0.47)	—	(0.47)
Class R6
Year Ended June 30, 2025	31.99	0.74	3.84	4.58	(0.73)	—	(0.73)
Year Ended June 30, 2024	28.02	0.69	3.90	4.59	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.88	0.56	3.09	3.65	(0.51)	—	(0.51)
Year Ended June 30, 2022	30.76	0.68	(5.13)	(4.45)	(0.50)	(0.93)	(1.43)
Year Ended June 30, 2021	22.78	0.54	7.94	8.48	(0.50)	—	(0.50)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

126	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$35.84	14.25%	$1,055	0.33%	1.93%	0.59%	22%
31.98	16.27	900	0.35	2.01	0.59	11
28.02	14.62	1,361	0.34	1.73	0.55	19
24.84	(15.52)	2,092	0.33	2.03	0.52	30
30.75	37.13	3,117	0.34	1.66	0.56	38

35.65	13.67	74	0.83	1.18	1.01	22
31.84	15.67	341	0.85	1.61	1.13	11
27.99	14.04	255	0.84	3.68	1.04	19
24.81	(15.95)	21	0.83	1.19	1.04	30
30.76	36.45	38	0.85	1.05	1.08	38

35.74	13.96	1,943	0.58	1.80	0.76	22
31.92	16.01	1,164	0.60	1.75	0.80	11
27.89	14.30	1,161	0.59	1.27	0.77	19
24.73	(15.76)	2,989	0.58	1.60	0.77	30
30.66	36.79	6,346	0.59	1.40	0.79	38

35.73	14.27	19,467	0.33	1.94	0.50	22
31.89	16.25	15,441	0.35	2.06	0.51	11
27.93	14.62	13,206	0.34	1.87	0.52	19
24.81	(15.54)	13,033	0.33	2.05	0.52	30
30.72	37.15	12,967	0.34	2.16	0.55	38

35.82	14.42	8,207	0.18	2.09	0.35	22
31.97	16.44	6,610	0.20	2.10	0.37	11
27.99	14.80	8,435	0.19	1.86	0.37	19
24.85	(15.40)	13,728	0.18	2.08	0.37	30
30.74	37.33	27,827	0.20	1.73	0.40	38

35.84	14.51	1,244,590	0.08	2.20	0.25	22
31.99	16.57	1,069,375	0.10	2.34	0.26	11
28.02	14.91	820,400	0.09	2.16	0.27	19
24.88	(15.31)	588,779	0.08	2.29	0.27	30
30.76	37.44	637,501	0.09	1.95	0.29	38

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2060 Fund
Class I
Year Ended June 30, 2025	$24.94	$0.50	$3.02	$3.52	$(0.51)	$—	$(0.51)
Year Ended June 30, 2024	21.83	0.47	3.04	3.51	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.37	0.38	2.42	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.77	0.86	(4.36)	(3.50)	(0.36)	(0.54)	(0.90)
Year Ended June 30, 2021	17.63	0.35	6.12	6.47	(0.33)	—	(0.33)
Class R2
Year Ended June 30, 2025	24.77	0.39	2.98	3.37	(0.41)	—	(0.41)
Year Ended June 30, 2024	21.76	0.36	3.01	3.37	(0.36)	—	(0.36)
Year Ended June 30, 2023	19.32	0.33	2.37	2.70	(0.26)	—	(0.26)
Year Ended June 30, 2022	23.76	0.29	(3.91)	(3.62)	(0.28)	(0.54)	(0.82)
Year Ended June 30, 2021	17.61	0.23	6.14	6.37	(0.22)	—	(0.22)
Class R3
Year Ended June 30, 2025	25.26	0.59	2.91	3.50	(0.53)	—	(0.53)
Year Ended June 30, 2024	21.78	0.33	3.15	3.48	—	—	—
Year Ended June 30, 2023	19.29	0.22	2.52	2.74	(0.25)	—	(0.25)
Year Ended June 30, 2022	23.71	0.38	(3.94)	(3.56)	(0.32)	(0.54)	(0.86)
Year Ended June 30, 2021	17.58	0.29	6.12	6.41	(0.28)	—	(0.28)
Class R4
Year Ended June 30, 2025	24.96	0.52	3.01	3.53	(0.52)	—	(0.52)
Year Ended June 30, 2024	21.84	0.49	3.03	3.52	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.38	0.40	2.40	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.80	0.47	(3.99)	(3.52)	(0.36)	(0.54)	(0.90)
Year Ended June 30, 2021	17.65	0.32	6.16	6.48	(0.33)	—	(0.33)
Class R5
Year Ended June 30, 2025	24.96	0.53	3.04	3.57	(0.55)	—	(0.55)
Year Ended June 30, 2024	21.83	0.50	3.05	3.55	(0.42)	—	(0.42)
Year Ended June 30, 2023	19.35	0.40	2.43	2.83	(0.35)	—	(0.35)
Year Ended June 30, 2022	23.74	0.50	(3.98)	(3.48)	(0.37)	(0.54)	(0.91)
Year Ended June 30, 2021	17.60	0.38	6.12	6.50	(0.36)	—	(0.36)
Class R6
Year Ended June 30, 2025	24.98	0.58	3.02	3.60	(0.58)	—	(0.58)
Year Ended June 30, 2024	21.85	0.55	3.03	3.58	(0.45)	—	(0.45)
Year Ended June 30, 2023	19.37	0.45	2.40	2.85	(0.37)	—	(0.37)
Year Ended June 30, 2022	23.75	0.53	(3.99)	(3.46)	(0.38)	(0.54)	(0.92)
Year Ended June 30, 2021	17.61	0.43	6.09	6.52	(0.38)	—	(0.38)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

128	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$27.95	14.31%	$13,759	0.33%	1.93%	0.52%	25%
24.94	16.25	12,069	0.35	2.07	0.53	9
21.83	14.65	10,506	0.34	1.87	0.55	18
19.37	(15.42)	9,233	0.33	4.00	0.62	21
23.77	36.93	540	0.34	1.63	0.66	34

27.73	13.76	1,009	0.83	1.49	1.03	25
24.77	15.65	690	0.85	1.60	1.12	9
21.76	14.14	505	0.84	1.61	1.16	18
19.32	(15.88)	27	0.83	1.28	1.29	21
23.76	36.31	36	0.85	1.11	1.23	34

28.23	14.02	444	0.57	2.24	0.81	25
25.26	15.98	53	0.60	1.47	1.28	9
21.78	14.38	207	0.59	1.11	0.81	18
19.29	(15.67)	2,066	0.58	1.68	0.85	21
23.71	36.66	2,590	0.59	1.36	0.90	34

27.97	14.34	7,278	0.33	1.98	0.52	25
24.96	16.27	4,849	0.35	2.13	0.54	9
21.84	14.66	3,378	0.34	1.96	0.55	18
19.38	(15.48)	1,980	0.33	2.12	0.61	21
23.80	36.93	338	0.35	1.54	0.73	34

27.98	14.51	3,782	0.18	2.04	0.37	25
24.96	16.46	3,239	0.20	2.18	0.41	9
21.83	14.84	2,992	0.19	1.97	0.41	18
19.35	(15.34)	3,030	0.18	2.17	0.44	21
23.74	37.18	7,173	0.19	1.81	0.51	34

28.00	14.61	705,641	0.08	2.23	0.27	25
24.98	16.60	563,560	0.10	2.38	0.28	9
21.85	14.95	375,082	0.09	2.21	0.30	18
19.37	(15.24)	222,534	0.08	2.33	0.34	21
23.75	37.29	186,508	0.09	1.97	0.39	34

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2065 Fund
Class I
Year Ended June 30, 2025	$19.72	$0.43	$2.27	$2.70	$(0.29)	$(0.02)	$(0.31)
Year Ended June 30, 2024	17.19	0.39	2.37	2.76	(0.23)	—	(0.23)
November 1, 2022 (i) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	—	(0.09)
Class R2
Year Ended June 30, 2025	19.67	0.29	2.29	2.58	(0.19)	(0.02)	(0.21)
Year Ended June 30, 2024	17.15	0.28	2.39	2.67	(0.15)	—	(0.15)
November 1, 2022 (i) through June 30, 2023	15.00	0.19	2.03	2.22	(0.07)	—	(0.07)
Class R3
Year Ended June 30, 2025	19.70	0.48	2.15	2.63	(0.24)	(0.02)	(0.26)
Year Ended June 30, 2024	17.17	0.33	2.39	2.72	(0.19)	—	(0.19)
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.04	2.25	(0.08)	—	(0.08)
Class R4
Year Ended June 30, 2025	19.72	0.40	2.30	2.70	(0.29)	(0.02)	(0.31)
Year Ended June 30, 2024	17.19	0.37	2.39	2.76	(0.23)	—	(0.23)
November 1, 2022 (i) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	—	(0.09)
Class R5
Year Ended June 30, 2025	19.74	0.75	1.98	2.73	(0.32)	(0.02)	(0.34)
Year Ended June 30, 2024	17.20	0.43	2.37	2.80	(0.26)	—	(0.26)
November 1, 2022 (i) through June 30, 2023	15.00	0.26	2.03	2.29	(0.09)	—	(0.09)
Class R6
Year Ended June 30, 2025	19.75	0.50	2.26	2.76	(0.34)	(0.02)	(0.36)
Year Ended June 30, 2024	17.21	0.48	2.33	2.81	(0.27)	—	(0.27)
November 1, 2022 (i) through June 30, 2023	15.00	0.32	1.98	2.30	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

130	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$22.11	13.83%	$52	0.32%	2.10%	2.10%	29%
19.72	16.18	32	0.34 (h)	2.14 (h)	3.29 (h)	13
17.19	15.25	23	0.33 (h)	2.29 (h)	16.89 (h)	29

22.04	13.20	30	0.82	1.43	1.48	29
19.67	15.62	26	0.84 (h)	1.56 (h)	3.59 (h)	13
17.15	14.89	23	0.83 (h)	1.76 (h)	17.40 (h)	29

22.07	13.48	208	0.56	2.31	1.07	29
19.70	15.93	27	0.59 (h)	1.81 (h)	3.34 (h)	13
17.17	15.07	23	0.58 (h)	2.01 (h)	17.14 (h)	29

22.11	13.82	31	0.32	1.93	0.99	29
19.72	16.18	27	0.34 (h)	2.06 (h)	3.12 (h)	13
17.19	15.25	23	0.33 (h)	2.26 (h)	16.88 (h)	29

22.13	13.98	320	0.17	3.59	0.75	29
19.74	16.41	51	0.19 (h)	2.35 (h)	2.67 (h)	13
17.20	15.34	23	0.18 (h)	2.41 (h)	16.73 (h)	29

22.15	14.12	83,036	0.07	2.41	0.68	29
19.75	16.49	30,719	0.09 (h)	2.62 (h)	1.79 (h)	13
17.21	15.43	7,412	0.08 (h)	2.97 (h)	6.59 (h)	29

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	131

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 10 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Blend Income Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2025 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2030 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2035 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2040 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2045 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2050 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2055 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2060 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2065 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Blend Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Blend Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
JPMorgan SmartRetirement® Blend Income Fund acquired all the assets and liabilities of the JPMorgan SmartRetirement® Blend 2020 Fund in a reorganization on April 25, 2025. Please refer to Note 8 discussing the merger.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to

132	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Blend Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$56,684	$1,483	$58,167
Collateralized Mortgage Obligations	—	29,028	300	29,328
Commercial Mortgage-Backed Securities	—	12,416	—	12,416
Corporate Bonds	—	126,776	—	126,776
Exchange-Traded Funds	349,792	—	—	349,792
Foreign Government Securities	—	1,817	—	1,817

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	133

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies	$671,385	$—	$—	$671,385
Mortgage-Backed Securities	—	120,738	—	120,738
Municipal Bonds	—	177	—	177
U.S. Treasury Obligations	—	132,818	—	132,818
Short-Term Investments
Investment Companies	79,442	—	—	79,442
Total Investments in Securities	$1,100,619	$480,454	$1,783	$1,582,856
Appreciation in Other Financial Instruments
Futures Contracts	$574	$—	$—	$574
Depreciation in Other Financial Instruments
Futures Contracts	$(109)	$—	$—	$(109)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$465	$—	$—	$465

JPMorgan SmartRetirement® Blend 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$66,424	$1,729	$68,153
Collateralized Mortgage Obligations	—	35,079	3,263	38,342
Commercial Mortgage-Backed Securities	—	14,325	—	14,325
Corporate Bonds	—	154,022	259	154,281
Exchange-Traded Funds	439,290	—	—	439,290
Foreign Government Securities	—	2,107	—	2,107
Investment Companies	839,328	—	—	839,328
Mortgage-Backed Securities	—	142,362	—	142,362
Municipal Bonds	—	197	—	197
U.S. Treasury Obligations	—	159,070	—	159,070
Short-Term Investments
Investment Companies	70,554	—	—	70,554
Total Investments in Securities	$1,349,172	$573,586	$5,251	$1,928,009
Appreciation in Other Financial Instruments
Futures Contracts	$1,049	$—	$—	$1,049

JPMorgan SmartRetirement® Blend 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$83,049	$1,925	$84,974
Collateralized Mortgage Obligations	—	46,902	2,149	49,051
Commercial Mortgage-Backed Securities	—	16,829	—	16,829
Corporate Bonds	—	200,607	260	200,867
Exchange-Traded Funds	713,510	—	—	713,510
Foreign Government Securities	—	2,353	—	2,353

134	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

JPMorgan SmartRetirement® Blend 2030 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies	$1,418,899	$—	$—	$1,418,899
Mortgage-Backed Securities	—	170,009	—	170,009
Municipal Bonds	—	207	—	207
U.S. Treasury Obligations	—	242,061	—	242,061
Short-Term Investments
Investment Companies	61,547	—	—	61,547
Total Investments in Securities	$2,193,956	$762,017	$4,334	$2,960,307
Appreciation in Other Financial Instruments
Futures Contracts	$2,463	$—	$—	$2,463
Depreciation in Other Financial Instruments
Futures Contracts	$(138)	$—	$—	$(138)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,325	$—	$—	$2,325

JPMorgan SmartRetirement® Blend 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$28,803	$1,084	$29,887
Collateralized Mortgage Obligations	—	16,713	1,127	17,840
Commercial Mortgage-Backed Securities	—	5,537	—	5,537
Corporate Bonds	—	53,609	—	53,609
Exchange-Traded Funds	898,608	—	—	898,608
Foreign Government Securities	—	608	—	608
Investment Companies	2,082,342	—	—	2,082,342
Mortgage-Backed Securities	—	49,720	—	49,720
Municipal Bonds	—	56	—	56
U.S. Treasury Obligations	—	47,974	—	47,974
Short-Term Investments
Investment Companies	51,786	—	—	51,786
Total Investments in Securities	$3,032,736	$203,020	$2,211	$3,237,967
Appreciation in Other Financial Instruments
Futures Contracts	$1,860	$—	$—	$1,860
Depreciation in Other Financial Instruments
Futures Contracts	$(59)	$—	$—	$(59)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,801	$—	$—	$1,801

JPMorgan SmartRetirement® Blend 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$955,975	$—	$—	$955,975
Investment Companies	1,980,360	—	—	1,980,360

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	135

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2040 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$4,233	$—	$4,233
Short-Term Investments
Investment Companies	48,468	—	—	48,468
Total Investments in Securities	$2,984,803	$4,233	$—	$2,989,036
Appreciation in Other Financial Instruments
Futures Contracts	$1,150	$—	$—	$1,150

JPMorgan SmartRetirement® Blend 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$904,041	$—	$—	$904,041
Investment Companies	1,616,742	—	—	1,616,742
U.S. Treasury Obligations	—	3,582	—	3,582
Short-Term Investments
Investment Companies	46,593	—	—	46,593
Total Investments in Securities	$2,567,376	$3,582	$—	$2,570,958
Appreciation in Other Financial Instruments
Futures Contracts	$990	$—	$—	$990

JPMorgan SmartRetirement® Blend 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$794,355	$—	$—	$794,355
Investment Companies	1,298,191	—	—	1,298,191
U.S. Treasury Obligations	—	2,967	—	2,967
Short-Term Investments
Investment Companies	40,250	—	—	40,250
Total Investments in Securities	$2,132,796	$2,967	$—	$2,135,763
Appreciation in Other Financial Instruments
Futures Contracts	$820	$—	$—	$820

JPMorgan SmartRetirement® Blend 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$475,441	$—	$—	$475,441
Investment Companies	777,002	—	—	777,002
U.S. Treasury Obligations	—	1,774	—	1,774
Short-Term Investments
Investment Companies	20,672	—	—	20,672
Total Investments in Securities	$1,273,115	$1,774	$—	$1,274,889

136	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

JPMorgan SmartRetirement® Blend 2055 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$493	$—	$—	$493

JPMorgan SmartRetirement® Blend 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$272,843	$—	$—	$272,843
Investment Companies	445,898	—	—	445,898
U.S. Treasury Obligations	—	1,027	—	1,027
Short-Term Investments
Investment Companies	13,179	—	—	13,179
Total Investments in Securities	$731,920	$1,027	$—	$732,947
Appreciation in Other Financial Instruments
Futures Contracts	$280	$—	$—	$280

JPMorgan SmartRetirement® Blend 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$30,976	$—	$—	$30,976
Investment Companies	50,871	—	—	50,871
U.S. Treasury Obligations	—	250	—	250
Short-Term Investments
Investment Companies	1,862	—	—	1,862
Total Investments in Securities	$83,709	$250	$—	$83,959
Appreciation in Other Financial Instruments
Futures Contracts	$43	$—	$—	$43
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	137

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2030 Fund and JPMorgan SmartRetirement® Blend 2035 Fund purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities.
JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2030 Fund and JPMorgan SmartRetirement® Blend 2035 Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of June 30, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at June 30, 2025 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time. The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended June 30, 2025.

138	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Blend Income Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$12,242	$18,329	$4,262	$229	$2,862	$29,400	505	$536	$—
JPMorgan BetaBuilders International Equity ETF (a)	63,801	113,334	33,370	2,324	12,858	158,947	2,355	3,522	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,430	8,443	1,641	133	384	12,749	138	229	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	27,408	15,336	43,153	111	298	—	—	942	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	18,198	31,224	9,868	476	4,438	44,468	456	344	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	10,034	17,454	5,617	329	2,431	24,631	374	177	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	8,606	1,482	10,165	1	76	—	—	538	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	68,855	107,927	14,889	(1,459)	2,998	163,432	22,573	4,925	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11,806	18,434	2,410	28	785	28,643	4,539	1,099	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	12,417	18,419	4,978	262	3,110	29,230	1,560	325	—
JPMorgan Equity Index Fund Class R6 Shares (a)	144,220	212,375	60,894	6,656	34,933	337,290	3,622	2,536	—
JPMorgan High Yield Fund Class R6 Shares (a)	34,834	82,553	6,537	46	1,894	112,790	17,220	4,154	—
JPMorgan Inflation Managed Bond ETF (a)	32,853	49,862	4,640	(106)	1,628	79,597	1,650	1,695	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	24,908	219,697	165,163	—	—	79,442	79,442	2,058	—
Total	$475,612	$914,869	$367,587	$9,030	$68,695	$1,100,619		$23,080	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® Blend 2025 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$40,469	$4,850	$11,193	$774	$3,376	$38,276	658	$1,206	$—
JPMorgan BetaBuilders International Equity ETF (a)	210,951	45,651	78,259	9,729	18,883	206,955	3,066	7,055	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17,874	2,481	5,008	588	626	16,561	180	531	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	77,383	53,848	132,342	723	388	—	—	2,505	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	60,091	17,431	26,582	2,611	4,309	57,860	593	825	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	33,149	10,045	14,608	1,058	2,412	32,056	486	430	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	23,031	2,042	25,250	21	156	—	—	1,354	—

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	139

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2025 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$194,396	$39,074	$40,728	$(4,937)	$8,452	$196,257	27,107	$10,011	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,498	5,422	4,616	71	1,085	33,460	5,303	2,167	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	41,044	7,338	15,027	886	3,811	38,052	2,031	1,009	—
JPMorgan Equity Index Fund Class R6 Shares (a)	477,071	63,992	162,469	38,809	21,896	439,299	4,717	6,047	—
JPMorgan High Yield Fund Class R6 Shares (a)	92,961	62,547	26,372	(1,150)	4,274	132,260	20,192	7,676	—
JPMorgan Inflation Managed Bond ETF (a)	76,902	17,132	9,068	(319)	2,935	87,582	1,815	3,176	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	50,752	391,198	371,396	—	—	70,554	70,554	3,028	—
Total	$1,427,572	$723,051	$922,918	$48,864	$72,603	$1,349,172		$47,020	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® Blend 2030 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$68,893	$12,691	$12,020	$369	$7,718	$77,651	1,335	$2,209	$—
JPMorgan BetaBuilders International Equity ETF (a)	359,756	86,780	81,049	2,462	52,554	420,503	6,229	13,349	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	30,176	6,061	4,651	544	1,326	33,456	363	967	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	87,893	11,727	101,125	681	824	—	—	2,981	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	76,965	22,977	22,158	2,073	7,772	87,629	899	1,142	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	30,816	18,766	10,438	1,295	2,075	42,514	645	427	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	23,196	2,962	26,291	293	(160)	—	—	1,413	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	220,802	49,899	17,450	(2,103)	6,219	257,367	35,548	12,071	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,389	7,489	2,220	4	1,176	37,838	5,996	2,279	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	69,911	14,765	16,577	699	8,403	77,201	4,120	1,799	—
JPMorgan Equity Index Fund Class R6 Shares (a)	813,083	116,517	153,205	15,604	100,144	892,143	9,580	11,103	—
JPMorgan High Yield Fund Class R6 Shares (a)	93,744	63,443	6,318	(311)	3,792	154,350	23,565	8,284	—

140	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

JPMorgan SmartRetirement® Blend 2030 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$38,143	$14,269	$2,024	$(30)	$1,399	$51,757	1,073	$1,663	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	63,873	308,340	310,666	—	—	61,547	61,547	3,002	—
Total	$2,008,640	$736,686	$766,192	$21,580	$193,242	$2,193,956		$62,689	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® Blend 2035 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$90,567	$21,006	$18,038	$241	$10,344	$104,120	1,790	$2,922	$—
JPMorgan BetaBuilders International Equity ETF (a)	472,866	129,376	111,555	3,098	70,046	563,831	8,353	17,589	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39,777	8,372	5,654	591	1,800	44,886	487	1,285	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	70,393	10,478	82,056	520	665	—	—	2,398	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	107,048	34,574	30,363	1,214	11,997	124,470	1,278	1,599	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	52,451	24,643	21,395	1,390	4,212	61,301	929	732	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	18,023	2,444	20,553	(54)	140	—	—	1,096	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	424,401	246,002	47,725	(8,777)	16,655	630,556	87,093	24,786	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	24,249	6,041	1,631	(29)	922	29,552	4,684	1,761	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,885	26,240	26,270	329	11,336	103,520	5,524	2,387	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,065,700	177,265	199,385	7,634	141,378	1,192,592	12,806	14,656	—
JPMorgan High Yield Fund Class R6 Shares (a)	72,396	60,306	9,294	(358)	3,072	126,122	19,255	6,506	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	64,289	359,117	371,620	—	—	51,786	51,786	2,598	—
Total	$2,594,045	$1,105,864	$945,539	$5,799	$272,567	$3,032,736		$80,315	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	141

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2040 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$98,032	$18,352	$17,648	$166	$10,917	$109,819	1,888	$3,022	$—
JPMorgan BetaBuilders International Equity ETF (a)	497,610	121,738	100,477	2,150	72,933	593,954	8,799	18,356	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	41,751	9,341	5,674	587	1,875	47,880	520	1,341	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	42,819	6,320	49,852	(2,130)	2,843	—	—	1,447	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	118,574	27,618	24,700	2,215	12,280	135,987	1,395	1,709	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	57,311	21,047	16,198	1,730	4,445	68,335	1,036	798	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	10,945	1,485	12,482	(635)	687	—	—	663	—
JPMorgan Core Bond Fund Class R6 Shares (a)	129,006	32,545	36,198	(4,370)	7,498	128,481	12,426	5,577	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	258,153	150,961	28,824	(5,345)	10,084	385,029	53,181	14,954	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	15,071	4,123	925	(70)	623	18,822	2,983	1,087	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	95,306	25,011	23,830	682	12,020	109,189	5,826	2,463	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,103,718	151,414	155,275	10,361	145,696	1,255,914	13,486	15,126	—
JPMorgan High Yield Fund Class R6 Shares (a)	44,160	40,034	3,081	(160)	1,972	82,925	12,660	4,029	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	40,455	289,156	281,143	—	—	48,468	48,468	2,105	—
Total	$2,552,911	$899,145	$756,307	$5,181	$283,873	$2,984,803		$72,677	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® Blend 2045 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$92,320	$15,956	$15,420	$(48)	$10,303	$103,111	1,773	$2,844	$—
JPMorgan BetaBuilders International Equity ETF (a)	475,788	101,978	88,277	1,793	68,042	559,324	8,286	17,253	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39,625	8,632	5,593	596	1,695	44,955	488	1,259	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	22,903	3,350	26,620	(1,074)	1,441	—	—	767	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	111,018	31,057	25,045	1,229	12,302	130,561	1,340	1,642	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	55,829	19,595	15,221	1,697	4,190	66,090	1,001	769	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	14,644	1,966	16,679	(922)	991	—	—	878	—
JPMorgan Core Bond Fund Class R6 Shares (a)	69,003	18,387	21,142	(2,447)	4,079	67,880	6,565	2,941	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	138,082	85,284	22,377	(4,301)	6,734	203,422	28,097	7,870	—

142	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

JPMorgan SmartRetirement® Blend 2045 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	$8,056	$2,304	$650	$(49)	$341	$10,002	1,585	$575	$—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	90,317	20,374	19,708	296	11,243	102,522	5,471	2,317	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,055,587	139,718	156,532	6,993	137,730	1,183,496	12,708	14,282	—
JPMorgan High Yield Fund Class R6 Shares (a)	14,769	34,873	1,186	(26)	990	49,420	7,545	1,686	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	32,832	283,837	270,076	—	—	46,593	46,593	1,815	—
Total	$2,220,773	$767,311	$684,526	$3,737	$260,081	$2,567,376		$56,898	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® Blend 2050 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$78,426	$15,916	$12,935	$(53)	$9,023	$90,377	1,553	$2,431	$—
JPMorgan BetaBuilders International Equity ETF (a)	401,386	109,587	80,635	969	58,931	490,238	7,263	14,840	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,660	8,209	4,281	409	1,452	39,449	428	1,080	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	12,098	1,912	14,194	(568)	752	—	—	404	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	97,649	22,307	15,954	1,780	10,033	115,815	1,189	1,419	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	47,799	17,400	11,829	1,412	3,694	58,476	886	663	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	7,865	1,176	9,072	(600)	631	—	—	473	—
JPMorgan Core Bond Fund Class R6 Shares (a)	36,444	9,217	12,666	(1,061)	1,888	33,822	3,271	1,533	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	72,928	40,986	13,784	(2,576)	3,801	101,355	13,999	4,098	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,467	1,173	471	(10)	164	5,323	844	311	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	76,500	20,298	17,238	342	9,959	89,861	4,795	1,976	—
JPMorgan Equity Index Fund Class R6 Shares (a)	892,195	141,303	121,479	7,665	118,388	1,038,072	11,147	12,210	—
JPMorgan High Yield Fund Class R6 Shares (a)	7,957	21,926	733	(4)	612	29,758	4,543	965	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	24,774	254,928	239,452	—	—	40,250	40,250	1,544	—
Total	$1,794,148	$666,338	$554,723	$7,705	$219,328	$2,132,796		$43,947	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	143

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2055 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$47,957	$11,439	$10,591	$(85)	$5,373	$54,093	930	$1,472	$—
JPMorgan BetaBuilders International Equity ETF (a)	239,297	74,876	56,379	269	35,356	293,419	4,347	8,946	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	20,434	4,825	2,756	249	859	23,611	256	655	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	7,359	1,233	8,701	(325)	434	—	—	246	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	59,286	17,599	14,629	782	6,281	69,319	711	868	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	28,922	10,663	7,644	927	2,131	34,999	531	403	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	4,805	740	5,564	(342)	361	—	—	288	—
JPMorgan Core Bond Fund Class R6 Shares (a)	22,124	5,924	8,299	(761)	1,255	20,243	1,958	928	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	44,270	25,400	9,727	(1,816)	2,537	60,664	8,379	2,475	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,683	677	268	(2)	96	3,186	505	190	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	46,443	13,049	11,815	185	5,922	53,784	2,870	1,209	—
JPMorgan Equity Index Fund Class R6 Shares (a)	544,948	111,908	110,793	3,418	71,833	621,314	6,671	7,399	—
JPMorgan High Yield Fund Class R6 Shares (a)	4,830	13,134	517	(11)	375	17,811	2,719	581	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	19,026	193,931	192,285	—	—	20,672	20,672	944	—
Total	$1,092,384	$485,398	$439,968	$2,488	$132,813	$1,273,115		$26,604	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® Blend 2060 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$25,454	$11,081	$8,379	$(238)	$3,124	$31,042	534	$832	$—
JPMorgan BetaBuilders International Equity ETF (a)	130,181	57,125	38,701	(469)	20,250	168,386	2,494	5,056	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	10,846	3,761	1,602	77	468	13,550	147	366	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	3,898	980	4,930	(100)	152	—	—	134	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	31,511	15,294	11,162	572	3,565	39,780	408	486	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	15,376	8,489	5,590	465	1,345	20,085	305	225	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,543	607	3,158	(115)	123	—	—	157	—
JPMorgan Core Bond Fund Class R6 Shares (a)	11,745	4,376	4,759	(352)	607	11,617	1,123	509	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	23,500	16,734	5,790	(1,068)	1,437	34,813	4,808	1,362	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,417	553	193	(2)	53	1,828	290	104	—

144	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

JPMorgan SmartRetirement® Blend 2060 Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$24,651	$10,342	$7,635	$72	$3,436	$30,866	1,647	$681	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	290,166	89,585	67,041	3,511	40,331	356,552	3,829	4,141	—
JPMorgan High Yield Fund Class R6 Shares (a)	2,564	7,806	354	(4)	210	10,222	1,561	323	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	8,430	147,616	142,867	—	—	13,179	13,179	545	—
Total	$582,282	$374,349	$302,161	$2,349	$75,101	$731,920		$14,921	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

JPMorgan SmartRetirement® Blend 2065 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$1,323	$3,519	$1,613	$(33)	$346	$3,542	61	$73	$—
JPMorgan BetaBuilders International Equity ETF (a)	6,834	13,807	3,437	(98)	2,105	19,211	284	475	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	591	1,140	192	(4)	11	1,546	17	32	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	196	217	416	6	(3)	—	—	9	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	128	172	299	—	(1)	—	—	11	—
JPMorgan Core Bond Fund Class R6 Shares (a)	589	1,035	317	(5)	23	1,325	128	40	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,179	3,176	405	(13)	34	3,971	549	112	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	72	137	4	— (b)	4	209	33	8	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,309	2,058	205	(8)	368	3,522	188	52	—
JPMorgan Equity Index Fund Class R6 Shares (a)	15,145	28,425	6,499	(304)	3,911	40,678	437	360	—
JPMorgan High Yield Fund Class R6 Shares (a)	129	1,025	7	— (b)	19	1,166	178	29	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (c)	806	44,789	43,733	—	—	1,862	1,862	52	—
Total	$28,301	$99,500	$57,127	$(459)	$6,817	$77,032		$1,253	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of June 30, 2025.
F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	145

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
G. Futures Contracts— The Funds used treasury and index futures contracts to manage and hedge interest rate and equity price risks associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2025:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
Futures Contracts:
Average Notional Balance Long	$21,327	$54,091	$118,641	$73,889
Average Notional Balance Short	(1,965)	(1,572)	(2,072)	(1,280)
Ending Notional Balance Long	46,689	61,986	129,597	86,678
Ending Notional Balance Short	(4,576)	—	(9,089)	(1,309)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
Futures Contracts:
Average Notional Balance Long	$48,459	$41,602	$33,708	$20,396
Average Notional Balance Short	—	—	—	—
Ending Notional Balance Long	52,033	44,793	37,133	22,342
Ending Notional Balance Short	—	—	—	—

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Futures Contracts:
Average Notional Balance Long	$11,170	$1,013
Average Notional Balance Short	—	—
Ending Notional Balance Long	12,664	1,813
Ending Notional Balance Short	—	—

146	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

H. Summary of Derivatives Information— The following tables present the value of derivatives held as of June 30, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$—	$1,138	$1,255	$1,150
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	574	1,049	1,325	605	—
Unrealized Depreciation on Futures Contracts *	(109)	—	(138)	(59)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	465	1,049	2,325	1,801	1,150

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$990	$820	$493	$280	$43
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	990	820	493	280	43

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended June 30, 2025, by primary underlying risk exposure:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$—	$4	$795	$(566)	$258
Interest Rate Risk Exposure:
Futures Contracts	(219)	74	(46)	200	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$—	$—	$1,162	$1,296	$1,187

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
Interest Rate Risk Exposure:
Futures Contracts	$422	$908	$1,072	$525	$—

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(680)	$152	$(478)	$47	$(55)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$1,022	$846	$509	$288	$43
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2025, are as follows:
	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Blend Income Fund
Transfer agency fees	$1	$— (a)	$— (a)	$— (a)	$— (a)	$11	$12
JPMorgan SmartRetirement® Blend 2025 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	20	21
JPMorgan SmartRetirement® Blend 2030 Fund
Transfer agency fees	1	— (a)	— (a)	1	— (a)	26	28
JPMorgan SmartRetirement® Blend 2035 Fund
Transfer agency fees	1	— (a)	— (a)	1	— (a)	28	30
JPMorgan SmartRetirement® Blend 2040 Fund
Transfer agency fees	1	— (a)	— (a)	1	— (a)	27	29
JPMorgan SmartRetirement® Blend 2045 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	24	25

148	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Blend 2050 Fund
Transfer agency fees	$1	$— (a)	$— (a)	$— (a)	$— (a)	$20	$21
JPMorgan SmartRetirement® Blend 2055 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	16	17
JPMorgan SmartRetirement® Blend 2060 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	12	13
JPMorgan SmartRetirement® Blend 2065 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	3	3

(a)	Amount rounds to less than one thousand.
The Funds invested in Underlying Funds and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
K. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
JPMorgan SmartRetirement® Blend Income Fund	$68,540	$(401)	$(68,139)
JPMorgan SmartRetirement® Blend 2025 Fund	—	27	(27)
JPMorgan SmartRetirement® Blend 2030 Fund	—	8	(8)
JPMorgan SmartRetirement® Blend 2035 Fund	—	8	(8)
The reclassifications for the Funds relate primarily to merger adjustments and tax adjustments on certain investments.
M. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class R2	Class R3
0.50%	0.25%

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

150	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5	Class R6
0.42%(1)	0.92%(1)	0.67%(1)	0.42%(1)	0.27%(1)	0.17%(1)

(1)	Prior to November 1, 2024, the contractual expense limitations were 0.44%, 0.94%, 0.69%, 0.44%, 0.29% and 0.19% for Class I, Class R2, Class R3, Class R4, Class R5 and Class R6, respectively.
Except as noted above, the expense limitation agreements were in effect for the year ended June 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the affiliated Underlying Funds and ETFs. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.
For the year ended June 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
JPMorgan SmartRetirement® Blend Income Fund	$1,328	$287	$1	$1,616	$272
JPMorgan SmartRetirement® Blend 2025 Fund	3,012	516	1	3,529	294
JPMorgan SmartRetirement® Blend 2030 Fund	4,178	698	2	4,878	21
JPMorgan SmartRetirement® Blend 2035 Fund	4,600	754	2	5,356	737
JPMorgan SmartRetirement® Blend 2040 Fund	4,161	679	1	4,841	538
JPMorgan SmartRetirement® Blend 2045 Fund	3,498	592	2	4,092	19
JPMorgan SmartRetirement® Blend 2050 Fund	2,646	502	1	3,149	9
JPMorgan SmartRetirement® Blend 2055 Fund	1,655	340	1	1,996	9
JPMorgan SmartRetirement® Blend 2060 Fund	971	244	1	1,216	35
JPMorgan SmartRetirement® Blend 2065 Fund	79	39	— (a)	118	206

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2025, JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund and JPMorgan SmartRetirement Blend 2035 Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Blend Income Fund	$231,547	$260,218	$48,397	$32,495
JPMorgan SmartRetirement® Blend 2025 Fund	523,298	700,069	85,349	69,291
JPMorgan SmartRetirement® Blend 2030 Fund	691,760	623,829	126,607	51,932
JPMorgan SmartRetirement® Blend 2035 Fund	845,294	671,270	28,824	47,102
JPMorgan SmartRetirement® Blend 2040 Fund	609,985	475,159	3,244	3,538
JPMorgan SmartRetirement® Blend 2045 Fund	483,474	414,450	2,832	3,030
JPMorgan SmartRetirement® Blend 2050 Fund	411,410	315,272	2,287	2,498
JPMorgan SmartRetirement® Blend 2055 Fund	291,467	247,683	1,404	1,581
JPMorgan SmartRetirement® Blend 2060 Fund	226,733	159,295	777	1,053
JPMorgan SmartRetirement® Blend 2065 Fund	60,608	15,322	117	63
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Blend Income Fund	$1,354,958	$258,793	$30,430	$228,363
JPMorgan SmartRetirement® Blend 2025 Fund	1,611,283	351,023	33,248	317,775
JPMorgan SmartRetirement® Blend 2030 Fund	2,354,233	649,357	40,958	608,399
JPMorgan SmartRetirement® Blend 2035 Fund	2,490,415	781,243	31,890	749,353
JPMorgan SmartRetirement® Blend 2040 Fund	2,191,350	811,244	12,408	798,836
JPMorgan SmartRetirement® Blend 2045 Fund	1,841,795	733,484	3,331	730,153
JPMorgan SmartRetirement® Blend 2050 Fund	1,523,970	614,186	1,573	612,613
JPMorgan SmartRetirement® Blend 2055 Fund	916,879	359,153	650	358,503
JPMorgan SmartRetirement® Blend 2060 Fund	563,117	170,110	— (a)	170,110
JPMorgan SmartRetirement® Blend 2065 Fund	74,648	9,354	— (a)	9,354

(a)	Amount rounds to less than one thousand.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

152	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Blend Income Fund	$25,192	$—	$25,192
JPMorgan SmartRetirement® Blend 2025 Fund	67,548	—	67,548
JPMorgan SmartRetirement® Blend 2030 Fund	82,555	—	82,555
JPMorgan SmartRetirement® Blend 2035 Fund	82,684	—	82,684
JPMorgan SmartRetirement® Blend 2040 Fund	66,621	—	66,621
JPMorgan SmartRetirement® Blend 2045 Fund	51,949	—	51,949
JPMorgan SmartRetirement® Blend 2050 Fund	39,836	—	39,836
JPMorgan SmartRetirement® Blend 2055 Fund	24,242	—	24,242
JPMorgan SmartRetirement® Blend 2060 Fund	13,201	—	13,201
JPMorgan SmartRetirement® Blend 2065 Fund	836	18	854

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
JPMorgan SmartRetirement® Blend Income Fund	$20,519	$20,519
JPMorgan SmartRetirement® Blend 2025 Fund	57,000	57,000
JPMorgan SmartRetirement® Blend 2030 Fund	66,926	66,926
JPMorgan SmartRetirement® Blend 2035 Fund	64,736	64,736
JPMorgan SmartRetirement® Blend 2040 Fund	54,921	54,921
JPMorgan SmartRetirement® Blend 2045 Fund	42,612	42,612
JPMorgan SmartRetirement® Blend 2050 Fund	33,362	33,362
JPMorgan SmartRetirement® Blend 2055 Fund	19,423	19,423
JPMorgan SmartRetirement® Blend 2060 Fund	9,349	9,349
JPMorgan SmartRetirement® Blend 2065 Fund	204	204

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Blend Income Fund	$19,480	$(88,442)*	$220,571
JPMorgan SmartRetirement® Blend 2025 Fund	32,242	(57,034)	312,623
JPMorgan SmartRetirement® Blend 2030 Fund	43,099	(73,628)	602,974
JPMorgan SmartRetirement® Blend 2035 Fund	43,180	(45,144)	742,664
JPMorgan SmartRetirement® Blend 2040 Fund	34,345	(20,799)	792,296
JPMorgan SmartRetirement® Blend 2045 Fund	26,313	(6,339)	724,064
JPMorgan SmartRetirement® Blend 2050 Fund	20,227	(394)	608,133
JPMorgan SmartRetirement® Blend 2055 Fund	12,128	(1,451)	355,520
JPMorgan SmartRetirement® Blend 2060 Fund	8,101	—	169,070
JPMorgan SmartRetirement® Blend 2065 Fund	825	—	9,280

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
The cumulative timing differences primarily consist of certain derivatives, post-October capital loss deferral, straddle loss deferral and wash sale loss deferrals.
As of June 30, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$21,377 *	$67,065 *
JPMorgan SmartRetirement® Blend 2025 Fund	17,561	39,473
JPMorgan SmartRetirement® Blend 2030 Fund	9,168	64,460
JPMorgan SmartRetirement® Blend 2035 Fund	3,456	41,688
JPMorgan SmartRetirement® Blend 2040 Fund	—	20,799
JPMorgan SmartRetirement® Blend 2045 Fund	—	6,339
JPMorgan SmartRetirement® Blend 2050 Fund	—	394
JPMorgan SmartRetirement® Blend 2055 Fund	—	1,451

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the Funds deferred to July 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend 2025 Fund	$386	$—
JPMorgan SmartRetirement® Blend 2035 Fund	—	2,695
JPMorgan SmartRetirement® Blend 2040 Fund	—	2,715
JPMorgan SmartRetirement® Blend 2045 Fund	—	3,439
JPMorgan SmartRetirement® Blend 2050 Fund	—	1,760
JPMorgan SmartRetirement® Blend 2060 Fund	—	985
JPMorgan SmartRetirement® Blend 2065 Fund	—	16

154	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

During the year ended June 30, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$848	$56
JPMorgan SmartRetirement® Blend 2025 Fund	8,182	29,337
JPMorgan SmartRetirement® Blend 2030 Fund	12,829	268
JPMorgan SmartRetirement® Blend 2035 Fund	15,300	217
JPMorgan SmartRetirement® Blend 2040 Fund	9,498	5,089
JPMorgan SmartRetirement® Blend 2045 Fund	7,332	7,773
JPMorgan SmartRetirement® Blend 2050 Fund	3,472	11,193
JPMorgan SmartRetirement® Blend 2055 Fund	2,285	5,218
JPMorgan SmartRetirement® Blend 2060 Fund	582	3,569
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at June 30, 2025. Average borrowings from the Facility during the year ended June 30, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
JPMorgan SmartRetirement® Blend 2035 Fund	$7,689	5.07%	1	$1
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2025.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Blend Income Fund	2	59.9%
JPMorgan SmartRetirement® Blend 2025 Fund	2	59.0
JPMorgan SmartRetirement® Blend 2030 Fund	2	60.1
JPMorgan SmartRetirement® Blend 2035 Fund	2	62.0
JPMorgan SmartRetirement® Blend 2040 Fund	2	61.0
JPMorgan SmartRetirement® Blend 2045 Fund	2	61.7
JPMorgan SmartRetirement® Blend 2050 Fund	2	58.4
JPMorgan SmartRetirement® Blend 2055 Fund	3	70.5
JPMorgan SmartRetirement® Blend 2060 Fund	3	68.4
JPMorgan SmartRetirement® Blend 2065 Fund	4	81.0
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2025, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds and ETFs:
% of Net Assets
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	74.3%
JPMorgan Equity Index Fund	64.5
JPMorgan BetaBuilders International Equity ETF	63.3
JPMorgan BetaBuilders Emerging Markets Equity ETF	62.7
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	43.3
JPMorgan BetaBuilders MSCI US REIT ETF	30.6
JPMorgan Inflation Managed Bond ETF	30.6
JPMorgan Emerging Markets Research Enhanced Equity Fund	28.8
JPMorgan Emerging Markets Debt Fund	16.0
JPMorgan High Yield Fund	10.9
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular

156	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Business Combinations
On August 20-22, 2024, the Board of Trustees of JPM I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $797,425 and identified cost of approximately $698,412 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of April 25, 2025, the Target Fund had net capital loss carryforwards of $55,230.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Target Fund
JPMorgan SmartRetirement® Blend 2020 Fund				$99,013
Class I	27	$547	$20.39
Class R2	7	135	20.20
Class R3	55	1,126	20.63
Class R4	713	14,428	20.24
Class R5	365	7,384	20.25
Class R6	40,282	815,101	20.24
Acquiring Fund
JPMorgan SmartRetirement® Blend Income Fund				$79,122
Class I	19	$346	$18.36

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Class R2	1	20	18.30
Class R3	147	2,766	18.81
Class R4	909	16,622	18.28
Class R5	746	13,641	18.29
Class R6	36,714	672,237	18.31
Post Reorganization
JPMorgan SmartRetirement® Blend Income Fund				$178,135
Class I	49	$893	18.36
Class R2	8	155	18.30
Class R3	207	3,892	18.81
Class R4	1,698	31,050	18.28
Class R5	1,150	21,025	18.29
Class R6	81,231	1,487,338	18.31

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.
Assuming the reorganization had been completed on July 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended June 30, 2025, are as follows:
Net investment income (loss)	$58,447
Net realized/unrealized gains (losses)	104,740
Change in net assets resulting from operations	$163,187
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target fund that have been included in the Statements of Operations since April 25, 2025.

158	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund, JPMorgan SmartRetirement Blend 2035 Fund, JPMorgan SmartRetirement Blend 2040 Fund, JPMorgan SmartRetirement Blend 2045 Fund, JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund, JPMorgan SmartRetirement Blend 2035 Fund, JPMorgan SmartRetirement Blend 2040 Fund, JPMorgan SmartRetirement Blend 2045 Fund, JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund and JPMorgan SmartRetirement Blend 2060 Fund (nine of the funds constituting JPMorgan Trust I) and JPMorgan SmartRetirement Blend 2065 Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	JPMorgan SmartRetirement® Blend Funds	159

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan SmartRetirement® Blend Income Fund	8.21%
JPMorgan SmartRetirement® Blend 2025 Fund	10.01
JPMorgan SmartRetirement® Blend 2030 Fund	13.83
JPMorgan SmartRetirement® Blend 2035 Fund	18.27
JPMorgan SmartRetirement® Blend 2040 Fund	23.35
JPMorgan SmartRetirement® Blend 2045 Fund	28.42
JPMorgan SmartRetirement® Blend 2050 Fund	31.56
JPMorgan SmartRetirement® Blend 2055 Fund	31.47
JPMorgan SmartRetirement® Blend 2060 Fund	30.62
JPMorgan SmartRetirement® Blend 2065 Fund	24.60
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan SmartRetirement® Blend 2065 Fund	$18
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan SmartRetirement® Blend Income Fund	$7,288
JPMorgan SmartRetirement® Blend 2025 Fund	16,978
JPMorgan SmartRetirement® Blend 2030 Fund	28,885
JPMorgan SmartRetirement® Blend 2035 Fund	39,151
JPMorgan SmartRetirement® Blend 2040 Fund	39,439
JPMorgan SmartRetirement® Blend 2045 Fund	35,865
JPMorgan SmartRetirement® Blend 2050 Fund	30,082
JPMorgan SmartRetirement® Blend 2055 Fund	18,164
JPMorgan SmartRetirement® Blend 2060 Fund	10,063
JPMorgan SmartRetirement® Blend 2065 Fund	778

160	JPMorgan SmartRetirement® Blend Funds	June 30, 2025

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-SRB-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Preferred and Income Securities Fund
June 30, 2025
JPMorgan Preferred and Income Securities Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 83.1%
Banks — 45.5%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (a) (b) (c) (d)	19,650	21,686
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (a) (b) (c) (d)	27,400	31,954
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	13,709	13,452
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	4,879	4,958
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (b) (c) (d)	6,746	6,862
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (b) (c) (d)	28,490	29,506
Bank of Montreal (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 7.70%, 5/26/2084 (a) (d)	4,650	4,801
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (a) (d)	8,355	8,535
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (a) (d)	12,200	12,947
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (a) (b) (c) (d)	7,084	7,431
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (a) (b) (c) (d)	9,340	10,374
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (c) (d) (e)	14,145	15,155
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	26,433	27,802
Citigroup, Inc.
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.38%, 5/15/2028 (b) (c) (d)	5,000	5,260
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Series AA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.63%, 11/15/2028 (b) (c) (d)	11,000	11,576
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (c) (d)	3,950	3,979
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (b) (c) (d)	7,268	7,423
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (b) (c) (d)	25,847	27,169
Commerzbank AG (Germany) (USD SOFR ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (a) (b) (c) (d) (f)	6,200	6,306
Credit Agricole SA (France) (USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (b) (c) (d) (e)	16,755	16,393
Fifth Third Bancorp
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (b) (c) (d)	668	665
Series H, (3-MONTH CME TERM SOFR + 3.29%), 7.59%, 8/2/2025 (b) (c) (d)	6,008	6,044
Series J, (3-MONTH CME TERM SOFR + 3.39%), 7.69%, 8/2/2025 (b) (c) (d)	2,925	2,923
HSBC Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (a) (b) (c) (d)	12,721	13,310
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028 (a) (b) (c) (d)	4,000	4,025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (a) (b) (c) (d)	6,800	6,879
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (a) (b) (c) (d)	13,297	12,114
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (a) (b) (c) (d)	12,000	12,064
Huntington Bancshares, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (b) (c) (d)	370	366
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.95%), 5.63%, 7/15/2030 (b) (c) (d)	6,214	6,313
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	1

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (a) (b) (c) (d)	16,690	16,598
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (b) (c) (d) (f)	8,250	8,766
Intesa Sanpaolo SpA (Italy) 7.80%, 11/28/2053 (e)	10,865	12,708
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (a) (b) (c) (d)	9,530	9,581
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (a) (b) (c) (d)	4,000	3,914
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (a) (b) (c) (d)	7,986	7,973
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (a) (b) (c) (d)	12,725	13,726
Nordea Bank Abp (Finland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d) (e)	8,700	8,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (b) (c) (d) (e)	2,580	2,513
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	32,428	31,317
Royal Bank of Canada (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (a) (d)	3,510	3,627
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (d) (e)	12,215	12,963
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (d) (e)	7,770	8,480
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	7,550	7,704
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (d) (e)	8,610	8,915
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (b) (c) (d) (e)	5,500	5,723
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.81%), 4.75%, 1/14/2031 (a) (b) (c) (d) (e)	7,000	6,307
Sumitomo Mitsui Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (a) (b) (c) (d)	9,496	9,517
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (b) (c) (d) (f)	6,200	5,694
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (a) (d)	15,305	15,985
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 9/1/2025 (b) (c) (d)	21,047	21,076
US Bancorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	17,865	17,175
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	30,744	30,429
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (c) (d)	3,865	4,151
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (b) (c) (d)	10,290	10,813
		622,677
Capital Markets — 12.2%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (b) (c) (d)	2,500	2,476
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (b) (c) (d)	4,852	4,820
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (b) (c) (d)	6,729	6,572
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.30%), 6.30%, 3/20/2030 (b) (c) (d)	3,059	3,143
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	9,704	9,558
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	21,467	19,914
Goldman Sachs Group, Inc. (The)
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (d)	2,500	2,447
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (c) (d)	5,050	5,362
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (c) (d)	22,500	23,691
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (b) (c) (d)	13,290	13,715
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (b) (c) (d)	8,310	8,321
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (c) (d)	16,931	17,681
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (c) (d)	8,000	8,366
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	36,075	41,718
		167,784
Consumer Finance — 2.6%
AerCap Ireland Capital DAC (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,390	2,484
Ally Financial, Inc. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (b) (c) (d)	10,610	9,516
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)	13,606	13,288
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	10,812	10,549
		35,837
Electric Utilities — 5.6%
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (d)	10,440	10,730
Electricite de France SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.41%), 9.13%, 3/15/2033 (b) (c) (d) (e)	7,630	8,606
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	11,696	11,769
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	5,550	5,742
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (d)	2,940	2,990
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (d)	4,165	4,145
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	4,820	5,001
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	4,000	4,122
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	3,265	3,334
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	2,860	2,923
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	5,500	5,209
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.22%, 3/30/2067 (d)	4,320	4,298
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	3

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern Co. (The)
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (d)	5,103	5,074
Series 2025, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.38%, 3/15/2055 (d)	2,714	2,793
		76,736
Financial Services — 1.4%
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	11,215	11,569
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 7.76%, 9/15/2028 (b) (c) (d)	6,747	7,124
		18,693
Insurance — 4.8%
Allianz SE (Germany)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.50%, 11/17/2025 (a) (b) (c) (d) (e)	6,200	6,096
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (d) (e)	3,600	3,589
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	3,615	3,707
Meiji Yasuda Life Insurance Co. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.91%), 6.10%, 6/11/2055 (d) (e)	10,000	9,981
MetLife Capital Trust IV 8.25%, 12/15/2037 (e)	4,049	4,439
MetLife, Inc. 9.25%, 4/8/2038 (e)	13,675	16,236
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (d)	2,500	2,352
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	3,793	3,825
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	5,120	5,363
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	9,340	9,594
		65,182
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — 4.0%
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	4,320	4,198
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (d)	7,118	6,398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (d)	2,500	2,506
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (c) (d)	4,800	4,713
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,430	2,607
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	8,230	8,658
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	9,880	10,285
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (d)	5,060	5,089
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	2,350	2,260
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	8,590	8,662
		55,376
Oil, Gas & Consumable Fuels — 5.6%
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	1,725	1,707
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (b) (c) (d)	5,540	5,663
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	15,490	15,447
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	2,530	2,668
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	17,270	19,228
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.69%), 6.50%, 11/15/2026 (b) (c) (d)	2,500	2,511
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (c) (d)	13,106	13,351
Transcanada Trust (Canada)
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	6,854	6,786
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (d)	10,245	9,952
		77,313
Trading Companies & Distributors — 0.5%
Air Lease Corp.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 4.65%, 6/15/2026 (b) (c) (d)	4,089	4,065
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.56%), 6.00%, 9/24/2029 (b) (c) (d)	2,750	2,689
		6,754
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	9,560	9,478
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	2,750	2,513
		11,991
Total Corporate Bonds (Cost $1,078,458)		1,138,343
	SHARES (000)
Preferred Stocks — 8.8%
Banks — 0.9%
Bank of America Corp. Series LL, 5.00%, 8/2/2025 ($25 par value) (g)	50	1,015
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Regions Financial Corp. 6.95%, 9/15/2029 ($25 par value) (g)	101	2,510
Wells Fargo & Co. Series Z, 4.75%, 9/15/2025 ($25 par value) (g)	450	8,568
		12,093
Capital Markets — 3.8%
Bank of New York Mellon Corp. (The) Series K, 6.15%, 3/20/2030 ($25 par value) (g)	330	8,461
Morgan Stanley
Series I, 6.38%, 10/15/2025 ($25 par value) (g)	1	14
Series O, 4.25%, 1/15/2027 ($25 par value) (g)	200	3,447
Series K, 5.85%, 4/15/2027 ($25 par value) (g)	53	1,239
Series P, 6.50%, 10/15/2027 ($25 par value) (g)	606	15,594
Series Q, 6.63%, 10/15/2029 ($25 par value) (g)	883	22,832
		51,587
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
Series A, 5.00%, 8/2/2025 ($25 par value) (g)	40	806
Series C, 4.75%, 8/2/2025 ($25 par value) (g)	261	4,978
5.35%, 11/1/2066 ($25 par value)	50	1,110
		6,894
Electric Utilities — 2.4%
NextEra Energy Capital Holdings, Inc. Series U, 6.50%, 6/1/2085 ($25 par value)	754	18,853
SCE Trust VII Series M, 7.50%, 11/22/2028 ($25 par value) (g)	230	5,111
SCE Trust VIII Series N, 6.95%, 5/13/2029 ($25 par value) (g)	450	9,639
		33,603
Insurance — 0.9%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (g)	134	3,496
Athene Holding Ltd. Series E, 7.75%, 12/30/2027 ($25 par value) (g)	125	3,199
Lincoln National Corp. Series D, 9.00%, 12/1/2027 ($25 par value) (g)	127	3,382
MetLife, Inc.
Series E, 5.63%, 8/2/2025 ($25 par value) (g)	45	1,052
Series F, 4.75%, 9/15/2025 ($25 par value) (g)	89	1,746
		12,875
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	5

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Multi-Utilities — 0.3%
CMS Energy Corp. 5.88%, 3/1/2079 ($25 par value)	161	3,576
Total Preferred Stocks (Cost $122,051)		120,628
Exchange-Traded Funds — 3.3%
Fixed Income — 3.3%
Invesco Preferred ETF (Cost $45,538)	3,997	44,480
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (h) (i) (Cost $58,960)	58,954	58,966
Total Investments — 99.5% (Cost $1,305,007)		1,362,417
Other Assets in Excess of Liabilities — 0.5%		7,286
NET ASSETS — 100.0%		1,369,703

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)
Contingent Capital security (“CoCo”). CoCos are hybrid debt
securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at June 30, 2025 is $416,326 or
30.40% of the Fund’s net assets as of June 30, 2025.

(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of June 30, 2025.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

JPMorgan Preferred and Income Securities Fund
ASSETS:
Investments in non-affiliates, at value	$1,303,451
Investments in affiliates, at value	58,966
Cash	2,433
Foreign currency, at value	— (a)
Receivables:
Due from custodian	1,252
Fund shares sold	2,039
Interest from non-affiliates	12,403
Dividends from non-affiliates	746
Dividends from affiliates	7
Total Assets	1,381,297
LIABILITIES:
Payables:
Distributions	18
Investment securities purchased	6,433
Fund shares redeemed	4,368
Accrued liabilities:
Investment advisory fees	520
Administration fees	64
Distribution fees	15
Service fees	25
Custodian and accounting fees	7
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	144
Total Liabilities	11,594
Net Assets	$1,369,703

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Preferred and Income Securities Fund
NET ASSETS:
Paid-in-Capital	$1,322,187
Total distributable earnings (loss)	47,516
Total Net Assets	$1,369,703
Net Assets:
Class A	$22,895
Class C	17,176
Class I	577,940
Class R6	751,692
Total	$1,369,703
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,348
Class C	1,763
Class I	59,314
Class R6	77,133
Net Asset Value (a):
Class A — Redemption price per share	$9.75
Class C — Offering price per share (b)	9.74
Class I — Offering and redemption price per share	9.74
Class R6 — Offering and redemption price per share	9.75
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.13
Cost of investments in non-affiliates	$1,246,047
Cost of investments in affiliates	58,960
Cost of foreign currency	— (c)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
(c)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

JPMorgan Preferred and Income Securities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$66,241
Interest income from affiliates	9
Dividend income from non-affiliates	6,514
Dividend income from affiliates	1,811
Total investment income	74,575
EXPENSES:
Investment advisory fees	5,978
Administration fees	898
Distribution fees:
Class A	49
Class C	112
Service fees:
Class A	49
Class C	37
Class I	1,297
Custodian and accounting fees	47
Interest expense to affiliates	3
Professional fees	104
Trustees’ and Chief Compliance Officer’s fees	28
Printing and mailing costs	52
Registration and filing fees	43
Transfer agency fees (See Note 2.F.)	12
Other	29
Total expenses	8,738
Less fees waived	(1,763)
Net expenses	6,975
Net investment income (loss)	67,600
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	12,057
Investments in affiliates	(11)
Foreign currency transactions	— (a)
Net realized gain (loss)	12,046
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	23,482
Investments in affiliates	6
Foreign currency translations	— (a)
Change in net unrealized appreciation/depreciation	23,488
Net realized/unrealized gains (losses)	35,534
Change in net assets resulting from operations	$103,134

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$67,600	$43,711
Net realized gain (loss)	12,046	2,974
Change in net unrealized appreciation/depreciation	23,488	51,178
Change in net assets resulting from operations	103,134	97,863
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,043)	(823)
Class C	(725)	(574)
Class I	(28,992)	(17,248)
Class R6	(36,265)	(25,808)
Total distributions to shareholders	(67,025)	(44,453)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	344,939	349,997
NET ASSETS:
Change in net assets	381,048	403,407
Beginning of period	988,655	585,248
End of period	$1,369,703	$988,655
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,903	$4,526
Distributions reinvested	1,043	822
Cost of shares redeemed	(4,350)	(6,327)
Change in net assets resulting from Class A capital transactions	6,596	(979)
Class C
Proceeds from shares issued	6,484	4,239
Distributions reinvested	725	573
Cost of shares redeemed	(3,486)	(4,028)
Change in net assets resulting from Class C capital transactions	3,723	784
Class I
Proceeds from shares issued	277,984	178,558
Distributions reinvested	28,326	17,243
Cost of shares redeemed	(143,610)	(77,050)
Change in net assets resulting from Class I capital transactions	162,700	118,751
Class R6
Proceeds from shares issued	337,108	391,308
Distributions reinvested	36,160	25,701
Cost of shares redeemed	(201,348)	(185,568)
Change in net assets resulting from Class R6 capital transactions	171,920	231,441
Total change in net assets resulting from capital transactions	$344,939	$349,997
SHARE TRANSACTIONS:
Class A
Issued	1,025	497
Reinvested	108	91
Redeemed	(452)	(715)
Change in Class A Shares	681	(127)
Class C
Issued	671	459
Reinvested	76	63
Redeemed	(364)	(444)
Change in Class C Shares	383	78
Class I
Issued	28,967	19,479
Reinvested	2,934	1,892
Redeemed	(14,919)	(8,535)
Change in Class I Shares	16,982	12,836
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	35,024	42,865
Reinvested	3,744	2,817
Redeemed	(20,919)	(20,443)
Change in Class R6 Shares	17,849	25,239
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Preferred and Income Securities Fund
Class A
Year Ended June 30, 2025	$9.45	$0.52	$0.29	$0.81	$(0.51)	$9.75
Year Ended June 30, 2024	8.79	0.49	0.67	1.16	(0.50)	9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.16	(0.52)	(0.36)	(0.13)	8.79
March 31, 2022 (g) through February 28, 2023	10.00	0.42	(0.79)	(0.37)	(0.35)	9.28
Class C
Year Ended June 30, 2025	9.44	0.47	0.30	0.77	(0.47)	9.74
Year Ended June 30, 2024	8.78	0.44	0.67	1.11	(0.45)	9.44
March 1, 2023 through June 30, 2023 (e)	9.27	0.14	(0.51)	(0.37)	(0.12)	8.78
August 1, 2022 (h) through February 28, 2023	9.46	0.24	(0.21)	0.03	(0.22)	9.27
Class I
Year Ended June 30, 2025	9.45	0.54	0.29	0.83	(0.54)	9.74
Year Ended June 30, 2024	8.78	0.51	0.68	1.19	(0.52)	9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (g) through February 28, 2023	10.00	0.44	(0.79)	(0.35)	(0.37)	9.28
Class R6
Year Ended June 30, 2025	9.45	0.55	0.29	0.84	(0.54)	9.75
Year Ended June 30, 2024	8.78	0.52	0.68	1.20	(0.53)	9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (g) through February 28, 2023	10.00	0.43	(0.78)	(0.35)	(0.37)	9.28

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The Fund changed its fiscal year end from the last day of February to June 30th.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of operations.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

8.81%	$22,895	0.85%	5.39%	1.10%	32%
13.55	15,756	0.85	5.40	1.14	36
(3.82)	15,771	0.85 (f)	5.43 (f)	1.17 (f)	14
(3.60)	15,246	0.84 (f)	5.06 (f)	1.20 (f)	29

8.28	17,176	1.35	4.89	1.60	32
13.00	13,026	1.35	4.90	1.64	36
(4.00)	11,428	1.35 (f)	4.93 (f)	1.67 (f)	14
0.42	10,594	1.34 (f)	4.56 (f)	1.71 (f)	29

8.96	577,940	0.60	5.63	0.85	32
13.96	399,828	0.60	5.66	0.89	36
(3.84)	259,029	0.60 (f)	5.67 (f)	0.92 (f)	14
(3.38)	331,170	0.59 (f)	5.23 (f)	1.01 (f)	29

9.13	751,692	0.55	5.68	0.60	32
14.01	560,045	0.55	5.71	0.64	36
(3.83)	299,020	0.55 (f)	5.73 (f)	0.67 (f)	14
(3.34)	355,264	0.55 (f)	5.21 (f)	0.70 (f)	29
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust IV (the "Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Preferred and Income Securities Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of the Fund is to seek to provide a high level of current income and total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

16	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,138,343	$—	$1,138,343
Exchange-Traded Funds	44,480	—	—	44,480
Preferred Stocks	120,628	—	—	120,628
Short-Term Investments
Investment Companies	58,966	—	—	58,966
Total Investments in Securities	$224,074	$1,138,343	$—	$1,362,417
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of June 30, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended June 30, 2025.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$37,312	$649,162	$627,503	$(11)	$6	$58,966	58,954	$1,811	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$1	$1	$4	$6	$12
G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

18	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$(231)	$231
The reclassifications for the Fund relate primarily to tax adjustments on certain investments.
I. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
Front-End Sales Charge	CDSC
$6	$— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.85%	1.35%	0.60%	0.55%

The expense limitation agreement was in effect for the year ended June 30, 2025 and are in place until at least October 31, 2025.
For the year ended June 30, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$369	$246	$1,107	$1,722

20	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 was $41.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2025, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$705,033	$371,934
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,307,327	$59,787	$4,697	$55,090
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$67,025	$67,025

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the period ended June 30, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$44,453	$44,453

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$6,475	$(10,202)	$55,090

The cumulative timing differences primarily consist of tax adjustments on certain investments, dividends payable and wash sale loss deferrals.
As of June 30, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term
$10,202
During the year ended June 30, 2025, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$13,125
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are

22	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of June 30, 2025, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 97.4% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund's underlying index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
The Fund invests in contingent convertible securities (“CoCos”) and is subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Fund may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Fund does not invest in common stock as a principal investment strategy, the Fund will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	23

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.

24	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust IV and Shareholders of JPMorgan Preferred and Income Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Preferred and Income Securities Fund (one of the funds constituting JPMorgan Trust IV, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	J.P. Morgan Preferred and Income Securities Fund	25

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 38.03%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025.
Qualified Dividend Income (QDI)
The Fund had $52,993, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025.

26	J.P. Morgan Preferred and Income Securities Fund	June 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-FI-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

Annual Financial Statements
J.P. Morgan Large Cap Funds
June 30, 2025
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 3.3%
General Dynamics Corp.	2,575	751,018
RTX Corp.	4,658	680,203
		1,431,221
Banks — 8.1%
Bank of America Corp.	28,203	1,334,584
PNC Financial Services Group, Inc. (The)	2,636	491,376
Wells Fargo & Co.	21,335	1,709,379
		3,535,339
Beverages — 1.8%
Coca-Cola Co. (The)	6,805	481,443
PepsiCo, Inc.	2,262	298,682
		780,125
Biotechnology — 1.2%
AbbVie, Inc.	2,772	514,599
Capital Markets — 10.4%
Ares Management Corp.	2,797	484,467
Bank of New York Mellon Corp. (The)	6,638	604,761
Blackrock, Inc.	310	325,061
Blackstone, Inc.	2,992	447,613
Charles Schwab Corp. (The)	11,973	1,092,368
CME Group, Inc.	936	258,044
Goldman Sachs Group, Inc. (The)	886	627,021
Morgan Stanley	5,193	731,462
		4,570,797
Chemicals — 1.9%
Air Products and Chemicals, Inc.	3,035	855,921
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	726	178,939
Consumer Finance — 3.9%
American Express Co.	2,808	895,543
Capital One Financial Corp.	3,881	825,770
		1,721,313
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	5,702	557,555
Containers & Packaging — 0.5%
Packaging Corp. of America	1,117	210,458
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	7,582	328,081
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 1.9%
NextEra Energy, Inc.	6,493	450,763
Xcel Energy, Inc.	5,788	394,122
		844,885
Electrical Equipment — 2.1%
Eaton Corp. plc	2,638	941,557
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	7,309	384,396
Financial Services — 1.0%
Fidelity National Information Services, Inc.	5,589	455,005
Food Products — 1.3%
Hershey Co. (The)	1,182	196,188
Mondelez International, Inc., Class A	5,392	363,639
		559,827
Ground Transportation — 3.3%
Norfolk Southern Corp.	3,171	811,570
Union Pacific Corp.	2,844	654,393
		1,465,963
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	4,504	612,601
Becton Dickinson & Co.	1,823	313,905
Medtronic plc	1,262	110,016
		1,036,522
Health Care Providers & Services — 5.5%
Cencora, Inc.	1,000	299,884
Cigna Group (The)	1,580	522,108
CVS Health Corp.	9,062	625,102
Quest Diagnostics, Inc.	1,293	232,214
UnitedHealth Group, Inc.	2,404	750,060
		2,429,368
Health Care REITs — 0.8%
Ventas, Inc.	5,657	357,240
Hotels, Restaurants & Leisure — 2.3%
McDonald's Corp.	2,457	717,965
Yum! Brands, Inc.	1,868	276,806
		994,771
Household Products — 1.4%
Procter & Gamble Co. (The)	3,914	623,626
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.6%
3M Co.	3,265	496,981
Honeywell International, Inc.	856	199,368
		696,349
Industrial REITs — 0.7%
Prologis, Inc.	2,885	303,242
Insurance — 3.8%
Arthur J Gallagher & Co.	1,570	502,698
Chubb Ltd.	996	288,641
Marsh & McLennan Cos., Inc.	544	118,875
Progressive Corp. (The)	1,844	492,148
Travelers Cos., Inc. (The)	968	258,946
		1,661,308
IT Services — 0.5%
International Business Machines Corp.	745	219,594
Machinery — 4.5%
Deere & Co.	1,674	851,278
Dover Corp.	3,514	643,953
Parker-Hannifin Corp.	708	494,226
		1,989,457
Media — 1.6%
Comcast Corp., Class A	19,793	706,425
Multi-Utilities — 2.5%
CMS Energy Corp.	4,492	311,199
Dominion Energy, Inc.	9,000	508,668
Public Service Enterprise Group, Inc.	3,096	260,682
		1,080,549
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	5,190	743,205
ConocoPhillips	9,508	853,198
EOG Resources, Inc.	5,044	603,360
Exxon Mobil Corp.	3,045	328,202
		2,527,965
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	11,487	531,763
Eli Lilly & Co.	316	246,110
Johnson & Johnson	4,463	681,690
Merck & Co., Inc.	4,722	373,787
		1,833,350
Residential REITs — 0.5%
AvalonBay Communities, Inc.	991	201,714
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	2,845	677,202
Lam Research Corp.	1,939	188,787
NXP Semiconductors NV (Netherlands)	2,417	527,993
Texas Instruments, Inc.	3,306	686,285
		2,080,267
Software — 2.2%
Microsoft Corp.	1,919	954,567
Specialized REITs — 1.0%
American Tower Corp.	962	212,652
Digital Realty Trust, Inc.	1,368	238,530
		451,182
Specialty Retail — 4.4%
Home Depot, Inc. (The)	1,744	639,289
Lowe's Cos., Inc.	3,272	726,041
TJX Cos., Inc. (The)	4,576	565,094
		1,930,424
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	368	75,566
Hewlett Packard Enterprise Co.	19,861	406,149
Seagate Technology Holdings plc	3,765	543,446
		1,025,161
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	2,839	201,702
Tobacco — 2.5%
Philip Morris International, Inc.	5,956	1,084,830
Total Common Stocks (Cost $26,943,744)		43,725,594
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $76,334)	76,326	76,341
Total Investments — 99.9% (Cost $27,020,078)		43,801,935
Other Assets in Excess of Liabilities — 0.1%		34,087
NET ASSETS — 100.0%		43,836,022

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	June 30, 2025

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	16	13,263
Boeing Co. (The) *	163	34,219
GE Aerospace	231	59,450
General Dynamics Corp.	55	15,914
Howmet Aerospace, Inc.	87	16,274
Huntington Ingalls Industries, Inc.	9	2,052
L3Harris Technologies, Inc.	41	10,157
Lockheed Martin Corp.	45	20,918
Northrop Grumman Corp.	29	14,651
RTX Corp.	289	42,252
Textron, Inc.	39	3,139
TransDigm Group, Inc.	12	18,498
		250,787
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	26	2,467
Expeditors International of Washington, Inc.	29	3,389
FedEx Corp.	48	10,853
United Parcel Service, Inc., Class B	159	16,041
		32,750
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	47	3,217
Automobiles — 1.9%
Ford Motor Co.	846	9,179
General Motors Co.	208	10,247
Tesla, Inc. *	607	192,802
		212,228
Banks — 3.6%
Bank of America Corp.	1,419	67,160
Citigroup, Inc.	404	34,434
Citizens Financial Group, Inc.	94	4,203
Fifth Third Bancorp	145	5,946
Huntington Bancshares, Inc.	315	5,288
JPMorgan Chase & Co. (a)	602	174,507
KeyCorp	214	3,722
M&T Bank Corp.	35	6,745
PNC Financial Services Group, Inc. (The)	86	15,972
Regions Financial Corp.	195	4,579
Truist Financial Corp.	284	12,194
US Bancorp	337	15,270
Wells Fargo & Co.	705	56,471
		406,491
INVESTMENTS	SHARES (000)	VALUE ($000)

Beverages — 1.1%
Brown-Forman Corp., Class B	40	1,061
Coca-Cola Co. (The)	839	59,359
Constellation Brands, Inc., Class A	33	5,394
Keurig Dr Pepper, Inc.	294	9,725
Molson Coors Beverage Co., Class B	37	1,785
Monster Beverage Corp. *	152	9,527
PepsiCo, Inc.	297	39,211
		126,062
Biotechnology — 1.6%
AbbVie, Inc.	383	71,017
Amgen, Inc.	116	32,518
Biogen, Inc. *	32	3,986
Gilead Sciences, Inc.	269	29,871
Incyte Corp. *	35	2,370
Moderna, Inc. *	74	2,034
Regeneron Pharmaceuticals, Inc.	22	11,809
Vertex Pharmaceuticals, Inc. *	56	24,762
		178,367
Broadline Retail — 4.0%
Amazon.com, Inc. *	2,046	448,980
eBay, Inc.	100	7,435
		456,415
Building Products — 0.6%
A O Smith Corp.	25	1,651
Allegion plc	19	2,686
Builders FirstSource, Inc. *	24	2,793
Carrier Global Corp.	173	12,639
Johnson Controls International plc	142	15,054
Lennox International, Inc.	7	3,965
Masco Corp.	46	2,941
Trane Technologies plc	48	21,129
		62,858
Capital Markets — 3.4%
Ameriprise Financial, Inc.	21	11,008
Bank of New York Mellon Corp. (The)	155	14,118
Blackrock, Inc.	32	33,097
Blackstone, Inc.	158	23,639
Cboe Global Markets, Inc.	23	5,289
Charles Schwab Corp. (The)	370	33,753
CME Group, Inc.	78	21,512
Coinbase Global, Inc., Class A *	46	16,049
FactSet Research Systems, Inc.	8	3,676
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Franklin Resources, Inc.	67	1,602
Goldman Sachs Group, Inc. (The)	66	47,037
Intercontinental Exchange, Inc.	124	22,795
Invesco Ltd.	97	1,529
KKR & Co., Inc.	147	19,503
MarketAxess Holdings, Inc.	8	1,814
Moody's Corp.	33	16,808
Morgan Stanley	268	37,689
MSCI, Inc.	17	9,665
Nasdaq, Inc.	89	8,006
Northern Trust Corp.	42	5,342
Raymond James Financial, Inc.	39	6,032
S&P Global, Inc.	68	35,850
State Street Corp.	62	6,569
T. Rowe Price Group, Inc.	48	4,605
		386,987
Chemicals — 1.2%
Air Products and Chemicals, Inc.	48	13,596
Albemarle Corp.	25	1,597
CF Industries Holdings, Inc.	35	3,228
Corteva, Inc.	148	11,012
Dow, Inc.	153	4,054
DuPont de Nemours, Inc.	91	6,217
Eastman Chemical Co.	25	1,867
Ecolab, Inc.	55	14,725
International Flavors & Fragrances, Inc.	55	4,075
Linde plc	102	47,836
LyondellBasell Industries NV, Class A	56	3,222
Mosaic Co. (The)	69	2,507
PPG Industries, Inc.	49	5,593
Sherwin-Williams Co. (The)	50	17,146
		136,675
Commercial Services & Supplies — 0.6%
Cintas Corp.	74	16,568
Copart, Inc. *	191	9,344
Republic Services, Inc.	44	10,850
Rollins, Inc.	61	3,435
Veralto Corp.	54	5,419
Waste Management, Inc.	79	18,149
		63,765
Communications Equipment — 0.9%
Arista Networks, Inc. *	223	22,821
INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — continued
Cisco Systems, Inc.	862	59,783
F5, Inc. *	12	3,661
Juniper Networks, Inc.	72	2,863
Motorola Solutions, Inc.	36	15,201
		104,329
Construction & Engineering — 0.1%
Quanta Services, Inc.	32	12,136
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	13	7,168
Vulcan Materials Co.	29	7,463
		14,631
Consumer Finance — 0.6%
American Express Co.	120	38,238
Capital One Financial Corp.	139	29,475
Synchrony Financial	82	5,503
		73,216
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	96	95,132
Dollar General Corp.	48	5,449
Dollar Tree, Inc. *	43	4,238
Kroger Co. (The)	133	9,517
Sysco Corp.	105	7,952
Target Corp.	98	9,708
Walgreens Boots Alliance, Inc.	155	1,785
Walmart, Inc.	936	91,501
		225,282
Containers & Packaging — 0.2%
Amcor plc	496	4,561
Avery Dennison Corp.	17	2,971
Ball Corp.	60	3,370
International Paper Co.	114	5,354
Packaging Corp. of America	19	3,647
Smurfit WestRock plc	108	4,635
		24,538
Distributors — 0.1%
Genuine Parts Co.	30	3,647
LKQ Corp.	56	2,069
Pool Corp.	8	2,374
		8,090
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,559	45,104
Verizon Communications, Inc.	913	39,512
		84,616
Electric Utilities — 1.5%
Alliant Energy Corp.	56	3,364
American Electric Power Co., Inc.	116	12,005
Constellation Energy Corp.	68	21,910
Duke Energy Corp.	168	19,865
Edison International	83	4,300
Entergy Corp.	97	8,036
Evergy, Inc.	50	3,435
Eversource Energy	79	5,063
Exelon Corp.	219	9,494
FirstEnergy Corp.	111	4,479
NextEra Energy, Inc.	446	30,953
NRG Energy, Inc.	42	6,800
PG&E Corp.	476	6,636
Pinnacle West Capital Corp.	26	2,314
PPL Corp.	160	5,427
Southern Co. (The)	238	21,860
Xcel Energy, Inc.	125	8,507
		174,448
Electrical Equipment — 0.9%
AMETEK, Inc.	50	9,049
Eaton Corp. plc	85	30,256
Emerson Electric Co.	122	16,244
GE Vernova, Inc.	59	31,281
Generac Holdings, Inc. *	13	1,833
Hubbell, Inc.	11	4,721
Rockwell Automation, Inc.	24	8,110
		101,494
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	262	25,872
CDW Corp.	29	5,094
Corning, Inc.	167	8,780
Jabil, Inc.	23	5,071
Keysight Technologies, Inc. *	37	6,133
Ralliant Corp. *	—	—
TE Connectivity plc (Switzerland)	64	10,834
Teledyne Technologies, Inc. *	10	5,199
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
Trimble, Inc. *	52	3,926
Zebra Technologies Corp., Class A *	11	3,397
		74,306
Energy Equipment & Services — 0.2%
Baker Hughes Co.	214	8,227
Halliburton Co.	186	3,795
Schlumberger NV	295	9,958
		21,980
Entertainment — 1.8%
Electronic Arts, Inc.	49	7,893
Live Nation Entertainment, Inc. *	34	5,164
Netflix, Inc. *	92	123,436
Take-Two Interactive Software, Inc. *	37	8,912
TKO Group Holdings, Inc.	15	2,642
Walt Disney Co. (The)	389	48,287
Warner Bros Discovery, Inc. *	488	5,588
		201,922
Financial Services — 4.3%
Apollo Global Management, Inc.	98	13,873
Berkshire Hathaway, Inc., Class B *	397	192,936
Corpay, Inc. *	15	5,066
Fidelity National Information Services, Inc.	114	9,264
Fiserv, Inc. *	120	20,704
Global Payments, Inc.	53	4,228
Jack Henry & Associates, Inc.	16	2,842
Mastercard, Inc., Class A	176	98,726
PayPal Holdings, Inc. *	211	15,655
Visa, Inc., Class A	370	131,577
		494,871
Food Products — 0.6%
Archer-Daniels-Midland Co.	104	5,492
Bunge Global SA	29	2,337
Conagra Brands, Inc.	103	2,117
General Mills, Inc.	119	6,145
Hershey Co. (The)	32	5,319
Hormel Foods Corp.	63	1,910
J M Smucker Co. (The)	23	2,263
Kellanova	58	4,631
Kraft Heinz Co. (The)	187	4,832
Lamb Weston Holdings, Inc.	31	1,585
McCormick & Co., Inc. (Non-Voting)	55	4,150
Mondelez International, Inc., Class A	280	18,913
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
The Campbell's Co.	43	1,307
Tyson Foods, Inc., Class A	62	3,468
		64,469
Gas Utilities — 0.0% ^
Atmos Energy Corp.	34	5,302
Ground Transportation — 0.9%
CSX Corp.	407	13,277
JB Hunt Transport Services, Inc.	17	2,437
Norfolk Southern Corp.	49	12,499
Old Dominion Freight Line, Inc.	40	6,537
Uber Technologies, Inc. *	453	42,259
Union Pacific Corp.	129	29,774
		106,783
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	377	51,254
Align Technology, Inc. *	15	2,794
Baxter International, Inc.	111	3,366
Becton Dickinson & Co.	62	10,693
Boston Scientific Corp. *	320	34,418
Cooper Cos., Inc. (The) *	43	3,082
Dexcom, Inc. *	85	7,413
Edwards Lifesciences Corp. *	127	9,937
GE HealthCare Technologies, Inc.	99	7,346
Hologic, Inc. *	48	3,145
IDEXX Laboratories, Inc. *	17	9,342
Insulet Corp. *	15	4,789
Intuitive Surgical, Inc. *	78	42,185
Medtronic plc	278	24,215
ResMed, Inc.	32	8,194
Solventum Corp. *	30	2,274
STERIS plc	21	5,112
Stryker Corp.	75	29,473
Zimmer Biomet Holdings, Inc.	43	3,909
		262,941
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	52	8,685
Cencora, Inc.	37	11,203
Centene Corp. *	108	5,850
Cigna Group (The)	58	19,128
CVS Health Corp.	274	18,900
DaVita, Inc. *	9	1,281
Elevance Health, Inc.	49	19,034
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
HCA Healthcare, Inc.	38	14,373
Henry Schein, Inc. *	26	1,926
Humana, Inc.	26	6,391
Labcorp Holdings, Inc.	18	4,759
McKesson Corp.	27	19,857
Molina Healthcare, Inc. *	12	3,497
Quest Diagnostics, Inc.	24	4,343
UnitedHealth Group, Inc.	197	61,296
Universal Health Services, Inc., Class B	12	2,244
		202,767
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	33	2,422
Healthpeak Properties, Inc.	150	2,635
Ventas, Inc.	98	6,172
Welltower, Inc.	135	20,686
		31,915
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	150	2,308
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	94	12,371
Booking Holdings, Inc.	7	40,803
Caesars Entertainment, Inc. *	45	1,279
Carnival Corp. *	227	6,395
Chipotle Mexican Grill, Inc. *	292	16,386
Darden Restaurants, Inc.	25	5,525
Domino's Pizza, Inc.	7	3,342
DoorDash, Inc., Class A *	74	18,306
Expedia Group, Inc.	26	4,442
Hilton Worldwide Holdings, Inc.	52	13,712
Las Vegas Sands Corp.	74	3,196
Marriott International, Inc., Class A	49	13,453
McDonald's Corp.	155	45,249
MGM Resorts International *	45	1,541
Norwegian Cruise Line Holdings Ltd. *	97	1,963
Royal Caribbean Cruises Ltd.	54	16,945
Starbucks Corp.	246	22,553
Wynn Resorts Ltd.	19	1,785
Yum! Brands, Inc.	60	8,921
		238,167
Household Durables — 0.3%
DR Horton, Inc.	60	7,720
Garmin Ltd.	33	6,963
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Lennar Corp., Class A	50	5,563
Mohawk Industries, Inc. *	11	1,178
NVR, Inc. *	1	4,675
PulteGroup, Inc.	44	4,578
		30,677
Household Products — 1.0%
Church & Dwight Co., Inc.	53	5,127
Clorox Co. (The)	27	3,205
Colgate-Palmolive Co.	175	15,956
Kimberly-Clark Corp.	72	9,265
Procter & Gamble Co. (The)	508	80,905
		114,458
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	154	1,622
Vistra Corp.	74	14,245
		15,867
Industrial Conglomerates — 0.4%
3M Co.	117	17,746
Honeywell International, Inc.	139	32,417
		50,163
Industrial REITs — 0.2%
Prologis, Inc.	201	21,127
Insurance — 2.1%
Aflac, Inc.	105	11,114
Allstate Corp. (The)	57	11,547
American International Group, Inc.	125	10,684
Aon plc, Class A	47	16,686
Arch Capital Group Ltd.	81	7,360
Arthur J Gallagher & Co.	55	17,757
Assurant, Inc.	11	2,169
Brown & Brown, Inc.	61	6,730
Chubb Ltd.	81	23,386
Cincinnati Financial Corp.	34	5,042
Erie Indemnity Co., Class A	5	1,873
Everest Group Ltd.	9	3,131
Globe Life, Inc.	18	2,222
Hartford Insurance Group, Inc. (The)	61	7,807
Loews Corp.	38	3,455
Marsh & McLennan Cos., Inc.	107	23,334
MetLife, Inc.	122	9,822
Principal Financial Group, Inc.	45	3,549
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Progressive Corp. (The)	127	33,884
Prudential Financial, Inc.	77	8,238
Travelers Cos., Inc. (The)	49	13,129
Willis Towers Watson plc	21	6,582
WR Berkley Corp.	65	4,769
		234,270
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	1,261	222,151
Alphabet, Inc., Class C	1,017	180,379
Match Group, Inc.	53	1,641
Meta Platforms, Inc., Class A	470	347,091
		751,262
IT Services — 1.1%
Accenture plc, Class A (Ireland)	136	40,527
Akamai Technologies, Inc. *	32	2,526
Cognizant Technology Solutions Corp., Class A	107	8,331
EPAM Systems, Inc. *	12	2,170
Gartner, Inc. *	17	6,739
GoDaddy, Inc., Class A *	31	5,557
International Business Machines Corp.	201	59,340
VeriSign, Inc.	17	5,051
		130,241
Leisure Products — 0.0% ^
Hasbro, Inc.	29	2,106
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	62	7,287
Bio-Techne Corp.	34	1,747
Charles River Laboratories International, Inc. *	11	1,614
Danaher Corp.	138	27,252
IQVIA Holdings, Inc. *	36	5,610
Mettler-Toledo International, Inc. *	4	5,287
Revvity, Inc.	25	2,469
Thermo Fisher Scientific, Inc.	82	33,152
Waters Corp. *	13	4,499
West Pharmaceutical Services, Inc.	15	3,405
		92,322
Machinery — 1.5%
Caterpillar, Inc.	102	39,546
Cummins, Inc.	30	9,772
Deere & Co.	55	27,800
Dover Corp.	30	5,441
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Fortive Corp.	73	3,838
IDEX Corp.	16	2,873
Illinois Tool Works, Inc.	58	14,279
Ingersoll Rand, Inc.	87	7,269
Nordson Corp.	12	2,510
Otis Worldwide Corp.	85	8,465
PACCAR, Inc.	114	10,809
Parker-Hannifin Corp.	28	19,331
Pentair plc	36	3,658
Snap-on, Inc.	11	3,524
Stanley Black & Decker, Inc.	33	2,270
Westinghouse Air Brake Technologies Corp.	37	7,759
Xylem, Inc.	53	6,818
		175,962
Media — 0.5%
Charter Communications, Inc., Class A *	21	8,451
Comcast Corp., Class A	807	28,789
Fox Corp., Class A	46	2,598
Fox Corp., Class B	29	1,475
Interpublic Group of Cos., Inc. (The)	80	1,961
News Corp., Class A	82	2,428
News Corp., Class B	24	828
Omnicom Group, Inc.	42	3,040
Paramount Global, Class B	130	1,682
		51,252
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	311	13,485
Newmont Corp.	241	14,045
Nucor Corp.	50	6,474
Steel Dynamics, Inc.	30	3,828
		37,832
Multi-Utilities — 0.6%
Ameren Corp.	59	5,622
CenterPoint Energy, Inc.	141	5,194
CMS Energy Corp.	65	4,489
Consolidated Edison, Inc.	78	7,831
Dominion Energy, Inc.	185	10,440
DTE Energy Co.	45	5,954
NiSource, Inc.	102	4,113
Public Service Enterprise Group, Inc.	108	9,098
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Sempra	141	10,703
WEC Energy Group, Inc.	69	7,202
		70,646
Office REITs — 0.0% ^
BXP, Inc.	32	2,129
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	78	1,429
Chevron Corp.	352	50,371
ConocoPhillips	273	24,538
Coterra Energy, Inc.	165	4,196
Devon Energy Corp.	139	4,424
Diamondback Energy, Inc.	41	5,565
EOG Resources, Inc.	118	14,140
EQT Corp.	130	7,562
Expand Energy Corp.	47	5,485
Exxon Mobil Corp.	934	100,633
Hess Corp.	60	8,319
Kinder Morgan, Inc.	419	12,310
Marathon Petroleum Corp.	67	11,053
Occidental Petroleum Corp.	153	6,447
ONEOK, Inc.	135	11,044
Phillips 66	88	10,528
Targa Resources Corp.	47	8,179
Texas Pacific Land Corp.	4	4,313
Valero Energy Corp.	68	9,119
Williams Cos., Inc. (The)	264	16,611
		316,266
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	141	6,955
Southwest Airlines Co.	124	4,004
United Airlines Holdings, Inc. *	71	5,633
		16,592
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	51	4,099
Kenvue, Inc.	416	8,703
		12,802
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	441	20,404
Eli Lilly & Co.	170	132,814
Johnson & Johnson	521	79,604
Merck & Co., Inc.	544	43,053
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Pfizer, Inc.	1,231	29,850
Viatris, Inc.	254	2,270
Zoetis, Inc.	97	15,038
		323,033
Professional Services — 0.6%
Automatic Data Processing, Inc.	88	27,115
Broadridge Financial Solutions, Inc.	25	6,183
Dayforce, Inc. *	35	1,918
Equifax, Inc.	27	6,977
Jacobs Solutions, Inc.	26	3,421
Leidos Holdings, Inc.	28	4,398
Paychex, Inc.	69	10,100
Paycom Software, Inc.	11	2,443
Verisk Analytics, Inc.	30	9,438
		71,993
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	64	8,912
CoStar Group, Inc. *	91	7,347
		16,259
Residential REITs — 0.2%
AvalonBay Communities, Inc.	31	6,267
Camden Property Trust	23	2,608
Equity Residential	74	4,998
Essex Property Trust, Inc.	14	3,952
Invitation Homes, Inc.	124	4,050
Mid-America Apartment Communities, Inc.	25	3,753
UDR, Inc.	65	2,666
		28,294
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,597
Kimco Realty Corp.	147	3,080
Realty Income Corp.	196	11,269
Regency Centers Corp.	35	2,520
Simon Property Group, Inc.	66	10,684
		29,150
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc. *	351	49,833
Analog Devices, Inc.	107	25,569
Applied Materials, Inc.	176	32,215
Broadcom, Inc.	1,018	280,725
Enphase Energy, Inc. *	28	1,127
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
First Solar, Inc. *	23	3,845
Intel Corp.	945	21,163
KLA Corp.	29	25,657
Lam Research Corp.	277	26,968
Microchip Technology, Inc.	116	8,197
Micron Technology, Inc.	242	29,834
Monolithic Power Systems, Inc.	10	7,585
NVIDIA Corp.	5,282	834,532
NXP Semiconductors NV (Netherlands)	55	11,955
ON Semiconductor Corp. *	91	4,744
QUALCOMM, Inc.	238	37,847
Skyworks Solutions, Inc.	33	2,423
Teradyne, Inc.	35	3,124
Texas Instruments, Inc.	197	40,853
		1,448,196
Software — 11.4%
Adobe, Inc. *	92	35,714
ANSYS, Inc. *	19	6,688
Autodesk, Inc. *	46	14,345
Cadence Design Systems, Inc. *	59	18,224
Crowdstrike Holdings, Inc., Class A *	54	27,476
Fair Isaac Corp. *	5	9,637
Fortinet, Inc. *	138	14,547
Gen Digital, Inc.	118	3,476
Intuit, Inc.	61	47,692
Microsoft Corp.	1,610	800,750
Oracle Corp.	352	77,019
Palantir Technologies, Inc., Class A *	461	62,806
Palo Alto Networks, Inc. *	143	29,347
PTC, Inc. *	26	4,477
Roper Technologies, Inc.	23	13,200
Salesforce, Inc.	208	56,669
ServiceNow, Inc. *	45	46,094
Synopsys, Inc. *	34	17,170
Tyler Technologies, Inc. *	9	5,537
Workday, Inc., Class A *	47	11,261
		1,302,129
Specialized REITs — 0.9%
American Tower Corp.	102	22,410
Crown Castle, Inc.	94	9,689
Digital Realty Trust, Inc.	69	11,954
Equinix, Inc.	21	16,854
Extra Space Storage, Inc.	46	6,777
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Iron Mountain, Inc.	64	6,555
Public Storage	34	10,034
SBA Communications Corp.	23	5,465
VICI Properties, Inc.	229	7,461
Weyerhaeuser Co.	157	4,036
		101,235
Specialty Retail — 1.7%
AutoZone, Inc. *	3	13,449
Best Buy Co., Inc.	42	2,801
CarMax, Inc. *	33	2,218
Home Depot, Inc. (The)	215	78,929
Lowe's Cos., Inc.	121	26,897
O'Reilly Automotive, Inc. *	185	16,688
Ross Stores, Inc.	71	9,087
TJX Cos., Inc. (The)	242	29,863
Tractor Supply Co.	115	6,060
Ulta Beauty, Inc. *	10	4,575
Williams-Sonoma, Inc.	27	4,350
		194,917
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	3,235	663,725
Dell Technologies, Inc., Class C	65	7,955
Hewlett Packard Enterprise Co.	284	5,818
HP, Inc.	204	4,994
NetApp, Inc.	44	4,694
Seagate Technology Holdings plc	46	6,634
Super Micro Computer, Inc. *	111	5,449
Western Digital Corp.	76	4,836
		704,105
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	33	3,388
Lululemon Athletica, Inc. *	24	5,688
NIKE, Inc., Class B	255	18,127
Ralph Lauren Corp.	9	2,370
Tapestry, Inc.	45	3,950
		33,523
Tobacco — 0.7%
Altria Group, Inc.	365	21,390
Philip Morris International, Inc.	337	61,402
		82,792
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — 0.3%
Fastenal Co.	249	10,437
United Rentals, Inc.	14	10,606
WW Grainger, Inc.	9	9,849
		30,892
Water Utilities — 0.1%
American Water Works Co., Inc.	42	5,876
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	103	24,610
Total Common Stocks (Cost $3,805,100)		11,370,091
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.18% (b) (c) (Cost $29,487)	29,487	29,487
Total Investments — 99.9% (Cost $3,834,597)		11,399,588
Other Assets in Excess of Liabilities — 0.1%		13,142
NET ASSETS — 100.0%		11,412,730

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	141	09/19/2025	USD	44,068	1,083

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	June 30, 2025

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 86.3%
Aerospace & Defense — 2.6%
Howmet Aerospace, Inc.	463	86,133
RTX Corp.	301	44,023
TransDigm Group, Inc.	25	37,307
		167,463
Air Freight & Logistics — 0.9%
FedEx Corp.	79	18,028
United Parcel Service, Inc., Class B	401	40,488
		58,516
Banks — 0.5%
Bank of America Corp.	461	21,828
US Bancorp	263	11,881
		33,709
Beverages — 3.1%
Coca-Cola Co. (The)	826	58,425
Keurig Dr Pepper, Inc.	1,338	44,242
Monster Beverage Corp. *	250	15,633
PepsiCo, Inc.	625	82,519
		200,819
Biotechnology — 2.6%
AbbVie, Inc.	485	89,940
Regeneron Pharmaceuticals, Inc.	77	40,584
Vertex Pharmaceuticals, Inc. *	83	36,863
		167,387
Broadline Retail — 1.6%
Amazon.com, Inc. *	456	100,062
Building Products — 2.6%
Carrier Global Corp.	868	63,535
Trane Technologies plc	235	102,502
		166,037
Capital Markets — 2.1%
Ameriprise Financial, Inc.	139	74,220
CME Group, Inc.	154	42,330
Raymond James Financial, Inc.	119	18,327
		134,877
Chemicals — 0.9%
Linde plc	120	56,264
Communications Equipment — 0.3%
Motorola Solutions, Inc.	50	21,076
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 0.3%
Vulcan Materials Co.	85	22,272
Consumer Finance — 1.0%
American Express Co.	197	62,943
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	852	83,330
Electric Utilities — 3.0%
Entergy Corp.	225	18,722
NextEra Energy, Inc.	1,178	81,750
Southern Co. (The)	1,025	94,108
		194,580
Electrical Equipment — 2.7%
Eaton Corp. plc	240	85,632
Emerson Electric Co.	643	85,710
		171,342
Energy Equipment & Services — 0.1%
Baker Hughes Co.	207	7,922
Entertainment — 1.9%
Netflix, Inc. *	30	39,385
Walt Disney Co. (The)	653	80,994
		120,379
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	91	44,229
Corpay, Inc. *	124	41,090
Fiserv, Inc. *	206	35,479
Mastercard, Inc., Class A	183	102,923
Visa, Inc., Class A	290	103,063
		326,784
Food Products — 1.2%
Mondelez International, Inc., Class A	1,119	75,481
Ground Transportation — 0.3%
CSX Corp.	572	18,657
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. *	344	36,969
Medtronic plc	613	53,437
Stryker Corp.	214	84,637
		175,043
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	144	44,867
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.7%
Ventas, Inc.	317	20,030
Welltower, Inc.	172	26,476
		46,506
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc. *	1,102	61,895
McDonald's Corp.	257	74,924
Yum! Brands, Inc.	574	85,024
		221,843
Household Products — 1.3%
Church & Dwight Co., Inc.	337	32,381
Procter & Gamble Co. (The)	319	50,863
		83,244
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	156	30,201
Industrial Conglomerates — 0.7%
3M Co.	276	42,035
Industrial REITs — 0.3%
Prologis, Inc.	158	16,629
Insurance — 4.1%
Aon plc, Class A	57	20,259
Arthur J Gallagher & Co.	205	65,673
Chubb Ltd.	121	34,988
Progressive Corp. (The)	356	95,186
Travelers Cos., Inc. (The)	161	43,000
		259,106
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	491	86,528
Meta Platforms, Inc., Class A	149	110,131
		196,659
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	759	59,196
Life Sciences Tools & Services — 1.5%
Danaher Corp.	112	22,115
Thermo Fisher Scientific, Inc.	178	72,197
		94,312
Machinery — 1.8%
Cummins, Inc.	63	20,780
Deere & Co.	64	32,317
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Ingersoll Rand, Inc.	202	16,792
Otis Worldwide Corp.	465	46,094
		115,983
Media — 1.3%
Comcast Corp., Class A	2,325	82,992
Multi-Utilities — 1.1%
Ameren Corp.	83	8,012
CMS Energy Corp.	400	27,678
Dominion Energy, Inc.	245	13,819
Public Service Enterprise Group, Inc.	254	21,423
		70,932
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	460	41,224
EOG Resources, Inc.	609	72,856
Exxon Mobil Corp.	409	44,128
		158,208
Personal Care Products — 0.1%
Kenvue, Inc.	284	5,952
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	1,741	80,584
Eli Lilly & Co.	61	47,646
Johnson & Johnson	542	82,752
Merck & Co., Inc.	406	32,189
		243,171
Professional Services — 0.8%
Automatic Data Processing, Inc.	106	32,776
Leidos Holdings, Inc.	120	18,868
		51,644
Semiconductors & Semiconductor Equipment — 7.4%
Analog Devices, Inc.	386	91,806
ASML Holding NV (Registered), NYRS (Netherlands)	47	37,458
Broadcom, Inc.	289	79,695
Lam Research Corp.	418	40,701
NVIDIA Corp.	652	103,030
NXP Semiconductors NV (Netherlands)	231	50,586
Texas Instruments, Inc.	338	70,105
		473,381
Software — 6.1%
Cadence Design Systems, Inc. *	102	31,573
Microsoft Corp.	210	104,392
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Oracle Corp.	503	110,029
Salesforce, Inc.	210	57,302
ServiceNow, Inc. *	87	88,889
		392,185
Specialized REITs — 1.9%
American Tower Corp.	93	20,591
Equinix, Inc.	70	55,297
SBA Communications Corp.	195	45,769
		121,657
Specialty Retail — 3.4%
AutoZone, Inc. *	5	16,879
Burlington Stores, Inc. *	148	34,491
Lowe's Cos., Inc.	382	84,622
Ross Stores, Inc.	638	81,426
		217,418
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	215	44,087
Tobacco — 0.7%
Altria Group, Inc.	231	13,522
Philip Morris International, Inc.	185	33,801
		47,323
Trading Companies & Distributors — 0.6%
United Rentals, Inc.	50	37,843
Total Common Stocks (Cost $4,373,542)		5,522,317
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 12.7%
Barclays Bank plc, ELN, 48.50%, 7/18/2025, (linked to S&P 500 Index) (a)	10	56,132
Barclays Bank plc, ELN, 50.15%, 7/21/2025, (linked to S&P 500 Index) (a)	10	55,703
BNP Paribas, ELN, 49.30%, 7/11/2025, (linked to S&P 500 Index) (b)	9	51,930
BNP Paribas, ELN, 49.90%, 8/4/2025, (linked to S&P 500 Index) (b)	10	58,377
BNP Paribas, ELN, 52.56%, 7/14/2025, (linked to S&P 500 Index) (b)	9	51,715
BNP Paribas, ELN, 54.30%, 7/29/2025, (linked to S&P 500 Index) (b)	9	53,465
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., ELN, 51.86%, 7/22/2025, (linked to S&P 500 Index) (b)	10	56,110
Citigroup Global Markets Holdings, Inc., ELN, 56.40%, 7/15/2025, (linked to S&P 500 Index) (b)	10	53,226
Morgan Stanley Finance LLC, ELN, 51.41%, 7/25/2025, (linked to S&P 500 Index) (a)	10	55,788
Morgan Stanley Finance LLC, ELN, 52.75%, 7/7/2025, (linked to S&P 500 Index) (a)	9	50,256
Morgan Stanley Finance LLC, ELN, 55.72%, 7/9/2025, (linked to S&P 500 Index) (a)	9	49,778
Societe Generale SA, ELN, 48.04%, 8/1/2025, (linked to S&P 500 Index) (b)	10	58,358
Societe Generale SA, ELN, 50.30%, 8/5/2025, (linked to S&P 500 Index) (b)	10	59,336
Societe Generale SA, ELN, 53.00%, 7/8/2025, (linked to S&P 500 Index) (b)	9	49,019
Societe Generale SA, ELN, 56.41%, 7/28/2025, (linked to S&P 500 Index) (b)	9	54,001
Total Equity-Linked Notes (Cost $858,975)		813,194
	SHARES (000)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (c) (d) (Cost $9,909)	9,907	9,909
Total Investments — 99.2% (Cost $5,242,426)		6,345,420
Other Assets in Excess of Liabilities — 0.8%		50,041
NET ASSETS — 100.0%		6,395,461

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 2.3%
Howmet Aerospace, Inc.	1,060	197,401
RTX Corp.	871	127,269
Textron, Inc.	557	44,700
TransDigm Group, Inc.	81	122,598
		491,968
Air Freight & Logistics — 0.6%
FedEx Corp.	232	52,724
United Parcel Service, Inc., Class B	713	71,937
		124,661
Automobile Components — 0.1%
Aptiv plc (Jersey) *	259	17,663
Automobiles — 1.6%
Tesla, Inc. * (a)	1,056	335,335
Banks — 3.7%
Bank of America Corp. (a)	5,596	264,788
Citigroup, Inc.	1,157	98,480
Fifth Third Bancorp	1,986	81,707
Truist Financial Corp.	860	36,953
US Bancorp	1,463	66,213
Wells Fargo & Co. (a)	2,862	229,308
		777,449
Beverages — 1.9%
Coca-Cola Co. (The)	1,576	111,467
Keurig Dr Pepper, Inc.	3,316	109,636
PepsiCo, Inc. (a)	1,326	175,125
		396,228
Biotechnology — 1.9%
AbbVie, Inc. (a)	1,267	235,147
Neurocrine Biosciences, Inc. *	123	15,521
Regeneron Pharmaceuticals, Inc.	130	68,139
Vertex Pharmaceuticals, Inc. *	186	82,626
		401,433
Broadline Retail — 4.4%
Amazon.com, Inc. * (a)	4,209	923,328
Building Products — 1.6%
Carrier Global Corp.	1,664	121,833
Masco Corp.	690	44,393
Trane Technologies plc	384	167,982
		334,208
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.1%
Ameriprise Financial, Inc.	178	94,967
Charles Schwab Corp. (The)	1,932	176,301
CME Group, Inc.	382	105,114
Raymond James Financial, Inc.	194	29,764
State Street Corp.	419	44,544
		450,690
Chemicals — 1.4%
Linde plc	365	171,121
LyondellBasell Industries NV, Class A	547	31,669
PPG Industries, Inc.	448	50,953
Sherwin-Williams Co. (The)	94	32,362
		286,105
Communications Equipment — 0.4%
Arista Networks, Inc. *	481	49,222
Motorola Solutions, Inc.	67	28,078
		77,300
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	62	34,242
Vulcan Materials Co.	119	30,990
		65,232
Consumer Finance — 0.7%
American Express Co.	243	77,417
Capital One Financial Corp.	310	65,960
		143,377
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	44	44,141
Walmart, Inc.	1,931	188,792
		232,933
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	3,320	96,067
Electric Utilities — 1.9%
Entergy Corp.	171	14,249
NextEra Energy, Inc.	2,251	156,276
NRG Energy, Inc.	87	13,879
PG&E Corp.	2,431	33,881
Southern Co. (The)	1,919	176,259
		394,544
Electrical Equipment — 0.7%
Eaton Corp. plc	252	89,986
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	17

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	217	28,896
GE Vernova, Inc.	59	31,152
		150,034
Energy Equipment & Services — 0.2%
Baker Hughes Co.	1,249	47,896
Entertainment — 1.3%
Netflix, Inc. *	100	134,166
Walt Disney Co. (The)	1,066	132,129
Warner Music Group Corp., Class A	627	17,087
		283,382
Financial Services — 6.2%
Apollo Global Management, Inc.	393	55,802
Berkshire Hathaway, Inc., Class B * (a)	647	314,278
Corpay, Inc. *	283	93,994
Fidelity National Information Services, Inc.	1,280	104,187
Mastercard, Inc., Class A (a)	634	356,426
Toast, Inc., Class A *	757	33,534
Visa, Inc., Class A (a)	930	330,100
WEX, Inc. *	56	8,167
		1,296,488
Food Products — 0.6%
Mondelez International, Inc., Class A	2,009	135,499
Ground Transportation — 0.4%
Uber Technologies, Inc. *	906	84,576
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	357	10,828
Boston Scientific Corp. *	1,223	131,362
Edwards Lifesciences Corp. *	842	65,842
Medtronic plc	1,300	113,286
Stryker Corp.	392	155,216
Zimmer Biomet Holdings, Inc.	80	7,291
		483,825
Health Care Providers & Services — 1.7%
Cigna Group (The)	294	97,217
HCA Healthcare, Inc.	65	24,935
Humana, Inc.	150	36,603
McKesson Corp.	53	38,802
UnitedHealth Group, Inc. (a)	550	171,710
		369,267
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	100	7,286
Ventas, Inc.	1,459	92,134
Welltower, Inc.	414	63,556
		162,976
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	13	74,583
Carnival Corp. *	2,334	65,616
Chipotle Mexican Grill, Inc. *	1,974	110,848
DoorDash, Inc., Class A *	184	45,394
Expedia Group, Inc.	341	57,572
Hilton Worldwide Holdings, Inc.	442	117,627
McDonald's Corp. (a)	629	183,857
Yum! Brands, Inc.	701	103,936
		759,433
Household Durables — 0.1%
Lennar Corp., Class A	199	21,976
Household Products — 0.1%
Church & Dwight Co., Inc.	290	27,845
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	508	98,374
Industrial Conglomerates — 0.4%
3M Co.	598	91,105
Industrial REITs — 0.3%
Prologis, Inc.	551	57,911
Insurance — 1.8%
Aon plc, Class A	252	89,812
Arthur J Gallagher & Co.	381	122,127
Progressive Corp. (The)	600	160,176
		372,115
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A (a)	2,353	414,708
Alphabet, Inc., Class C (a)	1,270	225,350
Meta Platforms, Inc., Class A (a)	1,035	763,528
		1,403,586
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	1,234	96,300
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	363	147,105
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.8%
Caterpillar, Inc.	188	72,850
Deere & Co.	252	128,314
Ingersoll Rand, Inc.	443	36,794
Otis Worldwide Corp.	992	98,240
PACCAR, Inc.	543	51,622
		387,820
Media — 0.9%
Charter Communications, Inc., Class A *	171	69,825
Comcast Corp., Class A	3,159	112,769
		182,594
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	828	35,887
Nucor Corp.	147	19,033
		54,920
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	1,227	110,122
Diamondback Energy, Inc.	339	46,596
EOG Resources, Inc.	1,091	130,542
Exxon Mobil Corp. (a)	2,690	289,948
		577,208
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	707	34,755
Personal Care Products — 0.2%
Kenvue, Inc.	1,578	33,033
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	2,349	108,725
Eli Lilly & Co. (a)	273	213,122
Johnson & Johnson (a)	1,218	186,059
Merck & Co., Inc.	435	34,423
		542,329
Professional Services — 0.4%
Leidos Holdings, Inc.	486	76,740
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	508	31,329
Semiconductors & Semiconductor Equipment — 13.6%
Analog Devices, Inc.	681	162,140
Broadcom, Inc. (a)	1,856	511,627
Lam Research Corp.	1,691	164,612
Micron Technology, Inc.	765	94,236
NVIDIA Corp. (a)	10,360	1,636,813
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	602	131,435
Texas Instruments, Inc. (a)	788	163,716
		2,864,579
Software — 11.8%
Cadence Design Systems, Inc. *	182	56,226
Crowdstrike Holdings, Inc., Class A *	21	10,755
Intuit, Inc.	103	81,464
Microsoft Corp. (a)	3,380	1,681,159
Oracle Corp.	1,068	233,417
Palantir Technologies, Inc., Class A *	543	74,016
Salesforce, Inc. (a)	640	174,593
ServiceNow, Inc. *	162	166,214
		2,477,844
Specialized REITs — 0.6%
Equinix, Inc.	88	69,963
SBA Communications Corp.	282	66,191
		136,154
Specialty Retail — 1.8%
AutoZone, Inc. *	9	33,418
Burlington Stores, Inc. *	243	56,412
Lowe's Cos., Inc. (a)	832	184,673
Ross Stores, Inc.	764	97,493
		371,996
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. (a)	5,851	1,200,542
Seagate Technology Holdings plc	898	129,571
Western Digital Corp.	144	9,223
		1,339,336
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	463	32,858
Tobacco — 0.6%
Altria Group, Inc.	676	39,653
Philip Morris International, Inc.	534	97,228
		136,881
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	39	29,032
Total Common Stocks (Cost $11,494,121)		20,947,622
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	19

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 1.4%
Put Options Purchased — 1.4%
S&P 500 Index
9/30/2025 at USD 5,870.00, European Style
Notional Amount: USD 21,085,041
Counterparty: Exchange-Traded * (Cost $288,125)	33,981	292,067
	SHARES (000)
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.18% (b) (c) (Cost $1,013,700)	1,013,700	1,013,700
Total Investments — 105.7% (Cost $12,795,946)		22,253,389
Liabilities in Excess of Other Assets — (5.7)%		(1,196,372)
NET ASSETS — 100.0%		21,057,017

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	120	09/19/2025	USD	37,505	1,347

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	33,981	USD 21,085,041	USD 6,505.00	9/30/2025	(215,440)
Written Put Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	33,981	USD 21,085,041	USD 4,955.00	9/30/2025	(60,656)
Total Written Options Contracts (Premiums Received $276,232)						(276,096)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	21

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 105.1%
Aerospace & Defense — 2.5%
Howmet Aerospace, Inc.	276	51,412
RTX Corp.	227	33,146
Textron, Inc.	145	11,642
TransDigm Group, Inc.	21	31,930
		128,130
Air Freight & Logistics — 0.6%
FedEx Corp.	60	13,731
United Parcel Service, Inc., Class B	186	18,736
		32,467
Automobile Components — 0.1%
Aptiv plc (Jersey) *	67	4,600
Automobiles — 1.7%
Tesla, Inc. * (a)	275	87,336
Banks — 3.9%
Bank of America Corp.	1,457	68,963
Citigroup, Inc.	301	25,648
Fifth Third Bancorp	516	21,230
Truist Financial Corp.	224	9,624
US Bancorp	381	17,245
Wells Fargo & Co.	746	59,722
		202,432
Beverages — 2.0%
Coca-Cola Co. (The)	410	29,031
Keurig Dr Pepper, Inc.	864	28,554
PepsiCo, Inc.	346	45,610
		103,195
Biotechnology — 2.0%
AbbVie, Inc.	330	61,242
Neurocrine Biosciences, Inc. *	32	4,042
Regeneron Pharmaceuticals, Inc.	34	17,747
Vertex Pharmaceuticals, Inc. *	48	21,520
		104,551
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	1,096	240,475
Building Products — 1.7%
Carrier Global Corp.	433	31,730
Masco Corp.	180	11,562
Trane Technologies plc	100	43,750
		87,042
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.3%
Ameriprise Financial, Inc.	47	24,734
Charles Schwab Corp. (The)	503	45,917
CME Group, Inc.	99	27,376
Raymond James Financial, Inc.	51	7,752
State Street Corp.	109	11,602
		117,381
Chemicals — 1.4%
Linde plc	95	44,567
LyondellBasell Industries NV, Class A	142	8,248
PPG Industries, Inc.	117	13,270
Sherwin-Williams Co. (The)	25	8,429
		74,514
Communications Equipment — 0.4%
Arista Networks, Inc. *	125	12,819
Motorola Solutions, Inc.	18	7,313
		20,132
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	16	8,919
Vulcan Materials Co.	31	8,071
		16,990
Consumer Finance — 0.7%
American Express Co.	63	20,163
Capital One Financial Corp.	81	17,179
		37,342
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	11	11,496
Walmart, Inc.	503	49,154
		60,650
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	865	25,020
Electric Utilities — 2.0%
Entergy Corp.	45	3,711
NextEra Energy, Inc.	586	40,701
NRG Energy, Inc.	22	3,615
PG&E Corp.	633	8,824
Southern Co. (The)	500	45,905
		102,756
Electrical Equipment — 0.7%
Eaton Corp. plc	66	23,436
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	56	7,526
GE Vernova, Inc.	15	8,113
		39,075
Energy Equipment & Services — 0.2%
Baker Hughes Co.	325	12,474
Entertainment — 1.4%
Netflix, Inc. *	26	34,942
Walt Disney Co. (The)	278	34,412
Warner Music Group Corp., Class A	163	4,450
		73,804
Financial Services — 6.5%
Apollo Global Management, Inc.	102	14,533
Berkshire Hathaway, Inc., Class B * (a)	169	81,852
Corpay, Inc. *	74	24,480
Fidelity National Information Services, Inc.	333	27,135
Mastercard, Inc., Class A (a)	165	92,829
Toast, Inc., Class A *	197	8,734
Visa, Inc., Class A	242	85,972
WEX, Inc. *	15	2,127
		337,662
Food Products — 0.7%
Mondelez International, Inc., Class A	523	35,290
Ground Transportation — 0.4%
Uber Technologies, Inc. *	236	22,027
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	93	2,820
Boston Scientific Corp. *	319	34,212
Edwards Lifesciences Corp. *	219	17,148
Medtronic plc	338	29,505
Stryker Corp.	102	40,425
Zimmer Biomet Holdings, Inc.	21	1,899
		126,009
Health Care Providers & Services — 1.9%
Cigna Group (The)	77	25,319
HCA Healthcare, Inc.	17	6,494
Humana, Inc.	39	9,533
McKesson Corp.	14	10,106
UnitedHealth Group, Inc.	143	44,721
		96,173
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	26	1,897
Ventas, Inc.	380	23,996
Welltower, Inc.	108	16,553
		42,446
Hotels, Restaurants & Leisure — 3.8%
Booking Holdings, Inc.	3	19,423
Carnival Corp. *	608	17,090
Chipotle Mexican Grill, Inc. *	514	28,870
DoorDash, Inc., Class A *	48	11,823
Expedia Group, Inc.	89	14,994
Hilton Worldwide Holdings, Inc.	115	30,635
McDonald's Corp.	164	47,884
Yum! Brands, Inc.	183	27,069
		197,788
Household Durables — 0.1%
Lennar Corp., Class A	52	5,724
Household Products — 0.1%
Church & Dwight Co., Inc.	75	7,252
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	132	25,621
Industrial Conglomerates — 0.5%
3M Co.	156	23,728
Industrial REITs — 0.3%
Prologis, Inc.	144	15,082
Insurance — 1.9%
Aon plc, Class A	66	23,391
Arthur J Gallagher & Co.	99	31,807
Progressive Corp. (The)	156	41,717
		96,915
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A (a)	613	108,008
Alphabet, Inc., Class C	331	58,691
Meta Platforms, Inc., Class A (a)	269	198,855
		365,554
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	321	25,081
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	95	38,312
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	23

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Caterpillar, Inc.	49	18,973
Deere & Co.	66	33,418
Ingersoll Rand, Inc.	115	9,583
Otis Worldwide Corp.	258	25,586
PACCAR, Inc.	142	13,445
		101,005
Media — 0.9%
Charter Communications, Inc., Class A *	44	18,186
Comcast Corp., Class A	823	29,370
		47,556
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	216	9,347
Nucor Corp.	38	4,957
		14,304
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	320	28,681
Diamondback Energy, Inc.	88	12,135
EOG Resources, Inc.	284	33,999
Exxon Mobil Corp.	701	75,515
		150,330
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	184	9,052
Personal Care Products — 0.2%
Kenvue, Inc.	411	8,603
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	612	28,317
Eli Lilly & Co.	71	55,506
Johnson & Johnson	317	48,458
Merck & Co., Inc.	113	8,965
		141,246
Professional Services — 0.4%
Leidos Holdings, Inc.	127	19,986
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	132	8,159
Semiconductors & Semiconductor Equipment — 14.4%
Analog Devices, Inc.	178	42,228
Broadcom, Inc. (a)	483	133,250
Lam Research Corp.	441	42,872
Micron Technology, Inc.	199	24,543
NVIDIA Corp. (a)	2,698	426,297
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	157	34,232
Texas Instruments, Inc.	205	42,639
		746,061
Software — 12.4%
Cadence Design Systems, Inc. *	48	14,639
Crowdstrike Holdings, Inc., Class A *	6	2,801
Intuit, Inc.	27	21,216
Microsoft Corp. (a)	880	437,847
Oracle Corp.	278	60,792
Palantir Technologies, Inc., Class A *	141	19,277
Salesforce, Inc.	167	45,472
ServiceNow, Inc. *	42	43,289
		645,333
Specialized REITs — 0.7%
Equinix, Inc.	23	18,221
SBA Communications Corp.	73	17,239
		35,460
Specialty Retail — 1.9%
AutoZone, Inc. *	2	8,705
Burlington Stores, Inc. *	63	14,692
Lowe's Cos., Inc.	220	48,674
Ross Stores, Inc.	199	25,391
		97,462
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. (a)	1,524	312,673
Seagate Technology Holdings plc	234	33,746
Western Digital Corp.	37	2,402
		348,821
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	121	8,558
Tobacco — 0.7%
Altria Group, Inc.	176	10,327
Philip Morris International, Inc.	139	25,323
		35,650
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	10	7,561
Total Common Stocks (Cost $3,629,528)		5,456,177
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.1%
Put Options Purchased — 0.1%
S&P 500 Index
7/31/2025 at USD 5,270.00, European Style
Notional Amount: USD 5,531,713
Counterparty: Exchange-Traded * (Cost $112,254)	8,915	4,190
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c) (Cost $64,889)	64,889	64,889
Total Investments — 106.5% (Cost $3,806,671)		5,525,256
Liabilities in Excess of Other Assets — (6.5)%		(336,238)
NET ASSETS — 100.0%		5,189,018

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	25

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	235	09/19/2025	USD	73,446	1,303

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,915	USD 5,531,713	USD 5,880.00	7/31/2025	(326,512)
Written Put Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,915	USD 5,531,713	USD 4,440.00	7/31/2025	(1,177)
Total Written Options Contracts (Premiums Received $119,287)						(327,689)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 103.5%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	169	31,470
RTX Corp.	139	20,290
Textron, Inc.	89	7,126
TransDigm Group, Inc.	13	19,545
		78,431
Air Freight & Logistics — 0.6%
FedEx Corp.	37	8,405
United Parcel Service, Inc., Class B	114	11,469
		19,874
Automobile Components — 0.1%
Aptiv plc (Jersey) *	41	2,816
Automobiles — 1.7%
Tesla, Inc. * (a)	168	53,460
Banks — 3.8%
Bank of America Corp.	892	42,213
Citigroup, Inc.	185	15,700
Fifth Third Bancorp	293	12,052
Truist Financial Corp.	137	5,893
US Bancorp	233	10,556
Wells Fargo & Co.	456	36,557
		122,971
Beverages — 2.0%
Coca-Cola Co. (The)	251	17,771
Keurig Dr Pepper, Inc.	529	17,478
PepsiCo, Inc.	211	27,919
		63,168
Biotechnology — 2.0%
AbbVie, Inc.	202	37,488
Neurocrine Biosciences, Inc. *	20	2,474
Regeneron Pharmaceuticals, Inc.	21	10,863
Vertex Pharmaceuticals, Inc. *	29	13,172
		63,997
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	671	147,200
Building Products — 1.6%
Carrier Global Corp.	266	19,423
Masco Corp.	110	7,077
Trane Technologies plc	61	26,780
		53,280
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.2%
Ameriprise Financial, Inc.	28	15,140
Charles Schwab Corp. (The)	308	28,105
CME Group, Inc.	61	16,757
Raymond James Financial, Inc.	31	4,745
State Street Corp.	67	7,099
		71,846
Chemicals — 1.4%
Linde plc	58	27,280
LyondellBasell Industries NV, Class A	87	5,049
PPG Industries, Inc.	72	8,123
Sherwin-Williams Co. (The)	15	5,159
		45,611
Communications Equipment — 0.4%
Arista Networks, Inc. *	77	7,847
Motorola Solutions, Inc.	10	4,476
		12,323
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	10	5,459
Vulcan Materials Co.	19	4,940
		10,399
Consumer Finance — 0.7%
American Express Co.	39	12,342
Capital One Financial Corp.	49	10,516
		22,858
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	7	7,041
Walmart, Inc.	308	30,097
		37,138
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	529	15,315
Electric Utilities — 1.9%
Entergy Corp.	27	2,271
NextEra Energy, Inc.	359	24,914
NRG Energy, Inc.	14	2,213
PG&E Corp.	387	5,397
Southern Co. (The)	306	28,100
		62,895
Electrical Equipment — 0.7%
Eaton Corp. plc	40	14,346
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	27

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	35	4,607
GE Vernova, Inc.	9	4,966
		23,919
Energy Equipment & Services — 0.2%
Baker Hughes Co.	199	7,636
Entertainment — 1.4%
Netflix, Inc. *	16	21,389
Walt Disney Co. (The)	170	21,064
Warner Music Group Corp., Class A	96	2,626
		45,079
Financial Services — 6.4%
Apollo Global Management, Inc.	63	8,896
Berkshire Hathaway, Inc., Class B *	103	50,103
Corpay, Inc. *	45	14,985
Fidelity National Information Services, Inc.	204	16,610
Mastercard, Inc., Class A	101	56,822
Toast, Inc., Class A *	121	5,346
Visa, Inc., Class A	148	52,625
WEX, Inc. *	9	1,302
		206,689
Food Products — 0.7%
Mondelez International, Inc., Class A	320	21,602
Ground Transportation — 0.4%
Uber Technologies, Inc. *	144	13,483
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	57	1,726
Boston Scientific Corp. *	195	20,942
Edwards Lifesciences Corp. *	134	10,496
Medtronic plc	207	18,060
Stryker Corp.	63	24,745
Zimmer Biomet Holdings, Inc.	13	1,163
		77,132
Health Care Providers & Services — 1.8%
Cigna Group (The)	47	15,498
HCA Healthcare, Inc.	10	3,975
Humana, Inc.	24	5,835
McKesson Corp.	8	6,186
UnitedHealth Group, Inc.	88	27,375
		58,869
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	16	1,162
Ventas, Inc.	232	14,688
Welltower, Inc.	66	10,132
		25,982
Hotels, Restaurants & Leisure — 3.8%
Booking Holdings, Inc.	2	11,891
Carnival Corp. *	372	10,461
Chipotle Mexican Grill, Inc. *	315	17,672
DoorDash, Inc., Class A *	29	7,237
Expedia Group, Inc.	55	9,178
Hilton Worldwide Holdings, Inc.	70	18,752
McDonald's Corp.	100	29,311
Yum! Brands, Inc.	112	16,570
		121,072
Household Durables — 0.1%
Lennar Corp., Class A	32	3,504
Household Products — 0.1%
Church & Dwight Co., Inc.	46	4,439
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	81	15,682
Industrial Conglomerates — 0.4%
3M Co.	95	14,524
Industrial REITs — 0.3%
Prologis, Inc.	88	9,232
Insurance — 1.8%
Aon plc, Class A	40	14,318
Arthur J Gallagher & Co.	61	19,470
Progressive Corp. (The)	96	25,536
		59,324
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	375	66,114
Alphabet, Inc., Class C	203	35,926
Meta Platforms, Inc., Class A	165	121,724
		223,764
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	197	15,352
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	58	23,452
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Caterpillar, Inc.	30	11,614
Deere & Co.	40	20,456
Ingersoll Rand, Inc.	70	5,866
Otis Worldwide Corp.	158	15,661
PACCAR, Inc.	87	8,230
		61,827
Media — 0.9%
Charter Communications, Inc., Class A *	27	11,132
Comcast Corp., Class A	504	17,978
		29,110
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	132	5,721
Nucor Corp.	23	3,035
		8,756
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	195	17,556
Diamondback Energy, Inc.	54	7,428
EOG Resources, Inc.	174	20,811
Exxon Mobil Corp.	429	46,225
		92,020
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	113	5,541
Personal Care Products — 0.2%
Kenvue, Inc.	252	5,266
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	375	17,333
Eli Lilly & Co.	44	33,977
Johnson & Johnson	194	29,662
Merck & Co., Inc.	69	5,487
		86,459
Professional Services — 0.4%
Leidos Holdings, Inc.	78	12,234
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	81	4,995
Semiconductors & Semiconductor Equipment — 14.2%
Analog Devices, Inc.	108	25,849
Broadcom, Inc.	296	81,565
Lam Research Corp.	269	26,243
Micron Technology, Inc.	122	15,024
NVIDIA Corp. (a)	1,652	260,946
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	96	20,954
Texas Instruments, Inc.	126	26,100
		456,681
Software — 12.3%
Cadence Design Systems, Inc. *	29	8,963
Crowdstrike Holdings, Inc., Class A *	3	1,715
Intuit, Inc.	16	12,986
Microsoft Corp. (a)	539	268,016
Oracle Corp.	170	37,212
Palantir Technologies, Inc., Class A *	87	11,800
Salesforce, Inc.	102	27,834
ServiceNow, Inc. *	26	26,498
		395,024
Specialized REITs — 0.7%
Equinix, Inc.	14	11,154
SBA Communications Corp.	45	10,552
		21,706
Specialty Retail — 1.8%
AutoZone, Inc. *	1	5,327
Burlington Stores, Inc. *	39	8,993
Lowe's Cos., Inc.	133	29,441
Ross Stores, Inc.	122	15,543
		59,304
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. (a)	933	191,394
Seagate Technology Holdings plc	143	20,657
Western Digital Corp.	23	1,470
		213,521
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	74	5,238
Tobacco — 0.7%
Altria Group, Inc.	108	6,322
Philip Morris International, Inc.	85	15,500
		21,822
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	6	4,628
Total Common Stocks (Cost $2,252,091)		3,338,450
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	29

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.5%
Put Options Purchased — 0.5%
S&P 500 Index
8/29/2025 at USD 5,595.00, European Style
Notional Amount: USD 3,365,565
Counterparty: Exchange-Traded * (Cost $54,471)	5,424	16,001
	SHARES (000)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c) (Cost $21,549)	21,549	21,549
Total Investments — 104.7% (Cost $2,328,111)		3,376,000
Liabilities in Excess of Other Assets — (4.7)%		(152,409)
NET ASSETS — 100.0%		3,223,591

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	83	09/19/2025	USD	25,941	912

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,424	USD 3,365,565	USD 6,210.00	8/29/2025	(87,381)
Written Put Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,424	USD 3,365,565	USD 4,710.00	8/29/2025	(3,607)
Total Written Options Contracts (Premiums Received $49,982)						(90,988)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	31

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 1.3%
RTX Corp.	2,920	426,425
TransDigm Group, Inc.	671	1,019,658
		1,446,083
Automobiles — 2.9%
Tesla, Inc. *	10,425	3,311,668
Beverages — 1.3%
Coca-Cola Co. (The)	19,457	1,376,589
Monster Beverage Corp. *	2,314	144,937
		1,521,526
Biotechnology — 2.4%
AbbVie, Inc.	4,339	805,316
Gilead Sciences, Inc.	6,369	706,177
Insmed, Inc. *	5,531	556,645
Natera, Inc. *	3,926	663,301
		2,731,439
Broadline Retail — 6.9%
Alibaba Group Holding Ltd., ADR (China)	7,751	879,069
Amazon.com, Inc. *	24,156	5,299,473
MercadoLibre, Inc. (Brazil) *	632	1,652,917
		7,831,459
Building Products — 0.5%
Trane Technologies plc	1,287	562,894
Capital Markets — 3.5%
Blackstone, Inc.	2,850	426,309
Charles Schwab Corp. (The)	7,590	692,461
Goldman Sachs Group, Inc. (The)	2,048	1,449,673
Intercontinental Exchange, Inc.	1,771	324,996
KKR & Co., Inc.	2,432	323,505
Robinhood Markets, Inc., Class A *	8,248	772,225
		3,989,169
Communications Equipment — 0.4%
Arista Networks, Inc. *	4,413	451,513
Construction & Engineering — 0.5%
Quanta Services, Inc.	1,502	567,928
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	21,548	2,106,956
Electrical Equipment — 0.3%
Eaton Corp. plc	1,011	361,048
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	6,256	617,819
Entertainment — 5.2%
Netflix, Inc. *	3,106	4,158,804
Sea Ltd., ADR (Singapore) *	3,008	481,043
Spotify Technology SA * (a)	1,650	1,266,483
		5,906,330
Financial Services — 5.2%
Berkshire Hathaway, Inc., Class B *	1,615	784,525
Mastercard, Inc., Class A	5,993	3,367,576
Visa, Inc., Class A	5,159	1,831,795
		5,983,896
Ground Transportation — 0.9%
Uber Technologies, Inc. *	10,929	1,019,687
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	10,434	1,419,169
Edwards Lifesciences Corp. *	4,036	315,665
Intuitive Surgical, Inc. *	1,749	950,254
		2,685,088
Health Care Providers & Services — 1.0%
McKesson Corp.	1,584	1,161,000
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	204	1,181,943
DoorDash, Inc., Class A *	7,510	1,851,197
McDonald's Corp.	3,157	922,352
Starbucks Corp.	2,035	186,498
		4,141,990
Household Durables — 0.5%
DR Horton, Inc.	4,278	551,461
Industrial Conglomerates — 1.5%
3M Co.	10,972	1,670,321
Interactive Media & Services — 9.5%
Alphabet, Inc., Class C	20,970	3,719,813
Meta Platforms, Inc., Class A	9,582	7,072,806
		10,792,619
IT Services — 4.3%
Cloudflare, Inc., Class A *	2,792	546,807
International Business Machines Corp.	8,844	2,606,953
Shopify, Inc., Class A (Canada) *	7,728	891,447
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	1,955	437,376
Twilio, Inc., Class A *	3,193	397,112
		4,879,695
Machinery — 0.4%
Deere & Co.	840	427,222
Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy, Inc.	1,395	339,585
Pharmaceuticals — 1.7%
Eli Lilly & Co.	1,779	1,386,692
Johnson & Johnson	3,833	585,554
		1,972,246
Semiconductors & Semiconductor Equipment — 16.3%
ASML Holding NV (Registered), NYRS (Netherlands)	77	61,779
Broadcom, Inc.	17,130	4,721,779
Lam Research Corp.	3,626	352,989
NVIDIA Corp.	81,095	12,812,232
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2,963	671,000
		18,619,779
Software — 16.8%
AppLovin Corp., Class A *	1,113	389,597
Crowdstrike Holdings, Inc., Class A *	1,209	615,849
Fair Isaac Corp. *	235	429,052
HubSpot, Inc. *	800	445,365
Intuit, Inc.	1,363	1,073,850
Microsoft Corp.	25,046	12,457,831
Oracle Corp.	5,868	1,282,877
Palo Alto Networks, Inc. *	2,933	600,114
ServiceNow, Inc. *	1,596	1,641,218
Synopsys, Inc. *	561	287,656
		19,223,409
Specialty Retail — 0.8%
AutoZone, Inc. *	124	460,847
Carvana Co. *	1,375	463,208
		924,055
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	24,759	5,079,696
INVESTMENTS	SHARES (000)	VALUE ($000)

Tobacco — 1.8%
Philip Morris International, Inc.	11,540	2,101,850
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	388	403,917
Total Common Stocks (Cost $66,468,519)		113,383,348
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $588,912)	588,808	588,926
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $10,377)	10,377	10,377
Total Short-Term Investments (Cost $599,289)		599,303
Total Investments — 99.9% (Cost $67,067,808)		113,982,651
Other Assets in Excess of Liabilities — 0.1%		81,747
NET ASSETS — 100.0%		114,064,398

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $10,104.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	33

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 3.4%
Boeing Co. (The) *	182	38,054
Howmet Aerospace, Inc.	116	21,563
RTX Corp.	558	81,512
Textron, Inc.	376	30,209
		171,338
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	330	33,288
Automobiles — 0.2%
General Motors Co.	256	12,588
Banks — 11.4%
Bank of America Corp.	3,264	154,447
Citizens Financial Group, Inc.	900	40,265
Comerica, Inc.	393	23,469
Fifth Third Bancorp	1,515	62,328
First Citizens BancShares, Inc., Class A	50	97,986
First Horizon Corp.	1,931	40,928
Wells Fargo & Co.	1,951	156,332
		575,755
Biotechnology — 1.4%
AbbVie, Inc.	388	72,001
Broadline Retail — 2.3%
Amazon.com, Inc. *	528	115,888
Building Products — 1.1%
Carrier Global Corp.	789	57,760
Capital Markets — 1.1%
Ameriprise Financial, Inc.	107	57,258
Chemicals — 2.4%
Axalta Coating Systems Ltd. *	743	22,053
Chemours Co. (The)	1,434	16,414
Dow, Inc.	529	14,012
FMC Corp.	1,650	68,890
		121,369
Construction Materials — 0.5%
Amrize Ltd. *	482	23,880
Consumer Finance — 2.0%
Ally Financial, Inc.	626	24,383
American Express Co.	235	75,103
		99,486
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc. *	256	27,606
Performance Food Group Co. *	676	59,133
		86,739
Containers & Packaging — 2.1%
Ball Corp.	1,199	67,247
International Paper Co.	208	9,739
Silgan Holdings, Inc.	504	27,315
		104,301
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	2,127	92,025
Electric Utilities — 3.4%
Edison International	387	19,957
NextEra Energy, Inc.	892	61,896
Southern Co. (The)	976	89,671
		171,524
Electrical Equipment — 2.3%
Emerson Electric Co.	872	116,239
Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	399	20,970
Jabil, Inc.	129	28,054
TD SYNNEX Corp.	328	44,537
		93,561
Entertainment — 1.3%
Walt Disney Co. (The)	540	66,970
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B *	51	24,951
Corpay, Inc. *	161	53,590
Fiserv, Inc. *	122	21,004
MGIC Investment Corp.	1,178	32,786
WEX, Inc. *	184	26,980
		159,311
Food Products — 0.5%
Hershey Co. (The)	149	24,744
Ground Transportation — 0.7%
Saia, Inc. *	135	37,066
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. *	139	26,368
Medtronic plc	728	63,407
		89,775
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 8.2%
Cigna Group (The)	310	102,596
Elevance Health, Inc.	147	57,136
Humana, Inc.	358	87,555
Labcorp Holdings, Inc.	185	48,600
Quest Diagnostics, Inc.	250	44,849
UnitedHealth Group, Inc.	230	71,813
		412,549
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp. *	1,193	33,535
Household Durables — 0.8%
Mohawk Industries, Inc. *	386	40,459
Industrial Conglomerates — 0.8%
3M Co.	256	38,968
Insurance — 1.3%
Arch Capital Group Ltd.	356	32,394
Oscar Health, Inc., Class A *	1,607	34,464
		66,858
Interactive Media & Services — 0.9%
Meta Platforms, Inc., Class A	62	45,958
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	324	25,272
Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc. *	88	13,797
Thermo Fisher Scientific, Inc.	36	14,771
		28,568
Machinery — 2.8%
AGCO Corp.	674	69,494
Gates Industrial Corp. plc *	2,271	52,308
Middleby Corp. (The) *	143	20,671
		142,473
Media — 2.4%
Comcast Corp., Class A	2,265	80,847
Omnicom Group, Inc.	537	38,583
		119,430
Metals & Mining — 1.5%
Alcoa Corp.	875	25,834
Freeport-McMoRan, Inc.	1,178	51,058
		76,892
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 1.3%
Dominion Energy, Inc.	1,155	65,252
Oil, Gas & Consumable Fuels — 4.8%
EOG Resources, Inc.	202	24,140
EQT Corp.	1,334	77,817
Expand Energy Corp.	429	50,182
Exxon Mobil Corp.	426	45,924
Hess Corp.	148	20,503
Range Resources Corp.	528	21,456
		240,022
Passenger Airlines — 1.5%
Southwest Airlines Co. (a)	2,316	75,136
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	962	44,511
Johnson & Johnson	564	86,148
		130,659
Real Estate Management & Development — 0.3%
Zillow Group, Inc., Class C *	219	15,367
Residential REITs — 1.3%
American Homes 4 Rent, Class A	667	24,049
Equity LifeStyle Properties, Inc.	673	41,491
		65,540
Semiconductors & Semiconductor Equipment — 3.6%
Lam Research Corp.	234	22,796
NXP Semiconductors NV (Netherlands)	322	70,464
ON Semiconductor Corp. *	451	23,621
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	289	65,420
		182,301
Software — 1.1%
Salesforce, Inc.	201	54,927
Specialized REITs — 3.5%
American Tower Corp.	367	81,073
Equinix, Inc.	119	94,780
		175,853
Specialty Retail — 0.3%
Ross Stores, Inc.	119	15,157
Technology Hardware, Storage & Peripherals — 5.2%
Sandisk Corp. *	626	28,360
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	35

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Technology Holdings plc	690	99,630
Western Digital Corp.	2,117	135,479
		263,469
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	724	47,768
Tobacco — 3.1%
Philip Morris International, Inc.	870	158,505
Trading Companies & Distributors — 2.2%
AerCap Holdings NV (Ireland)	694	81,215
WESCO International, Inc.	169	31,219
		112,434
Total Common Stocks (Cost $4,360,844)		5,016,218
Short-Term Investments — 1.0%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $28,237)	28,234	28,240
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $19,800)	19,800	19,800
Total Short-Term Investments (Cost $48,037)		48,040
Total Investments — 100.3% (Cost $4,408,881)		5,064,258
Liabilities in Excess of Other Assets — (0.3)%		(14,239)
NET ASSETS — 100.0%		5,050,019

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $19,464.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.2%
Aerospace & Defense — 3.7%
Boeing Co. (The) *	2	404
General Dynamics Corp.	3	914
Northrop Grumman Corp.	2	796
RTX Corp.	13	1,937
Textron, Inc.	7	575
TransDigm Group, Inc.	1	858
		5,484
Automobile Components — 0.3%
Lear Corp.	5	459
Banks — 7.7%
Bank of America Corp.	67	3,197
Citigroup, Inc.	11	956
Citizens Financial Group, Inc.	21	928
M&T Bank Corp.	7	1,312
PNC Financial Services Group, Inc. (The)	8	1,446
Wells Fargo & Co.	45	3,626
		11,465
Beverages — 1.5%
Coca-Cola Co. (The)	17	1,164
PepsiCo, Inc.	8	1,083
		2,247
Biotechnology — 1.8%
AbbVie, Inc.	6	1,159
Regeneron Pharmaceuticals, Inc.	1	808
Vertex Pharmaceuticals, Inc. *	2	750
		2,717
Broadline Retail — 2.5%
Amazon.com, Inc. *	17	3,718
Building Products — 1.2%
Fortune Brands Innovations, Inc.	11	578
Trane Technologies plc	3	1,191
		1,769
Capital Markets — 5.4%
Blackrock, Inc.	2	2,052
Charles Schwab Corp. (The)	17	1,582
CME Group, Inc.	5	1,392
Goldman Sachs Group, Inc. (The)	1	459
Morgan Stanley	18	2,555
		8,040
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 2.4%
Axalta Coating Systems Ltd. *	43	1,289
DuPont de Nemours, Inc.	9	603
Linde plc	4	1,656
		3,548
Construction Materials — 0.5%
Vulcan Materials Co.	3	702
Consumer Finance — 0.9%
Ally Financial, Inc.	13	526
Capital One Financial Corp.	4	853
		1,379
Consumer Staples Distribution & Retail — 1.3%
Target Corp.	3	289
Walmart, Inc.	16	1,622
		1,911
Containers & Packaging — 0.6%
Amcor plc	92	844
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	64	1,850
Electric Utilities — 3.3%
Entergy Corp.	12	999
NextEra Energy, Inc.	27	1,892
Southern Co. (The)	11	977
Xcel Energy, Inc.	16	1,113
		4,981
Electrical Equipment — 1.5%
Eaton Corp. plc	6	2,293
Electronic Equipment, Instruments & Components — 0.7%
Teledyne Technologies, Inc. *	2	982
Entertainment — 1.1%
Take-Two Interactive Software, Inc. *	3	685
Walt Disney Co. (The)	8	1,000
		1,685
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B *	6	3,122
Block, Inc. *	11	713
Corpay, Inc. *	2	706
Fidelity National Information Services, Inc.	9	715
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Fiserv, Inc. *	6	1,059
Mastercard, Inc., Class A	2	1,144
		7,459
Food Products — 1.4%
Mondelez International, Inc., Class A	24	1,638
Tyson Foods, Inc., Class A	9	502
		2,140
Ground Transportation — 2.0%
CSX Corp.	43	1,418
Norfolk Southern Corp.	6	1,528
		2,946
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	6	747
Boston Scientific Corp. *	13	1,441
Medtronic plc	20	1,753
		3,941
Health Care Providers & Services — 2.5%
Cigna Group (The)	4	1,314
Humana, Inc.	2	563
UnitedHealth Group, Inc.	6	1,848
		3,725
Health Care REITs — 0.8%
Ventas, Inc.	19	1,190
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	49	746
Hotels, Restaurants & Leisure — 2.1%
Expedia Group, Inc.	5	911
McDonald's Corp.	6	1,666
Travel + Leisure Co.	12	597
		3,174
Household Products — 1.0%
Procter & Gamble Co. (The)	10	1,536
Industrial Conglomerates — 1.5%
3M Co.	7	1,009
Honeywell International, Inc.	5	1,212
		2,221
Industrial REITs — 0.8%
Prologis, Inc.	11	1,130
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 3.7%
Loews Corp.	24	2,160
MetLife, Inc.	11	920
Travelers Cos., Inc. (The)	9	2,384
		5,464
Interactive Media & Services — 3.6%
Alphabet, Inc., Class C	15	2,713
Meta Platforms, Inc., Class A	4	2,606
		5,319
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	14	1,057
International Business Machines Corp.	1	408
		1,465
Life Sciences Tools & Services — 0.9%
Danaher Corp.	7	1,364
Machinery — 3.6%
Deere & Co.	3	1,805
Dover Corp.	9	1,625
Parker-Hannifin Corp.	3	1,978
		5,408
Media — 1.2%
Comcast Corp., Class A	50	1,800
Multi-Utilities — 1.7%
CMS Energy Corp.	18	1,251
Public Service Enterprise Group, Inc.	15	1,250
		2,501
Oil, Gas & Consumable Fuels — 6.5%
Cheniere Energy, Inc.	6	1,337
ConocoPhillips	23	2,096
Diamondback Energy, Inc.	6	818
EOG Resources, Inc.	12	1,488
Exxon Mobil Corp.	29	3,142
Phillips 66	7	833
		9,714
Personal Care Products — 0.3%
Kenvue, Inc.	22	459
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	32	1,455
Jazz Pharmaceuticals plc *	6	653
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	10	1,581
Merck & Co., Inc.	6	461
		4,150
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	6	566
SS&C Technologies Holdings, Inc.	10	851
		1,417
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	11	1,501
Residential REITs — 0.4%
American Homes 4 Rent, Class A	15	554
Retail REITs — 0.4%
Regency Centers Corp.	8	574
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc. *	6	838
Analog Devices, Inc.	7	1,738
Lam Research Corp.	5	447
Marvell Technology, Inc.	3	259
Micron Technology, Inc.	6	761
NXP Semiconductors NV (Netherlands)	3	778
Texas Instruments, Inc.	9	1,784
		6,605
Software — 2.2%
Microsoft Corp.	4	1,830
Salesforce, Inc.	5	1,433
		3,263
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	6	1,056
Specialty Retail — 3.4%
AutoZone, Inc. *	—	1,225
Lowe's Cos., Inc.	8	1,762
O'Reilly Automotive, Inc. *	10	935
TJX Cos., Inc. (The)	9	1,083
		5,005
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	39	803
Seagate Technology Holdings plc	9	1,223
		2,026
Tobacco — 2.1%
Philip Morris International, Inc.	17	3,071
Total Common Stocks (Cost $110,400)		148,998
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $615)	615	615
Total Investments — 100.6% (Cost $111,015)		149,613
Liabilities in Excess of Other Assets — (0.6)%		(919)
NET ASSETS — 100.0%		148,694

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 3.2%
Howmet Aerospace, Inc.	2,662	495,582
Northrop Grumman Corp.	1,061	530,320
		1,025,902
Automobiles — 1.1%
Tesla, Inc. *	1,123	356,788
Banks — 4.0%
US Bancorp	5,405	244,603
Wells Fargo & Co.	13,196	1,057,235
		1,301,838
Biotechnology — 3.0%
AbbVie, Inc.	2,785	516,916
Regeneron Pharmaceuticals, Inc.	378	198,540
Vertex Pharmaceuticals, Inc. *	555	247,242
		962,698
Broadline Retail — 4.7%
Amazon.com, Inc. *	6,947	1,524,126
Building Products — 2.2%
Carrier Global Corp.	6,064	443,845
Trane Technologies plc	572	249,964
		693,809
Capital Markets — 3.4%
Ameriprise Financial, Inc.	1,050	560,085
Blackstone, Inc.	962	143,914
Morgan Stanley	2,798	394,178
		1,098,177
Construction Materials — 1.8%
Vulcan Materials Co.	2,239	584,093
Consumer Finance — 2.6%
American Express Co.	2,577	821,954
Consumer Staples Distribution & Retail — 2.2%
Walmart, Inc.	7,175	701,538
Electric Utilities — 3.6%
Entergy Corp.	2,048	170,234
NextEra Energy, Inc.	6,273	435,461
PG&E Corp.	10,537	146,882
Southern Co. (The)	4,399	404,022
		1,156,599
Electrical Equipment — 2.3%
Eaton Corp. plc	2,110	753,097
INVESTMENTS	SHARES (000)	VALUE ($000)

Energy Equipment & Services — 2.5%
Baker Hughes Co.	20,601	789,846
Entertainment — 1.5%
Walt Disney Co. (The)	3,918	485,865
Financial Services — 2.7%
Mastercard, Inc., Class A	1,553	872,438
Food Products — 1.0%
Mondelez International, Inc., Class A	4,910	331,122
Ground Transportation — 1.0%
CSX Corp.	10,060	328,274
Health Care Equipment & Supplies — 4.0%
Edwards Lifesciences Corp. *	4,104	320,969
Medtronic plc	4,724	411,831
Stryker Corp.	1,429	565,281
		1,298,081
Hotels, Restaurants & Leisure — 4.3%
Chipotle Mexican Grill, Inc. *	6,104	342,732
Marriott International, Inc., Class A	1,419	387,764
McDonald's Corp.	2,208	645,102
		1,375,598
Industrial REITs — 0.6%
Prologis, Inc.	1,848	194,279
Insurance — 3.0%
Arthur J Gallagher & Co.	1,993	638,097
Travelers Cos., Inc. (The)	1,245	333,067
		971,164
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	4,626	815,161
Meta Platforms, Inc., Class A	1,760	1,299,171
		2,114,332
Machinery — 1.2%
Deere & Co.	767	389,856
Oil, Gas & Consumable Fuels — 1.8%
Exxon Mobil Corp.	5,422	584,496
Pharmaceuticals — 0.9%
Eli Lilly & Co.	358	279,141
Semiconductors & Semiconductor Equipment — 13.1%
ASML Holding NV (Registered), NYRS (Netherlands)	163	130,685
Broadcom, Inc.	3,539	975,545
Micron Technology, Inc.	1,944	239,542
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	13,851	2,188,335
NXP Semiconductors NV (Netherlands)	3,185	695,911
		4,230,018
Software — 12.5%
Intuit, Inc.	553	435,847
Microsoft Corp.	5,914	2,941,470
Oracle Corp.	2,963	647,899
		4,025,216
Specialty Retail — 2.1%
Lowe's Cos., Inc.	2,972	659,293
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	9,175	1,882,353
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	295	222,328
Total Common Stocks (Cost $17,267,135)		32,014,319
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $247,608)	247,573	247,623
Total Investments — 100.3% (Cost $17,514,743)		32,261,942
Liabilities in Excess of Other Assets — (0.3)%		(83,205)
NET ASSETS — 100.0%		32,178,737

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	09/19/2025	USD	1,250	13

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 1.9%
GE Aerospace	22	5,617
Howmet Aerospace, Inc.	71	13,259
RTX Corp.	58	8,397
TransDigm Group, Inc.	6	9,126
		36,399
Automobiles — 2.8%
Tesla, Inc. *	162	51,517
Banks — 0.4%
Bank of America Corp.	153	7,216
Beverages — 0.6%
Coca-Cola Co. (The)	81	5,751
PepsiCo, Inc.	48	6,333
		12,084
Biotechnology — 2.4%
AbbVie, Inc.	180	33,513
Neurocrine Biosciences, Inc. *	33	4,097
Regeneron Pharmaceuticals, Inc.	14	7,208
		44,818
Broadline Retail — 6.5%
Amazon.com, Inc. *	556	121,944
Building Products — 1.1%
Owens Corning	28	3,818
Trane Technologies plc	36	15,842
		19,660
Capital Markets — 1.5%
Charles Schwab Corp. (The)	131	11,975
Goldman Sachs Group, Inc. (The)	14	9,461
S&P Global, Inc.	12	6,407
		27,843
Chemicals — 0.4%
Linde plc	15	7,234
Communications Equipment — 1.4%
Arista Networks, Inc. *	151	15,453
Motorola Solutions, Inc.	27	11,212
		26,665
Construction & Engineering — 0.5%
Quanta Services, Inc.	25	9,437
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	9	5,122
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 0.8%
American Express Co.	33	10,566
Capital One Financial Corp.	22	4,709
		15,275
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	15	14,122
US Foods Holding Corp. *	137	10,568
		24,690
Electric Utilities — 0.8%
Entergy Corp.	43	3,592
NextEra Energy, Inc.	78	5,414
Southern Co. (The)	59	5,415
		14,421
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	120	11,889
Energy Equipment & Services — 0.4%
Baker Hughes Co.	198	7,585
Entertainment — 1.4%
Netflix, Inc. *	5	6,835
Spotify Technology SA *	8	6,048
Walt Disney Co. (The)	108	13,419
		26,302
Financial Services — 3.9%
Fidelity National Information Services, Inc.	65	5,265
Mastercard, Inc., Class A	88	49,620
Visa, Inc., Class A	49	17,543
		72,428
Ground Transportation — 0.9%
Uber Technologies, Inc. *	179	16,722
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp. *	81	8,677
Intuitive Surgical, Inc. *	13	7,142
Stryker Corp.	21	8,273
		24,092
Health Care Providers & Services — 0.7%
Cigna Group (The)	16	5,189
UnitedHealth Group, Inc.	27	8,592
		13,781
Health Care REITs — 0.3%
Ventas, Inc.	89	5,608
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc. *	226	12,712
DoorDash, Inc., Class A *	84	20,813
Hilton Worldwide Holdings, Inc.	56	14,769
McDonald's Corp.	27	7,762
		56,056
Insurance — 0.7%
Arthur J Gallagher & Co.	27	8,683
MetLife, Inc.	65	5,220
		13,903
Interactive Media & Services — 10.3%
Alphabet, Inc., Class A	303	53,408
Alphabet, Inc., Class C	204	36,240
Meta Platforms, Inc., Class A	129	95,231
Pinterest, Inc., Class A *	215	7,712
		192,591
Life Sciences Tools & Services — 0.2%
Danaher Corp.	18	3,456
Oil, Gas & Consumable Fuels — 0.2%
EOG Resources, Inc.	37	4,435
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	85	4,175
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	113	5,222
Eli Lilly & Co.	37	29,115
Johnson & Johnson	41	6,304
		40,641
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	70	7,329
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc. *	40	5,766
Analog Devices, Inc.	49	11,576
Broadcom, Inc.	240	66,323
Lam Research Corp.	151	14,702
NVIDIA Corp.	1,469	232,063
NXP Semiconductors NV (Netherlands)	25	5,417
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	54	12,162
Texas Instruments, Inc.	45	9,346
		357,355
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 19.8%
Adobe, Inc. *	10	4,019
AppLovin Corp., Class A *	16	5,506
Autodesk, Inc. *	17	5,414
Cadence Design Systems, Inc. *	33	10,087
Crowdstrike Holdings, Inc., Class A *	31	15,929
Fair Isaac Corp. *	6	10,805
Intuit, Inc.	29	22,651
Microsoft Corp.	467	232,087
Oracle Corp.	104	22,719
Palantir Technologies, Inc., Class A *	25	3,468
Salesforce, Inc.	51	13,769
ServiceNow, Inc. *	24	24,642
		371,096
Specialized REITs — 0.2%
Equinix, Inc.	6	4,486
Specialty Retail — 1.5%
Lowe's Cos., Inc.	88	19,435
TJX Cos., Inc. (The)	67	8,293
		27,728
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.	735	150,905
Seagate Technology Holdings plc	89	12,837
		163,742
Tobacco — 0.4%
Altria Group, Inc.	136	7,955
Total Common Stocks (Cost $929,566)		1,857,680
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $10,766)	10,765	10,767
Total Investments — 99.8% (Cost $940,332)		1,868,447
Other Assets in Excess of Liabilities — 0.2%		3,018
NET ASSETS — 100.0%		1,871,465

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	29	09/19/2025	USD	9,064	311

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 119.7%
Common Stocks — 116.6%
Aerospace & Defense — 5.3%
Boeing Co. (The) *	23	4,744
Howmet Aerospace, Inc. (a)	361	67,194
Northrop Grumman Corp.	32	16,093
RTX Corp.	344	50,254
TransDigm Group, Inc.	25	37,730
		176,015
Air Freight & Logistics — 0.1%
FedEx Corp.	13	2,982
Banks — 4.4%
Bank of America Corp. (a)	935	44,255
Fifth Third Bancorp	614	25,262
Wells Fargo & Co. (a)	949	76,024
		145,541
Beverages — 1.2%
Coca-Cola Co. (The) (a)	344	24,356
Keurig Dr Pepper, Inc.	288	9,520
PepsiCo, Inc. (a)	53	6,916
		40,792
Biotechnology — 2.3%
AbbVie, Inc. (a)	268	49,805
Regeneron Pharmaceuticals, Inc.	18	9,459
Vertex Pharmaceuticals, Inc. * (a)	41	18,062
		77,326
Broadline Retail — 5.4%
Amazon.com, Inc. * (a)	817	179,147
Building Products — 2.1%
Carrier Global Corp.	310	22,705
Trane Technologies plc	106	46,163
		68,868
Capital Markets — 3.3%
Ameriprise Financial, Inc. (a)	63	33,413
Blackstone, Inc.	4	595
Charles Schwab Corp. (The) (a)	394	35,950
CME Group, Inc.	21	5,881
Goldman Sachs Group, Inc. (The) (a)	24	17,131
MSCI, Inc.	26	14,899
Raymond James Financial, Inc.	22	3,332
		111,201
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.4%
Ecolab, Inc.	87	23,508
Linde plc	37	17,037
Sherwin-Williams Co. (The)	21	7,304
		47,849
Communications Equipment — 0.2%
Arista Networks, Inc. *	62	6,353
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	45	24,633
Consumer Finance — 1.4%
American Express Co. (a)	91	29,234
Capital One Financial Corp.	89	18,895
		48,129
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	15	14,470
Maplebear, Inc. *	85	3,845
Walmart, Inc.	204	19,979
		38,294
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	774	22,390
Electric Utilities — 3.2%
Entergy Corp. (a)	229	19,049
NextEra Energy, Inc.	482	33,442
Southern Co. (The)	584	53,682
		106,173
Electrical Equipment — 1.4%
AMETEK, Inc.	8	1,514
Eaton Corp. plc	66	23,355
Emerson Electric Co.	153	20,433
		45,302
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	182	6,974
Entertainment — 1.8%
Live Nation Entertainment, Inc. *	16	2,373
Walt Disney Co. (The) (a)	344	42,717
Warner Bros Discovery, Inc. *	375	4,296
Warner Music Group Corp., Class A	341	9,276
		58,662
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	45

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — 6.1%
Affirm Holdings, Inc. *	68	4,701
Apollo Global Management, Inc.	23	3,294
Berkshire Hathaway, Inc., Class B *	7	3,230
Corpay, Inc. *	103	34,045
Fidelity National Information Services, Inc. (a)	633	51,579
Mastercard, Inc., Class A (a)	179	100,352
Toast, Inc., Class A *	89	3,947
WEX, Inc. *	11	1,618
		202,766
Food Products — 0.3%
Mondelez International, Inc., Class A (a)	168	11,306
Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd. (Canada)	374	29,638
XPO, Inc. *	79	9,997
		39,635
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. * (a)	214	22,974
Edwards Lifesciences Corp. *	133	10,387
Intuitive Surgical, Inc. *	22	12,158
Medtronic plc	116	10,069
Stryker Corp. (a)	71	28,203
		83,791
Health Care Providers & Services — 1.4%
Cigna Group (The)	22	7,429
Humana, Inc.	11	2,664
McKesson Corp.	3	2,203
Tenet Healthcare Corp. *	25	4,338
UnitedHealth Group, Inc. (a)	101	31,580
		48,214
Health Care REITs — 0.5%
Ventas, Inc.	240	15,146
Welltower, Inc.	19	2,937
		18,083
Hotels, Restaurants & Leisure — 4.9%
Booking Holdings, Inc. (a)	4	24,535
Carnival Corp. *	771	21,673
Chipotle Mexican Grill, Inc. * (a)	386	21,702
Darden Restaurants, Inc.	19	4,103
Hilton Worldwide Holdings, Inc. (a)	106	28,162
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	114	33,218
Yum! Brands, Inc. (a)	206	30,548
		163,941
Household Products — 0.4%
Church & Dwight Co., Inc.	61	5,925
Procter & Gamble Co. (The) (a)	49	7,783
		13,708
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	62	12,109
Industrial Conglomerates — 1.1%
3M Co.	238	36,184
Insurance — 3.0%
Aon plc, Class A	119	42,506
Arch Capital Group Ltd.	27	2,419
Arthur J Gallagher & Co. (a)	123	39,442
Progressive Corp. (The) (a)	64	17,087
		101,454
Interactive Media & Services — 7.5%
Alphabet, Inc., Class C	117	20,809
Alphabet, Inc., Class A (a)	525	92,513
Meta Platforms, Inc., Class A (a)	179	131,703
Pinterest, Inc., Class A *	155	5,560
		250,585
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	259	20,195
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	41	4,866
Danaher Corp.	116	22,919
Thermo Fisher Scientific, Inc. (a)	15	5,885
		33,670
Machinery — 0.9%
Deere & Co.	6	3,150
Ingersoll Rand, Inc.	121	10,046
Otis Worldwide Corp.	168	16,607
		29,803
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.4%
Charter Communications, Inc., Class A *	22	8,890
Omnicom Group, Inc.	82	5,948
		14,838
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	42	1,827
Multi-Utilities — 1.0%
Ameren Corp.	129	12,432
CMS Energy Corp.	186	12,860
Dominion Energy, Inc.	103	5,802
NiSource, Inc.	86	3,470
		34,564
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc. (a)	28	6,728
ConocoPhillips (a)	22	1,945
Diamondback Energy, Inc.	13	1,813
EOG Resources, Inc.	163	19,542
EQT Corp.	85	4,939
Exxon Mobil Corp. (a)	515	55,562
TC Energy Corp. (Canada)	498	24,322
		114,851
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	60	2,937
Personal Care Products — 0.1%
Kenvue, Inc.	207	4,339
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. (a)	303	14,002
Eli Lilly & Co. (a)	39	30,675
Johnson & Johnson (a)	294	44,923
		89,600
Professional Services — 0.3%
Leidos Holdings, Inc.	55	8,711
Residential REITs — 0.3%
American Homes 4 Rent, Class A	197	7,111
Camden Property Trust	20	2,284
Equity LifeStyle Properties, Inc.	32	1,938
		11,333
Semiconductors & Semiconductor Equipment — 16.1%
Analog Devices, Inc.	216	51,486
Applied Materials, Inc.	9	1,685
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Registered), NYRS (Netherlands)	12	9,929
Broadcom, Inc. (a)	126	34,741
Lam Research Corp.	127	12,324
Marvell Technology, Inc.	22	1,707
Microchip Technology, Inc.	32	2,250
Micron Technology, Inc.	147	18,097
NVIDIA Corp. (a)	1,766	279,001
NXP Semiconductors NV (Netherlands)	110	24,078
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	170	38,454
Texas Instruments, Inc. (a)	302	62,709
		536,461
Software — 11.9%
Autodesk, Inc. *	10	3,192
Cadence Design Systems, Inc. *	21	6,530
Crowdstrike Holdings, Inc., Class A *	8	3,995
Microsoft Corp. (a)	560	278,457
Oracle Corp.	108	23,551
Roper Technologies, Inc.	8	4,817
Salesforce, Inc. (a)	114	31,060
ServiceNow, Inc. *	35	35,507
Synopsys, Inc. *	16	8,470
		395,579
Specialized REITs — 2.3%
American Tower Corp.	166	36,683
Equinix, Inc.	35	28,063
Extra Space Storage, Inc.	41	6,012
SBA Communications Corp.	22	5,096
		75,854
Specialty Retail — 3.0%
AutoZone, Inc. *	3	10,635
Burlington Stores, Inc. * (a)	134	31,265
Lowe's Cos., Inc. (a)	207	45,850
Ross Stores, Inc.	73	9,306
Tractor Supply Co.	52	2,777
		99,833
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. (a)	793	162,674
Hewlett Packard Enterprise Co.	276	5,652
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	47

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Technology Holdings plc	286	41,234
Western Digital Corp. (a)	143	9,165
		218,725
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	49	3,513
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	4	3,372
WW Grainger, Inc.	2	1,555
		4,927
Total Common Stocks (Cost $2,445,043)		3,889,967
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c)(Cost $104,254)	104,237	104,257
Total Long Positions (Cost $2,549,297)		3,994,224
Short Positions — (19.5)%
Common Stocks — (19.5)%
Aerospace & Defense — (0.4)%
General Dynamics Corp.	(13)	(3,880)
Huntington Ingalls Industries, Inc.	(29)	(6,974)
Lockheed Martin Corp.	(5)	(2,413)
		(13,267)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(32)	(3,610)
United Parcel Service, Inc., Class B	(28)	(2,882)
		(6,492)
Automobiles — (0.3)%
Ford Motor Co.	(1,038)	(11,259)
Banks — (0.6)%
Huntington Bancshares, Inc.	(96)	(1,613)
M&T Bank Corp.	(25)	(4,855)
PNC Financial Services Group, Inc. (The)	(71)	(13,275)
		(19,743)
Beverages — (0.1)%
Molson Coors Beverage Co., Class B	(63)	(3,013)
Biotechnology — (0.4)%
Amgen, Inc.	(35)	(9,751)
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Gilead Sciences, Inc.	(27)	(2,985)
Moderna, Inc. *	(60)	(1,665)
(14,401)
Broadline Retail — (0.3)%
eBay, Inc.	(126)	(9,381)
Building Products — (0.2)%
Johnson Controls International plc	(16)	(1,730)
Lennox International, Inc.	(8)	(4,552)
(6,282)
Capital Markets — (1.0)%
Bank of New York Mellon Corp. (The)	(52)	(4,758)
Blackrock, Inc.	(3)	(3,436)
Carlyle Group, Inc. (The)	(50)	(2,569)
Cboe Global Markets, Inc.	(13)	(3,095)
FactSet Research Systems, Inc.	(9)	(3,944)
Franklin Resources, Inc.	(451)	(10,745)
LPL Financial Holdings, Inc.	(8)	(3,103)
Moody's Corp.	(7)	(3,216)
(34,866)
Chemicals — (0.2)%
Eastman Chemical Co.	(110)	(8,243)
Commercial Services & Supplies — (0.2)%
Veralto Corp.	(63)	(6,410)
Communications Equipment — (0.1)%
Cisco Systems, Inc.	(46)	(3,208)
Consumer Finance — (0.3)%
Synchrony Financial	(148)	(9,908)
Consumer Staples Distribution & Retail — (1.1)%
Dollar Tree, Inc. *	(74)	(7,336)
Kroger Co. (The)	(24)	(1,731)
Sysco Corp.	(201)	(15,199)
Target Corp.	(112)	(11,050)
(35,316)
Containers & Packaging — (0.1)%
International Paper Co.	(81)	(3,782)
Distributors — (0.1)%
Pool Corp.	(14)	(3,975)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Electric Utilities — (1.3)%
American Electric Power Co., Inc.	(108)	(11,216)
Eversource Energy	(183)	(11,670)
FirstEnergy Corp.	(232)	(9,334)
Pinnacle West Capital Corp.	(34)	(3,048)
PPL Corp.	(197)	(6,677)
(41,945)
Electrical Equipment — (0.1)%
Acuity, Inc.	(14)	(4,131)
Electronic Equipment, Instruments & Components — (0.2)%
Corning, Inc.	(127)	(6,657)
Energy Equipment & Services — (0.1)%
Halliburton Co.	(199)	(4,047)
Entertainment — (0.2)%
Electronic Arts, Inc.	(20)	(3,082)
TKO Group Holdings, Inc.	(19)	(3,497)
(6,579)
Financial Services — (0.6)%
Block, Inc. *	(24)	(1,649)
PayPal Holdings, Inc. *	(141)	(10,466)
Voya Financial, Inc.	(39)	(2,769)
Western Union Co. (The)	(496)	(4,174)
(19,058)
Food Products — (0.2)%
General Mills, Inc.	(24)	(1,229)
Kraft Heinz Co. (The)	(202)	(5,229)
(6,458)
Ground Transportation — (0.2)%
Uber Technologies, Inc. *	(69)	(6,401)
Health Care Equipment & Supplies — (0.2)%
Dentsply Sirona, Inc.	(211)	(3,356)
Zimmer Biomet Holdings, Inc.	(34)	(3,105)
(6,461)
Health Care Providers & Services — (0.3)%
Centene Corp. *	(77)	(4,160)
Elevance Health, Inc.	(5)	(1,875)
Molina Healthcare, Inc. *	(9)	(2,807)
(8,842)
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — (0.3)%
Choice Hotels International, Inc.	(33)	(4,188)
Starbucks Corp.	(62)	(5,667)
(9,855)
Insurance — (1.6)%
Aflac, Inc.	(71)	(7,441)
Allstate Corp. (The)	(74)	(15,005)
American International Group, Inc.	(129)	(11,047)
Globe Life, Inc.	(23)	(2,883)
Hartford Insurance Group, Inc. (The)	(36)	(4,549)
Kinsale Capital Group, Inc.	(13)	(6,322)
RenaissanceRe Holdings Ltd. (Bermuda)	(10)	(2,387)
Willis Towers Watson plc	(10)	(3,057)
(52,691)
Interactive Media & Services — (0.1)%
Snap, Inc., Class A *	(479)	(4,166)
IT Services — (0.5)%
Accenture plc (Ireland), Class A	(21)	(6,125)
Infosys Ltd. (India)	(204)	(3,784)
International Business Machines Corp.	(13)	(3,735)
MongoDB, Inc. *	(13)	(2,722)
Shopify, Inc. (Canada), Class A *	(14)	(1,648)
(18,014)
Life Sciences Tools & Services — (0.5)%
Bruker Corp.	(147)	(6,069)
Illumina, Inc. *	(49)	(4,695)
Revvity, Inc.	(57)	(5,468)
(16,232)
Machinery — (1.0)%
Donaldson Co., Inc.	(106)	(7,324)
Illinois Tool Works, Inc.	(55)	(13,647)
Snap-on, Inc.	(23)	(7,050)
Stanley Black & Decker, Inc.	(102)	(6,939)
(34,960)
Media — (0.0)% ^
Fox Corp., Class A	(3)	(164)
Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	(85)	(8,541)
WEC Energy Group, Inc.	(54)	(5,641)
(14,182)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	49

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Office REITs — (0.0)% ^
SL Green Realty Corp.	—	—
Oil, Gas & Consumable Fuels — (0.9)%
APA Corp.	(67)	(1,218)
Devon Energy Corp.	(247)	(7,874)
Enbridge, Inc. (Canada)	(121)	(5,489)
Kinder Morgan, Inc.	(179)	(5,249)
Occidental Petroleum Corp.	(161)	(6,762)
ONEOK, Inc.	(34)	(2,758)
(29,350)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(103)	(3,341)
Pharmaceuticals — (0.2)%
Pfizer, Inc.	(70)	(1,700)
Zoetis, Inc.	(29)	(4,544)
(6,244)
Professional Services — (0.4)%
Automatic Data Processing, Inc.	(10)	(2,943)
Dayforce, Inc. *	(67)	(3,725)
Paychex, Inc.	(19)	(2,842)
Paycom Software, Inc.	(10)	(2,220)
(11,730)
Residential REITs — (0.1)%
Mid-America Apartment Communities, Inc.	(27)	(3,991)
Retail REITs — (0.7)%
NNN REIT, Inc.	(182)	(7,861)
Realty Income Corp.	(223)	(12,826)
Simon Property Group, Inc.	(8)	(1,289)
(21,976)
Semiconductors & Semiconductor Equipment — (2.3)%
ARM Holdings plc *	(107)	(17,331)
Intel Corp.	(227)	(5,087)
KLA Corp.	(20)	(17,991)
Monolithic Power Systems, Inc.	(23)	(16,591)
ON Semiconductor Corp. *	(29)	(1,535)
QUALCOMM, Inc.	(32)	(5,153)
Skyworks Solutions, Inc.	(116)	(8,615)
Teradyne, Inc.	(40)	(3,594)
(75,897)
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — (0.7)%
Adobe, Inc. *	(26)	(9,919)
Bill Holdings, Inc. *	(53)	(2,439)
Palo Alto Networks, Inc. *	(6)	(1,326)
Workday, Inc., Class A *	(36)	(8,563)
(22,247)
Specialized REITs — (0.2)%
Iron Mountain, Inc.	(16)	(1,618)
Public Storage	(20)	(5,825)
(7,443)
Specialty Retail — (0.1)%
Home Depot, Inc. (The)	(11)	(4,211)
Technology Hardware, Storage & Peripherals — (0.4)%
Dell Technologies, Inc., Class C	(13)	(1,618)
HP, Inc.	(141)	(3,459)
NetApp, Inc.	(75)	(7,977)
(13,054)
Trading Companies & Distributors — (0.0)% ^
Fastenal Co.	(18)	(743)
Total Common Stocks (Proceeds $(651,215))		(650,616)
Total Short Positions (Proceeds $(651,215))		(650,616)
Total Investments — 100.2% (Cost $1,898,082)		3,343,608
Liabilities in Excess of Other Assets — (0.2)%		(5,374)
Net Assets — 100.0%		3,338,234

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $886,527.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	June 30, 2025

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	145	09/19/2025	USD	45,318	1,581

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	51

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.9%
Aerospace & Defense — 2.3%
Howmet Aerospace, Inc.	558	103,809
RTX Corp.	458	66,928
Textron, Inc.	293	23,506
TransDigm Group, Inc.	42	64,472
		258,715
Air Freight & Logistics — 0.6%
FedEx Corp.	122	27,726
United Parcel Service, Inc., Class B	375	37,831
		65,557
Automobile Components — 0.1%
Aptiv plc (Jersey) *	136	9,288
Automobiles — 1.6%
Tesla, Inc. *	555	176,345
Banks — 3.7%
Bank of America Corp.	2,943	139,246
Citigroup, Inc.	608	51,789
Fifth Third Bancorp	1,045	42,968
Truist Financial Corp.	452	19,433
US Bancorp	769	34,820
Wells Fargo & Co.	1,505	120,588
		408,844
Beverages — 1.9%
Coca-Cola Co. (The)	829	58,618
Keurig Dr Pepper, Inc.	1,744	57,656
PepsiCo, Inc.	697	92,094
		208,368
Biotechnology — 1.9%
AbbVie, Inc.	666	123,659
Neurocrine Biosciences, Inc. *	65	8,162
Regeneron Pharmaceuticals, Inc.	68	35,833
Vertex Pharmaceuticals, Inc. *	98	43,451
		211,105
Broadline Retail — 4.4%
Amazon.com, Inc. *	2,213	485,559
Building Products — 1.6%
Carrier Global Corp.	875	64,069
Masco Corp.	363	23,346
Trane Technologies plc	202	88,338
		175,753
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.1%
Ameriprise Financial, Inc.	94	49,941
Charles Schwab Corp. (The)	1,016	92,713
CME Group, Inc.	201	55,277
Raymond James Financial, Inc.	102	15,652
State Street Corp.	220	23,425
		237,008
Chemicals — 1.4%
Linde plc	192	89,989
LyondellBasell Industries NV, Class A	288	16,654
PPG Industries, Inc.	235	26,795
Sherwin-Williams Co. (The)	50	17,018
		150,456
Communications Equipment — 0.4%
Arista Networks, Inc. *	253	25,885
Motorola Solutions, Inc.	35	14,765
		40,650
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	33	18,007
Vulcan Materials Co.	62	16,297
		34,304
Consumer Finance — 0.7%
American Express Co.	128	40,712
Capital One Financial Corp.	163	34,687
		75,399
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	24	23,213
Walmart, Inc.	1,015	99,282
		122,495
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,746	50,520
Electric Utilities — 1.9%
Entergy Corp.	90	7,493
NextEra Energy, Inc.	1,184	82,182
NRG Energy, Inc.	46	7,299
PG&E Corp.	1,278	17,817
Southern Co. (The)	1,009	92,691
		207,482
Electrical Equipment — 0.7%
Eaton Corp. plc	132	47,322
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	114	15,196
GE Vernova, Inc.	31	16,382
		78,900
Energy Equipment & Services — 0.2%
Baker Hughes Co.	657	25,188
Entertainment — 1.3%
Netflix, Inc. *	53	70,555
Walt Disney Co. (The)	560	69,484
Warner Music Group Corp., Class A	330	8,985
		149,024
Financial Services — 6.2%
Apollo Global Management, Inc.	207	29,345
Berkshire Hathaway, Inc., Class B *	340	165,272
Corpay, Inc. *	149	49,429
Fidelity National Information Services, Inc.	673	54,790
Mastercard, Inc., Class A	334	187,437
Toast, Inc., Class A *	398	17,635
Visa, Inc., Class A	489	173,592
WEX, Inc. *	29	4,295
		681,795
Food Products — 0.6%
Mondelez International, Inc., Class A	1,057	71,256
Ground Transportation — 0.4%
Uber Technologies, Inc. *	477	44,477
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	188	5,694
Boston Scientific Corp. *	643	69,080
Edwards Lifesciences Corp. *	443	34,625
Medtronic plc	684	59,575
Stryker Corp.	206	81,625
Zimmer Biomet Holdings, Inc.	42	3,834
		254,433
Health Care Providers & Services — 1.8%
Cigna Group (The)	155	51,124
HCA Healthcare, Inc.	34	13,113
Humana, Inc.	79	19,249
McKesson Corp.	28	20,405
UnitedHealth Group, Inc.	289	90,299
		194,190
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	53	3,831
Ventas, Inc.	767	48,451
Welltower, Inc.	217	33,423
		85,705
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	7	39,222
Carnival Corp. *	1,227	34,506
Chipotle Mexican Grill, Inc. *	1,038	58,292
DoorDash, Inc., Class A *	97	23,872
Expedia Group, Inc.	179	30,276
Hilton Worldwide Holdings, Inc.	232	61,858
McDonald's Corp.	331	96,686
Yum! Brands, Inc.	369	54,658
		399,370
Household Durables — 0.1%
Lennar Corp., Class A	104	11,557
Household Products — 0.1%
Church & Dwight Co., Inc.	152	14,643
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	267	51,733
Industrial Conglomerates — 0.4%
3M Co.	315	47,910
Industrial REITs — 0.3%
Prologis, Inc.	290	30,454
Insurance — 1.8%
Aon plc, Class A	132	47,231
Arthur J Gallagher & Co.	201	64,224
Progressive Corp. (The)	316	84,233
		195,688
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	1,238	218,086
Alphabet, Inc., Class C	668	118,507
Meta Platforms, Inc., Class A	544	401,523
		738,116
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	649	50,642
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	191	77,359
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	53

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.8%
Caterpillar, Inc.	99	38,310
Deere & Co.	133	67,477
Ingersoll Rand, Inc.	232	19,349
Otis Worldwide Corp.	522	51,663
PACCAR, Inc.	285	27,147
		203,946
Media — 0.9%
Charter Communications, Inc., Class A *	90	36,720
Comcast Corp., Class A	1,661	59,303
		96,023
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	436	18,872
Nucor Corp.	77	10,009
		28,881
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	645	57,911
Diamondback Energy, Inc.	178	24,504
EOG Resources, Inc.	574	68,649
Exxon Mobil Corp.	1,415	152,478
		303,542
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	372	18,277
Personal Care Products — 0.2%
Kenvue, Inc.	830	17,371
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	1,235	57,176
Eli Lilly & Co.	144	112,076
Johnson & Johnson	640	97,845
Merck & Co., Inc.	229	18,102
		285,199
Professional Services — 0.4%
Leidos Holdings, Inc.	256	40,356
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	267	16,475
Semiconductors & Semiconductor Equipment — 13.7%
Analog Devices, Inc.	358	85,266
Broadcom, Inc.	976	269,053
Lam Research Corp.	889	86,566
Micron Technology, Inc.	402	49,557
NVIDIA Corp.	5,448	860,765
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	317	69,119
Texas Instruments, Inc.	415	86,095
		1,506,421
Software — 11.8%
Cadence Design Systems, Inc. *	96	29,568
Crowdstrike Holdings, Inc., Class A *	11	5,656
Intuit, Inc.	54	42,840
Microsoft Corp.	1,777	884,086
Oracle Corp.	562	122,749
Palantir Technologies, Inc., Class A *	286	38,923
Salesforce, Inc.	337	91,815
ServiceNow, Inc. *	85	87,408
		1,303,045
Specialized REITs — 0.6%
Equinix, Inc.	46	36,792
SBA Communications Corp.	148	34,809
		71,601
Specialty Retail — 1.8%
AutoZone, Inc. *	5	17,574
Burlington Stores, Inc. *	127	29,666
Lowe's Cos., Inc.	438	97,116
Ross Stores, Inc.	402	51,269
		195,625
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	3,077	631,340
Seagate Technology Holdings plc	472	68,139
Western Digital Corp.	76	4,850
		704,329
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	243	17,279
Tobacco — 0.6%
Altria Group, Inc.	355	20,853
Philip Morris International, Inc.	281	51,130
		71,983
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	20	15,268
Total Common Stocks (Cost $6,139,934)		11,015,909
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $49,268)	49,265	49,275
Total Investments — 100.3% (Cost $6,189,202)		11,065,184
Liabilities in Excess of Other Assets — (0.3)%		(32,646)
NET ASSETS — 100.0%		11,032,538

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	62	09/19/2025	USD	19,377	694

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	55

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 1.9%
Howmet Aerospace, Inc.	28	5,187
Automobiles — 1.2%
Tesla, Inc. *	10	3,156
Banks — 3.5%
Bank of America Corp.	86	4,039
Fifth Third Bancorp	42	1,730
Wells Fargo & Co.	47	3,789
		9,558
Biotechnology — 3.7%
AbbVie, Inc.	32	5,944
Regeneron Pharmaceuticals, Inc.	3	1,770
Vertex Pharmaceuticals, Inc. *	5	2,260
		9,974
Broadline Retail — 4.9%
Amazon.com, Inc. *	61	13,280
Building Products — 1.7%
Trane Technologies plc	11	4,604
Capital Markets — 2.0%
Ameriprise Financial, Inc.	3	1,922
Charles Schwab Corp. (The)	39	3,532
		5,454
Chemicals — 2.2%
Ecolab, Inc.	10	2,596
Linde plc	7	3,346
		5,942
Consumer Finance — 0.7%
American Express Co.	6	1,777
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	129	3,735
Electric Utilities — 1.8%
NextEra Energy, Inc.	51	3,511
PG&E Corp.	91	1,277
		4,788
Electrical Equipment — 2.0%
Eaton Corp. plc	8	2,807
Emerson Electric Co.	19	2,579
		5,386
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 1.7%
Walt Disney Co. (The)	30	3,672
Warner Music Group Corp., Class A	35	963
		4,635
Financial Services — 7.2%
Corpay, Inc. *	8	2,627
Fidelity National Information Services, Inc.	44	3,599
Mastercard, Inc., Class A	22	12,154
Toast, Inc., Class A *	25	1,106
		19,486
Ground Transportation — 0.8%
CSX Corp.	71	2,314
Health Care Equipment & Supplies — 2.8%
Edwards Lifesciences Corp. *	28	2,166
Medtronic plc	21	1,862
Stryker Corp.	9	3,625
		7,653
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	12	3,654
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.	13	929
Ventas, Inc.	31	1,942
		2,871
Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc. *	62	3,514
Hilton Worldwide Holdings, Inc.	10	2,633
		6,147
Household Products — 1.7%
Procter & Gamble Co. (The)	30	4,710
Insurance — 3.1%
Aon plc, Class A	12	4,129
Arthur J Gallagher & Co.	13	4,175
		8,304
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	48	8,503
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	27	2,113
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.3%
Danaher Corp.	8	1,580
Thermo Fisher Scientific, Inc.	4	1,822
		3,402
Machinery — 2.3%
Ingersoll Rand, Inc.	38	3,187
Otis Worldwide Corp.	32	3,181
		6,368
Media — 0.8%
Charter Communications, Inc., Class A *	5	2,181
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	55	2,523
Eli Lilly & Co.	2	1,706
		4,229
Semiconductors & Semiconductor Equipment — 14.8%
Analog Devices, Inc.	12	2,974
Broadcom, Inc.	16	4,425
Micron Technology, Inc.	13	1,658
NVIDIA Corp.	148	23,304
NXP Semiconductors NV (Netherlands)	11	2,420
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	11	2,492
Texas Instruments, Inc.	14	2,859
		40,132
Software — 13.0%
Microsoft Corp.	55	27,435
Oracle Corp.	23	4,966
Salesforce, Inc.	11	2,962
		35,363
Specialized REITs — 1.4%
American Tower Corp.	9	2,007
Equinix, Inc.	2	1,808
		3,815
Specialty Retail — 3.1%
Burlington Stores, Inc. *	11	2,638
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Lowe's Cos., Inc.	18	3,968
Ross Stores, Inc.	14	1,784
		8,390
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	80	16,403
Western Digital Corp.	31	2,017
		18,420
Trading Companies & Distributors — 0.8%
United Rentals, Inc.	3	2,267
Total Common Stocks (Cost $198,980)		267,798
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $3,095)	3,095	3,096
Total Investments — 99.9% (Cost $202,075)		270,894
Other Assets in Excess of Liabilities — 0.1%		213
NET ASSETS — 100.0%		271,107

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	57

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	6	09/19/2025	USD	1,875	54

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%
Aerospace & Defense — 3.9%
General Dynamics Corp.	347	101,225
Northrop Grumman Corp.	82	41,059
RTX Corp.	714	104,181
		246,465
Banks — 8.4%
Bank of America Corp.	3,440	162,796
First Citizens BancShares, Inc., Class A	28	54,196
M&T Bank Corp.	332	64,391
PNC Financial Services Group, Inc. (The)	144	26,913
Wells Fargo & Co.	2,827	226,498
		534,794
Beverages — 0.7%
PepsiCo, Inc.	325	42,916
Biotechnology — 2.2%
AbbVie, Inc.	392	72,734
Regeneron Pharmaceuticals, Inc.	58	30,444
Vertex Pharmaceuticals, Inc. *	83	37,144
		140,322
Broadline Retail — 1.1%
Amazon.com, Inc. *	309	67,831
Building Products — 2.2%
Carrier Global Corp.	1,887	138,105
Capital Markets — 7.6%
Ares Management Corp. (a)	337	58,310
Blackrock, Inc.	48	50,525
Blackstone, Inc.	370	55,272
Charles Schwab Corp. (The)	1,527	139,330
Goldman Sachs Group, Inc. (The)	118	83,658
Morgan Stanley	686	96,649
		483,744
Chemicals — 2.3%
Air Products and Chemicals, Inc.	370	104,411
Axalta Coating Systems Ltd. *	1,433	42,539
		146,950
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	115	28,423
Construction Materials — 1.2%
Vulcan Materials Co.	298	77,701
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 3.3%
American Express Co.	321	102,345
Capital One Financial Corp.	503	107,139
		209,484
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	619	60,588
Containers & Packaging — 0.6%
Ball Corp.	699	39,201
Electric Utilities — 2.2%
Entergy Corp.	397	32,970
NextEra Energy, Inc.	936	64,985
Xcel Energy, Inc.	623	42,447
		140,402
Electrical Equipment — 1.9%
Eaton Corp. plc	348	124,131
Entertainment — 1.1%
Walt Disney Co. (The)	549	68,062
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B *	241	117,151
Fidelity National Information Services, Inc.	592	48,228
Fiserv, Inc. *	408	70,269
		235,648
Food Products — 0.7%
Mondelez International, Inc., Class A	699	47,154
Ground Transportation — 2.5%
CSX Corp.	2,600	84,843
Union Pacific Corp.	334	76,743
		161,586
Health Care Equipment & Supplies — 1.9%
Becton Dickinson & Co.	216	37,242
Boston Scientific Corp. *	466	49,996
Medtronic plc	375	32,729
		119,967
Health Care Providers & Services — 4.4%
Cardinal Health, Inc.	329	55,253
Cigna Group (The)	231	76,363
CVS Health Corp.	714	49,251
UnitedHealth Group, Inc.	313	97,628
		278,495
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	59

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.6%
Ventas, Inc.	659	41,603
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,313	35,531
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	7	37,086
McDonald's Corp.	280	81,922
		119,008
Household Products — 1.0%
Procter & Gamble Co. (The)	422	67,243
Industrial Conglomerates — 0.9%
3M Co.	394	59,973
Industrial REITs — 0.3%
Prologis, Inc.	199	20,887
Insurance — 3.2%
Arthur J Gallagher & Co.	189	60,417
Chubb Ltd.	202	58,693
Progressive Corp. (The)	229	61,029
Travelers Cos., Inc. (The)	82	21,966
		202,105
Interactive Media & Services — 1.8%
Alphabet, Inc., Class C	371	65,865
Meta Platforms, Inc., Class A	69	50,550
		116,415
IT Services — 0.7%
International Business Machines Corp.	153	45,032
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	111	45,104
Machinery — 3.5%
Deere & Co.	142	72,223
Dover Corp.	485	88,865
Parker-Hannifin Corp.	92	64,365
		225,453
Media — 1.0%
Comcast Corp., Class A	1,866	66,592
Multi-Utilities — 1.7%
CMS Energy Corp.	860	59,552
Public Service Enterprise Group, Inc.	553	46,580
		106,132
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	728	104,227
ConocoPhillips	1,240	111,257
EOG Resources, Inc.	661	79,043
Exxon Mobil Corp.	599	64,594
		359,121
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,512	69,992
Eli Lilly & Co.	44	34,443
Johnson & Johnson	514	78,511
Merck & Co., Inc.	630	49,848
		232,794
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	18,773
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	264	37,438
Analog Devices, Inc.	483	114,873
Micron Technology, Inc.	316	39,019
NXP Semiconductors NV (Netherlands)	314	68,560
Texas Instruments, Inc.	495	102,772
		362,662
Software — 1.8%
Microsoft Corp.	236	117,572
Specialized REITs — 0.5%
American Tower Corp.	147	32,439
Specialty Retail — 5.5%
AutoZone, Inc. *	14	53,671
Home Depot, Inc. (The)	229	83,862
Lowe's Cos., Inc.	431	95,647
O'Reilly Automotive, Inc. *	443	39,935
TJX Cos., Inc. (The)	655	80,871
		353,986
Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corp.	677	43,302
Tobacco — 2.2%
Philip Morris International, Inc.	778	141,750
Total Common Stocks (Cost $4,576,049)		6,205,446
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.3%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $184,748)	184,714	184,750
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $23,649)	23,649	23,649
Total Short-Term Investments (Cost $208,397)		208,399
Total Investments — 100.3% (Cost $4,784,446)		6,413,845
Liabilities in Excess of Other Assets — (0.3)%		(16,824)
NET ASSETS — 100.0%		6,397,021

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $23,174.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$43,725,594	$11,195,594	$6,335,511	$20,947,622
Investments in affiliates, at value	76,341	203,994	9,909	1,013,700
Options purchased, at value	—	—	—	292,067
Cash	574	—	55,073	—
Deposits at broker for futures contracts	—	2,699	—	75,388
Receivables:
Investment securities sold	86,289	142,614	62,948	848,981
Fund shares sold	16,489	1,244	9,042	100,369
Interest from non-affiliates	—	16	22,287	—
Dividends from non-affiliates	41,329	5,772	4,483	12,305
Dividends from affiliates	9	73	1	947
Securities lending income (See Note 2.C.)	— (a)	1	—	—
Variation margin on futures contracts	—	154	—	4,156
Due from adviser	—	11	—	—
Total Assets	43,946,625	11,552,172	6,499,254	23,295,535
LIABILITIES:
Payables:
Distributions	—	—	1,210	—
Investment securities purchased	2,203	—	74,278	1,918,799
Fund shares redeemed	85,463	138,329	24,994	33,463
Outstanding options written, at value	—	—	—	276,096
Accrued liabilities:
Investment advisory fees	14,177	—	1,291	4,228
Administration fees	1,260	335	389	1,026
Distribution fees	1,382	257	316	659
Service fees	4,323	302	1,091	3,880
Custodian and accounting fees	236	61	39	114
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	—	—
Other	1,558	158	185	253
Total Liabilities	110,603	139,442	103,793	2,238,518
Net Assets	$43,836,022	$11,412,730	$6,395,461	$21,057,017

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$25,130,519	$4,098,018	$6,604,475	$13,762,492
Total distributable earnings (loss)	18,705,503	7,314,712	(209,014)	7,294,525
Total Net Assets	$43,836,022	$11,412,730	$6,395,461	$21,057,017
Net Assets:
Class A	$4,653,837	$1,055,685	$572,077	$1,452,343
Class C	613,883	77,065	329,783	592,540
Class I	15,445,719	1,434,328	4,482,797	16,970,246
Class R2	93,165	—	—	—
Class R3	168,022	—	—	—
Class R4	127,515	—	—	—
Class R5	691,394	—	533	3,132
Class R6	22,042,487	8,845,652	1,010,271	2,038,756
Total	$43,836,022	$11,412,730	$6,395,461	$21,057,017
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	188,796	11,356	40,712	44,004
Class C	25,557	838	23,469	18,107
Class I	612,694	15,406	318,944	512,452
Class R2	3,803	—	—	—
Class R3	6,823	—	—	—
Class R4	5,062	—	—	—
Class R5	27,399	—	38	94
Class R6	874,434	94,979	71,895	61,418
Net Asset Value (a):
Class A — Redemption price per share	$24.65	$92.97	$14.05	$33.00
Class C — Offering price per share (b)	24.02	91.98	14.05	32.72
Class I — Offering and redemption price per share	25.21	93.10	14.06	33.12
Class R2 — Offering and redemption price per share	24.50	—	—	—
Class R3 — Offering and redemption price per share	24.62	—	—	—
Class R4 — Offering and redemption price per share	25.19	—	—	—
Class R5 — Offering and redemption price per share	25.23	—	14.05	33.18
Class R6 — Offering and redemption price per share	25.21	93.13	14.05	33.19
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$26.02	$98.12	$14.83	$34.83
Cost of investments in non-affiliates	$26,943,744	$3,765,701	$5,232,517	$11,494,121
Cost of investments in affiliates	76,334	68,896	9,909	1,013,700
Cost of options purchased	—	—	—	288,125
Premiums received from options written	—	—	—	276,232

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$5,456,177	$3,338,450	$113,383,348	$5,016,218
Investments in affiliates, at value	64,889	21,549	588,926	28,240
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	10,377	19,800
Options purchased, at value	4,190	16,001	—	—
Restricted cash for exchange-traded options	152	—	—	—
Cash	123	170	2,156	359
Deposits at broker for futures contracts	3,044	2,634	—	—
Receivables:
Investment securities sold	2,465	—	174,236	2,735
Fund shares sold	3,159	2,186	233,797	2,732
Interest from non-affiliates	—	—	—	127
Dividends from non-affiliates	3,118	1,899	50,201	7,210
Dividends from affiliates	8	3	71	3
Securities lending income (See Note 2.C.)	—	—	1	2
Total Assets	5,537,325	3,382,892	114,443,113	5,077,426
LIABILITIES:
Payables:
Investment securities purchased	39	—	192,888	1,872
Collateral received on securities loaned (See Note 2.C.)	—	—	10,377	19,800
Fund shares redeemed	17,687	66,336	125,375	3,093
Variation margin on futures contracts	148	285	—	—
Outstanding options written, at value	327,689	90,988	—	—
Accrued liabilities:
Investment advisory fees	1,055	662	37,247	1,461
Administration fees	317	201	—	201
Distribution fees	202	122	2,482	119
Service fees	969	605	7,986	535
Custodian and accounting fees	30	19	592	27
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	3	—
Other	171	83	1,765	299
Total Liabilities	348,307	159,301	378,715	27,407
Net Assets	$5,189,018	$3,223,591	$114,064,398	$5,050,019

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$4,520,527	$2,636,832	$61,373,587	$4,309,403
Total distributable earnings (loss)	668,491	586,759	52,690,811	740,616
Total Net Assets	$5,189,018	$3,223,591	$114,064,398	$5,050,019
Net Assets:
Class A	$251,200	$157,121	$7,748,457	$318,828
Class C	243,213	149,074	1,143,570	75,725
Class I	4,261,391	2,599,366	29,837,081	2,256,860
Class R2	—	—	273,635	17,020
Class R3	—	—	834,854	14,922
Class R4	—	—	725,170	1,210
Class R5	1,081	32	992,766	29,907
Class R6	432,133	317,998	72,508,865	2,335,547
Total	$5,189,018	$3,223,591	$114,064,398	$5,050,019
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	13,341	8,012	94,189	15,288
Class C	12,961	7,632	21,383	3,868
Class I	226,047	132,345	351,528	111,042
Class R2	—	—	3,569	826
Class R3	—	—	10,081	737
Class R4	—	—	8,565	58
Class R5	57	2	11,271	1,448
Class R6	22,905	16,174	812,224	114,247
Net Asset Value (a):
Class A — Redemption price per share	$18.83	$19.61	$82.27	$20.86
Class C — Offering price per share (b)	18.77	19.53	53.48	19.58
Class I — Offering and redemption price per share	18.85	19.64	84.88	20.32
Class R2 — Offering and redemption price per share	—	—	76.67	20.60
Class R3 — Offering and redemption price per share	—	—	82.81	20.26
Class R4 — Offering and redemption price per share	—	—	84.67	20.88
Class R5 — Offering and redemption price per share	18.86	19.66	88.09	20.64
Class R6 — Offering and redemption price per share	18.87	19.66	89.27	20.44
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$19.87	$20.70	$86.83	$22.02
Cost of investments in non-affiliates	$3,629,528	$2,252,091	$66,468,519	$4,360,844
Cost of investments in affiliates	64,889	21,549	588,912	28,237
Cost of options purchased	112,254	54,471	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	10,104	19,464
Cost of investment of cash collateral (See Note 2.C.)	—	—	10,377	19,800
Premiums received from options written	119,287	49,982	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$148,998	$32,014,319	$1,857,680	$3,889,967
Investments in affiliates, at value	615	247,623	10,767	104,257
Cash	7	922	38	350
Deposits at broker for futures contracts	—	287	1,107	4,248
Receivables:
Investment securities sold	1,264	79,144	—	1,862
Fund shares sold	15	12,899	2,601	2,677
Dividends from non-affiliates	125	15,951	676	2,427
Dividends from affiliates	— (a)	30	1	12
Tax reclaims	—	—	1	41
Securities lending income (See Note 2.C.)	—	2	—	—
Variation margin on futures contracts	—	6	64	255
Total Assets	151,024	32,371,183	1,872,935	4,006,096
LIABILITIES:
Payables:
Securities sold short, at value	—	—	—	650,616
Dividend expense to non-affiliates on securities sold short	—	—	—	828
Investment securities purchased	1,264	28,777	—	6,535
Interest expense to non-affiliates on securities sold short	—	—	—	286
Fund shares redeemed	977	148,703	770	7,638
Accrued liabilities:
Investment advisory fees	17	9,939	373	1,549
Administration fees	—	903	63	87
Distribution fees	9	1,082	69	131
Service fees	15	2,271	131	100
Custodian and accounting fees	4	176	13	26
Trustees’ and Chief Compliance Officer’s fees	—	1	— (a)	— (a)
Other	44	594	51	66
Total Liabilities	2,330	192,446	1,470	667,862
Net Assets	$148,694	$32,178,737	$1,871,465	$3,338,234

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$101,209	$16,797,769	$851,290	$1,917,987
Total distributable earnings (loss)	47,485	15,380,968	1,020,175	1,420,247
Total Net Assets	$148,694	$32,178,737	$1,871,465	$3,338,234
Net Assets:
Class A	$39,134	$2,913,795	$213,578	$362,828
Class C	1,839	533,614	11,478	92,937
Class I	68,103	5,575,707	339,058	2,027,630
Class L	—	3,137,481	—	—
Class R2	2,670	315,455	49,843	8,540
Class R3	—	277,165	—	—
Class R4	—	118,291	—	—
Class R5	3,532	1,215,149	166,104	46,122
Class R6	33,416	18,092,080	1,091,404	800,177
Total	$148,694	$32,178,737	$1,871,465	$3,338,234
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,271	112,593	2,417	17,321
Class C	61	21,881	137	5,825
Class I	2,178	214,459	3,712	91,154
Class L	—	120,331	—	—
Class R2	88	12,384	593	474
Class R3	—	10,770	—	—
Class R4	—	4,558	—	—
Class R5	113	46,578	1,859	2,038
Class R6	1,066	691,450	12,217	35,351
Net Asset Value (a):
Class A — Redemption price per share	$30.79	$25.88	$88.39	$20.95
Class C — Offering price per share (b)	29.92	24.39	83.67	15.95
Class I — Offering and redemption price per share	31.26	26.00	91.35	22.24
Class L — Offering and redemption price per share	—	26.07	—	—
Class R2 — Offering and redemption price per share	30.24	25.47	84.01	18.02
Class R3 — Offering and redemption price per share	—	25.74	—	—
Class R4 — Offering and redemption price per share	—	25.95	—	—
Class R5 — Offering and redemption price per share	31.35	26.09	89.33	22.64
Class R6 — Offering and redemption price per share	31.35	26.17	89.33	22.64
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$32.50	$27.31	$93.29	$22.11
Cost of investments in non-affiliates	$110,400	$17,267,135	$929,566	$2,445,043
Cost of investments in affiliates	615	247,608	10,766	104,254
Proceeds from securities sold short	—	—	—	651,215

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	67

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$11,015,909	$267,798	$6,205,446
Investments in affiliates, at value	49,275	3,096	184,750
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	23,649
Cash	305	12	617
Deposits at broker for futures contracts	3,948	265	—
Receivables:
Investment securities sold	—	—	6,555
Fund shares sold	3,132	134	7,089
Dividends from non-affiliates	6,295	139	4,545
Dividends from affiliates	6	— (a)	22
Securities lending income (See Note 2.C.)	—	—	1
Variation margin on futures contracts	235	8	—
Total Assets	11,079,105	271,452	6,432,674
LIABILITIES:
Payables:
Investment securities purchased	—	—	318
Collateral received on securities loaned (See Note 2.C.)	—	—	23,649
Fund shares redeemed	44,179	221	8,084
Accrued liabilities:
Investment advisory fees	1,694	43	1,873
Administration fees	306	3	281
Distribution fees	112	21	373
Service fees	142	7	852
Custodian and accounting fees	55	7	34
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	79	43	189
Total Liabilities	46,567	345	35,653
Net Assets	$11,032,538	$271,107	$6,397,021

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$5,908,687	$186,887	$4,624,316
Total distributable earnings (loss)	5,123,851	84,220	1,772,705
Total Net Assets	$11,032,538	$271,107	$6,397,021
Net Assets:
Class A	$573,535	$91,240	$1,475,038
Class C	—	4,469	116,915
Class I	1,284,221	102,634	2,773,567
Class R2	—	—	6,751
Class R3	—	—	13,543
Class R4	—	—	3,616
Class R5	—	—	14,215
Class R6	9,174,782	72,764	1,993,376
Total	$11,032,538	$271,107	$6,397,021
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	12,737	1,142	18,238
Class C	—	57	1,653
Class I	28,102	1,271	32,108
Class R2	—	—	83
Class R3	—	—	157
Class R4	—	—	42
Class R5	—	—	163
Class R6	201,102	900	22,871
Net Asset Value (a):
Class A — Redemption price per share	$45.03	$79.94	$80.87
Class C — Offering price per share (b)	—	78.10	70.71
Class I — Offering and redemption price per share	45.70	80.79	86.38
Class R2 — Offering and redemption price per share	—	—	81.01
Class R3 — Offering and redemption price per share	—	—	86.12
Class R4 — Offering and redemption price per share	—	—	86.39
Class R5 — Offering and redemption price per share	—	—	87.12
Class R6 — Offering and redemption price per share	45.62	80.78	87.16
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$47.53	$84.37	$85.35
Cost of investments in non-affiliates	$6,139,934	$198,980	$4,576,049
Cost of investments in affiliates	49,268	3,095	184,748
Investment securities on loan, at value (See Note 2.C.)	—	—	23,174
Cost of investment of cash collateral (See Note 2.C.)	—	—	23,649

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	69

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$103	$464,393	$852
Interest income from affiliates	1	—	—	14
Dividend income from non-affiliates	1,104,706	140,786	89,706	263,617
Dividend income from affiliates	6,542	4,576	1,921	13,863
Income from securities lending (net) (See Note 2.C.)	— (a)	13	— (a)	—
Total investment income	1,111,249	145,478	556,020	278,346
EXPENSES:
Investment advisory fees	179,024	4,354	15,921	51,582
Administration fees	15,742	7,949	4,783	12,666
Distribution fees:
Class A	11,541	2,487	1,400	3,625
Class C	5,255	646	2,374	4,206
Class R2	481	—	—	—
Class R3	435	—	—	—
Service fees:
Class A	11,541	2,487	1,400	3,625
Class C	1,752	215	791	1,402
Class I	39,659	3,425	10,927	41,251
Class R2	240	—	—	—
Class R3	435	—	—	—
Class R4	424	—	—	—
Class R5	838	—	1	5
Custodian and accounting fees	1,346	361	233	643
Interest expense to affiliates	—	— (a)	10	14
Professional fees	224	96	115	164
Trustees’ and Chief Compliance Officer’s fees	147	54	42	79
Printing and mailing costs	2,326	151	380	788
Registration and filing fees	123	49	74	69
Transfer agency fees (See Note 2.K.)	937	263	141	251
Other	369	97	87	175
Total expenses	272,839	22,634	38,679	120,545
Less fees waived	(155)	(10,723)	(57)	(667)
Less expense reimbursements	—	(57)	—	—
Net expenses	272,684	11,854	38,622	119,878
Net investment income (loss)	838,565	133,624	517,398	158,468

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3,632,065	$83,081	$(102,076)	$1,125,971
Investments in affiliates	(53)	4,221	19	—
Options purchased	—	—	—	(1,035,773)
Futures contracts	—	2,301	1,553	89,720
Options written	—	—	—	(122,882)
Net realized gain (loss)	3,632,012	89,603	(100,504)	57,036
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,251,884	1,277,494	87,977	1,200,812
Investments in affiliates	7	50,385	— (a)	—
Options purchased	—	—	—	3,259
Futures contracts	—	989	(19)	(692)
Options written	—	—	—	(2,418)
Change in net unrealized appreciation/depreciation	1,251,891	1,328,868	87,958	1,200,961
Net realized/unrealized gains (losses)	4,883,903	1,418,471	(12,546)	1,257,997
Change in net assets resulting from operations	$5,722,468	$1,552,095	$504,852	$1,416,465

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	71

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$194	$134	$—	$—
Interest income from affiliates	5	— (a)	4	—
Dividend income from non-affiliates	67,069	38,681	643,101	94,814
Dividend income from affiliates	3,163	2,210	204,620	4,627
Income from securities lending (net) (See Note 2.C.)	—	—	15	142
Total investment income	70,431	41,025	847,740	99,583
EXPENSES:
Investment advisory fees	13,027	7,648	453,016	19,299
Administration fees	3,914	2,298	21,352	3,624
Distribution fees:
Class A	637	355	17,508	780
Class C	1,791	976	7,463	602
Class R2	—	—	1,217	79
Class R3	—	—	1,894	35
Service fees:
Class A	637	355	17,508	780
Class C	597	325	2,487	201
Class I	10,386	6,008	62,855	5,483
Class R2	—	—	609	39
Class R3	—	—	1,894	35
Class R4	—	—	1,807	4
Class R5	1	— (a)	925	35
Custodian and accounting fees	167	107	3,105	160
Interest expense to affiliates	— (a)	— (a)	17	14
Professional fees	105	98	452	72
Trustees’ and Chief Compliance Officer’s fees	39	33	294	37
Printing and mailing costs	313	152	3,912	289
Registration and filing fees	57	34	1,786	277
Transfer agency fees (See Note 2.K.)	69	37	1,621	136
Other	96	64	12,809	55
Total expenses	31,836	18,490	614,531	32,036
Less fees waived	(84)	(56)	(60,170)	(2,831)
Less expense reimbursements	—	— (a)	(188)	(23)
Net expenses	31,752	18,434	554,173	29,182
Net investment income (loss)	38,679	22,591	293,567	70,401

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$186,299	$161,486	$8,078,742	$266,671
Investments in affiliates	—	—	(342)	4
Options purchased	(58,619)	(108,470)	—	—
Futures contracts	8,194	5,142	—	—
Options written	(3,834)	10,015	—	—
Net realized gain (loss)	132,040	68,173	8,078,400	266,675
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	369,359	199,493	6,169,431	249,086
Investments in affiliates	—	—	(26)	3
Options purchased	(67,036)	(26,215)	—	—
Futures contracts	937	723	—	—
Foreign currency translations	1	—	—	—
Options written	(87,510)	(21,205)	—	—
Change in net unrealized appreciation/depreciation	215,751	152,796	6,169,405	249,089
Net realized/unrealized gains (losses)	347,791	220,969	14,247,805	515,764
Change in net assets resulting from operations	$386,470	$243,560	$14,541,372	$586,165
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	73

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$11	$131	$41	$40
Interest income from affiliates	—	2	—	— (a)
Dividend income from non-affiliates	3,337	357,394	11,952	43,048
Dividend income from affiliates	119	11,661	859	2,977
Income from securities lending (net) (See Note 2.C.)	— (a)	2	2	—
Total investment income	3,467	369,190	12,854	46,065
EXPENSES:
Investment advisory fees	504	125,310	4,991	18,383
Administration fees	126	14,390	1,249	2,124
Distribution fees:
Class A	103	6,915	476	857
Class C	16	3,802	86	582
Class R2	9	1,535	241	40
Class R3	—	634	—	—
Service fees:
Class A	103	6,915	476	857
Class C	5	1,267	28	194
Class I	201	13,492	657	4,367
Class L	—	3,360	—	—
Class R2	7	767	121	20
Class R3	—	634	—	—
Class R4	—	277	—	—
Class R5	4	1,268	159	45
Custodian and accounting fees	27	968	61	117
Interest expense to affiliates	—	—	— (a)	— (a)
Professional fees	53	180	59	73
Trustees’ and Chief Compliance Officer’s fees	25	110	30	32
Printing and mailing costs	35	1,506	47	100
Registration and filing fees	68	449	126	229
Transfer agency fees (See Note 2.K.)	10	600	55	60
Dividend expense to non-affiliates on securities sold short	—	—	—	15,781
Interest expense to non-affiliates on securities sold short	—	—	—	3,730
Other	16	303	60	36
Total expenses	1,312	184,682	8,922	47,627
Less fees waived	(461)	(5,969)	(1,037)	(7,171)
Less expense reimbursements	—	(212)	(1)	—
Net expenses	851	178,501	7,884	40,456
Net investment income (loss)	2,616	190,689	4,970	5,609

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$11,863	$1,056,945	$122,865	$85,084
Investments in affiliates	— (a)	77	— (a)	4
Futures contracts	463	(527)	2,037	(560)
Securities sold short	—	—	—	(36,704)
Net realized gain (loss)	12,326	1,056,495	124,902	47,824
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3,892	2,378,922	108,543	303,060
Investments in affiliates	— (a)	15	— (a)	3
Futures contracts	(4)	13	262	1,616
Securities sold short	—	—	—	(24,429)
Change in net unrealized appreciation/depreciation	3,888	2,378,950	108,805	280,250
Net realized/unrealized gains (losses)	16,214	3,435,445	233,707	328,074
Change in net assets resulting from operations	$18,830	$3,626,134	$238,677	$333,683

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	75

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$411	$10	$—
Interest income from affiliates	1	—	—
Dividend income from non-affiliates	130,277	2,539	120,790
Dividend income from affiliates	6,862	209	5,203
Income from securities lending (net) (See Note 2.C.)	—	—	1
Total investment income	137,551	2,758	125,994
EXPENSES:
Investment advisory fees	25,541	706	24,434
Administration fees	7,615	177	4,588
Distribution fees:
Class A	699	174	3,462
Class C	—	34	896
Class R2	—	—	32
Class R3	—	—	25
Service fees:
Class A	699	174	3,462
Class C	—	11	299
Class I	2,822	228	6,594
Class R2	—	—	16
Class R3	—	—	25
Class R4	—	—	6
Class R5	—	—	13
Custodian and accounting fees	312	32	193
Interest expense to affiliates	— (a)	—	— (a)
Professional fees	96	52	77
Trustees’ and Chief Compliance Officer’s fees	52	26	42
Printing and mailing costs	249	36	324
Registration and filing fees	126	51	76
Transfer agency fees (See Note 2.K.)	112	11	222
Other	137	15	66
Total expenses	38,460	1,727	44,852
Less fees waived	(10,942)	(640)	(3,223)
Less expense reimbursements	—	—	(35)
Net expenses	27,518	1,087	41,594
Net investment income (loss)	110,033	1,671	84,400

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$490,637	$31,751	$203,537
Investments in affiliates	41	— (a)	(9)
Futures contracts	(2,554)	209	—
Net realized gain (loss)	488,124	31,960	203,528
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	722,109	(4,997)	368,895
Investments in affiliates	2	1	2
Futures contracts	196	54	—
Change in net unrealized appreciation/depreciation	722,307	(4,942)	368,897
Net realized/unrealized gains (losses)	1,210,431	27,018	572,425
Change in net assets resulting from operations	$1,320,464	$28,689	$656,825

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$838,565	$967,577	$133,624	$125,583
Net realized gain (loss)	3,632,012	1,672,053	89,603	2,286
Change in net unrealized appreciation/depreciation	1,251,891	1,970,620	1,328,868	1,877,339
Change in net assets resulting from operations	5,722,468	4,610,250	1,552,095	2,005,208
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(350,071)	(112,167)	(8,784)	(8,930)
Class C	(51,812)	(18,317)	(225)	(423)
Class I	(1,213,461)	(468,850)	(15,600)	(14,562)
Class R2	(7,022)	(2,327)	—	—
Class R3	(13,098)	(5,254)	—	—
Class R4	(12,783)	(5,968)	—	—
Class R5	(65,204)	(33,424)	—	—
Class R6	(1,755,520)	(659,708)	(108,455)	(101,653)
Total distributions to shareholders	(3,468,971)	(1,306,015)	(133,064)	(125,568)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,984,260)	(6,628,397)	(345,226)	437,146
NET ASSETS:
Change in net assets	(730,763)	(3,324,162)	1,073,805	2,316,786
Beginning of period	44,566,785	47,890,947	10,338,925	8,022,139
End of period	$43,836,022	$44,566,785	$11,412,730	$10,338,925
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$517,398	$436,248	$158,468	$159,643
Net realized gain (loss)	(100,504)	(458,247)	57,036	(704,124)
Change in net unrealized appreciation/depreciation	87,958	602,515	1,200,961	2,853,258
Change in net assets resulting from operations	504,852	580,516	1,416,465	2,308,777
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(44,323)	(32,790)	(7,480)	(8,877)
Class C	(23,497)	(17,436)	(387)	(1,002)
Class I	(356,815)	(281,176)	(126,088)	(127,914)
Class R5	(40)	(33)	(42)	(63)
Class R6	(93,384)	(105,843)	(21,402)	(21,019)
Total distributions to shareholders	(518,059)	(437,278)	(155,399)	(158,875)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	182,010	261,302	104,501	1,532,084
NET ASSETS:
Change in net assets	168,803	404,540	1,365,567	3,681,986
Beginning of period	6,226,658	5,822,118	19,691,450	16,009,464
End of period	$6,395,461	$6,226,658	$21,057,017	$19,691,450
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$38,679	$42,041	$22,591	$23,775
Net realized gain (loss)	132,040	(296,445)	68,173	(116,734)
Change in net unrealized appreciation/depreciation	215,751	811,804	152,796	563,782
Change in net assets resulting from operations	386,470	557,400	243,560	470,823
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,231)	(1,710)	(654)	(813)
Class C	(141)	(423)	(68)	(203)
Class I	(30,799)	(34,362)	(17,571)	(19,234)
Class R5	(8)	(9)	— (a)	— (a)
Class R6	(5,788)	(5,646)	(3,828)	(3,412)
Total distributions to shareholders	(37,967)	(42,150)	(22,121)	(23,662)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	87,975	(376,204)	95,306	126,169
NET ASSETS:
Change in net assets	436,478	139,046	316,745	573,330
Beginning of period	4,752,540	4,613,494	2,906,846	2,333,516
End of period	$5,189,018	$4,752,540	$3,223,591	$2,906,846

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$293,567	$114,173	$70,401	$65,058
Net realized gain (loss)	8,078,400	954,304	266,675	322,875
Change in net unrealized appreciation/depreciation	6,169,405	23,164,754	249,089	76,976
Change in net assets resulting from operations	14,541,372	24,233,231	586,165	464,909
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(73,377)	—	(30,009)	(14,392)
Class C	(15,893)	—	(8,026)	(3,999)
Class I	(254,318)	(21,930)	(229,234)	(74,780)
Class R2	(2,693)	—	(1,495)	(679)
Class R3	(7,938)	(347)	(1,406)	(632)
Class R4	(7,545)	(851)	(171)	(78)
Class R5	(10,307)	(2,077)	(3,551)	(1,765)
Class R6	(770,115)	(144,889)	(224,967)	(101,287)
Total distributions to shareholders	(1,142,186)	(170,094)	(498,859)	(197,612)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,585,164	9,430,366	722,622	505,241
NET ASSETS:
Change in net assets	19,984,350	33,493,503	809,928	772,538
Beginning of period	94,080,048	60,586,545	4,240,091	3,467,553
End of period	$114,064,398	$94,080,048	$5,050,019	$4,240,091
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,616	$3,043	$190,689	$226,826
Net realized gain (loss)	12,326	10,911	1,056,495	1,497,047
Change in net unrealized appreciation/depreciation	3,888	10,558	2,378,950	4,443,808
Change in net assets resulting from operations	18,830	24,512	3,626,134	6,167,681
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,119)	(2,997)	(160,572)	(34,267)
Class C	(154)	(217)	(29,799)	(5,216)
Class I	(6,047)	(5,794)	(325,048)	(75,398)
Class L	—	—	(222,450)	(43,883)
Class R2	(194)	(171)	(17,541)	(3,653)
Class R3	—	—	(14,448)	(3,237)
Class R4	—	—	(6,843)	(1,479)
Class R5	(292)	(281)	(78,964)	(22,826)
Class R6	(2,876)	(2,739)	(1,064,602)	(300,012)
Total distributions to shareholders	(12,682)	(12,199)	(1,920,267)	(489,971)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(26,844)	(20,502)	659,457	962,638
NET ASSETS:
Change in net assets	(20,696)	(8,189)	2,365,324	6,640,348
Beginning of period	169,390	177,579	29,813,413	23,173,065
End of period	$148,694	$169,390	$32,178,737	$29,813,413
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,970	$4,220	$5,609	$2,221
Net realized gain (loss)	124,902	71,910	47,824	148,703
Change in net unrealized appreciation/depreciation	108,805	322,150	280,250	356,094
Change in net assets resulting from operations	238,677	398,280	333,683	507,018
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,778)	(930)	(22,370)	(26,732)
Class C	(683)	(78)	(6,307)	(5,198)
Class I	(11,444)	(1,115)	(107,912)	(100,147)
Class R2	(2,874)	(264)	(592)	(770)
Class R5	(9,189)	(1,369)	(2,791)	(3,591)
Class R6	(57,887)	(8,988)	(35,849)	(32,343)
Total distributions to shareholders	(92,855)	(12,744)	(175,821)	(168,781)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	211,261	(17,228)	792,132	621,584
NET ASSETS:
Change in net assets	357,083	368,308	949,994	959,821
Beginning of period	1,514,382	1,146,074	2,388,240	1,428,419
End of period	$1,871,465	$1,514,382	$3,338,234	$2,388,240
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$110,033	$96,297	$1,671	$1,672
Net realized gain (loss)	488,124	389,481	31,960	7,449
Change in net unrealized appreciation/depreciation	722,307	1,483,268	(4,942)	38,938
Change in net assets resulting from operations	1,320,464	1,969,046	28,689	48,059
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,151)	(1,743)	(369)	(381)
Class C	—	—	(1)	(10)
Class I	(70,693)	(9,378)	(680)	(761)
Class R6	(531,861)	(94,354)	(570)	(586)
Total distributions to shareholders	(613,705)	(105,475)	(1,620)	(1,738)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	954,145	(52,956)	26,567	(4,851)
NET ASSETS:
Change in net assets	1,660,904	1,810,615	53,636	41,470
Beginning of period	9,371,634	7,561,019	217,471	176,001
End of period	$11,032,538	$9,371,634	$271,107	$217,471
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$84,400	$81,408
Net realized gain (loss)	203,528	51,708
Change in net unrealized appreciation/depreciation	368,897	568,618
Change in net assets resulting from operations	656,825	701,734
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(37,003)	(15,859)
Class C	(3,127)	(1,227)
Class I	(71,787)	(35,684)
Class R2	(158)	(63)
Class R3	(254)	(126)
Class R4	(58)	(48)
Class R5	(397)	(164)
Class R6	(56,148)	(29,023)
Total distributions to shareholders	(168,932)	(82,194)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	211,140	373,543
NET ASSETS:
Change in net assets	699,033	993,083
Beginning of period	5,697,988	4,704,905
End of period	$6,397,021	$5,697,988
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$555,740	$474,879	$99,188	$101,173
Distributions reinvested	324,641	104,336	8,400	8,584
Cost of shares redeemed	(894,899)	(867,859)	(132,757)	(102,906)
Change in net assets resulting from Class A capital transactions	(14,518)	(288,644)	(25,169)	6,851
Class C
Proceeds from shares issued	49,178	27,076	6,265	9,259
Distributions reinvested	48,821	16,905	213	379
Cost of shares redeemed	(273,537)	(343,123)	(32,004)	(27,876)
Change in net assets resulting from Class C capital transactions	(175,538)	(299,142)	(25,526)	(18,238)
Class I
Proceeds from shares issued	1,949,103	2,197,361	415,258	284,182
Distributions reinvested	1,095,729	424,957	14,937	13,817
Cost of shares redeemed	(4,522,118)	(6,220,404)	(432,614)	(231,292)
Change in net assets resulting from Class I capital transactions	(1,477,286)	(3,598,086)	(2,419)	66,707
Class R2
Proceeds from shares issued	11,718	10,900	—	—
Distributions reinvested	6,934	2,295	—	—
Cost of shares redeemed	(26,808)	(28,544)	—	—
Change in net assets resulting from Class R2 capital transactions	(8,156)	(15,349)	—	—
Class R3
Proceeds from shares issued	28,040	31,210	—	—
Distributions reinvested	10,554	4,282	—	—
Cost of shares redeemed	(55,097)	(105,455)	—	—
Change in net assets resulting from Class R3 capital transactions	(16,503)	(69,963)	—	—
Class R4
Proceeds from shares issued	36,575	26,494	—	—
Distributions reinvested	12,783	5,968	—	—
Cost of shares redeemed	(132,388)	(97,769)	—	—
Change in net assets resulting from Class R4 capital transactions	(83,030)	(65,307)	—	—
Class R5
Proceeds from shares issued	91,207	160,612	—	—
Distributions reinvested	63,131	32,722	—	—
Cost of shares redeemed	(367,523)	(667,169)	—	—
Change in net assets resulting from Class R5 capital transactions	(213,185)	(473,835)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,524,007	$2,874,729	$1,238,525	$1,054,010
Distributions reinvested	1,704,252	636,688	107,688	100,847
Cost of shares redeemed	(5,224,303)	(5,329,488)	(1,638,325)	(773,031)
Change in net assets resulting from Class R6 capital transactions	(996,044)	(1,818,071)	(292,112)	381,826
Total change in net assets resulting from capital transactions	$(2,984,260)	$(6,628,397)	$(345,226)	$437,146
SHARE TRANSACTIONS:
Class A
Issued	22,818	21,168	1,144	1,423
Reinvested	13,333	4,674	96	118
Redeemed	(36,814)	(38,804)	(1,539)	(1,449)
Change in Class A Shares	(663)	(12,962)	(299)	92
Class C
Issued	2,069	1,226	75	134
Reinvested	2,058	777	2	5
Redeemed	(11,531)	(15,780)	(374)	(400)
Change in Class C Shares	(7,404)	(13,777)	(297)	(261)
Class I
Issued	78,437	96,189	4,848	4,014
Reinvested	43,999	18,672	170	190
Redeemed	(181,387)	(272,863)	(5,053)	(3,211)
Change in Class I Shares	(58,951)	(158,002)	(35)	993
Class R2
Issued	485	488	—	—
Reinvested	287	104	—	—
Redeemed	(1,103)	(1,286)	—	—
Change in Class R2 Shares	(331)	(694)	—	—
Class R3
Issued	1,156	1,384	—	—
Reinvested	434	192	—	—
Redeemed	(2,258)	(4,608)	—	—
Change in Class R3 Shares	(668)	(3,032)	—	—
Class R4
Issued	1,465	1,160	—	—
Reinvested	514	263	—	—
Redeemed	(5,322)	(4,363)	—	—
Change in Class R4 Shares	(3,343)	(2,940)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	3,653	7,004	—	—
Reinvested	2,532	1,438	—	—
Redeemed	(14,705)	(28,437)	—	—
Change in Class R5 Shares	(8,520)	(19,995)	—	—
Class R6
Issued	101,438	125,803	14,545	14,642
Reinvested	68,428	27,943	1,225	1,384
Redeemed	(209,602)	(232,690)	(18,797)	(10,801)
Change in Class R6 Shares	(39,736)	(78,944)	(3,027)	5,225
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$167,635	$251,147	$433,602	$366,327
Distributions reinvested	43,974	32,489	7,426	8,829
Cost of shares redeemed	(165,062)	(151,996)	(468,982)	(414,037)
Change in net assets resulting from Class A capital transactions	46,547	131,640	(27,954)	(38,881)
Class C
Proceeds from shares issued	72,603	91,300	151,872	105,638
Distributions reinvested	23,363	17,368	385	1,002
Cost of shares redeemed	(61,736)	(42,446)	(101,015)	(89,357)
Change in net assets resulting from Class C capital transactions	34,230	66,222	51,242	17,283
Class I
Proceeds from shares issued	1,860,331	1,899,414	4,931,189	4,608,281
Distributions reinvested	348,924	274,702	123,002	124,164
Cost of shares redeemed	(1,874,710)	(1,747,336)	(4,629,408)	(3,579,626)
Change in net assets resulting from Class I capital transactions	334,545	426,780	424,783	1,152,819
Class R5
Proceeds from shares issued	596	374	755	661
Distributions reinvested	39	33	42	63
Cost of shares redeemed	(368)	(824)	(3,745)	(1,654)
Change in net assets resulting from Class R5 capital transactions	267	(417)	(2,948)	(930)
Class R6
Proceeds from shares issued	46,941	89,356	1,051,969	994,924
Distributions reinvested	87,749	99,145	11,285	10,673
Cost of shares redeemed	(368,269)	(551,424)	(1,403,876)	(603,804)
Change in net assets resulting from Class R6 capital transactions	(233,579)	(362,923)	(340,622)	401,793
Total change in net assets resulting from capital transactions	$182,010	$261,302	$104,501	$1,532,084
SHARE TRANSACTIONS:
Class A
Issued	11,673	18,250	13,424	12,875
Reinvested	3,068	2,356	228	310
Redeemed	(11,580)	(11,084)	(14,512)	(14,536)
Change in Class A Shares	3,161	9,522	(860)	(1,351)
Class C
Issued	5,047	6,633	4,714	3,734
Reinvested	1,631	1,259	12	36
Redeemed	(4,314)	(3,070)	(3,148)	(3,196)
Change in Class C Shares	2,364	4,822	1,578	574
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	130,053	137,688	152,732	161,008
Reinvested	24,338	19,915	3,759	4,320
Redeemed	(131,228)	(127,259)	(143,167)	(125,195)
Change in Class I Shares	23,163	30,344	13,324	40,133
Class R5
Issued	42	26	23	24
Reinvested	3	3	1	2
Redeemed	(28)	(60)	(116)	(58)
Change in Class R5 Shares	17	(31)	(92)	(32)
Class R6
Issued	3,279	6,496	32,862	34,871
Reinvested	6,113	7,203	344	369
Redeemed	(25,699)	(40,090)	(43,210)	(21,331)
Change in Class R6 Shares	(16,307)	(26,391)	(10,004)	13,909
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$53,180	$52,638	$50,870	$41,397
Distributions reinvested	1,227	1,707	653	810
Cost of shares redeemed	(72,587)	(99,956)	(43,353)	(42,917)
Change in net assets resulting from Class A capital transactions	(18,180)	(45,611)	8,170	(710)
Class C
Proceeds from shares issued	46,176	32,284	37,734	26,762
Distributions reinvested	140	422	67	201
Cost of shares redeemed	(47,195)	(63,073)	(18,575)	(28,818)
Change in net assets resulting from Class C capital transactions	(879)	(30,367)	19,226	(1,855)
Class I
Proceeds from shares issued	1,709,276	1,701,540	1,248,542	1,157,344
Distributions reinvested	30,066	33,482	17,272	18,942
Cost of shares redeemed	(1,617,312)	(1,918,291)	(1,121,441)	(1,170,627)
Change in net assets resulting from Class I capital transactions	122,030	(183,269)	144,373	5,659
Class R5
Proceeds from shares issued	356	71	6	—
Distributions reinvested	8	9	— (a)	— (a)
Cost of shares redeemed	(229)	(108)	— (a)	(5)
Change in net assets resulting from Class R5 capital transactions	135	(28)	6	(5)
Class R6
Proceeds from shares issued	696,148	311,448	229,540	258,885
Distributions reinvested	5,347	5,331	3,368	3,148
Cost of shares redeemed	(716,626)	(433,708)	(309,377)	(138,953)
Change in net assets resulting from Class R6 capital transactions	(15,131)	(116,929)	(76,469)	123,080
Total change in net assets resulting from capital transactions	$87,975	$(376,204)	$95,306	$126,169
SHARE TRANSACTIONS:
Class A
Issued	2,896	3,318	2,659	2,520
Reinvested	67	106	34	49
Redeemed	(3,965)	(6,235)	(2,287)	(2,598)
Change in Class A Shares	(1,002)	(2,811)	406	(29)
Class C
Issued	2,525	2,018	1,986	1,654
Reinvested	8	27	4	12
Redeemed	(2,589)	(3,959)	(985)	(1,759)
Change in Class C Shares	(56)	(1,914)	1,005	(93)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	93,439	106,534	65,878	70,639
Reinvested	1,630	2,072	900	1,131
Redeemed	(88,889)	(119,230)	(59,100)	(70,009)
Change in Class I Shares	6,180	(10,624)	7,678	1,761
Class R5
Issued	19	4	1	—
Reinvested	— (a)	1	— (a)	— (a)
Redeemed	(12)	(7)	— (a)	(1)
Change in Class R5 Shares	7	(2)	1	(1)
Class R6
Issued	38,309	19,836	12,266	15,990
Reinvested	290	332	176	186
Redeemed	(39,290)	(26,802)	(16,225)	(8,076)
Change in Class R6 Shares	(691)	(6,634)	(3,783)	8,100

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,365,507	$1,164,930	$52,975	$42,710
Distributions reinvested	68,401	—	29,497	14,115
Cost of shares redeemed	(1,303,748)	(909,031)	(68,031)	(70,402)
Change in net assets resulting from Class A capital transactions	130,160	255,899	14,441	(13,577)
Class C
Proceeds from shares issued	314,836	216,550	10,817	10,707
Distributions reinvested	14,918	—	8,012	3,987
Cost of shares redeemed	(205,022)	(174,049)	(25,659)	(30,486)
Change in net assets resulting from Class C capital transactions	124,732	42,501	(6,830)	(15,792)
Class I
Proceeds from shares issued	8,851,531	6,590,720	1,038,031	1,012,719
Distributions reinvested	229,506	19,621	209,647	68,827
Cost of shares redeemed	(5,429,101)	(5,408,878)	(853,169)	(643,129)
Change in net assets resulting from Class I capital transactions	3,651,936	1,201,463	394,509	438,417
Class R2
Proceeds from shares issued	84,283	100,595	3,248	3,239
Distributions reinvested	2,674	—	1,490	677
Cost of shares redeemed	(81,309)	(51,352)	(2,633)	(4,134)
Change in net assets resulting from Class R2 capital transactions	5,648	49,243	2,105	(218)
Class R3
Proceeds from shares issued	233,009	383,762	1,737	3,405
Distributions reinvested	6,361	283	1,405	632
Cost of shares redeemed	(224,034)	(217,533)	(1,945)	(2,295)
Change in net assets resulting from Class R3 capital transactions	15,336	166,512	1,197	1,742
Class R4
Proceeds from shares issued	200,144	214,168	187	884
Distributions reinvested	7,273	826	171	77
Cost of shares redeemed	(267,198)	(190,307)	(1,279)	(191)
Change in net assets resulting from Class R4 capital transactions	(59,781)	24,687	(921)	770
Class R5
Proceeds from shares issued	244,615	198,025	5,017	9,664
Distributions reinvested	9,991	2,028	3,309	1,658
Cost of shares redeemed	(379,940)	(443,519)	(15,297)	(7,983)
Change in net assets resulting from Class R5 capital transactions	(125,334)	(243,466)	(6,971)	3,339
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$15,792,636	$16,706,100	$481,222	$341,179
Distributions reinvested	734,332	137,456	219,587	99,088
Cost of shares redeemed	(13,684,501)	(8,910,029)	(375,717)	(349,707)
Change in net assets resulting from Class R6 capital transactions	2,842,467	7,933,527	325,092	90,560
Total change in net assets resulting from capital transactions	$6,585,164	$9,430,366	$722,622	$505,241
SHARE TRANSACTIONS:
Class A
Issued	18,154	19,277	2,536	2,226
Reinvested	856	—	1,399	742
Redeemed	(17,409)	(15,062)	(3,254)	(3,655)
Change in Class A Shares	1,601	4,215	681	(687)
Class C
Issued	6,392	5,351	551	588
Reinvested	286	—	404	222
Redeemed	(4,184)	(4,419)	(1,311)	(1,686)
Change in Class C Shares	2,494	932	(356)	(876)
Class I
Issued	114,687	106,184	50,643	52,517
Reinvested	2,788	330	10,201	3,692
Redeemed	(70,456)	(86,145)	(42,072)	(34,003)
Change in Class I Shares	47,019	20,369	18,772	22,206
Class R2
Issued	1,215	1,826	156	169
Reinvested	36	—	72	36
Redeemed	(1,153)	(908)	(126)	(214)
Change in Class R2 Shares	98	918	102	(9)
Class R3
Issued	3,070	6,632	86	185
Reinvested	79	5	69	34
Redeemed	(2,963)	(3,390)	(97)	(122)
Change in Class R3 Shares	186	3,247	58	97
Class R4
Issued	2,579	3,562	9	44
Reinvested	89	14	8	4
Redeemed	(3,495)	(3,025)	(63)	(10)
Change in Class R4 Shares	(827)	551	(46)	38
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	3,109	3,155	243	509
Reinvested	117	33	158	88
Redeemed	(4,765)	(7,123)	(731)	(417)
Change in Class R5 Shares	(1,539)	(3,935)	(330)	180
Class R6
Issued	194,227	260,917	24,023	18,164
Reinvested	8,521	2,206	10,624	5,288
Redeemed	(168,387)	(134,731)	(18,433)	(18,626)
Change in Class R6 Shares	34,361	128,392	16,214	4,826
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,723	$2,696	$569,469	$516,558
Distributions reinvested	2,998	2,890	153,797	32,444
Cost of shares redeemed	(8,823)	(14,989)	(549,132)	(374,492)
Change in net assets resulting from Class A capital transactions	(3,102)	(9,403)	174,134	174,510
Class C
Proceeds from shares issued	158	69	126,148	119,408
Distributions reinvested	154	217	29,002	5,089
Cost of shares redeemed	(1,007)	(2,032)	(126,062)	(133,496)
Change in net assets resulting from Class C capital transactions	(695)	(1,746)	29,088	(8,999)
Class I
Proceeds from shares issued	3,279	4,012	1,461,424	1,840,142
Distributions reinvested	6,016	5,750	309,179	73,038
Cost of shares redeemed	(25,480)	(17,778)	(1,659,072)	(936,297)
Change in net assets resulting from Class I capital transactions	(16,185)	(8,016)	111,531	976,883
Class L
Proceeds from shares issued	—	—	1,352,168	801,284
Distributions reinvested	—	—	219,329	40,704
Cost of shares redeemed	—	—	(1,492,277)	(586,876)
Change in net assets resulting from Class L capital transactions	—	—	79,220	255,112
Class R2
Proceeds from shares issued	338	452	48,938	47,504
Distributions reinvested	194	171	17,513	3,647
Cost of shares redeemed	(491)	(756)	(72,275)	(61,552)
Change in net assets resulting from Class R2 capital transactions	41	(133)	(5,824)	(10,401)
Class R3
Proceeds from shares issued	—	—	59,112	59,007
Distributions reinvested	—	—	13,155	2,921
Cost of shares redeemed	—	—	(59,642)	(50,439)
Change in net assets resulting from Class R3 capital transactions	—	—	12,625	11,489
Class R4
Proceeds from shares issued	—	—	34,630	31,595
Distributions reinvested	—	—	6,843	1,479
Cost of shares redeemed	—	—	(28,388)	(18,882)
Change in net assets resulting from Class R4 capital transactions	—	—	13,085	14,192
Class R5
Proceeds from shares issued	400	371	153,564	163,186
Distributions reinvested	292	281	76,557	21,850
Cost of shares redeemed	(1,631)	(475)	(369,833)	(243,355)
Change in net assets resulting from Class R5 capital transactions	(939)	177	(139,712)	(58,319)
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$7,368	$8,975	$3,636,203	$3,316,400
Distributions reinvested	2,876	2,739	1,027,536	291,482
Cost of shares redeemed	(16,208)	(13,095)	(4,278,429)	(3,999,711)
Change in net assets resulting from Class R6 capital transactions	(5,964)	(1,381)	385,310	(391,829)
Total change in net assets resulting from capital transactions	$(26,844)	$(20,502)	$659,457	$962,638
SHARE TRANSACTIONS:
Class A
Issued	87	97	22,837	24,290
Reinvested	98	105	6,005	1,547
Redeemed	(288)	(538)	(22,079)	(17,487)
Change in Class A Shares	(103)	(336)	6,763	8,350
Class C
Issued	4	4	5,356	5,891
Reinvested	5	8	1,199	258
Redeemed	(34)	(74)	(5,376)	(6,704)
Change in Class C Shares	(25)	(62)	1,179	(555)
Class I
Issued	104	139	58,432	86,518
Reinvested	193	206	12,026	3,445
Redeemed	(820)	(625)	(66,634)	(43,211)
Change in Class I Shares	(523)	(280)	3,824	46,752
Class L
Issued	—	—	53,957	36,125
Reinvested	—	—	8,509	1,905
Redeemed	—	—	(60,678)	(27,597)
Change in Class L Shares	—	—	1,788	10,433
Class R2
Issued	11	15	1,998	2,261
Reinvested	6	7	694	178
Redeemed	(16)	(27)	(2,941)	(2,938)
Change in Class R2 Shares	1	(5)	(249)	(499)
Class R3
Issued	—	—	2,429	2,723
Reinvested	—	—	517	140
Redeemed	—	—	(2,379)	(2,386)
Change in Class R3 Shares	—	—	567	477
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R4
Issued	—	—	1,394	1,461
Reinvested	—	—	267	70
Redeemed	—	—	(1,182)	(844)
Change in Class R4 Shares	—	—	479	687
Class R5
Issued	14	13	6,107	7,542
Reinvested	9	10	2,968	1,026
Redeemed	(52)	(17)	(14,816)	(11,204)
Change in Class R5 Shares	(29)	6	(5,741)	(2,636)
Class R6
Issued	233	309	144,904	154,693
Reinvested	92	98	39,740	13,627
Redeemed	(519)	(456)	(169,319)	(186,087)
Change in Class R6 Shares	(194)	(49)	15,325	(17,767)
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$64,942	$33,296	$74,877	$64,718
Distributions reinvested	8,363	694	21,141	24,938
Cost of shares redeemed	(44,821)	(21,103)	(70,089)	(55,910)
Change in net assets resulting from Class A capital transactions	28,484	12,887	25,929	33,746
Class C
Proceeds from shares issued	2,811	2,711	41,280	31,452
Distributions reinvested	631	73	6,210	5,042
Cost of shares redeemed	(5,035)	(5,777)	(18,342)	(13,145)
Change in net assets resulting from Class C capital transactions	(1,593)	(2,993)	29,148	23,349
Class I
Proceeds from shares issued	283,020	61,987	948,040	596,167
Distributions reinvested	9,887	928	105,451	97,364
Cost of shares redeemed	(154,031)	(28,256)	(599,365)	(256,578)
Change in net assets resulting from Class I capital transactions	138,876	34,659	454,126	436,953
Class R2
Proceeds from shares issued	10,669	9,064	1,102	818
Distributions reinvested	2,864	263	591	770
Cost of shares redeemed	(17,224)	(9,808)	(967)	(820)
Change in net assets resulting from Class R2 capital transactions	(3,691)	(481)	726	768
Class R5
Proceeds from shares issued	23,648	23,210	10,258	13,121
Distributions reinvested	9,179	1,369	2,689	3,428
Cost of shares redeemed	(38,651)	(27,279)	(14,001)	(9,310)
Change in net assets resulting from Class R5 capital transactions	(5,824)	(2,700)	(1,054)	7,239
Class R6
Proceeds from shares issued	106,830	45,206	369,467	181,885
Distributions reinvested	56,642	8,688	29,153	23,448
Cost of shares redeemed	(108,463)	(112,494)	(115,363)	(85,804)
Change in net assets resulting from Class R6 capital transactions	55,009	(58,600)	283,257	119,529
Total change in net assets resulting from capital transactions	$211,261	$(17,228)	$792,132	$621,584
SHARE TRANSACTIONS:
Class A
Issued	782	477	3,713	3,719
Reinvested	97	11	1,026	1,535
Redeemed	(548)	(310)	(3,501)	(3,214)
Change in Class A Shares	331	178	1,238	2,040
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class C
Issued	35	43	2,673	2,218
Reinvested	8	1	394	397
Redeemed	(64)	(91)	(1,204)	(939)
Change in Class C Shares	(21)	(47)	1,863	1,676
Class I
Issued	3,306	874	44,390	31,461
Reinvested	111	14	4,823	5,665
Redeemed	(1,833)	(389)	(28,502)	(13,923)
Change in Class I Shares	1,584	499	20,711	23,203
Class R2
Issued	139	140	63	52
Reinvested	35	4	33	54
Redeemed	(220)	(150)	(57)	(54)
Change in Class R2 Shares	(46)	(6)	39	52
Class R5
Issued	283	340	471	692
Reinvested	105	21	121	196
Redeemed	(467)	(394)	(652)	(494)
Change in Class R5 Shares	(79)	(33)	(60)	394
Class R6
Issued	1,298	657	17,139	9,639
Reinvested	651	131	1,310	1,342
Redeemed	(1,290)	(1,701)	(5,316)	(4,653)
Change in Class R6 Shares	659	(913)	13,133	6,328
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$625,524	$36,300	$39,391	$11,713
Distributions reinvested	11,086	1,733	365	377
Cost of shares redeemed	(300,798)	(62,673)	(17,158)	(10,547)
Change in net assets resulting from Class A capital transactions	335,812	(24,640)	22,598	1,543
Class C
Proceeds from shares issued	—	—	269	604
Distributions reinvested	—	—	— (a)	10
Cost of shares redeemed	—	—	(1,112)	(1,129)
Change in net assets resulting from Class C capital transactions	—	—	(843)	(515)
Class I
Proceeds from shares issued	670,378	154,807	24,995	14,638
Distributions reinvested	45,383	6,931	678	726
Cost of shares redeemed	(352,664)	(192,898)	(18,389)	(22,484)
Change in net assets resulting from Class I capital transactions	363,097	(31,160)	7,284	(7,120)
Class R6
Proceeds from shares issued	1,475,645	1,760,186	11,627	12,331
Distributions reinvested	522,922	93,718	570	586
Cost of shares redeemed	(1,743,331)	(1,851,060)	(14,669)	(11,676)
Change in net assets resulting from Class R6 capital transactions	255,236	2,844	(2,472)	1,241
Total change in net assets resulting from capital transactions	$954,145	$(52,956)	$26,567	$(4,851)
SHARE TRANSACTIONS:
Class A
Issued	15,453	1,000	554	188
Reinvested	252	47	5	6
Redeemed	(7,448)	(1,721)	(229)	(169)
Change in Class A Shares	8,257	(674)	330	25
Class C
Issued	—	—	3	10
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(15)	(19)
Change in Class C Shares	—	—	(12)	(9)
Class I
Issued	15,343	4,292	327	234
Reinvested	1,013	185	9	12
Redeemed	(8,205)	(5,260)	(243)	(357)
Change in Class I Shares	8,151	(783)	93	(111)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	34,292	47,236	153	194
Reinvested	11,702	2,492	7	10
Redeemed	(39,785)	(49,778)	(193)	(185)
Change in Class R6 Shares	6,209	(50)	(33)	19
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$245,906	$239,178
Distributions reinvested	34,970	14,915
Cost of shares redeemed	(170,834)	(175,303)
Change in net assets resulting from Class A capital transactions	110,042	78,790
Class C
Proceeds from shares issued	15,965	21,829
Distributions reinvested	2,906	1,126
Cost of shares redeemed	(23,703)	(29,179)
Change in net assets resulting from Class C capital transactions	(4,832)	(6,224)
Class I
Proceeds from shares issued	796,511	843,634
Distributions reinvested	66,988	33,467
Cost of shares redeemed	(735,443)	(916,296)
Change in net assets resulting from Class I capital transactions	128,056	(39,195)
Class R2
Proceeds from shares issued	1,462	1,108
Distributions reinvested	158	63
Cost of shares redeemed	(1,625)	(1,025)
Change in net assets resulting from Class R2 capital transactions	(5)	146
Class R3
Proceeds from shares issued	6,036	5,745
Distributions reinvested	86	69
Cost of shares redeemed	(2,333)	(6,310)
Change in net assets resulting from Class R3 capital transactions	3,789	(496)
Class R4
Proceeds from shares issued	2,147	925
Distributions reinvested	58	48
Cost of shares redeemed	(1,678)	(3,013)
Change in net assets resulting from Class R4 capital transactions	527	(2,040)
Class R5
Proceeds from shares issued	7,843	8,482
Distributions reinvested	380	154
Cost of shares redeemed	(4,389)	(9,314)
Change in net assets resulting from Class R5 capital transactions	3,834	(678)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$455,431	$708,739
Distributions reinvested	54,483	28,276
Cost of shares redeemed	(540,185)	(393,775)
Change in net assets resulting from Class R6 capital transactions	(30,271)	343,240
Total change in net assets resulting from capital transactions	$211,140	$373,543
SHARE TRANSACTIONS:
Class A
Issued	3,111	3,463
Reinvested	437	214
Redeemed	(2,166)	(2,531)
Change in Class A Shares	1,382	1,146
Class C
Issued	229	361
Reinvested	41	18
Redeemed	(344)	(481)
Change in Class C Shares	(74)	(102)
Class I
Issued	9,480	11,481
Reinvested	785	452
Redeemed	(8,768)	(12,435)
Change in Class I Shares	1,497	(502)
Class R2
Issued	18	17
Reinvested	2	1
Redeemed	(20)	(15)
Change in Class R2 Shares	— (a)	3
Class R3
Issued	72	79
Reinvested	1	1
Redeemed	(28)	(83)
Change in Class R3 Shares	45	(3)
Class R4
Issued	27	11
Reinvested	1	1
Redeemed	(21)	(42)
Change in Class R4 Shares	7	(30)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	91	114
Reinvested	4	2
Redeemed	(52)	(119)
Change in Class R5 Shares	43	(3)
Class R6
Issued	5,360	9,582
Reinvested	634	376
Redeemed	(6,319)	(5,220)
Change in Class R6 Shares	(325)	4,738
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	105

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$333,683
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(3,049,530)
Proceeds from disposition of investment securities	2,427,627
Covers of investment securities sold short	(980,342)
Proceeds from investment securities sold short	1,017,297
Purchases of short-term investments — affiliates, net	(41,412)
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(303,060)
Change in unrealized (appreciation)/depreciation on investments in affiliates	(3)
Change in unrealized (appreciation)/depreciation on investment securities sold short	24,429
Net realized (gain)/loss on investments in non-affiliates	(85,084)
Net realized (gain)/loss on investments in affiliates	(4)
Net realized (gain)/loss on securities sold short	36,704
Increase in dividends receivable from affiliates	(3)
Increase in dividends receivable from non-affiliates	(1,333)
Increase in tax reclaims receivable	(41)
Increase in variation margin receivable	(255)
Increase in dividend expense payable to non-affiliates on securities sold short	287
Increase in interest expense payable to non-affiliates on securities sold short	49
Decrease in variation margin payable	(99)
Increase in investment advisory fees payable	464
Increase in administration fees payable	42
Increase in distribution fees payable	27
Increase in service fees payable	26
Decrease in custodian and accounting fees payable	(8)
Increase in Trustees' and Chief Compliance Officer's fees	— (a)
Increase in other accrued expenses payable	28
Net cash provided (used) by operating activities	(620,511)
Cash flows provided (used) by financing activities:
Proceeds from shares issued	1,445,948
Payment for shares redeemed	(811,493)
Cash distributions paid to shareholders (net of reinvestments $165,235)	(10,586)
Net cash provided (used) by financing activities	623,869
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	3,358
Restricted and unrestricted cash and deposits at broker at beginning of year	1,240
Restricted and unrestricted cash and deposits at broker at end of year	$4,598

(a)	Amount rounds to less than one thousand.
Supplemental disclosure of cash flow information:
For the year ended June 30, 2025 the Fund paid approximately $3,681 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
Reconciliation of restricted and unrestricted cash and deposits at broker at the end of period to the Statements of Assets and Liabilities:
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Large Cap Core Plus Fund
	June 30, 2024	June 30, 2025
Cash	$162	$350
Deposits at broker:
Futures contracts	966	4,248
Securities sold short	112	—
	$1,240	$4,598
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Year Ended June 30, 2025	$23.49	$0.37	$2.68	$3.05	$(0.39)	$(1.50)	$(1.89)
Year Ended June 30, 2024	21.85	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Class C
Year Ended June 30, 2025	22.93	0.25	2.61	2.86	(0.27)	(1.50)	(1.77)
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Class I
Year Ended June 30, 2025	23.98	0.44	2.74	3.18	(0.45)	(1.50)	(1.95)
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Class R2
Year Ended June 30, 2025	23.36	0.31	2.65	2.96	(0.32)	(1.50)	(1.82)
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Class R3
Year Ended June 30, 2025	23.47	0.37	2.67	3.04	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Class R4
Year Ended June 30, 2025	23.96	0.44	2.73	3.17	(0.44)	(1.50)	(1.94)
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
Class R5
Year Ended June 30, 2025	24.00	0.48	2.73	3.21	(0.48)	(1.50)	(1.98)
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Class R6
Year Ended June 30, 2025	23.98	0.51	2.73	3.24	(0.51)	(1.50)	(2.01)
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$24.65	13.17%	$4,653,837	0.95%	1.53%	0.95%	20%
23.49	10.31	4,450,073	0.95	1.77	0.95	20
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15
22.34	39.81	4,715,916	0.96	1.48	0.96	16

24.02	12.63	613,883	1.45	1.03	1.45	20
22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15
21.87	39.19	1,493,408	1.45	0.99	1.46	16

25.21	13.46	15,445,719	0.70	1.78	0.70	20
23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15
22.76	40.16	17,980,353	0.70	1.73	0.71	16

24.50	12.87	93,165	1.20	1.27	1.20	20
23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15
22.23	39.47	77,859	1.22	1.22	1.22	16

24.62	13.13	168,022	0.95	1.53	0.95	20
23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15
22.32	39.79	280,991	0.95	1.49	0.96	16

25.19	13.47	127,515	0.70	1.78	0.70	20
23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15
22.75	40.19	249,525	0.70	1.73	0.70	16

25.23	13.62	691,394	0.55	1.93	0.55	20
24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15
22.78	40.41	1,655,531	0.55	1.88	0.56	16

25.21	13.74	22,042,487	0.45	2.03	0.45	20
23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15
22.76	40.51	19,952,074	0.45	1.98	0.46	16

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Year Ended June 30, 2025	$81.79	$0.77	$11.18	$11.95	$(0.77)	$—	$(0.77)
Year Ended June 30, 2024	66.66	0.77	15.13	15.90	(0.77)	—	(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Class C
Year Ended June 30, 2025	80.91	0.24	11.06	11.30	(0.23)	—	(0.23)
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Class I
Year Ended June 30, 2025	81.90	0.98	11.20	12.18	(0.98)	—	(0.98)
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Class R6
Year Ended June 30, 2025	81.93	1.12	11.20	12.32	(1.12)	—	(1.12)
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Net expenses for Class R6 Shares are 0.044% for the year ended June 30, 2025, 0.044% for the year ended June 30, 2024, 0.045% for the year ended June 30,
2023, 0.045% for the year ended June 30, 2022 and 0.044% for the year ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$92.97	14.66%	$1,055,685	0.45%	0.89%	0.64%	12%
81.79	24.01	953,255	0.45	1.08	0.65	5
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11
65.24	40.28	749,440	0.45	1.10	0.66	26

91.98	13.98	77,065	1.05	0.28	1.12	12
80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11
64.55	39.35	110,184	1.05	0.50	1.13	26

93.10	14.95	1,434,328	0.20	1.13	0.37	12
81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11
65.33	40.48	991,703	0.20	1.37	0.38	26

93.13	15.12	8,845,652	0.04 (d)	1.29	0.12	12
81.93	24.51	8,029,206	0.04 (d)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (d)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (d)	1.39	0.13	11
65.35	40.77	4,793,114	0.04 (d)	1.49	0.13	26

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Equity Premium Income Fund
Class A
Year Ended June 30, 2025	$14.06	$1.13	$(0.01)	$1.12	$(1.13)	$14.05
Year Ended June 30, 2024	13.72	0.97	0.34	1.31	(0.97)	14.06
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)	13.72
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)	13.79
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)	15.23
Class C
Year Ended June 30, 2025	14.06	1.06	(0.01)	1.05	(1.06)	14.05
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)	14.06
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)	13.72
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)	13.79
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)	15.23
Class I
Year Ended June 30, 2025	14.07	1.17	(0.02)	1.15	(1.16)	14.06
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)	14.07
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)	13.80
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)	15.23
Class R5
Year Ended June 30, 2025	14.07	1.20	(0.04)	1.16	(1.18)	14.05
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)	14.07
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)	13.79
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)	15.23
Class R6
Year Ended June 30, 2025	14.06	1.19	— (d)	1.19	(1.20)	14.05
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)	14.06
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)	13.72
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)	13.80
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)	15.23

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Large Cap Funds	June 30, 2025

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

8.08%	$572,077	0.84%	7.89%	0.84%	178%
9.97	528,101	0.85	7.04	0.85	176
10.79	384,446	0.85	11.18	0.85	189
(1.05)	905,284	0.85	9.76	0.88	188
29.67	174,085	0.85	8.61	0.91	217

7.55	329,783	1.34	7.40	1.34	178
9.42	296,817	1.35	6.54	1.35	176
10.24	223,339	1.35	10.84	1.35	189
(1.54)	756,008	1.35	9.19	1.38	188
29.03	158,340	1.34	7.76	1.40	217

8.35	4,482,797	0.59	8.14	0.59	178
10.32	4,160,918	0.60	7.29	0.60	176
10.98	3,641,748	0.60	10.72	0.61	189
(0.73)	1,859,617	0.60	9.83	0.63	188
29.97	519,976	0.60	9.62	0.69	217

8.42	533	0.45	8.39	0.47	178
10.48	300	0.45	7.49	0.54	176
11.23	712	0.45	10.69	0.46	189
(0.66)	160	0.45	9.82	0.50	188
30.16	88	0.45	9.54	0.56	217

8.62	1,010,271	0.34	8.31	0.34	178
10.51	1,240,522	0.35	7.55	0.35	176
11.26	1,571,873	0.35	10.68	0.35	189
(0.49)	89,522	0.35	9.93	0.37	188
30.29	48,315	0.35	9.99	0.44	217

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Hedged Equity Fund
Class A
Year Ended June 30, 2025	$31.06	$0.17	$1.94	$2.11	$(0.17)	$33.00
Year Ended June 30, 2024	27.57	0.20	3.48	3.68	(0.19)	31.06
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)	27.57
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)	24.20
Year Ended June 30, 2021	21.83	0.15	4.11	4.26	(0.19)	25.90
Class C
Year Ended June 30, 2025	30.81	0.01	1.92	1.93	(0.02)	32.72
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)	30.81
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)	27.37
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)	24.02
Year Ended June 30, 2021	21.70	0.03	4.07	4.10	(0.08)	25.72
Class I
Year Ended June 30, 2025	31.16	0.25	1.96	2.21	(0.25)	33.12
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)	31.16
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)	27.66
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)	24.28
Year Ended June 30, 2021	21.90	0.21	4.11	4.32	(0.24)	25.98
Class R5
Year Ended June 30, 2025	31.21	0.29	1.97	2.26	(0.29)	33.18
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)	31.21
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)	27.71
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)	24.32
Year Ended June 30, 2021	21.93	0.25	4.11	4.36	(0.27)	26.02
Class R6
Year Ended June 30, 2025	31.23	0.34	1.95	2.29	(0.33)	33.19
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)	31.23
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)	27.73
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)	24.33
Year Ended June 30, 2021	21.95	0.28	4.11	4.39	(0.30)	26.04

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Large Cap Funds	June 30, 2025

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

6.79%	$1,452,343	0.82%	0.53%	0.82%	29%
13.43	1,393,286	0.82	0.69	0.83	37
14.87	1,274,360	0.83	0.80	0.83	27
(6.08)	1,647,387	0.83	0.52	0.83	44
19.58	1,778,457	0.83	0.61	0.84	39

6.27	592,540	1.32	0.03	1.32	29
12.82	509,251	1.32	0.18	1.33	37
14.32	436,623	1.33	0.30	1.33	27
(6.53)	436,891	1.33	0.02	1.33	44
18.93	502,120	1.33	0.14	1.33	39

7.10	16,970,246	0.57	0.78	0.57	29
13.70	15,552,472	0.57	0.94	0.58	37
15.15	12,697,762	0.58	1.05	0.58	27
(5.83)	12,790,417	0.58	0.77	0.58	44
19.83	14,416,679	0.58	0.89	0.58	39

7.26	3,132	0.43	0.91	0.43	29
13.84	5,790	0.42	1.09	0.43	37
15.34	6,044	0.43	1.21	0.43	27
(5.68)	5,335	0.43	0.92	0.43	44
20.01	6,024	0.44	1.03	0.45	39

7.35	2,038,756	0.32	1.03	0.32	29
13.95	2,230,651	0.32	1.19	0.33	37
15.49	1,594,675	0.33	1.30	0.33	27
(5.61)	1,614,304	0.33	1.02	0.33	44
20.11	1,591,643	0.33	1.14	0.34	39

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Year Ended June 30, 2025	$17.53	$0.09	$1.30	$1.39	$(0.09)	$—	$(0.09)
Year Ended June 30, 2024	15.74	0.11	1.79	1.90	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.01)	—	(0.01)
Class C
Year Ended June 30, 2025	17.48	— (h)	1.30	1.30	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.95	0.95	— (h)	—	—
Class I
Year Ended June 30, 2025	17.55	0.14	1.30	1.44	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Year Ended June 30, 2025	17.55	0.16	1.31	1.47	(0.16)	—	(0.16)
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Year Ended June 30, 2025	17.56	0.19	1.30	1.49	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.96	1.01	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.83	7.93%	$251,200	0.84%	0.50%	0.84%	42%
17.53	12.12	251,397	0.84	0.67	0.85	42
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39
15.97	6.54	52,880	0.85 (g)	0.57 (g)	0.92 (g)	6

18.77	7.44	243,213	1.34	0.01	1.34	42
17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39
15.95	6.36	57,423	1.35 (g)	0.05 (g)	1.43 (g)	6

18.85	8.20	4,261,391	0.59	0.76	0.59	42
17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39
15.98	6.63	1,018,781	0.60 (g)	0.80 (g)	0.70 (g)	6

18.86	8.40	1,081	0.45	0.89	0.45	42
17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39
15.98	6.66	536	0.45 (g)	0.99 (g)	0.88 (g)	6

18.87	8.52	432,133	0.34	1.04	0.34	42
17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39
15.99	6.75	262,248	0.35 (g)	1.04 (g)	0.43 (g)	6

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Year Ended June 30, 2025	$18.27	$0.09	$1.34	$1.43	$(0.09)	$—	$(0.09)
Year Ended June 30, 2024	15.63	0.11	2.64	2.75	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.02)	—	(0.02)
Class C
Year Ended June 30, 2025	18.22	— (h)	1.32	1.32	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.96	0.96	(0.01)	—	(0.01)
Class I
Year Ended June 30, 2025	18.30	0.14	1.34	1.48	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Year Ended June 30, 2025	18.32	0.17	1.34	1.51	(0.17)	—	(0.17)
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Year Ended June 30, 2025	18.32	0.19	1.33	1.52	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)
February 26, 2021 (f) through June 30, 2021	15.00	0.06	0.94	1.00	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.61	7.83%	$157,121	0.84%	0.50%	0.84%	44%
18.27	17.64	138,956	0.84	0.65	0.85	56
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29
15.96	6.50	21,446	0.85 (g)	0.60 (g)	1.00 (g)	7

19.53	7.24	149,074	1.34	0.00 (i)	1.34	44
18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29
15.95	6.37	19,229	1.35 (g)	0.09 (g)	1.51 (g)	7

19.64	8.09	2,599,366	0.59	0.75	0.59	44
18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29
15.98	6.64	524,074	0.60 (g)	0.81 (g)	0.80 (g)	7

19.66	8.24	32	0.44	0.91	0.46	44
18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29
15.98	6.64	21	0.45 (g)	0.96 (g)	3.22 (g)	7

19.66	8.34	317,998	0.34	0.99	0.34	44
18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29
15.98	6.68	1,796	0.35 (g)	1.10 (g)	0.64 (g)	7

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Year Ended June 30, 2025	$72.60	$(0.07)	$10.54	$10.47	$—	$(0.80)	$(0.80)
Year Ended June 30, 2024	53.66	(0.14)(d)	19.08	18.94	—	—	—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Class C
Year Ended June 30, 2025	47.68	(0.29)	6.89	6.60	—	(0.80)	(0.80)
Year Ended June 30, 2024	35.42	(0.29)(d)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Class I
Year Ended June 30, 2025	74.70	0.12	10.86	10.98	— (e)	(0.80)	(0.80)
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Class R2
Year Ended June 30, 2025	67.88	(0.24)	9.83	9.59	—	(0.80)	(0.80)
Year Ended June 30, 2024	50.29	(0.27)(d)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Class R3
Year Ended June 30, 2025	73.08	(0.07)	10.60	10.53	—	(0.80)	(0.80)
Year Ended June 30, 2024	54.04	(0.16)(d)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Class R4
Year Ended June 30, 2025	74.52	0.12	10.83	10.95	—	(0.80)	(0.80)
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
Class R5
Year Ended June 30, 2025	77.47	0.24	11.28	11.52	(0.10)	(0.80)	(0.90)
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Class R6
Year Ended June 30, 2025	78.50	0.33	11.41	11.74	(0.17)	(0.80)	(0.97)
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$82.27	14.45%	$7,748,457	0.93%	(0.09)%	1.00%	52%
72.60	35.30	6,722,152	0.94	(0.23)(d)	0.99	32
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58

53.48	13.88	1,143,570	1.43	(0.59)	1.49	52
47.68	34.61	900,693	1.44	(0.73)(d)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50
46.21	40.32	780,132	1.43	(0.96)	1.51	58

84.88	14.73	29,837,081	0.68	0.16	0.74	52
74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58

76.67	14.16	273,635	1.18	(0.34)	1.26	52
67.88	34.98	235,641	1.19	(0.48)(d)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50
61.05	40.65	129,541	1.18	(0.71)	1.26	58

82.81	14.44	834,854	0.93	(0.09)	0.99	52
73.08	35.31	723,139	0.94	(0.26)(d)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50
64.64	41.01	264,318	0.93	(0.45)	1.01	58

84.67	14.73	725,170	0.68	0.16	0.74	52
74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50
65.47	41.37	204,814	0.68	(0.20)	0.76	58

88.09	14.90	992,766	0.53	0.30	0.59	52
77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50
67.49	41.57	956,386	0.53	(0.06)	0.61	58

89.27	15.01	72,508,865	0.43	0.41	0.49	52
78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50
68.18	41.70	19,127,249	0.43	0.04	0.51	58

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Year Ended June 30, 2025	$20.36	$0.24	$2.38	$2.62	$(0.22)	$(1.90)	$(2.12)
Year Ended June 30, 2024	18.93	0.28	2.13	2.41	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Class C
Year Ended June 30, 2025	19.23	0.12	2.25	2.37	(0.12)	(1.90)	(2.02)
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Class I
Year Ended June 30, 2025	19.89	0.28	2.32	2.60	(0.27)	(1.90)	(2.17)
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Class R2
Year Ended June 30, 2025	20.13	0.18	2.36	2.54	(0.17)	(1.90)	(2.07)
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Class R3
Year Ended June 30, 2025	19.84	0.23	2.31	2.54	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Class R4
Year Ended June 30, 2025	20.38	0.28	2.38	2.66	(0.26)	(1.90)	(2.16)
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
Class R5
Year Ended June 30, 2025	20.17	0.31	2.36	2.67	(0.30)	(1.90)	(2.20)
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Class R6
Year Ended June 30, 2025	19.99	0.33	2.34	2.67	(0.32)	(1.90)	(2.22)
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$20.86	12.83%	$318,828	0.93%	1.13%	1.01%	185%
20.36	13.14	297,404	0.93	1.44	1.01	167
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121
20.48	61.86	218,302	0.93	0.62	1.04	93

19.58	12.25	75,725	1.44	0.62	1.50	185
19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121
19.55	60.96	62,488	1.43	0.11	1.50	93

20.32	13.05	2,256,860	0.69	1.37	0.75	185
19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121
20.10	62.22	1,418,653	0.69	0.84	0.76	93

20.60	12.55	17,020	1.19	0.88	1.26	185
20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121
20.30	61.40	11,175	1.18	0.38	1.27	93

20.26	12.77	14,922	0.94	1.13	1.00	185
19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121
20.09	61.83	16	0.94	0.63	1.04	93

20.88	13.06	1,210	0.69	1.34	0.74	185
20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121
20.50	62.16	135	0.69	0.87	0.76	93

20.64	13.23	29,907	0.54	1.50	0.60	185
20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121
20.32	62.47	24,668	0.54	1.02	0.61	93

20.44	13.36	2,335,547	0.44	1.63	0.49	185
19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121
20.18	62.68	2,606,033	0.44	1.10	0.50	93

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund
Class A
Year Ended June 30, 2025	$29.68	$0.44	$3.02	$3.46	$(0.45)	$(1.90)	$(2.35)
Year Ended June 30, 2024	27.61	0.45	3.65	4.10	(0.47)	(1.56)	(2.03)
Year Ended June 30, 2023	26.56	0.46	2.32	2.78	(0.47)	(1.26)	(1.73)
Year Ended June 30, 2022	36.38	0.45	(1.10)	(0.65)	(0.42)	(8.75)	(9.17)
Year Ended June 30, 2021	25.83	0.42	11.10	11.52	(0.64)	(0.33)	(0.97)
Class C
Year Ended June 30, 2025	28.90	0.32	2.95	3.27	(0.35)	(1.90)	(2.25)
Year Ended June 30, 2024	26.93	0.30	3.54	3.84	(0.31)	(1.56)	(1.87)
Year Ended June 30, 2023	25.93	0.31	2.28	2.59	(0.33)	(1.26)	(1.59)
Year Ended June 30, 2022	35.72	0.27	(1.04)	(0.77)	(0.27)	(8.75)	(9.02)
Year Ended June 30, 2021	25.36	0.28	10.90	11.18	(0.49)	(0.33)	(0.82)
Class I
Year Ended June 30, 2025	30.10	0.49	3.07	3.56	(0.50)	(1.90)	(2.40)
Year Ended June 30, 2024	27.97	0.53	3.69	4.22	(0.53)	(1.56)	(2.09)
Year Ended June 30, 2023	26.89	0.53	2.35	2.88	(0.54)	(1.26)	(1.80)
Year Ended June 30, 2022	36.72	0.53	(1.11)	(0.58)	(0.50)	(8.75)	(9.25)
Year Ended June 30, 2021	25.79	0.50	11.48	11.98	(0.72)	(0.33)	(1.05)
Class R2
Year Ended June 30, 2025	29.19	0.35	2.97	3.32	(0.37)	(1.90)	(2.27)
Year Ended June 30, 2024	27.19	0.34	3.58	3.92	(0.36)	(1.56)	(1.92)
Year Ended June 30, 2023	26.18	0.36	2.29	2.65	(0.38)	(1.26)	(1.64)
Year Ended June 30, 2022	35.99	0.33	(1.07)	(0.74)	(0.32)	(8.75)	(9.07)
Year Ended June 30, 2021	25.55	0.33	11.01	11.34	(0.57)	(0.33)	(0.90)
Class R5
Year Ended June 30, 2025	30.18	0.51	3.08	3.59	(0.52)	(1.90)	(2.42)
Year Ended June 30, 2024	28.04	0.54	3.71	4.25	(0.55)	(1.56)	(2.11)
Year Ended June 30, 2023	26.95	0.55	2.35	2.90	(0.55)	(1.26)	(1.81)
Year Ended June 30, 2022	36.78	0.55	(1.11)	(0.56)	(0.52)	(8.75)	(9.27)
Year Ended June 30, 2021	25.66	0.59	11.63	12.22	(0.77)	(0.33)	(1.10)
Class R6
Year Ended June 30, 2025	30.18	0.54	3.08	3.62	(0.55)	(1.90)	(2.45)
Year Ended June 30, 2024	28.04	0.57	3.71	4.28	(0.58)	(1.56)	(2.14)
Year Ended June 30, 2023	26.95	0.58	2.35	2.93	(0.58)	(1.26)	(1.84)
Year Ended June 30, 2022	36.78	0.58	(1.11)	(0.53)	(0.55)	(8.75)	(9.30)
Year Ended June 30, 2021	26.06	0.57	11.28	11.85	(0.80)	(0.33)	(1.13)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$30.79	11.78%	$39,134	0.65%	1.41%	1.01%	19%
29.68	15.53	40,768	0.73	1.59	1.01	22
27.61	10.70	47,209	0.73	1.69	0.99	17
26.56	(4.07)	49,916	0.73	1.37	0.97	55
36.38	45.65	61,187	0.83	1.37	0.99	72

29.92	11.41	1,839	1.00	1.06	1.56	19
28.90	14.93	2,454	1.23	1.10	1.56	22
26.93	10.14	3,991	1.23	1.19	1.50	17
25.93	(4.54)	7,147	1.23	0.85	1.48	55
35.72	45.02	11,211	1.33	0.91	1.50	72

31.26	11.95	68,103	0.49	1.57	0.76	19
30.10	15.81	81,291	0.49	1.83	0.76	22
27.97	10.95	83,385	0.49	1.93	0.74	17
26.89	(3.84)	94,291	0.49	1.60	0.72	55
36.72	47.54	127,530	0.59	1.62	0.74	72

30.24	11.47	2,670	0.92	1.14	1.15	19
29.19	15.10	2,541	1.09	1.24	1.33	22
27.19	10.29	2,505	1.09	1.33	1.31	17
26.18	(4.41)	2,651	1.09	1.02	1.36	55
35.99	45.36	3,000	1.09	1.08	1.34	72

31.35	12.00	3,532	0.44	1.62	0.62	19
30.18	15.87	4,292	0.44	1.88	0.63	22
28.04	11.02	3,806	0.44	1.98	0.59	17
26.95	(3.79)	3,610	0.44	1.66	0.57	55
36.78	48.74	4,053	0.44	1.91	0.59	72

31.35	12.12	33,416	0.34	1.72	0.51	19
30.18	15.98	38,044	0.34	1.98	0.51	22
28.04	11.13	36,683	0.34	2.09	0.49	17
26.95	(3.70)	38,883	0.34	1.78	0.47	55
36.78	46.60	69,298	0.34	1.82	0.49	72

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Year Ended June 30, 2025	$24.46	$0.06	$2.83	$2.89	$(0.06)	$(1.41)	$(1.47)
Year Ended June 30, 2024	19.75	0.11	4.93	5.04	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Class C
Year Ended June 30, 2025	23.18	(0.06)	2.68	2.62	—	(1.41)	(1.41)
Year Ended June 30, 2024	18.76	— (d)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Class I
Year Ended June 30, 2025	24.57	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Class L
Year Ended June 30, 2025	24.63	0.16	2.85	3.01	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Class R2
Year Ended June 30, 2025	24.11	— (d)	2.78	2.78	(0.01)	(1.41)	(1.42)
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Class R3
Year Ended June 30, 2025	24.33	0.06	2.82	2.88	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
Class R4
Year Ended June 30, 2025	24.52	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Class R5
Year Ended June 30, 2025	24.64	0.16	2.86	3.02	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$25.88	11.90%	$2,913,795	0.94%	0.24%	0.96%	39%
24.46	25.84	2,588,595	0.94	0.51	0.97	53
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53
21.51	41.18	1,642,046	0.94	0.46	0.98	60

24.39	11.37	533,614	1.44	(0.26)	1.46	39
23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53
20.61	40.52	367,940	1.44	(0.05)	1.47	60

26.00	12.16	5,575,707	0.69	0.49	0.71	39
24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53
21.59	41.64	1,731,572	0.69	0.69	0.72	60

26.07	12.34	3,137,481	0.54	0.64	0.56	39
24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53
21.63	41.81	1,907,620	0.54	0.83	0.58	60

25.47	11.63	315,455	1.19	(0.01)	1.21	39
24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53
21.26	40.92	269,266	1.19	0.20	1.22	60

25.74	11.93	277,165	0.94	0.24	0.96	39
24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53
21.42	41.30	174,770	0.94	0.44	0.97	60

25.95	12.19	118,291	0.69	0.49	0.71	39
24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53
21.55	41.58	45,443	0.69	0.69	0.72	60

26.09	12.37	1,215,149	0.54	0.64	0.56	39
24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
21.64	41.79	1,089,931	0.54	0.84	0.57	60
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R6
Year Ended June 30, 2025	$24.71	$0.19	$2.86	$3.05	$(0.18)	$(1.41)	$(1.59)
Year Ended June 30, 2024	19.95	0.22	4.98	5.20	(0.21)	(0.23)	(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$26.17	12.49%	$18,092,080	0.44%	0.74%	0.46%	39%
24.71	26.43	16,708,451	0.44	1.02	0.47	53
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53
21.69	41.98	12,615,063	0.44	0.95	0.47	60

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Year Ended June 30, 2025	$81.19	$(0.05)	$11.97	$11.92	$—	$(4.72)	$(4.72)
Year Ended June 30, 2024	60.47	(0.03)(d)	21.23	21.20	(0.07)	(0.41)	(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Class C
Year Ended June 30, 2025	77.45	(0.44)	11.38	10.94	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.93	(0.35)(d)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Class I
Year Ended June 30, 2025	83.69	0.16	12.35	12.51	(0.13)	(4.72)	(4.85)
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Class R2
Year Ended June 30, 2025	77.56	(0.25)	11.42	11.17	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.87	(0.19)(d)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Class R5
Year Ended June 30, 2025	81.89	0.27	12.11	12.38	(0.22)	(4.72)	(4.94)
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
Class R6
Year Ended June 30, 2025	81.89	0.36	12.09	12.45	(0.29)	(4.72)	(5.01)
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$88.39	14.83%	$213,578	0.84%	(0.07)%	0.90%	51%
81.19	35.26	169,418	0.84	(0.04)(d)	0.91	46
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44
73.40	40.08	119,893	0.84	(0.01)	0.90	64

83.67	14.27	11,478	1.34	(0.57)	1.41	51
77.45	34.58	12,253	1.34	(0.54)(d)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44
71.55	39.44	30,159	1.34	(0.50)	1.40	64

91.35	15.11	339,058	0.59	0.19	0.65	51
83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44
75.08	40.46	164,959	0.59	0.25	0.65	64

84.01	14.55	49,843	1.09	(0.32)	1.19	51
77.56	34.91	49,552	1.09	(0.29)(d)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44
71.18	39.73	45,629	1.09	(0.26)	1.21	64

89.33	15.29	166,104	0.44	0.33	0.50	51
81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44
73.80	40.57	166,478	0.44	0.39	0.50	64

89.33	15.40	1,091,404	0.34	0.43	0.40	51
81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44
73.81	40.70	780,470	0.34	0.50	0.40	64

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Year Ended June 30, 2025	$19.89	$— (e)	$2.41	$2.41	$—	$(1.35)	$(1.35)
Year Ended June 30, 2024	16.89	(0.01)(g)	5.00	4.99	—	(1.99)	(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Class C
Year Ended June 30, 2025	15.51	(0.08)	1.87	1.79	—	(1.35)	(1.35)
Year Ended June 30, 2024	13.64	(0.08)(g)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Class I
Year Ended June 30, 2025	21.01	0.05	2.55	2.60	(0.02)	(1.35)	(1.37)
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Class R2
Year Ended June 30, 2025	17.35	(0.08)	2.10	2.02	—	(1.35)	(1.35)
Year Ended June 30, 2024	15.03	(0.08)(g)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Class R5
Year Ended June 30, 2025	21.36	0.04	2.60	2.64	(0.01)	(1.35)	(1.36)
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
Class R6
Year Ended June 30, 2025	21.36	0.06	2.60	2.66	(0.03)	(1.35)	(1.38)
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (e)	9.47	9.47	(0.08)	(6.82)	(6.90)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	0.95%	1.01%	1.10%	1.10%
Class C	1.44	1.44	1.51	1.60	1.59
Class I	0.70	0.69	0.76	0.85	0.85
Class R2	1.40	1.40	1.42	1.45	1.45
Class R5	0.75	0.75	0.77	0.80	0.80
Class R6	0.64	0.64	0.67	0.70	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.25	1.26	1.25	1.25
Class C	1.75	1.75	1.76	1.76	1.74
Class I	1.00	1.00	1.00	1.00	0.99
Class R2	1.51	1.52	1.52	1.51	1.50
Class R5	0.85	0.85	0.86	0.85	0.84
Class R6	0.74	0.74	0.75	0.75	0.74

(e)	Amount rounds to less than $0.005.

(f)	Interest expense on securities sold short is 0.13%.

(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

(h)	Interest expense on securities sold short is 0.14%.

(i)	Interest expense on securities sold short is 0.62%.

(j)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$20.95	12.21%	$362,828	1.64%(f)	(0.01)%	1.94%	71%	100%
19.89	32.19	319,841	1.71 (h)	(0.08)(g)	2.01	62	109
16.89	24.17	237,165	1.79 (h)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (i)	(0.33)	2.00	59	91
26.84	42.30	335,206	1.94 (j)	(0.39)	2.09	57	96

15.95	11.64	92,937	2.13 (f)	(0.51)	2.44	71	100
15.51	31.50	61,460	2.20 (h)	(0.57)(g)	2.51	62	109
13.64	23.54	31,189	2.29 (h)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (i)	(0.82)	2.51	59	91
24.01	41.55	36,784	2.43 (j)	(0.88)	2.58	57	96

22.24	12.48	2,027,630	1.39 (f)	0.24	1.69	71	100
21.01	32.52	1,480,079	1.45 (h)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (h)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (i)	(0.09)	1.75	59	91
27.53	42.65	1,702,566	1.69 (j)	(0.12)	1.83	57	96

18.02	11.73	8,540	2.09 (f)	(0.46)	2.20	71	100
17.35	31.58	7,541	2.16 (h)	(0.52)(g)	2.28	62	109
15.03	23.65	5,757	2.20 (h)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (i)	(0.67)	2.26	59	91
25.27	41.77	5,838	2.29 (j)	(0.74)	2.34	57	96

22.64	12.46	46,122	1.44 (f)	0.19	1.54	71	100
21.36	32.43	44,798	1.51 (h)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (h)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (i)	(0.02)	1.60	59	91
27.78	42.75	34,191	1.64 (j)	(0.08)	1.68	57	96

22.64	12.56	800,177	1.33 (f)	0.30	1.43	71	100
21.36	32.61	474,521	1.40 (h)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (h)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (i)	0.07	1.50	59	91
27.75	42.86	536,661	1.54 (j)	0.01	1.58	57	96

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Year Ended June 30, 2025	$42.22	$0.32	$5.05	$5.37	$(0.33)	$(2.23)	$(2.56)
Year Ended June 30, 2024	33.84	0.31	8.44	8.75	(0.32)	(0.05)	(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	(1.17)
Class I
Year Ended June 30, 2025	42.81	0.44	5.10	5.54	(0.42)	(2.23)	(2.65)
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	(1.25)
Class R6
Year Ended June 30, 2025	42.73	0.48	5.10	5.58	(0.46)	(2.23)	(2.69)
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	(1.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$45.03	12.87%	$573,535	0.60%	0.75%	0.84%	28%
42.22	26.01	189,141	0.60	0.86	0.84	39
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30
36.46	42.55	180,296	0.60	0.85	0.84	35

45.70	13.12	1,284,221	0.35	1.00	0.58	28
42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30
36.89	42.92	686,545	0.35	1.09	0.58	35

45.62	13.25	9,174,782	0.25	1.09	0.33	28
42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30
36.84	43.09	4,185,201	0.25	1.19	0.33	35

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Year Ended June 30, 2025	$72.21	$0.40	$7.75	$8.15	$(0.42)	$—	$(0.42)
Year Ended June 30, 2024	57.02	0.43	15.24	15.67	(0.48)	—	(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Class C
Year Ended June 30, 2025	70.53	0.03	7.55	7.58	(0.01)	—	(0.01)
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Class I
Year Ended June 30, 2025	72.95	0.60	7.82	8.42	(0.58)	—	(0.58)
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Class R6
Year Ended June 30, 2025	72.93	0.63	7.84	8.47	(0.62)	—	(0.62)
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)
September 30, 2020 (f) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Large Cap Funds	June 30, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$79.94	11.30%	$91,240	0.64%	0.53%	0.97%	71%
72.21	27.64	58,599	0.64	0.70	0.99	25
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39
59.20	40.64	24,169	0.64	0.80	1.23	44

78.10	10.75	4,469	1.14	0.03	1.48	71
70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39
57.87	39.94	3,794	1.13	0.32	1.72	44

80.79	11.58	102,634	0.39	0.78	0.72	71
72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39
59.71	40.99	62,431	0.39	1.06	0.96	44

80.78	11.65	72,764	0.34	0.83	0.47	71
72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39
59.69	29.93	25,156	0.34	1.05	0.70	44

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Year Ended June 30, 2025	$74.67	$0.89	$7.43	$8.32	$(0.95)	$(1.17)	$(2.12)
Year Ended June 30, 2024	66.58	0.90	8.16	9.06	(0.97)	—	(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Class C
Year Ended June 30, 2025	65.56	0.43	6.53	6.96	(0.64)	(1.17)	(1.81)
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Class I
Year Ended June 30, 2025	79.59	1.16	7.93	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Class R2
Year Ended June 30, 2025	74.78	0.69	7.45	8.14	(0.74)	(1.17)	(1.91)
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Class R3
Year Ended June 30, 2025	79.38	0.94	7.91	8.85	(0.94)	(1.17)	(2.11)
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Class R4
Year Ended June 30, 2025	79.60	1.19	7.90	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
Class R5
Year Ended June 30, 2025	80.25	1.31	7.99	9.30	(1.26)	(1.17)	(2.43)
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Class R6
Year Ended June 30, 2025	80.28	1.38	8.01	9.39	(1.34)	(1.17)	(2.51)
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$80.87	11.19%	$1,475,038	0.94%	1.12%	1.00%	22%
74.67	13.71	1,258,586	0.94	1.30	1.01	18
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22
64.61	44.88	522,230	0.93	1.17	1.03	14

70.71	10.66	116,915	1.44	0.62	1.49	22
65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22
57.32	44.13	37,539	1.43	0.66	1.51	14

86.38	11.48	2,773,567	0.69	1.37	0.74	22
79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22
68.55	45.22	868,339	0.69	1.35	0.75	14

81.01	10.93	6,751	1.19	0.87	1.24	22
74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22
64.73	44.51	2,005	1.18	0.90	1.25	14

86.12	11.20	13,543	0.94	1.12	0.99	22
79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22
68.41	44.89	1,402	0.94	1.15	1.01	14

86.39	11.48	3,616	0.69	1.41	0.74	22
79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22
68.60	45.26	106	0.68	1.46	0.76	14

87.12	11.65	14,215	0.54	1.53	0.59	22
80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22
69.09	45.47	178	0.54	1.56	0.61	14

87.16	11.77	1,993,376	0.44	1.62	0.49	22
80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22
69.10	45.60	275,186	0.44	1.74	0.50	14

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	139

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 15 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Non-Diversified*
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Applied Data Science Value Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Non-Diversified**
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Prior to March 5, 2025, JPMorgan Large Cap Growth Fund operated as a diversified company.
**	Prior to December 2, 2024, JPMorgan U.S. GARP Equity Fund operated as a diversified company.
Effective March 1, 2025, Class A and Class C Shares of U.S. Applied Data Sciences Value Fund were publicly offered on a limited basis. Investors are not eligible to purchase Class A Shares and Class C Shares of U.S. Applied Data Science Value Fund unless they meet certain requirements as described in the Funds' prospectus.
The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Applied Data Science Value Fund (“U.S. Applied Data Science Value Fund”) and JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.

140	J.P. Morgan Large Cap Funds	June 30, 2025

The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.
The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.
Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective March 1, 2025, no sales charge was imposed on purchases of Class A Shares of U.S. Applied Data Science Value Fund and no CDSC was imposed on redemptions of Class A Shares and Class C Shares of U.S. Applied Data Science Value Fund. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the

June 30, 2025	J.P. Morgan Large Cap Funds	141

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,801,935	$—	$—	$43,801,935

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$11,370,091	$—	$—	$11,370,091
Rights	—	—	10	10
Short-Term Investments
Investment Companies	29,487	—	—	29,487
Total Investments in Securities	$11,399,578	$—	$10	$11,399,588
Appreciation in Other Financial Instruments
Futures Contracts	$1,083	$—	$—	$1,083

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,522,317	$—	$—	$5,522,317
Equity Linked Notes	—	813,194	—	813,194

142	J.P. Morgan Large Cap Funds	June 30, 2025

Equity Premium Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$9,909	$—	$—	$9,909
Total Investments in Securities	$5,532,226	$813,194	$—	$6,345,420

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,253,389	$—	$—	$22,253,389
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,347	$—	$—	$1,347
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(215,440)	$—	$—	$(215,440)
Put Options Written	(60,656)	—	—	(60,656)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(274,749)	$—	$—	$(274,749)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,525,256	$—	$—	$5,525,256
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,303	$—	$—	$1,303
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(326,512)	$—	$—	$(326,512)
Put Options Written	(1,177)	—	—	(1,177)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(326,386)	$—	$—	$(326,386)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,376,000	$—	$—	$3,376,000
Appreciation in Other Financial Instruments
Futures Contracts (a)	$912	$—	$—	$912
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(87,381)	$—	$—	$(87,381)

June 30, 2025	J.P. Morgan Large Cap Funds	143

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Hedged Equity 3 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(3,607)	$—	$—	$(3,607)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(90,076)	$—	$—	$(90,076)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$113,982,651	$—	$—	$113,982,651

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,064,258	$—	$—	$5,064,258

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Applied Data Science Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$149,613	$—	$—	$149,613

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,261,942	$—	$—	$32,261,942
Appreciation in Other Financial Instruments
Futures Contracts (a)	$13	$—	$—	$13

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,868,447	$—	$—	$1,868,447

144	J.P. Morgan Large Cap Funds	June 30, 2025

U.S. GARP Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$311	$—	$—	$311

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,994,224	$—	$—	$3,994,224
Total Liabilities in Securities Sold Short (a)	$(650,616)	$—	$—	$(650,616)
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,581	$—	$—	$1,581

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,065,184	$—	$—	$11,065,184
Appreciation in Other Financial Instruments
Futures Contracts (a)	$694	$—	$—	$694

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$270,894	$—	$—	$270,894
Appreciation in Other Financial Instruments
Futures Contracts (a)	$54	$—	$—	$54

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,413,845	$—	$—	$6,413,845

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

June 30, 2025	J.P. Morgan Large Cap Funds	145

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
As of June 30, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Large Cap Growth Fund	$10,104	$(10,104)	$—
Large Cap Value Fund	19,464	(19,464)	—
U.S. Value Fund	23,174	(23,174)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Equity Index Fund	$— (a)
Large Cap Growth Fund	1
Large Cap Value Fund	— (a)
U.S. GARP Equity Fund	— (a)
U.S. Value Fund	— (a)

(a)	Amount rounds to less than one thousand.

146	J.P. Morgan Large Cap Funds	June 30, 2025

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund and U.S. GARP Equity Fund did not have any securities out on loan at June 30, 2025. Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the year ended June 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$75,282	$5,340,048	$5,338,943	$(53)	$7	$76,341	76,326	$6,542	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	39,580	39,580	—	—	—	—	5 *	—
Total	$75,282	$5,379,628	$5,378,523	$(53)	$7	$76,341		$6,547	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Index Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$130,535	$13,912	$24,546	$4,221	$50,385	$174,507	602	$3,206	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c)	10,453	158,996	171,247	1,798 *	—	—	—	345 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c)	2,022	19,657	21,679	—	—	—	—	23 *	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.18% (b) (c)	31,098	709,104	710,715	—	—	29,487	29,487	1,370	—
Total	$174,108	$901,669	$928,187	$6,019	$50,385	$203,994		$4,944	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2025	J.P. Morgan Large Cap Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Equity Premium Income Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$—	$3,363,965	$3,354,075	$19	$— (c)	$9,909	9,907	$1,921	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	1,105	1,105	—	—	—	—	1 *	—
Total	$—	$3,365,070	$3,355,180	$19	$— (c)	$9,909		$1,922	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.18% (a) (b)	$518,872	$3,491,237	$2,996,409	$—	$—	$1,013,700	1,013,700	$13,863	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

Hedged Equity 2 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	$97,567	$1,198,276	$1,230,954	$—	$—	$64,889	64,889	$3,163	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

148	J.P. Morgan Large Cap Funds	June 30, 2025

Hedged Equity 3 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	$46,578	$891,471	$916,500	$—	$—	$21,549	21,549	$2,210	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

Large Cap Growth Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$3,765,452	$41,637,546	$44,813,701	$(342)	$(29)	$588,926	588,808	$204,620	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	94,979	196,549	281,159	5 *	3	10,377	10,377	855 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	11,095	4,514	15,609	—	—	—	—	42 *	—
Total	$3,871,526	$41,838,609	$45,110,469	$(337)	$(26)	$599,303		$205,517	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$127,054	$3,640,366	$3,739,187	$4	$3	$28,240	28,234	$4,627	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	2,000	188,300	170,501	1 *	—	19,800	19,800	290 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	1,210	14,734	15,944	—	—	—	—	16 *	—
Total	$130,264	$3,843,400	$3,925,632	$5	$3	$48,040		$4,933	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2025	J.P. Morgan Large Cap Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
U.S. Applied Data Science Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$1,157	$32,254	$32,796	$— (c)	$— (c)	$615	615	$119	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	661	661	—	—	—	—	—	—
Total	$1,157	$32,915	$33,457	$— (c)	$— (c)	$615		$119	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.

U.S. Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$269,804	$10,170,252	$10,192,525	$77	$15	$247,623	247,573	$11,661	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	42,421	42,421	—	—	—	—	27 *	—
Total	$269,804	$10,212,673	$10,234,946	$77	$15	$247,623		$11,688	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$19,423	$390,868	$399,524	$— (c)	$— (c)	$10,767	10,765	$859	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	12,122	12,122	—	—	—	—	25 *	—
Total	$19,423	$402,990	$411,646	$— (c)	$— (c)	$10,767		$884	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

150	J.P. Morgan Large Cap Funds	June 30, 2025

U.S. Large Cap Core Plus Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$62,838	$1,053,199	$1,011,787	$4	$3	$104,257	104,237	$2,977	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

U.S. Research Enhanced Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$193,056	$2,126,282	$2,270,106	$41	$2	$49,275	49,265	$6,862	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

U.S. Sustainable Leaders Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$4,615	$76,606	$78,126	$— (c)	$1	$3,096	3,095	$209	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.

U.S. Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$81,551	$746,015	$642,809	$(9)	$2	$184,750	184,714	$5,203	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	33,784	10,135	—	—	23,649	23,649	58 *	—
Total	$81,551	$779,799	$652,944	$(9)	$2	$208,399		$5,261	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

June 30, 2025	J.P. Morgan Large Cap Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of cash or securities for options written. Cash collateral deposited with the broker is recorded as Deposits at broker for option contracts, while cash collateral deposited at the Funds' custodian for the benefit of the broker is recorded as Restricted cash for exchange-traded options on the Statements of Assets and Liabilities. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

152	J.P. Morgan Large Cap Funds	June 30, 2025

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended June 30, 2025 (amounts in thousands, except number of contracts):
	Equity Index Fund	Equity Premium Income Fund
Futures Contracts:
Average Notional Balance Long	$39,357	$3,934
Average Notional Balance Short	—	(863)
Ending Notional Balance Long	44,068	—

	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$323,296	$85,607	$60,167
Ending Notional Balance Long	37,505	73,446	25,941
Exchange-Traded Options:
Average Number of Contracts Purchased	35,770	9,081	5,296
Average Number of Contracts Written	(71,541)	(18,162)	(10,589)
Ending Number of Contracts Purchased	33,981	8,915	5,424
Ending Number of Contracts Written	(67,962)	(17,830)	(10,848)

	U.S. Applied Data Science Value Fund	U.S. Equity Fund	U.S. GARP Equity Fund
Futures Contracts:
Average Notional Balance Long	$2,131	$48,419	$12,819
Ending Notional Balance Long	—	1,250	9,064

	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$19,364	$150,617	$3,046
Ending Notional Balance Long	45,318	19,377	1,875

June 30, 2025	J.P. Morgan Large Cap Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The Funds' derivatives contracts held at June 30, 2025 are not accounted for as hedging instruments under GAAP.
H. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2025, Equity Premium Income Fund had outstanding ELNs as listed on its SOI.
I. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of June 30, 2025, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

154	J.P. Morgan Large Cap Funds	June 30, 2025

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$178	$30	$256	n/a	$11	$7	$3	$11	$441	$937
Equity Index Fund
Transfer agency fees	168	5	33	n/a	n/a	n/a	n/a	n/a	57	263
Equity Premium Income Fund
Transfer agency fees	20	14	96	n/a	n/a	n/a	n/a	— (a)	11	141
Hedged Equity Fund
Transfer agency fees	36	17	149	n/a	n/a	n/a	n/a	— (a)	49	251
Hedged Equity 2 Fund
Transfer agency fees	8	6	41	n/a	n/a	n/a	n/a	— (a)	14	69
Hedged Equity 3 Fund
Transfer agency fees	4	3	24	n/a	n/a	n/a	n/a	— (a)	6	37
Large Cap Growth Fund
Transfer agency fees	404	31	260	n/a	37	19	9	16	845	1,621
Large Cap Value Fund
Transfer agency fees	46	4	48	n/a	3	1	— (a)	3	31	136
U.S. Applied Data Science Value Fund
Transfer agency fees	2	1	3	n/a	2	n/a	n/a	— (a)	2	10
U.S. Equity Fund
Transfer agency fees	120	17	189	$29	10	8	2	13	212	600
U.S. GARP Equity Fund
Transfer agency fees	15	2	7	n/a	20	n/a	n/a	2	9	55
U.S. Large Cap Core Plus Fund
Transfer agency fees	21	3	27	n/a	1	n/a	n/a	1	7	60
U.S. Research Enhanced Equity Fund
Transfer agency fees	11	n/a	20	n/a	n/a	n/a	n/a	n/a	81	112
U.S. Sustainable Leaders Fund
Transfer agency fees	5	1	3	n/a	n/a	n/a	n/a	n/a	2	11
U.S. Value Fund
Transfer agency fees	142	9	31	n/a	— (a)	1	— (a)	— (a)	39	222

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

June 30, 2025	J.P. Morgan Large Cap Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Equity Income Fund	$273,010	$3,468	$(276,478)
Equity Index Fund	—	(5)	5
Hedged Equity Fund	—	622	(622)
Large Cap Growth Fund	531,455	—	(531,455)
Large Cap Value Fund	21,831	1,135	(22,966)
U.S. Applied Data Science Value Fund	824	— (a)	(824)
U.S. Large Cap Core Plus Fund	(4)	151	(147)
U.S. Research Enhanced Equity Fund	—	57	(57)
U.S. Sustainable Leaders Fund	1,664	1	(1,665)

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.
N. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
O. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Applied Data Science Value Fund	0.30
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30

156	J.P. Morgan Large Cap Funds	June 30, 2025

U.S. Value Fund	0.40%
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.035%, 0.075%, 0.075%, 0.065%, 0.075%, 0.075%, 0.027%, 0.075%, 0.075%, 0.057%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Applied Data Science Value Fund	0.25	0.75	0.50	n/a
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
Effective March 1, 2025, distribution fees on U.S. Applied Data Science Value Fund's Class A, Class C and Class R2 Shares are voluntarily waived by the Distributor. JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$218	$— (a)
Equity Index Fund	61	— (a)
Equity Premium Income Fund	392	— (a)
Hedged Equity Fund	161	— (a)
Hedged Equity 2 Fund	24	—

June 30, 2025	J.P. Morgan Large Cap Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
Hedged Equity 3 Fund	$28	$—
Large Cap Growth Fund	1,103	— (a)
Large Cap Value Fund	32	— (a)
U.S. Applied Data Science Value Fund	1	—
U.S. Equity Fund	300	— (a)
U.S. GARP Equity Fund	15	— (a)
U.S. Large Cap Core Plus Fund	62	— (a)
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	4	—
U.S. Value Fund	153	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Applied Data Science Value Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

158	J.P. Morgan Large Cap Funds	June 30, 2025

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Applied Data Science Value Fund	0.73	1.23	0.49	1.09	n/a	n/a	0.44	0.34
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44

The expense limitation agreements were in effect for the year ended June 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
For the year ended June 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Equity Income Fund	$1	$—	$—	$1	$—	$—
Equity Index Fund	4,354	3,859	2,448	10,661	57	—
Equity Premium Income Fund	—	—	— (a)	— (a)	—	—
Hedged Equity 2 Fund	—	—	1	1	—	—
Hedged Equity 3 Fund	—	—	1	1	— (a)	—
Large Cap Growth Fund	37,718	17,076	415	55,209	188	—
Large Cap Value Fund	1,562	1,040	126	2,728	23	—
U.S. Applied Data Science Value Fund	178	114	129	421	—	37
U.S. Equity Fund	3,205	2,139	359	5,703	212	—
U.S. GARP Equity Fund	597	379	41	1,017	1	—
U.S. Large Cap Core Plus Fund	1,645	1,097	4,363	7,105	—	—
U.S. Research Enhanced Equity Fund	5,182	3,457	2,131	10,770	—	—
U.S. Sustainable Leaders Fund	180	120	335	635	—	—
U.S. Value Fund	1,762	1,175	173	3,110	35	—

(a)	Amount rounds to less than one thousand.

June 30, 2025	J.P. Morgan Large Cap Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 were as follows:

Equity Income Fund	$154
Equity Index Fund	62
Equity Premium Income Fund	57
Hedged Equity Fund	667
Hedged Equity 2 Fund	83
Hedged Equity 3 Fund	55
Large Cap Growth Fund	4,961
Large Cap Value Fund	103
U.S. Applied Data Science Value Fund	3
U.S. Equity Fund	266
U.S. GARP Equity Fund	20
U.S. Large Cap Core Plus Fund	66
U.S. Research Enhanced Equity Fund	172
U.S. Sustainable Leaders Fund	5
U.S. Value Fund	113
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2025, Large Cap Value Fund and U.S. Large Cap Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Income Fund	$106
Equity Premium Income Fund	14
Hedged Equity Fund	36
Hedged Equity 2 Fund	41
Hedged Equity 3 Fund	73
Large Cap Value Fund	56
U.S. Applied Data Science Value Fund	2
U.S. Equity Fund	76
U.S. GARP Equity Fund	9
U.S. Large Cap Core Plus Fund	5
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

160	J.P. Morgan Large Cap Funds	June 30, 2025

4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$8,773,924	$14,397,913	$—	$—
Equity Index Fund	1,253,935	1,598,212	—	—
Equity Premium Income Fund	11,424,234	11,269,619	—	—
Hedged Equity Fund	5,960,365	6,456,621	—	—
Hedged Equity 2 Fund	2,262,229	2,183,229	—	—
Hedged Equity 3 Fund	1,390,323	1,319,302	—	—
Large Cap Growth Fund	59,034,633	50,679,169	—	—
Large Cap Value Fund	9,153,943	8,779,600	—	—
U.S. Applied Data Science Value Fund	31,460	66,206	—	—
U.S. Equity Fund	12,251,755	13,293,050	—	—
U.S. GARP Equity Fund	982,102	844,096	—	—
U.S. Large Cap Core Plus Fund	3,044,278	2,412,983	1,014,509	983,568
U.S. Research Enhanced Equity Fund	3,413,855	2,839,768	—	—
U.S. Sustainable Leaders Fund	194,671	166,312	—	—
U.S. Value Fund	1,327,406	1,307,512	—	—
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$27,084,373	$16,850,331	$132,769	$16,717,562
Equity Index Fund	4,087,135	7,391,626	78,090	7,313,536
Equity Premium Income Fund	5,308,285	1,230,921	193,786	1,037,135
Hedged Equity Fund	12,770,393	9,401,383	193,136	9,208,247
Hedged Equity 2 Fund	3,489,898	2,093,538	384,566	1,708,972
Hedged Equity 3 Fund	2,311,863	1,109,420	135,359	974,061
Large Cap Growth Fund	67,551,974	46,611,173	180,496	46,430,677
Large Cap Value Fund	4,498,261	611,344	45,347	565,997
U.S. Applied Data Science Value Fund	112,336	40,799	3,522	37,277
U.S. Equity Fund	17,683,144	14,611,693	32,882	14,578,811
U.S. GARP Equity Fund	947,956	931,757	10,955	920,802
U.S. Large Cap Core Plus Fund *	1,952,143	1,433,684	40,638	1,393,046
U.S. Research Enhanced Equity Fund	6,279,257	4,894,170	107,549	4,786,621
U.S. Sustainable Leaders Fund	205,050	71,328	5,430	65,898
U.S. Value Fund	4,800,267	1,751,639	138,061	1,613,578

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

June 30, 2025	J.P. Morgan Large Cap Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$840,237	$2,628,734	$3,468,971
Equity Index Fund	133,064	—	133,064
Equity Premium Income Fund	518,059	—	518,059
Hedged Equity Fund	155,399	—	155,399
Hedged Equity 2 Fund	37,967	—	37,967
Hedged Equity 3 Fund	22,121	—	22,121
Large Cap Growth Fund	140,130	1,002,056	1,142,186
Large Cap Value Fund	343,655	155,204	498,859
U.S. Applied Data Science Value Fund	3,405	9,277	12,682
U.S. Equity Fund	807,038	1,113,229	1,920,267
U.S. GARP Equity Fund	30,794	62,061	92,855
U.S. Large Cap Core Plus Fund	11,844	163,977	175,821
U.S. Research Enhanced Equity Fund	232,460	381,245	613,705
U.S. Sustainable Leaders Fund	1,620	—	1,620
U.S. Value Fund	96,089	72,843	168,932

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$976,837	$329,178	$1,306,015
Equity Index Fund	125,568	—	125,568
Equity Premium Income Fund	437,278	—	437,278
Hedged Equity Fund	158,875	—	158,875
Hedged Equity 2 Fund	42,150	—	42,150
Hedged Equity 3 Fund	23,662	—	23,662
Large Cap Growth Fund	170,094	—	170,094
Large Cap Value Fund	64,731	132,881	197,612
U.S. Applied Data Science Value Fund	5,421	6,778	12,199
U.S. Equity Fund	217,330	272,641	489,971
U.S. GARP Equity Fund	5,169	7,575	12,744
U.S. Large Cap Core Plus Fund	3,079	165,702	168,781
U.S. Research Enhanced Equity Fund	95,982	9,493	105,475
U.S. Sustainable Leaders Fund	1,738	—	1,738
U.S. Value Fund	82,194	—	82,194

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

162	J.P. Morgan Large Cap Funds	June 30, 2025

As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Equity Income Fund	$1,812	$1,986,367	$16,717,561
Equity Index Fund	4,594	(3,265)	7,313,482
Equity Premium Income Fund	16,674	(1,161,104)	1,037,135
Hedged Equity Fund	13,042	(1,511,237)	9,208,247
Hedged Equity 2 Fund	3,083	(960,304)	1,708,972
Hedged Equity 3 Fund	1,878	(358,356)	974,061
Large Cap Growth Fund	178,541	6,081,902	46,430,677
Large Cap Value Fund	7,329	175,991	565,997
U.S. Applied Data Science Value Fund	117	10,162	37,277
U.S. Equity Fund	254,475	547,885	14,578,811
U.S. GARP Equity Fund	17,164	82,266	920,802
U.S. Large Cap Core Plus Fund	3,684	74,697	1,393,046
U.S. Research Enhanced Equity Fund	59,868	277,465	4,786,621
U.S. Sustainable Leaders Fund	806	17,568	65,898
U.S. Value Fund	13,124	146,076	1,613,578

The cumulative timing differences primarily consist of certain derivatives, dividends payable, post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Index Fund	$—	$3,265
Equity Premium Income Fund	1,099,073	62,031
Hedged Equity Fund	1,063,642	447,595
Hedged Equity 2 Fund	446,580	513,724
Hedged Equity 3 Fund	116,617	241,739
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the Funds deferred to July 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Premium Income Fund	$339,900	$(258,944)
Hedged Equity Fund	401,169	14,264
Hedged Equity 2 Fund	86,642	(3,417)
Hedged Equity 3 Fund	32,733	(1,942)
Large Cap Value Fund	8,638	—
U.S. Applied Data Science Value Fund	14	—
U.S. Large Cap Core Plus Fund	51,056	—

June 30, 2025	J.P. Morgan Large Cap Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
During the year ended June 30, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$30,625	$62,506
Equity Premium Income Fund	—	93,497
Large Cap Growth Fund	541,933	—
U.S. Sustainable Leaders Fund	11,932	1,002
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

164	J.P. Morgan Large Cap Funds	June 30, 2025

As of June 30, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	11.6%	2	34.5%
Equity Index Fund	3	31.8	—	—
Equity Premium Income Fund	1	14.0	2	52.7
Hedged Equity Fund	—	—	2	41.0
Hedged Equity 2 Fund	1	13.0	4	52.3
Hedged Equity 3 Fund	1	11.3	4	52.7
Large Cap Growth Fund	—	—	1	19.9
Large Cap Value Fund	1	11.5	2	29.7
U.S. Applied Data Science Value Fund	—	—	3	36.1
U.S. Equity Fund	—	—	2	29.0
U.S. GARP Equity Fund	3	39.8	1	14.1
U.S. Large Cap Core Plus Fund	1	27.6	—	—
U.S. Research Enhanced Equity Fund	—	—	2	35.8
U.S. Sustainable Leaders Fund	—	—	2	37.8
U.S. Value Fund	—	—	2	40.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	64.5%
Large Cap Value Fund	23.5	—	—
U.S. GARP Equity Fund	44.8	—	—
U.S. Research Enhanced Equity Fund	10.2	25.8	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index, if any, or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Subsequent Event
At a meeting held on February 11-13 2025, JPM I's Board of Trustees approved the reorganization (the “Reorganization”) of U.S. Applied Data Science Value Fund (the “Acquired Fund”) into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (the "Acquiring Fund”). The Reorganization occurred as of the close of business on July 11, 2025 (the “Closing Date”). Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Acquiring Fund. In connection with the Reorganization, each shareholder of the

June 30, 2025	J.P. Morgan Large Cap Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Acquired Fund (except as noted below) received shares of the Acquiring Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Acquiring Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment may be taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Acquiring Fund is managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, the Acquiring Fund has a new 80% policy, according to which it invests 80% of its assets in equity securities of large, well-established companies, while the Acquired Fund invested at least 80% of its assets in equity securities of U.S. large and mid-capitalization companies. Effective as of the close of business on July 11, 2025, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.

166	J.P. Morgan Large Cap Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity Fund, JPMorgan Hedged Equity 2 Fund, JPMorgan Hedged Equity 3 Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Hedged Equity Fund, JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund (eight of the funds constituting JPMorgan Trust I), JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Large Cap Growth Fund and JPMorgan Large Cap Value Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity 2 Fund and JPMorgan Hedged Equity 3 Fund (three of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statement of cash flows for JPMorgan U.S. Large Cap Core Plus Fund for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the results of its cash flows for the year then ended for JPMorgan U.S. Large Cap Core Plus Fund, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	J.P. Morgan Large Cap Funds	167

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan Equity Income Fund	100.00%
JPMorgan Equity Index Fund	99.00
JPMorgan Equity Premium Income Fund	15.19
JPMorgan Hedged Equity Fund	100.00
JPMorgan Hedged Equity 2 Fund	100.00
JPMorgan Hedged Equity 3 Fund	100.00
JPMorgan Large Cap Growth Fund	100.00
JPMorgan Large Cap Value Fund	22.28
JPMorgan U.S. Applied Data Science Value Fund	87.59
JPMorgan U.S. Equity Fund	39.56
JPMorgan U.S. GARP Equity Fund	33.83
JPMorgan U.S. Large Cap Core Plus Fund	100.00
JPMorgan U.S. Research Enhanced Equity Fund	50.03
JPMorgan U.S. Sustainable Leaders Fund	100.00
JPMorgan U.S. Value Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan Equity Income Fund	$2,902,340
JPMorgan Large Cap Growth Fund	1,533,511
JPMorgan Large Cap Value Fund	177,046
JPMorgan U.S. Applied Data Science Value Fund	10,101
JPMorgan U.S. Equity Fund	1,113,229
JPMorgan U.S. GARP Equity Fund	62,061
JPMorgan U.S. Large Cap Core Plus Fund	163,977
JPMorgan U.S. Research Enhanced Equity Fund	381,245
JPMorgan U.S. Sustainable Leaders Fund	1,664
JPMorgan U.S. Value Fund	72,843
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan Equity Income Fund	$840,237
JPMorgan Equity Index Fund	133,064
JPMorgan Equity Premium Income Fund	85,203
JPMorgan Hedged Equity Fund	155,399
JPMorgan Hedged Equity 2 Fund	37,967
JPMorgan Hedged Equity 3 Fund	22,121
JPMorgan Large Cap Growth Fund	140,130
JPMorgan Large Cap Value Fund	77,437
JPMorgan U.S. Applied Data Science Value Fund	3,128
JPMorgan U.S. Equity Fund	345,204
JPMorgan U.S. GARP Equity Fund	11,147
JPMorgan U.S. Large Cap Core Plus Fund	11,844
JPMorgan U.S. Research Enhanced Equity Fund	124,537
JPMorgan U.S. Sustainable Leaders Fund	1,620
JPMorgan U.S. Value Fund	96,089

168	J.P. Morgan Large Cap Funds	June 30, 2025

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-LCE-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan Trust I held a special meeting of shareholders on October 2, 2024, for the purpose of considering and voting upon the approval to change the JPMorgan U.S. GARP Equity Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy. The elimination of the fundamental investment policy was approved by shareholders on October 2, 2024.
The results of the voting were as follows:
Dollar value of Votes Received (000's)
For	$845,181
Against	3,333
Abstain	1,191
JPMorgan Trust II held a special meeting of shareholders on October 2, 2024 for the purpose of considering and voting upon theapproval to change the JPMorgan Large Cap Growth Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy.
The special meeting was adjourned to October 30, 2024, November 21, 2024, December 18, 2024, January 30, 2025 and February 27, 2025, to allow shareholders additional time to vote on the proposal. The proposal was not approved by either 67% or more of the shares present or represented by proxy at the meeting, or by more than 50% of the outstanding shares (as of the record date set for the special shareholder meeting) of the Fund, as is required at the October 2, 2024 meeting, the October 30, 2024 meeting, the November 21, 2024 meeting, the December 18, 2024 meeting and the January 30, 2025 meeting. The elimination of the fundamental investment policy was approved by shareholders of the Fund when the special meeting reconvened on February 27, 2025.
Dollar value of Votes Received (000’s)
October 2, 2024 Meeting:
For	$20,507,361
Against	2,574,902
Abstain	961,728

October 30, 2024 Meeting:
For	$22,744,395
Against	2,854,178
Abstain	1,626,367

November 21, 2024 Meeting:
For	$27,038,114
Against	3,821,555
Abstain	2,466,174

December 18, 2024 Meeting:
For	$24,904,024
Against	6,694,795
Abstain	2,721,884

January 30, 2025 Meeting:
For	$33,185,852
Against	4,337,107
Abstain	3,789,254

February 27, 2025 Meeting:
For	$34,043,780
Against	4,371,268
Abstain	4,252,603
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
September 2, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 2, 2025